UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Balanced Index Fund Investor Shares - VBINX

Vanguard Balanced Index Fund Admiral™ Shares - VBIAX

Vanguard Balanced Index Fund Institutional Shares - VBAIX

Vanguard Balanced Index Fund
Investor Shares (VBINX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.18%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$58,267
Number of Portfolio Holdings	15,951
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.7%
Corporate Bonds	9.7%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	25.8%
Warrants	0.0%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2

Vanguard Balanced Index Fund
Admiral™ Shares (VBIAX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$58,267
Number of Portfolio Holdings	15,951
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.7%
Corporate Bonds	9.7%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	25.8%
Warrants	0.0%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR502

Vanguard Balanced Index Fund
Institutional Shares (VBAIX)
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$58,267
Number of Portfolio Holdings	15,951
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	61.7%
Corporate Bonds	9.7%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	25.8%
Warrants	0.0%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR869

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Balanced Index Fund

Contents
Financial Statements	1

Balanced Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (61.7%)
Basic Materials (0.9%)
	Linde plc	284,421	133,445
	Ecolab Inc.	154,083	41,516
	Newmont Corp.	673,479	39,237
	Air Products and Chemicals Inc.	134,432	37,918
	Freeport-McMoRan Inc.	868,193	37,636
	Fastenal Co.	695,869	29,227
	Nucor Corp.	138,896	17,993
	International Paper Co.	319,908	14,981
	International Flavors & Fragrances Inc.	154,870	11,391
	Steel Dynamics Inc.	85,175	10,903
	Reliance Inc.	31,608	9,922
	LyondellBasell Industries NV Class A	156,574	9,059
	CF Industries Holdings Inc.	98,003	9,016
	Avery Dennison Corp.	47,009	8,249
	Carpenter Technology Corp.	28,554	7,892
*	RBC Bearings Inc.	18,936	7,287
	Royal Gold Inc.	39,616	7,045
	Mosaic Co.	191,869	6,999
	Mueller Industries Inc.	67,779	5,386
	Eastman Chemical Co.	69,688	5,203
	Alcoa Corp.	158,640	4,681
	Albemarle Corp.	72,062	4,516
	Celanese Corp.	67,317	3,725
	UFP Industries Inc.	35,502	3,528
*	Coeur Mining Inc.	371,477	3,291
	Commercial Metals Co.	67,144	3,284
	Element Solutions Inc.	144,034	3,262
	NewMarket Corp.	4,700	3,247
	Balchem Corp.	19,801	3,152
	FMC Corp.	70,833	2,957
	Timken Co.	38,762	2,812
	Hexcel Corp.	48,784	2,756
*	MP Materials Corp.	80,499	2,678
	Sensient Technologies Corp.	26,094	2,571
	Cabot Corp.	31,284	2,346
*	Cleveland-Cliffs Inc.	303,244	2,305
	Hecla Mining Co.	376,224	2,254
	Avient Corp.	56,078	1,812
	Scotts Miracle-Gro Co.	26,682	1,760
*	Uranium Energy Corp.	250,001	1,700
	Hawkins Inc.	11,595	1,648
	Westlake Corp.	20,436	1,552
	Ashland Inc.	29,109	1,464
	Olin Corp.	72,548	1,458
	Innospec Inc.	15,327	1,289
*	Perimeter Solutions Inc.	86,817	1,209
	Minerals Technologies Inc.	19,377	1,067
	Sylvamo Corp.	21,122	1,058
	Huntsman Corp.	101,134	1,054
	Chemours Co.	91,463	1,047
	Materion Corp.	12,611	1,001
	Quaker Chemical Corp.	8,812	986
*	Ingevity Corp.	22,680	977
	Kaiser Aluminum Corp.	9,242	738
	Worthington Steel Inc.	23,759	709
	Stepan Co.	12,702	693
*,1	Energy Fuels Inc.	118,771	683
*	Century Aluminum Co.	30,544	550
*	Compass Minerals International Inc.	27,293	548
*	Ecovyst Inc.	64,335	530

Balanced Index Fund
		Shares	Market Value• ($000)
*	Ivanhoe Electric Inc.	52,101	473
	Koppers Holdings Inc.	13,128	422
	AdvanSix Inc.	17,533	416
	Radius Recycling Inc.	13,535	402
*	Metallus Inc.	24,623	379
	Tronox Holdings plc	72,864	369
	Ryerson Holding Corp.	16,074	347
*	Intrepid Potash Inc.	7,428	265
*	Piedmont Lithium Inc.	45,439	264
*	Magnera Corp.	21,501	260
	Mativ Holdings Inc.	35,261	241
*,1	Ur-Energy Inc.	215,196	226
*	NWPX Infrastructure Inc.	5,459	224
*	Clearwater Paper Corp.	8,076	220
*	LSB Industries Inc.	27,907	218
	Olympic Steel Inc.	6,373	208
*,1	ASP Isotopes Inc.	27,663	204
*	Dakota Gold Corp.	50,500	186
*	Rayonier Advanced Materials Inc.	45,507	175
*	Perma-Pipe International Holdings Inc.	7,151	164
*	Tredegar Corp.	18,346	161
*	GrafTech International Ltd.	143,000	139
*	Contango ORE Inc.	5,641	110
*,1	United States Antimony Corp.	42,395	92
*	Alto Ingredients Inc.	67,114	77
*	American Vanguard Corp.	19,365	76
*,1	Idaho Strategic Resources Inc.	5,629	74
	FutureFuel Corp.	16,400	64
*	NioCorp Developments Ltd.	23,502	55
*	Hycroft Mining Holding Corp. Class A	15,211	48
*	NN Inc.	22,036	46
*	Comstock Inc.	11,989	45
	Friedman Industries Inc.	2,625	43
	Northern Technologies International Corp.	5,764	43
*,1	American Battery Technology Co.	23,913	39
*	Origin Materials Inc.	68,704	33
*	Culp Inc.	7,359	29
*,1	LanzaTech Global Inc.	96,844	26
	United-Guardian Inc.	2,067	16
	Omega Flex Inc.	22	1
*,2	American Infrastructure Corp.	4,696	—
*,2	ReElement Technologies Corp.	8,767	—
			536,083
Consumer Discretionary (9.0%)
*	Amazon.com Inc.	5,775,866	1,267,167
*	Tesla Inc.	1,655,173	525,782
*	Netflix Inc.	257,316	344,580
	Costco Wholesale Corp.	268,118	265,421
	Walmart Inc.	2,659,706	260,066
	Home Depot Inc.	601,303	220,462
	Walt Disney Co.	1,086,875	134,783
	McDonald's Corp.	432,209	126,278
*	Uber Technologies Inc.	1,264,249	117,954
	Booking Holdings Inc.	19,652	113,770
	TJX Cos. Inc.	674,892	83,342
	Lowe's Cos. Inc.	337,850	74,959
	Starbucks Corp.	687,237	62,972
	NIKE Inc. Class B	713,018	50,653
*	O'Reilly Automotive Inc.	517,294	46,624
	Royal Caribbean Cruises Ltd.	148,003	46,346
*	Chipotle Mexican Grill Inc.	814,841	45,753
	Hilton Worldwide Holdings Inc.	143,581	38,241
*	ROBLOX Corp. Class A	362,964	38,184
*	AutoZone Inc.	10,152	37,687
	Marriott International Inc. Class A	132,321	36,151
*	Airbnb Inc. Class A	235,573	31,176
*	Flutter Entertainment plc	106,987	30,573
	General Motors Co.	579,821	28,533
	Target Corp.	273,895	27,020

Balanced Index Fund
		Shares	Market Value• ($000)
*	Carvana Co.	77,697	26,181
*	Copart Inc.	524,871	25,755
	Ford Motor Co.	2,360,348	25,610
	Ross Stores Inc.	199,177	25,411
*	Take-Two Interactive Software Inc.	104,096	25,280
	Yum! Brands Inc.	167,450	24,813
	Electronic Arts Inc.	151,550	24,203
	DR Horton Inc.	167,148	21,549
	eBay Inc.	278,316	20,723
	Garmin Ltd.	99,002	20,664
*	Trade Desk Inc. Class A	270,164	19,449
	Delta Air Lines Inc.	393,261	19,341
*	Carnival Corp.	634,012	17,828
	Tractor Supply Co.	322,644	17,026
	Lennar Corp. Class A	143,907	15,918
*	United Airlines Holdings Inc.	197,162	15,700
*	Lululemon Athletica Inc.	66,014	15,684
	Darden Restaurants Inc.	70,587	15,386
*	Warner Bros Discovery Inc.	1,340,996	15,368
	Dollar General Corp.	133,660	15,288
*,1	Live Nation Entertainment Inc.	98,911	14,963
	PulteGroup Inc.	120,930	12,753
*	Ulta Beauty Inc.	27,255	12,750
	Expedia Group Inc.	73,257	12,357
*	DraftKings Inc. Class A	287,879	12,347
*	NVR Inc.	1,659	12,253
	Williams-Sonoma Inc.	74,701	12,204
*	Dollar Tree Inc.	120,461	11,930
	RB Global Inc.	112,070	11,901
*	Liberty Media Corp.-Liberty Formula One Class C	112,665	11,773
	Southwest Airlines Co.	344,392	11,172
	Tapestry Inc.	125,408	11,012
	Estee Lauder Cos. Inc. Class A	127,502	10,302
	Genuine Parts Co.	83,937	10,182
	Rollins Inc.	175,618	9,908
*	Deckers Outdoor Corp.	89,933	9,269
*	Duolingo Inc. Class A	22,606	9,269
*	Burlington Stores Inc.	38,485	8,953
*	Aptiv plc	128,289	8,752
*	BJ's Wholesale Club Holdings Inc.	79,908	8,616
	Las Vegas Sands Corp.	194,761	8,474
	Omnicom Group Inc.	117,577	8,458
	Domino's Pizza Inc.	18,566	8,366
	Somnigroup International Inc.	120,189	8,179
	Best Buy Co. Inc.	116,137	7,796
	Fox Corp. Class A	137,666	7,715
	Texas Roadhouse Inc. Class A	39,762	7,452
	TKO Group Holdings Inc. Class A	39,705	7,224
*	Rivian Automotive Inc. Class A	522,130	7,174
	Toll Brothers Inc.	59,638	6,806
	News Corp. Class A	226,688	6,737
	Service Corp. International	82,489	6,715
	Aramark	158,793	6,649
	Dick's Sporting Goods Inc.	32,874	6,503
	Pool Corp.	21,533	6,276
*	CarMax Inc.	91,838	6,172
*,1	GameStop Corp. Class A	247,321	6,032
	Ralph Lauren Corp.	21,983	6,029
	Hasbro Inc.	79,702	5,884
	LKQ Corp.	156,087	5,777
	Wingstop Inc.	16,830	5,667
*	Planet Fitness Inc. Class A	51,376	5,603
*	Norwegian Cruise Line Holdings Ltd.	269,178	5,459
	Interpublic Group of Cos. Inc.	222,762	5,453
	Lithia Motors Inc. Class A	15,464	5,224
	New York Times Co. Class A	91,981	5,149
*	Chewy Inc. Class A	119,578	5,096
*	Cava Group Inc.	60,257	5,075
*	Dutch Bros Inc. Class A	73,014	4,992
*	Ollie's Bargain Outlet Holdings Inc.	37,779	4,979

Balanced Index Fund
		Shares	Market Value• ($000)
*	Light & Wonder Inc.	51,453	4,953
*	Skechers USA Inc. Class A	78,176	4,933
*	Floor & Decor Holdings Inc. Class A	64,128	4,871
*	Brinker International Inc.	25,973	4,684
	BorgWarner Inc.	135,504	4,537
*	American Airlines Group Inc.	401,948	4,510
	H&R Block Inc.	80,762	4,433
	Murphy USA Inc.	10,843	4,411
*	Five Below Inc.	33,302	4,369
	Wynn Resorts Ltd.	46,533	4,359
*	Bright Horizons Family Solutions Inc.	33,967	4,198
*	AutoNation Inc.	20,727	4,117
[1]	Paramount Global Class B	317,440	4,095
*	elf Beauty Inc.	32,397	4,031
	Churchill Downs Inc.	39,705	4,010
*	Mattel Inc.	198,120	3,907
*	MGM Resorts International	112,451	3,867
	Wyndham Hotels & Resorts Inc.	47,000	3,817
	Bath & Body Works Inc.	125,085	3,748
*	Alaska Air Group Inc.	74,979	3,710
*	Stride Inc.	25,406	3,689
	Vail Resorts Inc.	23,114	3,632
*	Lyft Inc. Class A	228,325	3,598
*	Caesars Entertainment Inc.	122,699	3,483
	Group 1 Automotive Inc.	7,950	3,472
*	Taylor Morrison Home Corp. Class A	56,525	3,472
	U-Haul Holding Co. (XNYS)	63,519	3,454
	Whirlpool Corp.	34,038	3,452
	Hyatt Hotels Corp. Class A	24,394	3,407
*	SiteOne Landscape Supply Inc.	27,727	3,353
*	Shake Shack Inc. Class A	23,285	3,274
*	Crocs Inc.	32,275	3,269
*	Grand Canyon Education Inc.	17,237	3,258
	Gap Inc.	149,031	3,250
*	Etsy Inc.	61,443	3,082
	Lear Corp.	31,880	3,028
	Gentex Corp.	136,214	2,995
*	Wayfair Inc. Class A	58,324	2,983
	Nexstar Media Group Inc. Class A	16,760	2,899
*	Urban Outfitters Inc.	39,560	2,870
*	Asbury Automotive Group Inc.	11,978	2,857
*	Boot Barn Holdings Inc.	18,791	2,856
*	Valvoline Inc.	74,451	2,819
	VF Corp.	238,577	2,803
	Meritage Homes Corp.	41,569	2,784
	Boyd Gaming Corp.	34,495	2,699
*	Liberty Media Corp.-Liberty Formula One Class A	28,373	2,694
	Thor Industries Inc.	30,144	2,677
	Sirius XM Holdings Inc.	114,033	2,619
*	Frontdoor Inc.	44,315	2,612
*	Adtalem Global Education Inc.	20,184	2,568
	News Corp. Class B	73,108	2,508
*	Life Time Group Holdings Inc.	80,559	2,443
*	SkyWest Inc.	23,463	2,416
	Fox Corp. Class B	45,783	2,364
	Warner Music Group Corp. Class A	85,752	2,336
*	Liberty Media Corp.-Liberty Live Class C	27,883	2,263
*	Abercrombie & Fitch Co. Class A	26,981	2,235
	Kontoor Brands Inc.	33,771	2,228
*	Cavco Industries Inc.	4,960	2,155
*	Madison Square Garden Sports Corp.	10,305	2,153
*	Champion Homes Inc.	33,444	2,094
	Cinemark Holdings Inc.	67,721	2,044
	Travel + Leisure Co.	39,597	2,044
*	Dorman Products Inc.	15,942	1,956
	PVH Corp.	27,733	1,902
	Rush Enterprises Inc. Class A	36,808	1,896
	Macy's Inc.	161,974	1,889
[1]	Choice Hotels International Inc.	14,649	1,859
	Signet Jewelers Ltd.	23,053	1,834

Balanced Index Fund
		Shares	Market Value• ($000)
*	Laureate Education Inc.	78,025	1,824
	Cheesecake Factory Inc.	28,441	1,782
*	M/I Homes Inc.	15,779	1,769
	KB Home	33,145	1,756
*	Tri Pointe Homes Inc.	54,647	1,746
	Graham Holdings Co. Class B	1,842	1,743
	Academy Sports & Outdoors Inc.	38,198	1,712
*	RH	9,049	1,710
*	Six Flags Entertainment Corp.	55,448	1,687
	Advance Auto Parts Inc.	36,148	1,681
*	Goodyear Tire & Rubber Co.	160,260	1,662
	Harley-Davidson Inc.	69,873	1,649
	TEGNA Inc.	97,884	1,641
*	Avis Budget Group Inc.	9,687	1,638
*	ACV Auctions Inc. Class A	100,870	1,636
*	YETI Holdings Inc.	51,743	1,631
	Red Rock Resorts Inc. Class A	31,072	1,617
*	Penn Entertainment Inc.	90,431	1,616
*	Visteon Corp.	17,087	1,594
	PriceSmart Inc.	15,152	1,592
*	OPENLANE Inc.	64,175	1,569
*,1	Lucid Group Inc. Class A	742,238	1,566
	Penske Automotive Group Inc.	9,008	1,548
*	Peloton Interactive Inc. Class A	221,413	1,537
*	QuantumScape Corp. Class A	227,340	1,528
*	Hilton Grand Vacations Inc.	36,613	1,521
	Interparfums Inc.	10,962	1,439
	Marriott Vacations Worldwide Corp.	19,601	1,417
	Dana Inc.	81,618	1,400
*	Foot Locker Inc.	56,726	1,390
	HNI Corp.	28,103	1,382
	Newell Brands Inc.	252,922	1,366
	LCI Industries	14,834	1,353
	Polaris Inc.	32,753	1,331
	Perdoceo Education Corp.	38,668	1,264
*	Capri Holdings Ltd.	69,687	1,233
	Wendy's Co.	106,823	1,220
	Worthington Enterprises Inc.	19,118	1,217
*	Green Brick Partners Inc.	19,232	1,209
	Acushnet Holdings Corp.	15,934	1,160
	Strategic Education Inc.	13,458	1,146
	John Wiley & Sons Inc. Class A	24,778	1,106
*	Universal Technical Institute Inc.	32,391	1,098
	Levi Strauss & Co. Class A	56,726	1,049
*	National Vision Holdings Inc.	45,301	1,042
	Steven Madden Ltd.	41,748	1,001
	Century Communities Inc.	17,610	992
*	Coty Inc. Class A	212,775	989
*	Arlo Technologies Inc.	58,072	985
	Papa John's International Inc.	19,817	970
	Phinia Inc.	21,579	960
	La-Z-Boy Inc.	25,810	959
*	Atlanta Braves Holdings Inc. Class C	20,055	938
*	Hanesbrands Inc.	202,654	928
*	Knowles Corp.	52,453	924
*	Liberty Media Corp.-Liberty Live Class A	11,380	904
*	Victoria's Secret & Co.	48,238	893
*	TripAdvisor Inc.	67,679	883
	Buckle Inc.	19,438	882
*	Madison Square Garden Entertainment Corp. Class A	21,871	874
*	Sweetgreen Inc. Class A	57,147	850
*	Lionsgate Studios Corp.	145,149	843
	Wolverine World Wide Inc.	45,920	830
	American Eagle Outfitters Inc.	85,929	827
	Cracker Barrel Old Country Store Inc.	13,326	814
*	United Parks & Resorts Inc.	17,138	808
	MillerKnoll Inc.	41,498	806
*	Central Garden & Pet Co. Class A	25,551	799
*	Sonos Inc.	73,635	796
*	AMC Entertainment Holdings Inc. Class A	254,904	790

Balanced Index Fund
		Shares	Market Value• ($000)
	Columbia Sportswear Co.	12,894	788
*	JetBlue Airways Corp.	185,344	784
*	Under Armour Inc. Class A	113,850	778
	Interface Inc. Class A	35,478	743
	Upbound Group Inc.	29,612	743
*	Rush Street Interactive Inc.	49,309	735
	Dillard's Inc. Class A	1,747	730
	Winmark Corp.	1,926	727
	PROG Holdings Inc.	24,285	713
*	Sabre Corp.	224,300	709
	Monarch Casino & Resort Inc.	8,111	701
*	Everi Holdings Inc.	48,724	694
*	Sphere Entertainment Co.	16,138	675
	Leggett & Platt Inc.	75,268	671
*	Topgolf Callaway Brands Corp.	82,494	664
*	LGI Homes Inc.	12,866	663
*	Fox Factory Holding Corp.	25,302	656
	Carter's Inc.	20,980	632
	Camping World Holdings Inc. Class A	36,250	623
*	Coursera Inc.	70,601	618
	Sonic Automotive Inc. Class A	7,587	606
*	Sally Beauty Holdings Inc.	65,334	605
*	BJ's Restaurants Inc.	13,399	598
*	Driven Brands Holdings Inc.	33,841	594
*	QuinStreet Inc.	34,959	563
[1]	Kohl's Corp.	65,916	559
*	Gentherm Inc.	19,254	545
	Steelcase Inc. Class A	51,901	541
*	G-III Apparel Group Ltd.	23,686	531
*	Allegiant Travel Co.	9,329	513
*	XPEL Inc.	14,093	506
*	Integral Ad Science Holding Corp.	60,118	500
*	ThredUp Inc. Class A	63,794	478
	Winnebago Industries Inc.	16,457	477
	Matthews International Corp. Class A	19,642	470
*	Revolve Group Inc. Class A	23,377	469
*	Udemy Inc.	63,982	450
*,1	Hertz Global Holdings Inc.	63,805	436
*	Cars.com Inc.	36,500	433
	Bloomin' Brands Inc.	50,064	431
*	Pursuit Attractions & Hospitality Inc.	14,604	421
	Build-A-Bear Workshop Inc.	8,127	419
	Sturm Ruger & Co. Inc.	11,636	418
*	Dave & Buster's Entertainment Inc.	13,755	414
	Ethan Allen Interiors Inc.	14,752	411
*	Portillo's Inc. Class A	35,077	409
	Golden Entertainment Inc.	13,829	407
*	Dream Finders Homes Inc. Class A	16,072	404
*	Accel Entertainment Inc. Class A	34,084	401
*	First Watch Restaurant Group Inc.	24,865	399
	Standard Motor Products Inc.	12,908	397
*	Helen of Troy Ltd.	13,918	395
	Carriage Services Inc. Class A	8,479	388
*	Global Business Travel Group I	61,260	386
*	Beazer Homes USA Inc.	16,992	380
*	Sun Country Airlines Holdings Inc.	32,077	377
*	Malibu Boats Inc. Class A	11,718	367
	Oxford Industries Inc.	8,938	360
*	Lincoln Educational Services Corp.	15,484	357
*	Mister Car Wash Inc.	59,245	356
*	Kura Sushi USA Inc. Class A	4,046	348
*	Daily Journal Corp.	818	345
*	PlayAGS Inc.	27,188	340
*	MarineMax Inc.	13,108	330
*	ODP Corp.	17,611	319
*	Thryv Holdings Inc.	25,658	312
*	Under Armour Inc. Class C	47,959	311
	Sinclair Inc.	22,500	311
*	Gannett Co. Inc.	86,434	309
*	Liquidity Services Inc.	12,573	297

Balanced Index Fund
		Shares	Market Value• ($000)
*	Hovnanian Enterprises Inc. Class A	2,838	297
*	American Axle & Manufacturing Holdings Inc.	72,396	295
*	American Public Education Inc.	9,471	288
*	Arhaus Inc. Class A	32,331	280
	Scholastic Corp.	13,210	277
*	Corsair Gaming Inc.	29,267	276
[1]	Guess? Inc.	22,572	273
	Marcus Corp.	15,780	266
	A-Mark Precious Metals Inc.	11,724	260
*	Holley Inc.	128,118	256
	Caleres Inc.	20,439	250
*	Stagwell Inc. Class A	55,590	250
	Global Industrial Co.	9,213	249
*	RealReal Inc.	51,827	248
*	Boston Omaha Corp. Class A	17,620	247
	Monro Inc.	16,572	247
*	Lindblad Expeditions Holdings Inc.	21,076	246
*	Savers Value Village Inc.	23,845	243
*	America's Car-Mart Inc.	4,309	241
*	Figs Inc. Class A	42,802	241
*,1	Red Cat Holdings Inc.	32,071	233
	Smith & Wesson Brands Inc.	26,547	230
*	Eastman Kodak Co.	40,262	227
*	Stitch Fix Inc. Class A	59,923	222
*	MasterCraft Boat Holdings Inc.	11,800	219
	National CineMedia Inc.	44,600	216
*	U-Haul Holding Co.	3,553	215
*	Cooper-Standard Holdings Inc.	10,000	215
*	Clear Channel Outdoor Holdings Inc.	181,601	212
*	Ondas Holdings Inc.	109,890	211
	Gray Media Inc.	46,283	210
[1]	Jack in the Box Inc.	11,673	204
*,1	Unusual Machines Inc.	23,669	203
*	Beyond Inc.	28,771	198
*,1	Venu Holding Corp.	16,757	198
	Haverty Furniture Cos. Inc.	9,684	197
	Shoe Carnival Inc.	10,530	197
	Dine Brands Global Inc.	7,552	184
*	Frontier Group Holdings Inc.	50,439	183
*	El Pollo Loco Holdings Inc.	16,271	179
*	Clean Energy Fuels Corp.	88,725	173
	RCI Hospitality Holdings Inc.	4,425	169
	Nathan's Famous Inc.	1,509	167
	Weyco Group Inc.	4,901	163
	Movado Group Inc.	10,482	160
*,1	Atlanta Braves Holdings Inc. Class A	3,254	160
	Cricut Inc. Class A	23,296	158
*	Lovesac Co.	8,246	150
*	Motorcar Parts of America Inc.	13,428	150
	Arko Corp.	34,878	148
*	KinderCare Learning Cos. Inc.	14,652	148
[1]	Krispy Kreme Inc.	50,296	146
*	Legacy Housing Corp.	6,400	145
*	Potbelly Corp.	11,769	144
*	iHeartMedia Inc. Class A	81,059	143
*	Zumiez Inc.	10,629	141
*	Strattec Security Corp.	2,222	138
*	Central Garden & Pet Co.	3,821	134
*	Barnes & Noble Education Inc.	11,411	134
*	Citi Trends Inc.	3,954	132
	Starz Entertainment Corp.	8,186	132
*	Latham Group Inc.	20,462	131
*	Genesco Inc.	6,592	130
*	EW Scripps Co. Class A	44,261	130
*	Stoneridge Inc.	18,241	128
	Rocky Brands Inc.	5,601	124
*	Denny's Corp.	28,512	117
	CuriosityStream Inc.	20,600	116
*	Smith Douglas Homes Corp. Class A	5,974	116
*	European Wax Center Inc. Class A	20,055	113

Balanced Index Fund
		Shares	Market Value• ($000)
*	Xponential Fitness Inc. Class A	14,880	111
*	Full House Resorts Inc.	29,586	108
*	Turtle Beach Corp.	7,698	106
*,1	Vuzix Corp.	36,118	105
	JAKKS Pacific Inc.	4,967	103
*	Petco Health & Wellness Co. Inc. Class A	36,284	103
	Flexsteel Industries Inc.	2,803	101
*	AMC Networks Inc. Class A	15,881	100
*	Kewaunee Scientific Corp.	1,646	97
*	Sleep Number Corp.	13,537	91
	Entravision Communications Corp. Class A	38,303	89
	Johnson Outdoors Inc. Class A	2,929	89
	Bassett Furniture Industries Inc.	5,800	88
*	Biglari Holdings Inc. Class B	300	88
*	OneWater Marine Inc. Class A	6,600	88
*	Traeger Inc.	51,360	88
*	Sportsman's Warehouse Holdings Inc.	25,100	87
	Paramount Global Class A	3,661	84
*,1	SES AI Corp. Class A	93,700	83
*	Red Robin Gourmet Burgers Inc.	14,100	82
	Superior Group of Cos. Inc.	8,001	82
*,1	Wheels Up Experience Inc.	75,718	81
*	Tile Shop Holdings Inc.	12,370	79
*	Outdoor Holding Co.	60,739	78
[1]	Lucky Strike Entertainment Corp.	8,497	78
[1]	Designer Brands Inc. Class A	32,252	77
*	Chegg Inc.	61,656	75
*	Funko Inc. Class A	15,668	75
	Clarus Corp.	21,337	74
	Townsquare Media Inc. Class A	9,269	73
*	GoPro Inc. Class A	93,976	71
*	Travelzoo	5,176	66
*	Nerdy Inc.	40,600	66
	Virco Manufacturing Corp.	8,208	65
*	Fossil Group Inc.	42,400	63
	Lakeland Industries Inc.	4,633	63
*	Teads Holding Co.	25,574	63
*	ONE Group Hospitality Inc.	15,411	62
*	Playstudios Inc.	47,646	62
	Escalade Inc.	4,321	60
	J. Jill Inc.	4,000	59
*	Universal Electronics Inc.	8,830	58
*,1	iRobot Corp.	17,796	56
	Marine Products Corp.	6,508	55
*	BARK Inc.	62,355	55
*	LiveOne Inc.	73,227	55
	Rush Enterprises Inc. Class B	958	50
*	Lands' End Inc.	4,317	46
*,1	Allbirds Inc. Class A	4,333	46
*	American Outdoor Brands Inc.	4,281	45
*,1	Torrid Holdings Inc.	15,299	45
*	Destination XL Group Inc.	34,900	39
*,1	Cardlytics Inc.	23,301	38
*,1	Blink Charging Co.	37,833	36
*	Marchex Inc. Class B	15,105	33
*	Century Casinos Inc.	15,363	32
*	Purple Innovation Inc. Class A	44,393	32
*	Leslie's Inc.	77,024	32
*,1	Luminar Technologies Inc. Class A	10,999	32
*	Mesa Air Group Inc.	29,600	28
*	Sonder Holdings Inc.	8,360	23
*	Noodles & Co. Class A	27,098	19
*,1	MNTN Inc. Class A	854	19
*	Spruce Power Holding Corp.	7,850	16
*	QVC Group Inc.	5,332	15
*	Focus Universal Inc.	2,218	9
	Hooker Furnishings Corp.	616	7
*	Rent the Runway Inc. Class A	1,222	6
*,2	Luby's Inc.	6,211	3
*,1,2	SRAX Inc.	7,476	1

Balanced Index Fund
		Shares	Market Value• ($000)
*,2	Marriott International Lodging Ltd.	62,955	—
			5,241,901
Consumer Staples (2.5%)
	Procter & Gamble Co.	1,418,167	225,942
	Philip Morris International Inc.	941,725	171,516
	Coca-Cola Co.	2,080,793	147,216
	PepsiCo Inc.	827,959	109,324
	Altria Group Inc.	1,018,075	59,690
	McKesson Corp.	75,512	55,334
	Mondelez International Inc. Class A	784,757	52,924
	CVS Health Corp.	765,897	52,832
	Colgate-Palmolive Co.	489,507	44,496
	Cencora Inc.	110,807	33,225
	Corteva Inc.	412,323	30,730
*	Monster Beverage Corp.	413,945	25,930
	Keurig Dr Pepper Inc.	783,645	25,907
	Kroger Co.	360,758	25,877
	Kimberly-Clark Corp.	200,323	25,826
	Kenvue Inc.	1,160,442	24,288
	Sysco Corp.	292,504	22,154
	General Mills Inc.	330,108	17,103
	Archer-Daniels-Midland Co.	290,856	15,351
	Hershey Co.	89,860	14,912
	Church & Dwight Co. Inc.	148,864	14,307
	Constellation Brands Inc. Class A	85,124	13,848
	Kellanova	166,433	13,236
	Kraft Heinz Co.	487,758	12,594
	McCormick & Co. Inc. (Non-Voting)	153,019	11,602
	Casey's General Stores Inc.	22,405	11,433
*	US Foods Holding Corp.	140,840	10,846
*	Sprouts Farmers Market Inc.	59,793	9,844
	Tyson Foods Inc. Class A	171,283	9,582
	Clorox Co.	74,429	8,937
*	Performance Food Group Co.	95,562	8,359
	Bunge Global SA	81,420	6,536
	J M Smucker Co.	60,974	5,988
	Conagra Brands Inc.	292,334	5,984
	Hormel Foods Corp.	185,047	5,598
	Ingredion Inc.	38,814	5,264
*	Celsius Holdings Inc.	109,053	5,059
	Molson Coors Beverage Co. Class B	104,122	5,007
	Walgreens Boots Alliance Inc.	426,238	4,893
	Brown-Forman Corp. Class B	171,435	4,613
	Albertsons Cos. Inc. Class A	213,232	4,587
	Lamb Weston Holdings Inc.	86,778	4,499
*	BellRing Brands Inc.	75,447	4,371
	Primo Brands Corp. Class A	146,462	4,338
	Campbell's Co.	118,756	3,640
	Coca-Cola Consolidated Inc.	30,970	3,458
*	Darling Ingredients Inc.	89,993	3,414
*	Post Holdings Inc.	29,927	3,263
	Cal-Maine Foods Inc.	24,337	2,425
	Lancaster Colony Corp.	11,809	2,040
*	Freshpet Inc.	29,700	2,018
	WD-40 Co.	8,293	1,892
	Flowers Foods Inc.	116,046	1,854
*	Simply Good Foods Co.	55,780	1,762
*	Chefs' Warehouse Inc.	21,771	1,389
	J & J Snack Foods Corp.	9,115	1,034
	Pilgrim's Pride Corp.	22,298	1,003
*	Boston Beer Co. Inc. Class A	5,233	998
	Brown-Forman Corp. Class A	33,966	933
	Energizer Holdings Inc.	45,569	919
	Universal Corp.	15,272	889
*	Vita Coco Co. Inc.	23,001	830
*	United Natural Foods Inc.	35,152	819
	Fresh Del Monte Produce Inc.	24,817	805
	Andersons Inc.	20,748	762
	Weis Markets Inc.	10,408	754

Balanced Index Fund
		Shares	Market Value• ($000)
*	Vital Farms Inc.	18,973	731
	Reynolds Consumer Products Inc.	33,928	727
	Turning Point Brands Inc.	9,243	700
	Edgewell Personal Care Co.	29,668	695
	Spectrum Brands Holdings Inc.	12,766	677
*	National Beverage Corp.	15,304	662
*	Grocery Outlet Holding Corp.	51,860	644
	Ingles Markets Inc. Class A	9,591	608
[1]	WK Kellogg Co.	37,560	599
	SpartanNash Co.	22,260	590
	Utz Brands Inc.	44,167	554
*	Herbalife Ltd.	62,910	542
*	TreeHouse Foods Inc.	27,777	539
	Seaboard Corp.	161	461
	Tootsie Roll Industries Inc.	11,522	385
	Oil-Dri Corp. of America	6,024	355
*	Seneca Foods Corp. Class A	3,311	336
*	Mission Produce Inc.	28,628	336
	John B Sanfilippo & Son Inc.	5,217	330
	Calavo Growers Inc.	12,130	323
*	Guardian Pharmacy Services Inc. Class A	13,008	277
	Natural Grocers by Vitamin Cottage Inc.	6,914	271
*	Honest Co. Inc.	52,806	269
	Village Super Market Inc. Class A	6,832	263
	MGP Ingredients Inc.	8,024	240
*	USANA Health Sciences Inc.	7,561	231
	ACCO Brands Corp.	59,091	212
*,1	Westrock Coffee Co.	36,270	208
[1]	B&G Foods Inc.	46,582	197
*	GrowGeneration Corp.	204,239	191
	Nu Skin Enterprises Inc. Class A	22,293	178
	Alico Inc.	5,041	165
*	Mama's Creations Inc.	19,100	159
*,1	Beyond Meat Inc.	42,680	149
	Limoneira Co.	9,259	145
*	Beauty Health Co.	66,859	128
*	Olaplex Holdings Inc.	81,743	114
*	Medifast Inc.	7,584	107
*	Lifeway Foods Inc.	4,098	101
*	Nature's Sunshine Products Inc.	6,506	96
[1]	Lifevantage Corp.	6,557	86
*	HF Foods Group Inc.	25,551	81
*	Hain Celestial Group Inc.	51,181	78
*	PetMed Express Inc.	17,072	57
*	Zevia PBC Class A	16,067	52
*,1	Veru Inc.	66,498	39
*	Natural Alternatives International Inc.	2,268	7
			1,423,698
Energy (1.9%)
	Exxon Mobil Corp.	2,605,415	280,864
	Chevron Corp.	1,002,736	143,582
	ConocoPhillips	762,664	68,441
	Williams Cos. Inc.	738,474	46,384
	EOG Resources Inc.	329,830	39,451
	Kinder Morgan Inc.	1,144,116	33,637
	Cheniere Energy Inc.	127,740	31,107
	Marathon Petroleum Corp.	185,832	30,869
	ONEOK Inc.	377,468	30,813
	Phillips 66	246,248	29,377
	Schlumberger NV	821,749	27,775
	Valero Energy Corp.	189,150	25,426
	Hess Corp.	167,843	23,253
	Baker Hughes Co.	598,945	22,964
	Targa Resources Corp.	131,682	22,923
	EQT Corp.	363,465	21,197
	Occidental Petroleum Corp.	445,599	18,720
	Expand Energy Corp.	137,185	16,042
	Diamondback Energy Inc.	114,581	15,743
	Devon Energy Corp.	386,027	12,280

Balanced Index Fund
		Shares	Market Value• ($000)
	Texas Pacific Land Corp.	11,141	11,769
	Coterra Energy Inc.	440,365	11,176
*	First Solar Inc.	61,704	10,214
	Halliburton Co.	472,469	9,629
	TechnipFMC plc	250,983	8,644
*	Antero Resources Corp.	177,967	7,168
	DT Midstream Inc.	62,131	6,829
	Ovintiv Inc.	158,976	6,049
	Range Resources Corp.	135,729	5,520
	Permian Resources Corp.	380,626	5,184
*	NEXTracker Inc. Class A	83,560	4,543
	HF Sinclair Corp.	98,168	4,033
	Antero Midstream Corp.	207,123	3,925
	APA Corp.	214,221	3,918
	Matador Resources Co.	69,073	3,296
	Chord Energy Corp.	33,384	3,233
*	Enphase Energy Inc.	76,276	3,024
	Viper Energy Inc. Class A	78,255	2,984
	ChampionX Corp.	117,724	2,924
	NOV Inc.	223,190	2,774
*	CNX Resources Corp.	81,869	2,757
	Archrock Inc.	103,563	2,571
	Magnolia Oil & Gas Corp. Class A	111,175	2,499
	Weatherford International plc	44,621	2,245
	Core Natural Resources Inc.	30,568	2,132
	California Resources Corp.	46,597	2,128
	Noble Corp. plc	77,935	2,069
	Murphy Oil Corp.	84,970	1,912
*	Gulfport Energy Corp.	9,428	1,897
	Cactus Inc. Class A	41,310	1,806
	SM Energy Co.	70,071	1,731
*	Centrus Energy Corp. Class A	8,989	1,647
	Northern Oil & Gas Inc.	57,188	1,621
	Civitas Resources Inc.	53,582	1,475
	Warrior Met Coal Inc.	31,942	1,464
	Patterson-UTI Energy Inc.	231,823	1,375
*	Valaris Ltd.	32,339	1,362
*	Tidewater Inc.	28,785	1,328
*	Oceaneering International Inc.	62,248	1,290
*	Transocean Ltd.	488,745	1,266
	Kodiak Gas Services Inc.	36,620	1,255
*	Comstock Resources Inc.	44,726	1,238
	Kinetik Holdings Inc. Class A	24,100	1,062
	Liberty Energy Inc. Class A	91,890	1,055
	PBF Energy Inc. Class A	48,315	1,047
*	NextDecade Corp.	112,300	1,001
*	DNOW Inc.	65,111	966
	World Kinect Corp.	33,183	941
	Peabody Energy Corp.	69,910	938
	Crescent Energy Co. Class A	108,654	934
*	American Superconductor Corp.	25,234	926
*,1	Plug Power Inc.	592,951	883
	Sitio Royalties Corp. Class A	46,678	858
	Helmerich & Payne Inc.	56,400	855
	Delek US Holdings Inc.	39,494	836
*	Seadrill Ltd.	31,444	825
*	Par Pacific Holdings Inc.	30,251	803
*	Calumet Inc.	49,286	776
*	Alpha Metallurgical Resources Inc.	6,265	705
*	Talos Energy Inc.	80,315	681
	Solaris Energy Infrastructure Inc. Class A	23,580	667
*	MRC Global Inc.	47,905	657
[1]	Venture Global Inc. Class A	41,477	646
	Atlas Energy Solutions Inc.	44,783	599
*	Helix Energy Solutions Group Inc.	89,793	560
*	Array Technologies Inc.	90,007	531
*	Expro Group Holdings NV	60,536	520
*	REX American Resources Corp.	9,680	471
	Select Water Solutions Inc. Class A	54,237	469
*	Bristow Group Inc. Class A	13,913	459

Balanced Index Fund
		Shares	Market Value• ($000)
	Vitesse Energy Inc.	20,005	442
	SunCoke Energy Inc.	49,192	423
*	Shoals Technologies Group Inc. Class A	95,853	407
	CVR Energy Inc.	14,820	398
*	NPK International Inc.	43,054	366
*	Innovex International Inc.	23,177	362
	Core Laboratories Inc.	30,218	348
*	ProPetro Holding Corp.	52,959	316
*,1	New Fortress Energy Inc. Class A	94,249	313
	Granite Ridge Resources Inc.	46,967	299
*	EVgo Inc. Class A	80,821	295
*	Ameresco Inc. Class A	19,234	292
*	Vital Energy Inc.	18,159	292
	RPC Inc.	58,323	276
*	TETRA Technologies Inc.	81,500	274
*,1	Fluence Energy Inc.	39,386	264
*	BKV Corp.	10,914	263
*	Green Plains Inc.	41,000	247
	Riley Exploration Permian Inc.	9,364	246
	Ramaco Resources Inc. Class A	18,625	245
*	Hallador Energy Co.	15,236	241
	SandRidge Energy Inc.	20,416	221
	Flowco Holdings Inc. Class A	10,796	192
*,1	Solid Power Inc.	87,000	191
	VAALCO Energy Inc.	52,169	188
*	Nabors Industries Ltd.	6,400	179
*,1	Gevo Inc.	133,876	177
*	Matrix Service Co.	12,854	174
*	Oil States International Inc.	32,247	173
*	Forum Energy Technologies Inc.	8,700	169
*	Natural Gas Services Group Inc.	6,383	165
*,1	ChargePoint Holdings Inc.	233,000	164
*,1	T1 Energy Inc.	124,224	153
	Epsilon Energy Ltd.	18,200	134
	NACCO Industries Inc. Class A	2,823	125
[1]	W&T Offshore Inc.	74,445	123
*	DMC Global Inc.	14,657	118
	Ranger Energy Services Inc. Class A	9,800	117
[1]	HighPeak Energy Inc.	10,741	105
	Berry Corp.	37,120	103
*	Summit Midstream Corp.	4,186	103
	Evolution Petroleum Corp.	20,558	97
*	Montauk Renewables Inc.	40,536	90
*	Infinity Natural Resources Inc. Class A	4,863	89
*	Amplify Energy Corp.	27,400	88
*	Geospace Technologies Corp.	5,246	75
	Energy Services of America Corp.	6,464	64
*,1	Complete Solaria Inc.	32,582	60
*	Ring Energy Inc.	74,543	59
*	Flotek Industries Inc.	3,661	54
*	SEACOR Marine Holdings Inc.	10,363	53
*,1	FuelCell Energy Inc.	9,010	51
*	Aemetis Inc.	20,069	50
*	OPAL Fuels Inc. Class A	14,600	35
*,1	Stem Inc.	4,280	27
*	Ideal Power Inc.	5,004	23
*	American Resources Corp.	26,300	22
*,1	TPI Composites Inc.	25,021	21
*	KLX Energy Services Holdings Inc.	11,351	21
*,2	Novusterra Inc.	2,191	—
			1,129,085
Financials (7.2%)
	JPMorgan Chase & Co.	1,680,169	487,098
*	Berkshire Hathaway Inc. Class B	985,267	478,613
	Bank of America Corp.	4,097,978	193,916
	Wells Fargo & Co.	1,967,221	157,614
	Goldman Sachs Group Inc.	185,475	131,270
	Morgan Stanley	727,300	102,447
	S&P Global Inc.	189,713	100,034

Balanced Index Fund
		Shares	Market Value• ($000)
	Citigroup Inc.	1,130,464	96,225
	Charles Schwab Corp.	1,043,709	95,228
	Progressive Corp.	354,298	94,548
	Blackrock Inc.	84,380	88,536
	Chubb Ltd.	229,837	66,588
	Blackstone Inc.	440,984	65,962
	Marsh & McLennan Cos. Inc.	297,560	65,059
	Intercontinental Exchange Inc.	346,970	63,659
	CME Group Inc.	217,974	60,078
*	Berkshire Hathaway Inc. Class A	81	59,033
	KKR & Co. Inc.	404,765	53,846
	Arthur J Gallagher & Co.	155,275	49,707
	Moody's Corp.	92,412	46,353
	PNC Financial Services Group Inc.	239,347	44,619
	Aon plc Class A	124,232	44,321
*	Robinhood Markets Inc. Class A	464,632	43,503
	US Bancorp	943,194	42,680
*	Coinbase Global Inc. Class A	121,618	42,626
	Bank of New York Mellon Corp.	434,214	39,561
	Travelers Cos. Inc.	136,768	36,591
	Apollo Global Management Inc.	242,726	34,436
	Aflac Inc.	325,805	34,359
	Truist Financial Corp.	792,093	34,052
	Allstate Corp.	160,446	32,299
	Ameriprise Financial Inc.	57,536	30,709
	American International Group Inc.	347,255	29,722
	MetLife Inc.	342,923	27,578
	Nasdaq Inc.	296,132	26,480
	MSCI Inc.	44,477	25,652
	Prudential Financial Inc.	213,096	22,895
	Hartford Insurance Group Inc.	171,035	21,699
	Ares Management Corp. Class A	123,705	21,426
	Arch Capital Group Ltd.	215,398	19,612
	M&T Bank Corp.	95,387	18,504
	Brown & Brown Inc.	166,844	18,498
	Willis Towers Watson plc	60,183	18,446
	LPL Financial Holdings Inc.	48,436	18,162
	State Street Corp.	163,953	17,435
	Broadridge Financial Solutions Inc.	70,849	17,218
	Raymond James Financial Inc.	109,946	16,862
	Fifth Third Bancorp	403,770	16,607
	Cboe Global Markets Inc.	63,789	14,876
	Huntington Bancshares Inc.	884,883	14,831
*	Markel Group Inc.	7,184	14,349
	Northern Trust Corp.	111,895	14,187
	Cincinnati Financial Corp.	95,095	14,162
	Interactive Brokers Group Inc. Class A	251,292	13,924
	Regions Financial Corp.	548,823	12,908
	W R Berkley Corp.	173,173	12,723
	T. Rowe Price Group Inc.	131,033	12,645
*	SoFi Technologies Inc.	642,195	11,694
	KeyCorp	660,181	11,500
	Citizens Financial Group Inc.	247,438	11,073
	Principal Financial Group Inc.	136,029	10,805
	First Citizens BancShares Inc. Class A	5,522	10,804
	Tradeweb Markets Inc. Class A	70,543	10,327
	FactSet Research Systems Inc.	22,900	10,243
	Equitable Holdings Inc.	182,027	10,212
	Loews Corp.	100,296	9,193
	Fidelity National Financial Inc.	158,380	8,879
	Everest Group Ltd.	25,850	8,785
	East West Bancorp Inc.	83,056	8,387
	Unum Group	99,523	8,037
	Carlyle Group Inc.	154,642	7,949
	Reinsurance Group of America Inc.	39,603	7,856
	Blue Owl Capital Inc. Class A	376,914	7,241
	RenaissanceRe Holdings Ltd.	29,236	7,101
	Annaly Capital Management Inc.	361,129	6,796
	Ally Financial Inc.	168,315	6,556
	Kinsale Capital Group Inc.	13,542	6,553

Balanced Index Fund
		Shares	Market Value• ($000)
	First Horizon Corp.	300,057	6,361
	Stifel Financial Corp.	58,478	6,069
	Assurant Inc.	30,598	6,043
	SEI Investments Co.	67,220	6,040
	Evercore Inc. Class A	21,890	5,911
	Houlihan Lokey Inc. Class A	32,363	5,824
	Globe Life Inc.	46,628	5,795
*	Mr. Cooper Group Inc.	38,819	5,792
	SouthState Corp.	62,357	5,739
	AGNC Investment Corp.	612,324	5,627
	American Financial Group Inc.	43,384	5,475
	Primerica Inc.	19,917	5,451
	Erie Indemnity Co. Class A	15,585	5,405
	Webster Financial Corp.	98,059	5,354
	Corebridge Financial Inc.	150,782	5,353
	Wintrust Financial Corp.	40,896	5,070
	Pinnacle Financial Partners Inc.	45,399	5,013
	Old Republic International Corp.	126,048	4,845
	Western Alliance Bancorp	62,039	4,838
	Jefferies Financial Group Inc.	88,388	4,834
	Morningstar Inc.	15,362	4,823
	Axis Capital Holdings Ltd.	45,788	4,754
	Commerce Bancshares Inc.	75,995	4,725
	MarketAxess Holdings Inc.	21,141	4,722
	Comerica Inc.	78,196	4,664
	Cullen/Frost Bankers Inc.	36,064	4,636
	Popular Inc.	41,736	4,600
	Zions Bancorp NA	88,384	4,591
	Franklin Resources Inc.	186,537	4,449
	Ryan Specialty Holdings Inc. Class A	64,002	4,352
	UMB Financial Corp.	40,367	4,245
	Voya Financial Inc.	59,461	4,222
	Invesco Ltd.	260,494	4,108
	OneMain Holdings Inc.	70,786	4,035
	SLM Corp.	122,426	4,014
	TPG Inc. Class A	76,280	4,001
	Starwood Property Trust Inc.	197,507	3,964
	MGIC Investment Corp.	142,028	3,954
	Old National Bancorp	181,786	3,879
	Synovus Financial Corp.	74,596	3,860
	Jackson Financial Inc. Class A	43,385	3,852
	RLI Corp.	53,231	3,844
	Prosperity Bancshares Inc.	54,164	3,804
	First American Financial Corp.	59,703	3,665
	Rithm Capital Corp.	321,928	3,635
	Essent Group Ltd.	59,432	3,609
	Lincoln National Corp.	104,101	3,602
	Cadence Bank	111,924	3,579
	Hanover Insurance Group Inc.	20,013	3,400
	Lazard Inc.	70,317	3,374
*,1	Circle Internet Group Inc. Class A	18,497	3,353
	Hamilton Lane Inc. Class A	23,571	3,350
	Selective Insurance Group Inc.	37,647	3,262
*	MARA Holdings Inc.	206,007	3,230
*	Clearwater Analytics Holdings Inc. Class A	144,959	3,179
	FirstCash Holdings Inc.	23,491	3,175
	Home BancShares Inc.	111,032	3,160
	FNB Corp.	215,528	3,142
*	Upstart Holdings Inc.	48,522	3,138
	Affiliated Managers Group Inc.	15,597	3,069
	Bank OZK	65,130	3,065
	Janus Henderson Group plc	78,019	3,030
	Glacier Bancorp Inc.	70,056	3,018
	Columbia Banking System Inc.	128,529	3,005
	United Bankshares Inc.	81,020	2,952
	Hancock Whitney Corp.	50,373	2,891
	Piper Sandler Cos.	10,381	2,885
	Radian Group Inc.	76,077	2,740
	First Financial Bankshares Inc.	75,686	2,723
	White Mountains Insurance Group Ltd.	1,502	2,697

Balanced Index Fund
		Shares	Market Value• ($000)
	Moelis & Co. Class A	43,210	2,693
	Ameris Bancorp	40,849	2,643
*	Oscar Health Inc. Class A	120,818	2,590
	Valley National Bancorp	288,497	2,576
	Atlantic Union Bankshares Corp.	82,247	2,573
*	Axos Financial Inc.	33,337	2,535
	Assured Guaranty Ltd.	27,775	2,419
	BGC Group Inc. Class A	235,632	2,411
	Kemper Corp.	37,202	2,401
*	Palomar Holdings Inc.	15,564	2,401
	ServisFirst Bancshares Inc.	30,721	2,381
*	Riot Platforms Inc.	209,902	2,372
	Associated Banc-Corp	94,631	2,308
	PJT Partners Inc. Class A	13,985	2,308
	Virtu Financial Inc. Class A	51,111	2,289
*	StoneX Group Inc.	25,026	2,281
*	Texas Capital Bancshares Inc.	28,669	2,276
	International Bancshares Corp.	34,115	2,271
	StepStone Group Inc. Class A	40,453	2,245
	United Community Banks Inc.	72,794	2,169
	CNO Financial Group Inc.	56,159	2,167
	Flagstar Financial Inc.	203,605	2,158
*	Galaxy Digital Inc. Class A	96,748	2,119
*	Enstar Group Ltd.	6,244	2,100
	First Bancorp	100,513	2,094
*	Genworth Financial Inc. Class A	261,499	2,034
*	NMI Holdings Inc. Class A	48,021	2,026
	Renasant Corp.	55,558	1,996
	Fulton Financial Corp.	109,353	1,973
	First Hawaiian Inc.	78,619	1,962
*	Brighthouse Financial Inc.	36,310	1,952
	Victory Capital Holdings Inc. Class A	30,442	1,938
	Blackstone Mortgage Trust Inc. Class A	100,121	1,927
	Community Financial System Inc.	33,290	1,893
	Cathay General Bancorp	41,109	1,872
	Artisan Partners Asset Management Inc. Class A	41,231	1,828
	Federated Hermes Inc. Class B	41,162	1,824
	Eastern Bankshares Inc.	117,509	1,794
*	Baldwin Insurance Group Inc. Class A	41,877	1,793
*	Lemonade Inc.	40,888	1,791
	WesBanco Inc.	55,428	1,753
	PennyMac Financial Services Inc.	17,394	1,733
*	Dave Inc.	6,298	1,690
	Independent Bank Corp.	26,553	1,670
	BankUnited Inc.	46,762	1,664
	CVB Financial Corp.	84,086	1,664
	Bank of Hawaii Corp.	24,123	1,629
	Goosehead Insurance Inc. Class A	15,207	1,604
*	Bancorp Inc.	28,093	1,600
	Bread Financial Holdings Inc.	27,702	1,582
	Park National Corp.	9,251	1,547
	Seacoast Banking Corp. of Florida	54,672	1,510
	WaFd Inc.	51,265	1,501
*	Enova International Inc.	13,420	1,497
	Simmons First National Corp. Class A	78,654	1,491
	WSFS Financial Corp.	26,747	1,471
	BancFirst Corp.	11,588	1,433
	Towne Bank	41,441	1,416
	Walker & Dunlop Inc.	20,028	1,412
	Stock Yards Bancorp Inc.	17,792	1,405
	First Financial Bancorp	57,056	1,384
	BOK Financial Corp.	13,869	1,354
	First Merchants Corp.	35,020	1,341
	Provident Financial Services Inc.	76,524	1,341
	Cohen & Steers Inc.	17,492	1,318
*	Credit Acceptance Corp.	2,588	1,318
*	Skyward Specialty Insurance Group Inc.	22,248	1,286
	NBT Bancorp Inc.	30,777	1,279
*	SiriusPoint Ltd.	61,122	1,246
	Enterprise Financial Services Corp.	22,547	1,242

Balanced Index Fund
		Shares	Market Value• ($000)
	Pacific Premier Bancorp Inc.	58,803	1,240
	OFG Bancorp	28,878	1,236
	Trustmark Corp.	33,226	1,211
	Pathward Financial Inc.	15,084	1,193
[1]	Arbor Realty Trust Inc.	109,787	1,175
[1]	Rocket Cos. Inc. Class A	82,700	1,173
	Mercury General Corp.	17,295	1,165
	Banc of California Inc.	81,198	1,141
	Stewart Information Services Corp.	17,372	1,131
	Federal Agricultural Mortgage Corp. Class C	5,786	1,124
	First Busey Corp.	48,701	1,115
	First Interstate BancSystem Inc. Class A	38,425	1,107
*	Trupanion Inc.	19,975	1,106
	First Bancorp (XNGS)	24,122	1,064
	Horace Mann Educators Corp.	24,691	1,061
	City Holding Co.	8,556	1,047
*	Customers Bancorp Inc.	17,259	1,014
	Northwest Bancshares Inc.	78,672	1,005
	FB Financial Corp.	21,988	996
	First Commonwealth Financial Corp.	61,266	994
*	Sable Offshore Corp.	45,196	993
	Nelnet Inc. Class A	7,974	966
	Nicolet Bankshares Inc.	7,800	963
	WisdomTree Inc.	82,998	955
	HCI Group Inc.	6,265	954
	Lakeland Financial Corp.	15,266	938
	S&T Bancorp Inc.	24,278	918
	National Bank Holdings Corp. Class A	23,841	897
	Banner Corp.	13,787	884
	German American Bancorp Inc.	22,058	849
	Hilltop Holdings Inc.	27,897	847
	Apollo Commercial Real Estate Finance Inc.	86,173	834
	Veritex Holdings Inc.	31,038	810
	Dynex Capital Inc.	65,420	799
	Cannae Holdings Inc.	37,601	784
	Hope Bancorp Inc.	72,425	777
	Ladder Capital Corp.	72,214	776
	Stellar Bancorp Inc.	27,609	773
*	LendingClub Corp.	64,048	771
	Virtus Investment Partners Inc.	4,231	768
[1]	ARMOUR Residential REIT Inc.	44,695	751
*	Triumph Financial Inc.	13,594	749
	Employers Holdings Inc.	15,717	742
	1st Source Corp.	11,914	740
	Westamerica Bancorp	15,228	738
*	Coastal Financial Corp.	7,483	725
	TriCo Bancshares	17,122	693
	ConnectOne Bancorp Inc.	29,789	690
	Bank First Corp.	5,853	689
*	ProAssurance Corp.	29,558	675
	Safety Insurance Group Inc.	8,465	672
	Ellington Financial Inc.	51,641	671
	Berkshire Hills Bancorp Inc.	26,734	669
*	Root Inc. Class A	5,218	668
	Preferred Bank	7,683	665
	Two Harbors Investment Corp.	61,485	662
	Navient Corp.	46,758	659
	Dime Community Bancshares Inc.	24,474	659
	PennyMac Mortgage Investment Trust	50,993	656
	Origin Bancorp Inc.	18,335	655
	Enact Holdings Inc.	17,610	654
	QCR Holdings Inc.	9,550	648
	Chimera Investment Corp.	46,032	638
	Live Oak Bancshares Inc.	21,351	636
*	Porch Group Inc.	53,159	627
	Acadian Asset Management Inc.	17,636	621
	Peoples Bancorp Inc.	19,866	607
	OceanFirst Financial Corp.	34,312	604
	MFA Financial Inc.	62,757	594
*	Encore Capital Group Inc.	14,715	570

Balanced Index Fund
		Shares	Market Value• ($000)
	Brookline Bancorp Inc.	53,848	568
	Franklin BSP Realty Trust Inc.	51,558	551
	Byline Bancorp Inc.	19,671	526
	Safehold Inc.	33,709	525
	Hanmi Financial Corp.	20,656	510
	Community Trust Bancorp Inc.	9,586	507
	Heritage Financial Corp.	21,194	505
	Univest Financial Corp.	16,579	498
	Southside Bancshares Inc.	16,711	492
	AMERISAFE Inc.	11,182	489
	Burke & Herbert Financial Services Corp.	8,192	489
	TFS Financial Corp.	37,695	488
	First Mid Bancshares Inc.	12,767	479
	Redwood Trust Inc.	79,346	469
	Tompkins Financial Corp.	7,468	468
	Mercantile Bank Corp.	9,965	462
[1]	Ready Capital Corp.	104,696	458
*	EZCORP Inc. Class A	32,917	457
*	NB Bancorp Inc.	25,503	455
	Universal Insurance Holdings Inc.	16,106	447
	Capitol Federal Financial Inc.	73,045	446
	Esquire Financial Holdings Inc.	4,686	444
*	Metropolitan Bank Holding Corp.	6,282	440
	Amerant Bancorp Inc. Class A	24,085	439
	Central Pacific Financial Corp.	15,648	439
	Old Second Bancorp Inc.	24,322	431
	New York Mortgage Trust Inc.	64,067	429
	Equity Bancshares Inc. Class A	10,342	422
	Business First Bancshares Inc.	17,003	419
	Independent Bank Corp. (Michigan)	12,460	404
	Merchants Bancorp	12,134	401
	Republic Bancorp Inc. Class A	5,332	390
	Heritage Commerce Corp.	39,071	388
*	Heritage Insurance Holdings Inc.	15,504	387
	BrightSpire Capital Inc. Class A	74,965	379
	First Community Bankshares Inc.	9,546	374
	Horizon Bancorp Inc.	24,347	374
	TrustCo Bank Corp.	11,133	372
	First Financial Corp.	6,821	370
	Mid Penn Bancorp Inc.	13,074	369
	Tiptree Inc. Class A	15,559	367
	HomeTrust Bancshares Inc.	9,773	366
	Northeast Bank	4,108	366
	Orrstown Financial Services Inc.	11,436	364
[1]	Orchid Island Capital Inc.	51,187	359
	F&G Annuities & Life Inc.	11,212	359
	Eagle Bancorp Inc.	18,256	356
	UWM Holdings Corp. Class A	85,264	353
	Washington Trust Bancorp Inc.	12,408	351
	Metrocity Bankshares Inc.	12,006	343
	Amalgamated Financial Corp.	10,985	343
*	Slide Insurance Holdings Inc.	15,611	338
*	World Acceptance Corp.	2,039	337
	KKR Real Estate Finance Trust Inc.	38,141	335
	Farmers National Banc Corp.	23,843	329
	Oppenheimer Holdings Inc. Class A	4,996	329
	P10 Inc. Class A	31,735	324
	Southern Missouri Bancorp Inc.	5,889	323
	Great Southern Bancorp Inc.	5,479	322
*,1	Acuren Corp.	29,177	322
*	PRA Group Inc.	21,626	319
	Shore Bancshares Inc.	19,980	314
	Camden National Corp.	7,642	310
	United Fire Group Inc.	10,744	308
*	Hippo Holdings Inc.	10,907	305
*	TWFG Inc. Class A	8,661	303
	Peapack-Gladstone Financial Corp.	10,598	299
	Northrim Bancorp Inc.	3,190	298
[1]	Invesco Mortgage Capital Inc.	37,686	295
	TPG RE Finance Trust Inc.	37,900	293

Balanced Index Fund
		Shares	Market Value• ($000)
	GCM Grosvenor Inc. Class A	25,046	290
	Financial Institutions Inc.	11,078	284
	Bar Harbor Bankshares	9,406	282
	Capital City Bank Group Inc.	7,094	279
[1]	Donegal Group Inc. Class B	15,876	278
*	Third Coast Bancshares Inc.	8,500	278
	SmartFinancial Inc.	8,174	276
	Five Star Bancorp	9,655	276
	Meridian Corp.	21,354	275
	Capital Bancorp Inc.	8,094	272
	MidWestOne Financial Group Inc.	9,328	268
*	Bowhead Specialty Holdings Inc.	7,076	266
	First Bank	17,027	263
	Hennessy Advisors Inc.	20,434	257
	Peoples Financial Services Corp.	5,170	255
	Crawford & Co. Class B	24,129	252
	Sierra Bancorp	8,494	252
	AmeriServ Financial Inc.	82,552	251
	HarborOne Bancorp Inc.	21,420	250
*	Greenlight Capital Re Ltd. Class A	17,350	249
	CNB Financial Corp.	10,742	246
	Northfield Bancorp Inc.	21,434	246
*	California Bancorp	15,639	246
*	First Foundation Inc.	47,414	242
*	Firstsun Capital Bancorp	6,957	242
	Compass Diversified Holdings	38,401	241
	Alerus Financial Corp.	11,041	239
	Enterprise Bancorp Inc.	6,024	239
	Flushing Financial Corp.	20,120	239
	Cherry Hill Mortgage Investment Corp.	87,072	238
*	Columbia Financial Inc.	16,394	238
	Civista Bancshares Inc.	10,116	235
	Midland States Bancorp Inc.	13,432	233
	Claros Mortgage Trust Inc.	79,600	227
	South Plains Financial Inc.	6,236	225
*	Hagerty Inc. Class A	22,074	223
*	Ambac Financial Group Inc.	31,321	222
*	LendingTree Inc.	5,940	220
	First Business Financial Services Inc.	4,314	219
	Unity Bancorp Inc.	4,581	216
*,1	Blue Ridge Bankshares Inc.	60,060	216
	Hingham Institution For Savings	862	214
	Diamond Hill Investment Group Inc.	1,430	208
	Northeast Community Bancorp Inc.	8,905	207
	Arrow Financial Corp.	7,799	206
	Guild Holdings Co. Class A	10,380	205
*	Carter Bankshares Inc.	11,673	202
*	GBank Financial Holdings Inc.	5,651	200
*	Selectquote Inc.	83,731	199
	HBT Financial Inc.	7,843	198
	Home Bancorp Inc.	3,816	198
	Plumas Bancorp	4,330	193
	Farmers & Merchants Bancorp Inc.	7,584	192
	NewtekOne Inc.	16,800	190
	Ares Commercial Real Estate Corp.	39,600	189
	West Bancorp Inc.	9,617	189
	Kearny Financial Corp.	29,132	188
	First Bancorp Inc.	7,333	186
	John Marshall Bancorp Inc.	10,000	185
*	Bridgewater Bancshares Inc.	11,567	184
	Colony Bankcorp Inc.	11,200	184
*	Ponce Financial Group Inc.	13,205	183
	Community West Bancshares	9,286	181
	Citizens Financial Services Inc.	3,068	180
	RBB Bancorp	10,392	179
	Bank of Marin Bancorp	7,785	178
*	Southern First Bancshares Inc.	4,512	172
	Guaranty Bancshares Inc.	3,925	167
*,1	DeFi Development Corp.	7,773	167
	Citizens & Northern Corp.	8,711	165

Balanced Index Fund
		Shares	Market Value• ($000)
	BayCom Corp.	5,936	164
	Investors Title Co.	760	161
*	FVCBankcorp Inc.	13,437	159
	FS Bancorp Inc.	3,965	156
	Orange County Bancorp Inc.	6,014	155
	Middlefield Banc Corp.	5,094	153
*	Onity Group Inc.	4,011	153
	Regional Management Corp.	5,200	152
*	HomeStreet Inc.	11,588	151
	Oak Valley Bancorp	5,531	151
[1]	OppFi Inc.	10,783	151
	Hawthorn Bancshares Inc.	5,084	148
	Southern States Bancshares Inc.	4,057	148
*	MBIA Inc.	33,738	146
	Primis Financial Corp.	13,308	144
	First Internet Bancorp	5,320	143
	LCNB Corp.	9,701	141
	American Coastal Insurance Corp.	12,533	139
*	FB Bancorp Inc.	12,283	138
	ChoiceOne Financial Services Inc.	4,770	137
*	Kingsway Financial Services Inc.	9,900	134
	Penns Woods Bancorp Inc.	4,312	131
	Waterstone Financial Inc.	9,456	131
	James River Group Holdings Ltd.	22,386	131
*	Open Lending Corp.	67,137	130
*	Oportun Financial Corp.	18,084	129
	Angel Oak Mortgage REIT Inc.	13,600	128
	BankFinancial Corp.	10,939	127
	PCB Bancorp	6,062	127
	Fidelity D&D Bancorp Inc.	2,713	125
	Franklin Financial Services Corp.	3,600	125
	Chemung Financial Corp.	2,549	124
	MVB Financial Corp.	5,521	124
	Chicago Atlantic Real Estate Finance Inc.	8,900	124
	LINKBANCORP Inc.	16,648	122
	MainStreet Bancshares Inc.	6,374	120
	First Community Corp.	4,821	118
	Investar Holding Corp.	6,106	118
	Parke Bancorp Inc.	5,702	116
	Ames National Corp.	6,500	116
	Red River Bancshares Inc.	1,941	114
	ESSA Bancorp Inc.	5,800	113
	National Bankshares Inc.	4,164	113
	AG Mortgage Investment Trust Inc.	14,938	113
	Greene County Bancorp Inc.	5,012	111
*	Blue Foundry Bancorp	11,548	111
*,1	Citizens Inc. Class A	31,480	110
[1]	SR Bancorp Inc.	8,183	110
	OP Bancorp	8,347	108
	Timberland Bancorp Inc.	3,466	108
	Princeton Bancorp Inc.	3,544	108
	Rithm Property Trust Inc.	39,755	107
*	Pioneer Bancorp Inc.	8,918	107
	Virginia National Bankshares Corp.	2,852	106
*	ECB Bancorp Inc.	6,780	105
	C&F Financial Corp.	1,671	103
	NexPoint Diversified Real Estate Trust	24,673	103
*	Finance of America Cos. Inc. Class A	4,370	102
*,1	Exodus Movement Inc. Class A	3,519	101
*	Forge Global Holdings Inc.	5,297	101
	Bankwell Financial Group Inc.	2,772	100
	Granite Point Mortgage Trust Inc.	40,300	100
*	Kingstone Cos. Inc.	6,427	99
*	ACRES Commercial Realty Corp.	5,440	98
*	AlTi Global Inc.	23,697	98
*	BV Financial Inc.	6,407	98
	Norwood Financial Corp.	3,727	96
	Crawford & Co. Class A	8,911	94
	Western New England Bancorp Inc.	9,618	89
	Hanover Bancorp Inc.	3,902	89

Balanced Index Fund
		Shares	Market Value• ($000)
	First United Corp.	2,828	88
	SB Financial Group Inc.	4,586	88
	CF Bankshares Inc.	3,592	86
	USCB Financial Holdings Inc.	5,222	86
*	Security National Financial Corp. Class A	8,602	85
*	Velocity Financial Inc.	4,566	85
	Eagle Bancorp Montana Inc.	5,063	84
	Riverview Bancorp Inc.	14,806	81
*	Abacus Global Management Inc.	15,703	81
	Bank7 Corp.	1,874	78
[1]	Union Bankshares Inc.	2,941	78
*	Provident Bancorp Inc.	6,170	77
	Medallion Financial Corp.	7,764	74
	BCB Bancorp Inc.	8,673	73
*	loanDepot Inc. Class A	57,100	73
*	Chime Financial Inc. Class A	2,046	71
	Sunrise Realty Trust Inc.	6,648	70
	Silvercrest Asset Management Group Inc. Class A	4,379	69
	Lument Finance Trust Inc.	30,449	67
*	NI Holdings Inc.	5,165	66
*	eHealth Inc.	14,951	65
*	First Western Financial Inc.	2,900	65
	Seven Hills Realty Trust	5,409	65
	Westwood Holdings Group Inc.	3,791	59
	Nexpoint Real Estate Finance Inc.	4,115	57
	Peoples Bancorp of North Carolina Inc.	1,927	56
*	Consumer Portfolio Services Inc.	5,489	54
	Advanced Flower Capital Inc.	12,000	54
	ACNB Corp.	1,242	53
	First Savings Financial Group Inc.	2,109	53
	Finward Bancorp	1,917	53
	Provident Financial Holdings Inc.	3,235	50
	Kestrel Group Ltd.	1,785	47
	First Guaranty Bancshares Inc.	4,784	39
	Ohio Valley Banc Corp.	1,110	36
	Sachem Capital Corp.	30,000	36
*,1	B. Riley Financial Inc.	11,394	34
*	Heritage Global Inc.	14,800	33
*,1	Prairie Operating Co.	10,795	32
	US Global Investors Inc. Class A	9,831	25
*	Ategrity Specialty Holdings LLC	1,131	24
	First National Corp.	1,110	22
*	American Integrity Insurance Group Inc.	1,221	22
*	Finwise Bancorp	1,306	20
*,1	Bakkt Holdings Inc. Class A	1,444	20
	United Security Bancshares	1,969	17
*	Jefferson Capital Inc.	845	16
	Affinity Bancshares Inc.	810	15
*	Katapult Holdings Inc.	1,844	15
*,2	Sterling Bancorp Inc.	12,013	—
			4,198,098
Health Care (5.7%)
	Eli Lilly & Co.	515,620	401,941
	Johnson & Johnson	1,454,231	222,134
	AbbVie Inc.	1,067,894	198,222
	UnitedHealth Group Inc.	548,394	171,082
	Abbott Laboratories	1,052,050	143,089
	Merck & Co. Inc.	1,517,219	120,103
*	Intuitive Surgical Inc.	216,592	117,698
*	Boston Scientific Corp.	893,786	96,002
	Thermo Fisher Scientific Inc.	228,000	92,445
	Amgen Inc.	325,073	90,764
	Gilead Sciences Inc.	752,661	83,448
	Pfizer Inc.	3,441,700	83,427
	Stryker Corp.	207,709	82,176
	Danaher Corp.	390,073	77,055
*	Vertex Pharmaceuticals Inc.	155,341	69,158
	Medtronic plc	776,072	67,650
	Bristol-Myers Squibb Co.	1,232,804	57,066

Balanced Index Fund
		Shares	Market Value• ($000)
	Cigna Group	161,635	53,433
	Elevance Health Inc.	136,721	53,179
	HCA Healthcare Inc.	101,915	39,044
	Zoetis Inc.	242,319	37,790
	Regeneron Pharmaceuticals Inc.	64,365	33,792
	Becton Dickinson & Co.	173,293	29,850
*	Edwards Lifesciences Corp.	354,457	27,722
*	IDEXX Laboratories Inc.	48,495	26,010
*	Alnylam Pharmaceuticals Inc.	79,191	25,823
*	Veeva Systems Inc. Class A	88,901	25,602
	Cardinal Health Inc.	143,650	24,133
	ResMed Inc.	88,733	22,893
*	Dexcom Inc.	236,723	20,664
	Agilent Technologies Inc.	173,277	20,448
	GE HealthCare Technologies Inc.	262,368	19,434
	Humana Inc.	72,709	17,776
*	Centene Corp.	301,346	16,357
*	IQVIA Holdings Inc.	98,269	15,486
	STERIS plc	59,504	14,294
*	Insulet Corp.	42,695	13,414
*	Natera Inc.	78,896	13,329
	Labcorp Holdings Inc.	50,732	13,318
*	Waters Corp.	36,015	12,571
	Quest Diagnostics Inc.	67,348	12,098
*	Biogen Inc.	88,691	11,139
*	Insmed Inc.	110,216	11,092
	Zimmer Biomet Holdings Inc.	120,684	11,008
*	Tenet Healthcare Corp.	56,198	9,891
*	Molina Healthcare Inc.	32,818	9,776
	West Pharmaceutical Services Inc.	43,776	9,578
	Baxter International Inc.	310,510	9,402
*	Hologic Inc.	135,302	8,816
*	Illumina Inc.	90,548	8,639
*	Cooper Cos. Inc.	121,097	8,617
*	Align Technology Inc.	41,339	7,827
*	United Therapeutics Corp.	27,186	7,812
	Royalty Pharma plc Class A	215,660	7,770
*	Neurocrine Biosciences Inc.	60,228	7,570
	Encompass Health Corp.	60,403	7,407
	Revvity Inc.	71,407	6,906
*	Exelixis Inc.	155,047	6,834
*	Incyte Corp.	98,984	6,741
*	Solventum Corp.	84,741	6,427
	Viatris Inc.	710,542	6,345
*	BioMarin Pharmaceutical Inc.	115,169	6,331
*	Exact Sciences Corp.	115,494	6,137
*	Moderna Inc.	213,915	5,902
	Universal Health Services Inc. Class B	32,462	5,880
*	Penumbra Inc.	22,486	5,771
	Ensign Group Inc.	35,246	5,437
*	Avantor Inc.	393,913	5,302
*	Hims & Hers Health Inc.	106,057	5,287
*	HealthEquity Inc.	49,789	5,216
*	Blueprint Medicines Corp.	39,187	5,023
*	Masimo Corp.	29,700	4,996
	Bio-Techne Corp.	92,980	4,784
*	Doximity Inc. Class A	74,173	4,550
*	Bridgebio Pharma Inc.	105,224	4,544
*	Henry Schein Inc.	62,048	4,533
*	Charles River Laboratories International Inc.	29,405	4,462
*	Elanco Animal Health Inc.	304,789	4,352
*	Medpace Holdings Inc.	13,561	4,256
	Chemed Corp.	8,705	4,239
*	Repligen Corp.	32,654	4,061
*	Globus Medical Inc. Class A	68,763	4,058
*	Corcept Therapeutics Inc.	54,500	4,000
*	Halozyme Therapeutics Inc.	75,347	3,920
*,1	Tempus AI Inc. Class A	61,183	3,888
*	Guardant Health Inc.	71,874	3,740
*	Jazz Pharmaceuticals plc	34,892	3,703

Balanced Index Fund
		Shares	Market Value• ($000)
*	Revolution Medicines Inc.	99,912	3,676
*	Ionis Pharmaceuticals Inc.	92,976	3,673
*	Madrigal Pharmaceuticals Inc.	11,599	3,510
*	Glaukos Corp.	32,937	3,402
*	Merit Medical Systems Inc.	36,132	3,378
*	Option Care Health Inc.	100,681	3,270
*	Lantheus Holdings Inc.	39,654	3,246
*	DaVita Inc.	22,204	3,163
	Teleflex Inc.	25,928	3,069
*	TG Therapeutics Inc.	84,911	3,056
*	iRhythm Technologies Inc.	19,250	2,964
*	Alkermes plc	99,349	2,842
*	Bio-Rad Laboratories Inc. Class A	11,269	2,719
	Bruker Corp.	65,539	2,700
*	Roivant Sciences Ltd.	238,684	2,690
*	TransMedics Group Inc.	19,459	2,608
*	Integer Holdings Corp.	20,627	2,536
*	ADMA Biologics Inc.	138,621	2,524
*	Akero Therapeutics Inc.	46,941	2,505
*	Axsome Therapeutics Inc.	23,827	2,487
*	Vaxcyte Inc.	76,182	2,477
*	Prestige Consumer Healthcare Inc.	30,574	2,441
*	Inspire Medical Systems Inc.	18,483	2,399
*	Cytokinetics Inc.	72,515	2,396
*	Waystar Holding Corp.	58,451	2,389
*	Rhythm Pharmaceuticals Inc.	37,635	2,378
*	Soleno Therapeutics Inc.	28,309	2,372
*	PTC Therapeutics Inc.	47,345	2,312
*	RadNet Inc.	40,553	2,308
*	Arcellx Inc.	34,649	2,282
	Perrigo Co. plc	84,597	2,260
*	Krystal Biotech Inc.	15,875	2,182
*	Nuvalent Inc. Class A	28,210	2,152
*	Envista Holdings Corp.	106,806	2,087
*	Haemonetics Corp.	27,873	2,080
*	Protagonist Therapeutics Inc.	37,048	2,048
*	SpringWorks Therapeutics Inc.	43,350	2,037
*	Avidity Biosciences Inc.	70,034	1,989
*	Ultragenyx Pharmaceutical Inc.	54,590	1,985
	DENTSPLY SIRONA Inc.	123,023	1,954
*	ICU Medical Inc.	14,274	1,886
*	Scholar Rock Holding Corp.	51,340	1,818
*	PROCEPT BioRobotics Corp.	31,564	1,818
*	CorVel Corp.	17,358	1,784
*	Amedisys Inc.	18,121	1,783
*	Viking Therapeutics Inc.	65,022	1,723
*	Crinetics Pharmaceuticals Inc.	59,544	1,712
*	ACADIA Pharmaceuticals Inc.	77,671	1,675
*	Kymera Therapeutics Inc.	36,107	1,576
	Concentra Group Holdings Parent Inc.	75,170	1,546
	Organon & Co.	156,839	1,518
*	Catalyst Pharmaceuticals Inc.	69,357	1,505
*	Privia Health Group Inc.	62,389	1,435
*	Mirum Pharmaceuticals Inc.	27,278	1,388
*	BrightSpring Health Services Inc.	58,352	1,377
*	Addus HomeCare Corp.	11,309	1,303
*	Vericel Corp.	30,245	1,287
*	Ligand Pharmaceuticals Inc.	11,241	1,278
*	Twist Bioscience Corp.	34,687	1,276
*	Veracyte Inc.	47,115	1,274
*	Acadia Healthcare Co. Inc.	54,117	1,228
*	Novocure Ltd.	67,612	1,203
*	Alignment Healthcare Inc.	85,880	1,202
*	Warby Parker Inc. Class A	53,401	1,171
*	Agios Pharmaceuticals Inc.	34,831	1,158
*	BioCryst Pharmaceuticals Inc.	129,109	1,157
*	Apellis Pharmaceuticals Inc.	65,314	1,131
*	UFP Technologies Inc.	4,565	1,115
*	QuidelOrtho Corp.	38,230	1,102
*,1	Recursion Pharmaceuticals Inc. Class A	216,939	1,098

Balanced Index Fund
		Shares	Market Value• ($000)
*	Arrowhead Pharmaceuticals Inc.	68,632	1,084
*	Ideaya Biosciences Inc.	51,329	1,079
*	Sotera Health Co.	96,801	1,076
*	Enovis Corp.	34,085	1,069
*	Amicus Therapeutics Inc.	183,544	1,052
*	Denali Therapeutics Inc.	72,843	1,019
*	Progyny Inc.	46,292	1,018
	LeMaitre Vascular Inc.	12,243	1,017
	Premier Inc. Class A	45,873	1,006
	Select Medical Holdings Corp.	66,215	1,005
*	Supernus Pharmaceuticals Inc.	31,698	999
*	Harmony Biosciences Holdings Inc.	31,555	997
*	Apogee Therapeutics Inc.	22,967	997
	CONMED Corp.	18,966	988
*,1	Summit Therapeutics Inc.	46,167	982
*	CG oncology Inc.	37,386	972
*	89bio Inc.	97,283	955
*	Tarsus Pharmaceuticals Inc.	23,577	955
*	Sarepta Therapeutics Inc.	55,550	950
*	GeneDx Holdings Corp. Class A	10,283	949
*	Adaptive Biotechnologies Corp.	80,050	933
*	Beam Therapeutics Inc.	54,873	933
*	Surgery Partners Inc.	41,344	919
*	AtriCure Inc.	27,817	912
*	Phreesia Inc.	31,986	910
*	Arcutis Biotherapeutics Inc.	64,105	899
*	Teladoc Health Inc.	101,690	886
*	Ocular Therapeutix Inc.	94,601	878
*	Certara Inc.	75,036	878
*	Amneal Pharmaceuticals Inc.	104,902	849
	National HealthCare Corp.	7,923	848
*	Brookdale Senior Living Inc.	121,631	847
*	Omnicell Inc.	28,793	846
*,1	GRAIL Inc.	16,446	846
*	Celldex Therapeutics Inc.	40,980	834
*	Dynavax Technologies Corp.	81,106	805
*	ANI Pharmaceuticals Inc.	12,293	802
*	Travere Therapeutics Inc.	54,050	800
*	Pediatrix Medical Group Inc.	55,346	794
*	Evolent Health Inc. Class A	69,541	783
*	Tandem Diabetes Care Inc.	40,951	763
*	Azenta Inc.	24,679	760
	US Physical Therapy Inc.	9,599	751
*	10X Genomics Inc. Class A	64,342	745
*	Artivion Inc.	23,447	729
*	Healthcare Services Group Inc.	48,112	723
*	Edgewise Therapeutics Inc.	54,486	714
*	Disc Medicine Inc.	13,423	711
*	Biohaven Ltd.	49,819	703
*	Vera Therapeutics Inc. Class A	29,676	699
*	Alphatec Holdings Inc.	60,762	674
*,1	ARS Pharmaceuticals Inc.	38,546	673
*	Immunovant Inc.	41,592	665
*	Innoviva Inc.	32,910	661
*	Neogen Corp.	136,261	651
*	Astrana Health Inc.	26,132	650
*	MannKind Corp.	172,137	644
*	Clover Health Investments Corp. Class A	230,600	643
*	Viridian Therapeutics Inc.	45,737	639
*	Pacira BioSciences Inc.	26,335	629
*	CareDx Inc.	31,343	612
*	Intellia Therapeutics Inc.	62,743	589
*	Kiniksa Pharmaceuticals International plc Class A	21,265	588
*	BioLife Solutions Inc.	27,116	584
*,1	Novavax Inc.	92,583	583
*	Pennant Group Inc.	19,513	582
*	NeoGenomics Inc.	77,697	568
*	Collegium Pharmaceutical Inc.	19,128	566
*	Harrow Inc.	18,403	562
*	Dyne Therapeutics Inc.	58,988	562

Balanced Index Fund
		Shares	Market Value• ($000)
*	Niagen Bioscience Inc.	38,737	558
*	CorMedix Inc.	45,060	555
*,1	Cidara Therapeutics Inc.	11,401	555
*	Akebia Therapeutics Inc.	151,441	551
*	AdaptHealth Corp. Class A	58,320	550
*	Janux Therapeutics Inc.	23,432	541
*	Ardelyx Inc.	137,166	538
*	Enliven Therapeutics Inc.	26,242	526
*	Amphastar Pharmaceuticals Inc.	22,506	517
*	Nurix Therapeutics Inc.	44,659	509
*	Geron Corp.	359,553	507
*	Spyre Therapeutics Inc.	33,370	500
*	Integra LifeSciences Holdings Corp.	40,453	496
*	Syndax Pharmaceuticals Inc.	52,955	496
*	SI-BONE Inc.	26,195	493
*	Liquidia Corp.	39,061	487
*	Avadel Pharmaceuticals plc ADR	54,321	481
*	LENZ Therapeutics Inc.	15,893	466
*	Praxis Precision Medicines Inc.	10,977	462
*	Verve Therapeutics Inc.	40,860	459
*	Cogent Biosciences Inc.	63,480	456
*,1	Anavex Life Sciences Corp.	48,976	452
*	Owens & Minor Inc.	48,573	442
*	agilon health Inc.	191,805	441
*	MiMedx Group Inc.	71,096	434
*	Hinge Health Inc. Class A	8,351	432
	HealthStream Inc.	15,201	421
*	Immunome Inc.	42,622	396
*	Xeris Biopharma Holdings Inc.	84,399	394
*	ArriVent Biopharma Inc.	17,701	385
*	Tourmaline Bio Inc.	23,980	383
*	Mineralys Therapeutics Inc.	28,082	380
*	EyePoint Pharmaceuticals Inc.	40,182	378
*	Replimune Group Inc.	39,913	371
*	Zymeworks Inc.	29,513	370
*	Ceribell Inc.	19,735	370
*,1	Semler Scientific Inc.	9,500	368
*	Castle Biosciences Inc.	17,567	359
*	Vir Biotechnology Inc.	71,121	358
*	ORIC Pharmaceuticals Inc.	34,993	355
*,1	Phathom Pharmaceuticals Inc.	36,289	348
*	Relay Therapeutics Inc.	99,704	345
*	Xencor Inc.	43,673	343
*	Arcus Biosciences Inc.	41,737	340
*,1	Nuvation Bio Inc.	173,898	339
*,1	Upstream Bio Inc.	30,678	337
	Embecta Corp.	34,719	336
*	Sage Therapeutics Inc.	36,148	330
*	Trevi Therapeutics Inc.	60,329	330
*	PACS Group Inc.	25,218	326
*	LifeMD Inc.	23,838	325
*	LifeStance Health Group Inc.	62,893	325
*	Day One Biopharmaceuticals Inc.	49,510	322
*	Avanos Medical Inc.	26,104	319
*	Stoke Therapeutics Inc.	26,952	306
	iRadimed Corp.	5,089	304
*	Kura Oncology Inc.	52,443	303
*	RxSight Inc.	23,261	302
*	Evolus Inc.	32,737	301
*,1	ImmunityBio Inc.	113,844	301
*	KalVista Pharmaceuticals Inc.	26,515	300
*	Taysha Gene Therapies Inc.	128,966	298
[1]	Jade Biosciences Inc.	29,586	296
*	Rocket Pharmaceuticals Inc.	120,326	295
*	Theravance Biopharma Inc.	26,350	291
*,1	Iovance Biotherapeutics Inc.	168,900	290
*	STAAR Surgical Co.	17,300	290
*	Fulcrum Therapeutics Inc.	42,012	289
*	Bicara Therapeutics Inc.	30,861	287
	Phibro Animal Health Corp. Class A	11,182	286

Balanced Index Fund
		Shares	Market Value• ($000)
*	Dianthus Therapeutics Inc.	15,359	286
*	Fortrea Holdings Inc.	57,658	285
*	AnaptysBio Inc.	12,700	282
*	Third Harmonic Bio Inc.	51,652	280
*	GoodRx Holdings Inc. Class A	56,002	279
*	Zevra Therapeutics Inc.	31,625	279
*	Myriad Genetics Inc.	51,531	274
*	Keros Therapeutics Inc.	20,528	274
*	Arvinas Inc.	36,652	270
*,1	Metsera Inc.	9,477	270
*	Axogen Inc.	24,755	269
*	Enhabit Inc.	27,672	267
*	Scilex Holding Co.	44,335	261
*	Nektar Therapeutics	10,067	260
*	Innovage Holding Corp.	68,197	252
*	Arbutus Biopharma Corp.	80,372	248
*	Amylyx Pharmaceuticals Inc.	38,707	248
*	Kyverna Therapeutics Inc.	80,308	247
*	Cullinan Therapeutics Inc.	32,552	245
*	Delcath Systems Inc.	17,716	241
*	Orthofix Medical Inc.	21,491	240
*,1	Sana Biotechnology Inc.	87,453	239
*	REGENXBIO Inc.	28,991	238
[1]	Oruka Therapeutics Inc.	21,276	238
*	Savara Inc.	102,185	233
*	Surmodics Inc.	7,842	233
*	Outset Medical Inc.	12,023	231
*	RenovoRx Inc.	174,542	230
*,1	Capricor Therapeutics Inc.	22,929	228
*	Celcuity Inc.	16,943	226
*	Lucid Diagnostics Inc.	196,920	226
*	Rigel Pharmaceuticals Inc.	11,934	224
*	CytomX Therapeutics Inc.	98,020	222
	National Research Corp.	13,198	222
*	Community Health Systems Inc.	64,983	221
*	TruBridge Inc.	9,434	221
*,1	SANUWAVE Health Inc.	6,734	221
*	AngioDynamics Inc.	22,092	219
*	NeueHealth Inc.	31,696	219
*,1	Ginkgo Bioworks Holdings Inc. Class A	18,718	211
*	OPKO Health Inc.	158,724	210
*	OrthoPediatrics Corp.	9,694	208
*	ClearPoint Neuro Inc.	17,134	205
*	Claritev Corp.	4,518	204
*	Standard BioTools Inc.	168,508	202
*	Varex Imaging Corp.	23,210	201
*	Fulgent Genetics Inc.	10,050	200
*	Vanda Pharmaceuticals Inc.	41,986	198
*,1	Eton Pharmaceuticals Inc.	13,900	198
*,1	Kestra Medical Technologies Ltd.	11,849	196
*	aTyr Pharma Inc.	38,420	195
*	Emergent BioSolutions Inc.	30,360	194
*	Butterfly Network Inc. Class A	96,873	194
*,1	Pacific Biosciences of California Inc.	155,563	193
*	Cytek Biosciences Inc.	56,674	193
*	Esperion Therapeutics Inc.	193,756	191
*	Senseonics Holdings Inc.	396,616	189
*,1	Tango Therapeutics Inc.	36,978	189
*,1	Tvardi Therapeutics Inc.	8,123	189
*	Treace Medical Concepts Inc.	31,640	186
*	Maravai LifeSciences Holdings Inc. Class A	76,016	183
*,1	Ocugen Inc.	187,541	182
*	Rezolute Inc.	40,879	182
*	Talkspace Inc.	65,383	182
*,1	Altimmune Inc.	46,812	181
*	Nutex Health Inc.	1,458	181
*	Solid Biosciences Inc.	36,980	180
	SIGA Technologies Inc.	27,490	179
*	iTeos Therapeutics Inc.	17,698	176
*	Monte Rosa Therapeutics Inc.	38,787	175

Balanced Index Fund
		Shares	Market Value• ($000)
*	Arcturus Therapeutics Holdings Inc.	13,374	174
*	Gossamer Bio Inc.	138,469	170
*	NeuroPace Inc.	15,234	170
*	Astria Therapeutics Inc.	31,704	170
*	Aura Biosciences Inc.	26,790	168
*	Atea Pharmaceuticals Inc.	46,519	167
*,1	Pulse Biosciences Inc.	10,929	165
*	Tactile Systems Technology Inc.	16,140	164
*,1	PepGen Inc.	148,114	164
*,1	Heron Therapeutics Inc.	78,614	163
*	Quanterix Corp.	24,560	163
*	Erasca Inc.	128,247	163
*	Terns Pharmaceuticals Inc.	42,528	159
*	908 Devices Inc.	22,158	158
*	Aquestive Therapeutics Inc.	47,200	156
*	Cerus Corp.	109,208	154
*	OptimizeRx Corp.	11,439	154
*	Bioventus Inc. Class A	23,179	153
*	Zimvie Inc.	16,330	153
*	Lifecore Biomedical Inc.	18,610	151
*	Sonida Senior Living Inc.	6,041	151
*	Aveanna Healthcare Holdings Inc.	28,788	151
*	MaxCyte Inc.	66,640	145
*	Viemed Healthcare Inc.	20,899	144
*	Annexon Inc.	58,962	141
*,1	Humacyte Inc.	66,771	140
*	Benitec Biopharma Inc.	11,867	139
*	Perspective Therapeutics Inc.	40,160	138
*	OraSure Technologies Inc.	45,774	137
*,1	Sionna Therapeutics Inc.	7,874	137
*	Aldeyra Therapeutics Inc.	34,700	133
*,1	Corvus Pharmaceuticals Inc.	33,278	133
*	Abeona Therapeutics Inc.	23,500	133
*,1	Precigen Inc.	93,207	132
*,1	Absci Corp.	51,403	132
*	Entrada Therapeutics Inc.	18,897	127
*,1	Gyre Therapeutics Inc.	17,257	127
*	Inogen Inc.	17,882	126
*	Health Catalyst Inc.	33,373	126
*	Alumis Inc.	41,199	124
*,1	Zenas Biopharma Inc.	12,782	124
*	Editas Medicine Inc.	55,877	123
	Acme United Corp.	2,909	121
*	Organogenesis Holdings Inc. Class A	32,911	120
*	Septerna Inc.	11,400	120
*	Personalis Inc.	18,216	119
	Utah Medical Products Inc.	2,090	119
*	Tyra Biosciences Inc.	12,400	119
*,1	Sagimet Biosciences Inc. Class A	15,559	119
*	Inozyme Pharma Inc.	29,430	118
*	4D Molecular Therapeutics Inc.	31,864	118
*	Y-mAbs Therapeutics Inc.	25,975	117
*,1	Lineage Cell Therapeutics Inc.	128,266	116
*	XOMA Royalty Corp.	4,561	115
*	Olema Pharmaceuticals Inc.	26,604	113
*	Codexis Inc.	46,017	112
*	OmniAb Inc.	64,445	112
*	Voyager Therapeutics Inc.	35,606	111
*	Fennec Pharmaceuticals Inc.	13,356	111
*	Joint Corp.	9,539	110
*	Enanta Pharmaceuticals Inc.	14,469	109
*,1	Quantum-Si Inc.	55,714	109
*	Neurogene Inc.	7,268	109
*	Ardent Health Inc.	7,952	109
*,1	Omeros Corp.	35,983	108
*,1	Prime Medicine Inc.	42,918	106
*	Verastem Inc.	25,193	105
*	RCM Technologies Inc.	4,309	102
*,1	Allogene Therapeutics Inc.	89,181	101
*	Anika Therapeutics Inc.	9,542	101

Balanced Index Fund
		Shares	Market Value• ($000)
*	Compass Therapeutics Inc.	38,900	101
*	Eledon Pharmaceuticals Inc.	37,040	100
*,1	Avita Medical Inc.	18,756	99
*	Tectonic Therapeutic Inc.	4,878	97
*	Puma Biotechnology Inc.	28,100	96
*	DiaMedica Therapeutics Inc.	24,554	96
*	Inhibrx Biosciences Inc.	6,746	96
*	LENSAR Inc.	7,146	94
*	Neuronetics Inc.	26,296	92
*	Coya Therapeutics Inc.	15,974	92
*	Sanara Medtech Inc.	3,200	91
*	Forte Biosciences Inc.	6,989	90
*,1	MBX Biosciences Inc.	7,765	89
*	FONAR Corp.	5,825	87
*	KORU Medical Systems Inc.	24,374	87
*	Candel Therapeutics Inc.	17,160	87
*	Biote Corp. Class A	21,603	87
*	Electromed Inc.	3,905	86
*,1	Inhibikase Therapeutics Inc.	44,358	86
*	Cargo Therapeutics Inc.	20,883	86
*	Accuray Inc.	61,258	84
*	Larimar Therapeutics Inc.	28,760	83
*	Caribou Biosciences Inc.	65,200	82
*	Atossa Therapeutics Inc.	98,096	81
*	CVRx Inc.	13,772	81
*	Lexicon Pharmaceuticals Inc.	84,532	80
*	DocGo Inc.	51,107	80
*,1	Cardiff Oncology Inc.	24,797	78
*	Seer Inc. Class A	36,017	77
*	American Well Corp. Class A	8,536	76
*	Cabaletta Bio Inc.	49,170	75
*,1	Sangamo Therapeutics Inc.	138,868	75
*,1	Cartesian Therapeutics Inc.	7,206	75
*	Alector Inc.	52,271	73
*	Stereotaxis Inc.	34,516	73
*	Sight Sciences Inc.	17,683	73
*	Oncology Institute Inc.	35,828	73
*	Fate Therapeutics Inc.	63,965	72
*	Rapport Therapeutics Inc.	6,368	72
*	iCAD Inc.	18,133	69
*	scPharmaceuticals Inc.	18,200	69
*	Foghorn Therapeutics Inc.	14,601	69
*	Immuneering Corp. Class A	20,162	68
*	Black Diamond Therapeutics Inc.	27,000	67
*	Ironwood Pharmaceuticals Inc. Class A	91,420	66
*	Vaxart Inc.	145,860	66
*	Kodiak Sciences Inc.	17,382	65
*	Achieve Life Sciences Inc.	28,576	65
*,1	Beta Bionics Inc.	4,474	65
*	Aclaris Therapeutics Inc.	44,964	64
*	C4 Therapeutics Inc.	45,085	64
*	Vigil Neuroscience Inc.	8,064	64
*	Protara Therapeutics Inc.	20,334	62
*	Exagen Inc.	8,667	60
*	Design Therapeutics Inc.	17,141	58
*,1	Galectin Therapeutics Inc.	26,902	57
*	Orchestra BioMed Holdings Inc.	21,354	57
*	Pulmonx Corp.	21,458	56
*	Sensus Healthcare Inc.	11,601	55
*	Korro Bio Inc.	4,115	51
*,1	Biomea Fusion Inc.	27,618	50
*,1	Cassava Sciences Inc.	27,129	49
*	Ventyx Biosciences Inc.	22,928	49
*	Apyx Medical Corp.	21,359	48
*,1	Coherus Oncology Inc.	65,031	48
*	Jasper Therapeutics Inc.	8,701	48
*,1	Agenus Inc.	10,245	47
*	Lyell Immunopharma Inc.	5,286	47
*	CytoSorbents Corp.	35,641	46
*	MacroGenics Inc.	38,094	46

Balanced Index Fund
		Shares	Market Value• ($000)
*	Elutia Inc. Class A	23,021	46
*	Contineum Therapeutics Inc. Class A	11,235	45
*	Anixa Biosciences Inc.	12,599	42
*	Pliant Therapeutics Inc.	36,322	42
*,1	Nuvectis Pharma Inc.	5,600	42
*	InfuSystem Holdings Inc.	6,650	41
*	Myomo Inc.	18,756	40
*	PMV Pharmaceuticals Inc.	37,924	40
*,1	Alpha Teknova Inc.	8,236	40
*	TScan Therapeutics Inc.	27,590	40
*,1	Lexeo Therapeutics Inc.	9,914	40
*,1	Corbus Pharmaceuticals Holdings Inc.	5,650	39
*,1	Genelux Corp.	13,500	39
*	Seres Therapeutics Inc.	3,498	39
*	Invivyd Inc.	51,206	37
*	Assertio Holdings Inc.	56,592	36
*	Tenaya Therapeutics Inc.	58,500	36
*	Hyperfine Inc.	49,514	36
*	Sutro Biopharma Inc.	49,072	35
*	XBiotech Inc.	11,679	35
*	Forian Inc.	16,600	33
*	Sera Prognostics Inc. Class A	11,848	33
*	Nkarta Inc.	19,414	32
*,1	Zynex Inc.	12,104	31
*	Climb Bio Inc.	25,309	31
*	Neumora Therapeutics Inc.	41,991	31
*	Acumen Pharmaceuticals Inc.	26,300	30
*	Zentalis Pharmaceuticals Inc.	24,854	29
*,1	Pyxis Oncology Inc.	26,643	29
*	Clearside Biomedical Inc.	33,500	27
*	Inotiv Inc.	14,694	27
*,1	Instil Bio Inc.	1,288	27
*,1	Caris Life Sciences Inc.	1,005	27
*	Tela Bio Inc.	13,582	26
*	Karyopharm Therapeutics Inc.	6,035	26
*	Adicet Bio Inc.	41,441	25
*	Whitehawk Therapeutics Inc.	13,200	25
*	Alto Neuroscience Inc.	11,433	25
*,1	Inmune Bio Inc.	10,372	24
*	PDS Biotechnology Corp.	16,905	22
*,1	ModivCare Inc.	7,012	22
*	RAPT Therapeutics Inc.	2,748	22
*,1	AirSculpt Technologies Inc.	4,303	21
*,1	Renovaro Inc.	70,239	20
*	Shattuck Labs Inc.	24,751	20
*	HeartBeam Inc.	15,967	20
*	Atara Biotherapeutics Inc.	2,595	20
*	OnKure Therapeutics Inc. Class A	8,445	20
*	Mersana Therapeutics Inc.	62,671	19
*	Dyadic International Inc.	17,910	18
*	Applied Therapeutics Inc.	56,773	18
*	Cue Biopharma Inc.	25,288	17
*	ElectroCore Inc.	3,168	17
*	Kezar Life Sciences Inc.	3,704	17
*	Vicarious Surgical Inc. Class A	2,122	16
*	Cumberland Pharmaceuticals Inc.	4,404	15
*	Passage Bio Inc.	38,001	15
*	Verrica Pharmaceuticals Inc.	26,135	14
*	Omada Health Inc.	741	14
*	Nautilus Biotechnology Inc.	17,600	13
*	MEI Pharma Inc.	4,686	12
*,1	FibroGen Inc.	2,271	12
*,1	Celularity Inc. Class A	5,470	11
*,1	Annovis Bio Inc.	4,844	10
*,1	Aardvark Therapeutics Inc.	663	9
*	Context Therapeutics Inc.	11,339	7
*,1	Maze Therapeutics Inc.	587	7
*,1	Cellectar Biosciences Inc.	1,036	7
*,1	X4 Pharmaceuticals Inc.	3,216	6
*	Rapid Micro Biosystems Inc. Class A	1,171	4

Balanced Index Fund
		Shares	Market Value• ($000)
*	TherapeuticsMD Inc.	2,173	3
*	Reviva Pharmaceuticals Holdings Inc.	5,640	2
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
			3,319,393
Industrials (7.9%)
	Visa Inc. Class A	1,034,220	367,200
	Mastercard Inc. Class A	490,089	275,401
	GE Aerospace	612,362	157,616
	RTX Corp.	807,866	117,965
	Accenture plc Class A	378,271	113,061
	Caterpillar Inc.	283,977	110,243
*	Boeing Co.	455,907	95,526
	American Express Co.	297,035	94,748
	Honeywell International Inc.	388,751	90,532
	GE Vernova Inc.	165,012	87,316
	Eaton Corp. plc	236,339	84,371
	Union Pacific Corp.	361,458	83,164
	Capital One Financial Corp.	387,145	82,369
	Deere & Co.	156,134	79,393
	Automatic Data Processing Inc.	245,297	75,650
	Lockheed Martin Corp.	141,791	65,669
	Trane Technologies plc	134,924	59,017
*	Fiserv Inc.	335,724	57,882
	Parker-Hannifin Corp.	77,174	53,904
	TransDigm Group Inc.	33,987	51,682
	3M Co.	325,010	49,480
	Sherwin-Williams Co.	136,277	46,792
	Cintas Corp.	206,940	46,121
	Howmet Aerospace Inc.	244,066	45,428
	Emerson Electric Co.	339,447	45,258
	United Parcel Service Inc. Class B	442,219	44,638
*	PayPal Holdings Inc.	588,211	43,716
	Northrop Grumman Corp.	87,162	43,579
	Johnson Controls International plc	397,771	42,013
	Illinois Tool Works Inc.	167,743	41,474
	General Dynamics Corp.	137,591	40,130
	CRH plc	409,287	37,573
*	Axon Enterprise Inc.	44,851	37,134
	CSX Corp.	1,134,117	37,006
	Carrier Global Corp.	492,666	36,058
	Norfolk Southern Corp.	136,156	34,852
	Quanta Services Inc.	89,328	33,773
	PACCAR Inc.	317,469	30,179
	United Rentals Inc.	39,404	29,687
	FedEx Corp.	130,323	29,624
	WW Grainger Inc.	27,421	28,524
	Paychex Inc.	196,013	28,512
	L3Harris Technologies Inc.	112,942	28,330
	Cummins Inc.	83,082	27,209
	Verisk Analytics Inc.	84,466	26,311
	Ferguson Enterprises Inc.	119,894	26,107
	Fidelity National Information Services Inc.	317,509	25,848
*	Fair Isaac Corp.	14,025	25,637
	AMETEK Inc.	139,083	25,168
	Otis Worldwide Corp.	237,324	23,500
*	Block Inc. Class A	334,418	22,717
	Rockwell Automation Inc.	68,329	22,697
	Westinghouse Air Brake Technologies Corp.	103,972	21,767
	Vulcan Materials Co.	79,809	20,816
	Ingersoll Rand Inc.	244,914	20,372
	Martin Marietta Materials Inc.	36,263	19,907
	Equifax Inc.	75,328	19,538
	Xylem Inc.	146,725	18,980
	Old Dominion Freight Line Inc.	114,682	18,613
*	Keysight Technologies Inc.	104,908	17,190
	DuPont de Nemours Inc.	228,233	15,654
	PPG Industries Inc.	137,495	15,640
	Dover Corp.	82,943	15,198

Balanced Index Fund
		Shares	Market Value• ($000)
	Synchrony Financial	227,645	15,193
*	Mettler-Toledo International Inc.	12,659	14,871
	HEICO Corp. Class A	57,457	14,867
	EMCOR Group Inc.	27,205	14,552
*	Teledyne Technologies Inc.	28,376	14,537
	Veralto Corp.	142,565	14,392
	Smurfit WestRock plc	316,132	13,641
*	Corpay Inc.	40,715	13,510
	Hubbell Inc. Class B	32,081	13,102
	Global Payments Inc.	145,796	11,670
	Comfort Systems USA Inc.	21,483	11,519
	Dow Inc.	424,354	11,237
	Curtiss-Wright Corp.	22,802	11,140
	Lennox International Inc.	19,384	11,112
*	Trimble Inc.	142,084	10,796
	Fortive Corp.	205,045	10,689
*	Affirm Holdings Inc. Class A	154,569	10,687
	TransUnion	118,029	10,387
	Packaging Corp. of America	54,183	10,211
	Pentair plc	99,350	10,199
	Snap-on Inc.	31,558	9,820
	Carlisle Cos. Inc.	25,929	9,682
*	Zebra Technologies Corp. Class A	31,092	9,588
	Jacobs Solutions Inc.	72,564	9,539
*	Rocket Lab Corp.	264,508	9,461
	Expeditors International of Washington Inc.	82,491	9,425
	Ball Corp.	166,087	9,316
	Watsco Inc.	21,049	9,296
	AECOM	79,666	8,991
	Textron Inc.	109,578	8,798
	Woodward Inc.	35,886	8,795
	Graco Inc.	101,564	8,731
	RPM International Inc.	77,145	8,474
*	XPO Inc.	67,099	8,474
	Masco Corp.	126,657	8,152
	IDEX Corp.	45,650	8,015
	Jack Henry & Associates Inc.	44,047	7,936
	BWX Technologies Inc.	54,936	7,914
	Booz Allen Hamilton Holding Corp.	74,541	7,762
*	API Group Corp.	150,028	7,659
	Allegion plc	51,870	7,475
*	ATI Inc.	85,488	7,381
*	Builders FirstSource Inc.	63,039	7,356
	nVent Electric plc	99,329	7,276
	ITT Inc.	45,857	7,192
	Crown Holdings Inc.	69,263	7,133
	FTAI Aviation Ltd.	61,799	7,109
	Owens Corning	51,318	7,057
	Lincoln Electric Holdings Inc.	33,703	6,987
*	Core & Main Inc. Class A	114,521	6,911
	JB Hunt Transport Services Inc.	48,005	6,894
*	QXO Inc.	320,075	6,894
	Nordson Corp.	30,724	6,586
	CH Robinson Worldwide Inc.	68,608	6,583
*	MasTec Inc.	37,543	6,398
	CNH Industrial NV	483,412	6,265
	Stanley Black & Decker Inc.	92,166	6,244
	AptarGroup Inc.	39,574	6,191
*	AeroVironment Inc.	20,651	5,884
	Regal Rexnord Corp.	40,585	5,883
	Tetra Tech Inc.	158,110	5,686
	Huntington Ingalls Industries Inc.	23,463	5,665
	Acuity Inc.	18,891	5,636
	Crane Co.	29,291	5,562
*	TopBuild Corp.	17,000	5,504
	Advanced Drainage Systems Inc.	47,640	5,472
	Applied Industrial Technologies Inc.	22,996	5,345
	HEICO Corp.	15,626	5,125
	WESCO International Inc.	27,584	5,109
*	Fluor Corp.	99,244	5,088

Balanced Index Fund
		Shares	Market Value• ($000)
	Donaldson Co. Inc.	72,443	5,024
*	Generac Holdings Inc.	34,795	4,983
*	Paylocity Holding Corp.	26,415	4,786
	Allison Transmission Holdings Inc.	49,491	4,701
*	Kratos Defense & Security Solutions Inc.	100,758	4,680
	Genpact Ltd.	105,991	4,665
	A O Smith Corp.	70,795	4,642
*	SPX Technologies Inc.	27,214	4,563
*	Chart Industries Inc.	27,562	4,538
*	Aurora Innovation Inc. Class A	861,596	4,515
*	Saia Inc.	16,239	4,449
	Badger Meter Inc.	18,101	4,434
	Oshkosh Corp.	37,922	4,306
	Armstrong World Industries Inc.	26,289	4,270
	Toro Co.	60,283	4,261
	Flowserve Corp.	80,578	4,218
	Watts Water Technologies Inc. Class A	16,891	4,153
	Esab Corp.	34,308	4,136
	Knight-Swift Transportation Holdings Inc. Class A	93,406	4,131
	MKS Inc.	41,480	4,121
*	ExlService Holdings Inc.	94,053	4,119
*	Middleby Corp.	28,516	4,106
	Eagle Materials Inc.	20,262	4,095
	Valmont Industries Inc.	12,298	4,016
*	Shift4 Payments Inc. Class A	40,339	3,998
*	Dycom Industries Inc.	16,250	3,971
*	Axalta Coating Systems Ltd.	132,984	3,948
*	Sterling Infrastructure Inc.	17,102	3,946
	Graphic Packaging Holding Co.	184,737	3,892
	Simpson Manufacturing Co. Inc.	24,968	3,878
	AGCO Corp.	37,345	3,852
	JBT Marel Corp.	31,985	3,847
	MSA Safety Inc.	22,580	3,783
*	Kirby Corp.	33,162	3,761
	Fortune Brands Innovations Inc.	73,025	3,759
	Ryder System Inc.	23,607	3,754
*	Itron Inc.	27,735	3,651
	Federal Signal Corp.	34,111	3,630
	Air Lease Corp. Class A	61,596	3,603
*	Trex Co. Inc.	65,212	3,546
	Littelfuse Inc.	15,311	3,471
	Zurn Elkay Water Solutions Corp.	94,912	3,471
*	Gates Industrial Corp. plc	149,594	3,445
*	FTI Consulting Inc.	21,141	3,414
*	Ralliant Corp.	69,061	3,349
	Louisiana-Pacific Corp.	38,717	3,329
	GATX Corp.	21,637	3,323
*	GXO Logistics Inc.	67,512	3,288
	Vontier Corp.	88,866	3,279
*	Mohawk Industries Inc.	30,406	3,188
	Cognex Corp.	99,934	3,170
	AAON Inc.	42,812	3,157
	ESCO Technologies Inc.	15,921	3,055
*	Construction Partners Inc. Class A	28,526	3,032
	Moog Inc. Class A	16,746	3,031
*,1	WEX Inc.	20,637	3,031
	CSW Industrials Inc.	10,364	2,973
*	ACI Worldwide Inc.	64,218	2,948
	WillScot Holdings Corp.	107,589	2,948
*	Archer Aviation Inc. Class A	268,354	2,912
*	Modine Manufacturing Co.	29,248	2,881
*	Bloom Energy Corp. Class A	119,947	2,869
	Silgan Holdings Inc.	52,911	2,867
	Landstar System Inc.	20,506	2,851
*	Knife River Corp.	34,911	2,850
*	Spirit AeroSystems Holdings Inc. Class A	73,553	2,806
	UL Solutions Inc. Class A	38,035	2,771
	Sealed Air Corp.	89,171	2,767
	Sensata Technologies Holding plc	91,628	2,759
*	Joby Aviation Inc.	259,769	2,741

Balanced Index Fund
		Shares	Market Value• ($000)
*	BILL Holdings Inc.	57,069	2,640
	Sonoco Products Co.	60,071	2,617
*	Euronet Worldwide Inc.	25,677	2,603
	Arcosa Inc.	29,675	2,573
*	Mirion Technologies Inc. Class A	118,840	2,559
	Herc Holdings Inc.	19,366	2,550
	Belden Inc.	21,920	2,538
	Granite Construction Inc.	26,925	2,518
	Primoris Services Corp.	32,093	2,501
	Installed Building Products Inc.	13,651	2,462
*	Loar Holdings Inc.	28,422	2,449
*	Verra Mobility Corp. Class A	95,380	2,422
*	GMS Inc.	22,236	2,418
	Robert Half Inc.	58,341	2,395
	Korn Ferry	32,599	2,390
	Enpro Inc.	12,345	2,365
	Exponent Inc.	31,544	2,357
	MSC Industrial Direct Co. Inc. Class A	27,637	2,350
	Maximus Inc.	33,251	2,334
*	CBIZ Inc.	32,436	2,326
	Mueller Water Products Inc. Class A	96,640	2,323
*	Amentum Holdings Inc.	97,062	2,292
	Kadant Inc.	7,184	2,281
	Matson Inc.	20,486	2,281
*	StandardAero Inc.	71,900	2,276
	Leonardo DRS Inc.	48,369	2,248
	Brunswick Corp.	40,416	2,233
*	OSI Systems Inc.	9,796	2,203
	Franklin Electric Co. Inc.	23,893	2,144
	EnerSys	24,734	2,121
	Brink's Co.	23,561	2,104
	HB Fuller Co.	33,435	2,011
	Otter Tail Corp.	25,555	1,970
*	Everus Construction Group Inc.	30,980	1,968
*	Remitly Global Inc.	102,114	1,917
	Atmus Filtration Technologies Inc.	51,767	1,885
*	Resideo Technologies Inc.	85,407	1,884
	Boise Cascade Co.	21,660	1,881
	ADT Inc.	221,488	1,876
	Terex Corp.	38,775	1,810
	Patrick Industries Inc.	19,500	1,799
*	Sezzle Inc.	9,946	1,783
	Argan Inc.	7,996	1,763
	McGrath RentCorp	15,103	1,751
	Brady Corp. Class A	25,596	1,740
	Western Union Co.	204,543	1,722
	UniFirst Corp.	9,147	1,722
*	Hayward Holdings Inc.	124,554	1,719
	ABM Industries Inc.	35,597	1,681
*	IES Holdings Inc.	5,569	1,650
	AZZ Inc.	17,276	1,632
*	Mercury Systems Inc.	30,276	1,631
	Griffon Corp.	22,466	1,626
	Crane NXT Co.	30,143	1,625
*	RXO Inc.	100,462	1,579
	VSE Corp.	11,941	1,564
*	Huron Consulting Group Inc.	10,970	1,509
	Alight Inc. Class A	264,075	1,495
	Atkore Inc.	21,142	1,492
*	MYR Group Inc.	8,214	1,490
	REV Group Inc.	31,226	1,486
	EVERTEC Inc.	40,682	1,467
*	AAR Corp.	20,760	1,428
*	O-I Glass Inc.	96,432	1,421
	Enerpac Tool Group Corp. Class A	34,496	1,399
	Alamo Group Inc.	6,366	1,390
*	Marqeta Inc. Class A	236,849	1,381
	Trinity Industries Inc.	50,459	1,363
*	Tutor Perini Corp.	28,747	1,345
*	CoreCivic Inc.	63,653	1,341

Balanced Index Fund
		Shares	Market Value• ($000)
	Albany International Corp. Class A	18,978	1,331
	TriNet Group Inc.	18,177	1,329
*	ASGN Inc.	25,713	1,284
*,1	PureCycle Technologies Inc.	93,329	1,279
*	NCR Atleos Corp.	44,691	1,275
	Powell Industries Inc.	6,024	1,268
*	Payoneer Global Inc.	182,123	1,248
*,1	Symbotic Inc. Class A	31,834	1,237
	Standex International Corp.	7,877	1,233
	Insperity Inc.	19,829	1,192
	Hub Group Inc. Class A	35,104	1,174
	ManpowerGroup Inc.	28,829	1,165
*	Gibraltar Industries Inc.	19,451	1,148
	Greif Inc. Class A	17,493	1,137
	Kennametal Inc.	49,448	1,135
	Pitney Bowes Inc.	103,700	1,131
*	Triumph Group Inc.	41,891	1,079
*	Upwork Inc.	77,981	1,048
*,1	Enovix Corp.	101,324	1,048
	International Seaways Inc.	28,563	1,042
*	AvidXchange Holdings Inc.	106,455	1,042
	Werner Enterprises Inc.	36,502	999
*	Donnelley Financial Solutions Inc.	16,200	999
	Lindsay Corp.	6,789	979
	ICF International Inc.	11,456	970
*	Hillman Solutions Corp.	126,084	900
*	Limbach Holdings Inc.	6,341	888
	Tennant Co.	11,399	883
*	Legalzoom.com Inc.	97,843	872
	Hillenbrand Inc.	43,384	871
	ArcBest Corp.	11,172	860
	Greenbrier Cos. Inc.	18,227	839
*	Masterbrand Inc.	76,727	839
*	Flywire Corp.	71,354	835
*	Blue Bird Corp.	19,245	831
*	First Advantage Corp.	49,578	823
*	Planet Labs PBC	125,820	767
*,1	Eos Energy Enterprises Inc.	143,620	735
	TriMas Corp.	25,605	733
*	BrightView Holdings Inc.	43,737	728
*	Ducommun Inc.	8,441	697
	Bel Fuse Inc. Class B	7,089	693
*	NV5 Global Inc.	29,357	678
	CRA International Inc.	3,597	674
	Helios Technologies Inc.	20,020	668
*	Janus International Group Inc.	80,240	653
*	Vicor Corp.	14,228	645
*	DXP Enterprises Inc.	7,285	639
	United States Lime & Minerals Inc.	6,405	639
*	Paymentus Holdings Inc. Class A	19,238	630
*	Thermon Group Holdings Inc.	22,309	626
	Astec Industries Inc.	14,899	621
	Barrett Business Services Inc.	14,856	619
*	Karman Holdings Inc.	12,286	619
	Napco Security Technologies Inc.	20,789	617
*	Proto Labs Inc.	15,181	608
	Schneider National Inc. Class B	24,564	593
	Perella Weinberg Partners Class A	30,221	587
*	V2X Inc.	11,676	567
*,1	Redwire Corp.	34,477	562
*	Intuitive Machines Inc. Class A	51,265	557
*	Astronics Corp.	16,605	556
	Apogee Enterprises Inc.	13,651	554
*	Willdan Group Inc.	8,821	551
*	Centuri Holdings Inc.	24,150	542
	Quanex Building Products Corp.	28,374	536
	Heidrick & Struggles International Inc.	11,672	534
*	Great Lakes Dredge & Dock Corp.	43,592	531
*	CECO Environmental Corp.	17,471	495
*	Transcat Inc.	5,740	493

Balanced Index Fund
		Shares	Market Value• ($000)
	Kforce Inc.	11,689	481
*	American Woodmark Corp.	8,965	478
*	Evolv Technologies Holdings Inc.	76,538	478
	Insteel Industries Inc.	12,794	476
	Cadre Holdings Inc.	14,657	467
*	FARO Technologies Inc.	10,474	460
	Gorman-Rupp Co.	12,400	455
	Deluxe Corp.	28,469	453
*	AMN Healthcare Services Inc.	21,806	451
*	Montrose Environmental Group Inc.	19,918	436
	Marten Transport Ltd.	33,456	435
*	Cimpress plc	9,036	425
	FTAI Infrastructure Inc.	68,496	423
	Douglas Dynamics Inc.	13,865	409
	Vestis Corp.	70,694	405
*	Energy Recovery Inc.	31,443	402
*	Cantaloupe Inc.	36,293	399
	National Presto Industries Inc.	3,650	358
*	BlueLinx Holdings Inc.	4,788	356
*	I3 Verticals Inc. Class A	12,808	352
*,1	CompoSecure Inc. Class A	24,875	350
*,1	Microvast Holdings Inc.	95,354	346
	Allient Inc.	9,444	343
*	Forward Air Corp.	13,929	342
*	BlackSky Technology Inc. Class A	16,466	339
	Mesa Laboratories Inc.	3,518	331
	Preformed Line Products Co.	2,048	327
*	Green Dot Corp. Class A	29,098	314
*,1	TSS Inc.	10,875	314
*	Aspen Aerogels Inc.	52,096	308
*	Graham Corp.	6,141	304
*	Voyager Technologies Inc. Class A	7,673	301
	Miller Industries Inc.	6,700	298
	Cass Information Systems Inc.	6,831	297
	Wabash National Corp.	27,738	295
*	Titan Machinery Inc.	14,860	294
*	Byrna Technologies Inc.	9,277	286
	Heartland Express Inc.	32,424	280
	LSI Industries Inc.	16,459	280
	Myers Industries Inc.	18,925	274
	Kelly Services Inc. Class A	23,000	269
	Shyft Group Inc.	21,038	264
	Columbus McKinnon Corp.	17,002	260
*	Titan International Inc.	24,716	254
	Covenant Logistics Group Inc. Class A	10,460	252
*,1	Lightbridge Corp.	18,863	252
*	Bowman Consulting Group Ltd.	8,779	252
*	Cross Country Healthcare Inc.	19,178	250
	Ennis Inc.	13,575	246
*,1	Power Solutions International Inc.	3,531	228
*	Broadwind Inc.	125,165	227
*	Conduent Inc.	85,066	225
*,1	Eve Holding Inc.	32,833	225
*	Repay Holdings Corp. Class A	45,790	221
*	Performant Healthcare Inc.	54,600	218
*	CryoPort Inc.	28,888	215
	Hyster-Yale Inc.	5,323	212
*	Custom Truck One Source Inc.	42,875	212
*	JELD-WEN Holding Inc.	53,779	211
*	Paysign Inc.	29,000	209
*	Hudson Technologies Inc.	24,429	198
	Willis Lease Finance Corp.	1,364	195
*	Amprius Technologies Inc.	46,316	195
	Luxfer Holdings plc	15,807	193
*	International Money Express Inc.	18,974	191
*	Manitowoc Co. Inc.	15,878	191
*	Orion Group Holdings Inc.	20,493	186
*	ZipRecruiter Inc. Class A	36,708	184
*,1	Sky Harbour Group Corp. Class A	18,315	179
*,1	Spire Global Inc.	14,787	176

Balanced Index Fund
		Shares	Market Value• ($000)
	Park Aerospace Corp.	11,793	174
*	Distribution Solutions Group Inc.	6,200	170
*	Vishay Precision Group Inc.	5,860	165
*	Franklin Covey Co.	6,945	158
*	Atlanticus Holdings Corp.	2,887	158
	Frequency Electronics Inc.	6,310	143
	Information Services Group Inc.	29,685	142
*	L B Foster Co. Class A	6,452	141
	Karat Packaging Inc.	4,874	137
*	Mayville Engineering Co. Inc.	8,494	136
*	Blade Air Mobility Inc.	32,828	132
	Quad/Graphics Inc.	22,982	130
*	TrueBlue Inc.	19,732	128
	Park-Ohio Holdings Corp.	7,030	126
*,1	3D Systems Corp.	80,934	125
*	Core Molding Technologies Inc.	7,270	121
	Resources Connection Inc.	22,291	120
*	Target Hospitality Corp.	16,505	118
*	Taylor Devices Inc.	2,715	118
*	AerSale Corp.	19,557	118
*	Hyliion Holdings Corp.	83,600	110
*	Priority Technology Holdings Inc.	13,539	105
*	Hurco Cos. Inc.	5,051	95
*	Proficient Auto Logistics Inc.	13,115	95
	Greif Inc. Class B	1,357	94
	Alta Equipment Group Inc.	14,800	94
*	LightPath Technologies Inc. Class A	30,132	93
*	Forrester Research Inc.	9,338	92
	Kronos Worldwide Inc.	14,677	91
	Universal Logistics Holdings Inc.	3,546	90
*	FreightCar America Inc.	10,256	88
*	CPI Card Group Inc.	3,680	87
	EVI Industries Inc.	3,846	84
*	SoundThinking Inc.	6,113	80
*	Ranpak Holdings Corp. Class A	21,553	77
*	Gencor Industries Inc.	5,230	73
	Concrete Pumping Holdings Inc.	11,630	72
*	Research Solutions Inc.	25,126	72
*	Smith-Midland Corp.	2,056	69
*	M-Tron Industries Inc.	1,581	66
*	Resolute Holdings Management Inc.	2,074	66
*	TTEC Holdings Inc.	13,047	63
*	BGSF Inc.	9,700	62
*	Mistras Group Inc.	7,495	60
*	Acacia Research Corp.	16,538	59
	Eastern Co.	2,595	59
*	Ultralife Corp.	6,533	59
*	AirJoule Technologies Corp.	12,411	57
*,1	Palladyne AI Corp.	5,816	50
	HireQuest Inc.	4,700	47
*	Radiant Logistics Inc.	7,523	46
	Twin Disc Inc.	5,130	45
*	Commercial Vehicle Group Inc.	26,700	44
*	PAMT Corp.	2,804	36
*	Babcock & Wilcox Enterprises Inc.	35,646	34
*,1	Wrap Technologies Inc.	21,600	34
*,1	Virgin Galactic Holdings Inc.	12,272	33
*,1	AIRO Group Holdings Inc.	1,110	27
*	RF Industries Ltd.	3,910	25
*	INNOVATE Corp.	4,105	21
*	TaskUS Inc. Class A	1,012	17
*,1	374Water Inc.	53,808	17
*,1	Hydrofarm Holdings Group Inc.	2,418	9
*	Orion Energy Systems Inc.	13,570	8
			4,608,303
Real Estate (1.5%)
	American Tower Corp.	283,045	62,559
	Welltower Inc.	395,779	60,843
	Prologis Inc.	560,244	58,893

Balanced Index Fund
		Shares	Market Value• ($000)
	Equinix Inc.	59,223	47,110
	Digital Realty Trust Inc.	203,655	35,503
	Realty Income Corp.	547,175	31,523
	Simon Property Group Inc.	187,315	30,113
	Public Storage	95,538	28,033
	Crown Castle Inc.	262,596	26,976
*	CBRE Group Inc. Class A	181,124	25,379
	VICI Properties Inc. Class A	637,476	20,782
*	CoStar Group Inc.	254,542	20,465
	Extra Space Storage Inc.	127,727	18,832
	Iron Mountain Inc.	179,018	18,362
	AvalonBay Communities Inc.	85,681	17,436
	Ventas Inc.	271,997	17,177
	SBA Communications Corp.	64,577	15,165
	Equity Residential	218,836	14,769
	Invitation Homes Inc.	352,332	11,556
	Weyerhaeuser Co.	439,595	11,293
	Essex Property Trust Inc.	38,901	11,025
	Mid-America Apartment Communities Inc.	70,636	10,455
	Sun Communities Inc.	77,470	9,799
	Kimco Realty Corp.	410,861	8,636
	WP Carey Inc.	133,139	8,305
	UDR Inc.	198,556	8,107
	Regency Centers Corp.	109,245	7,782
*	Zillow Group Inc. Class C	110,309	7,727
	Alexandria Real Estate Equities Inc.	103,415	7,511
*	Jones Lang LaSalle Inc.	28,969	7,410
	Gaming & Leisure Properties Inc.	158,167	7,383
	Healthpeak Properties Inc.	421,095	7,373
	Camden Property Trust	65,089	7,335
	American Homes 4 Rent Class A	188,880	6,813
	Host Hotels & Resorts Inc.	422,679	6,492
	Lamar Advertising Co. Class A	53,470	6,489
	Omega Healthcare Investors Inc.	175,334	6,426
	Equity LifeStyle Properties Inc.	103,372	6,375
	BXP Inc.	94,420	6,371
	CubeSmart	138,667	5,893
	EastGroup Properties Inc.	31,571	5,276
	Rexford Industrial Realty Inc.	140,987	5,015
	NNN REIT Inc.	114,975	4,965
	Agree Realty Corp.	67,733	4,949
	Federal Realty Investment Trust	51,210	4,864
	Brixmor Property Group Inc.	184,054	4,793
	STAG Industrial Inc.	113,621	4,122
	Vornado Realty Trust	105,261	4,025
	First Industrial Realty Trust Inc.	82,035	3,948
	Essential Properties Realty Trust Inc.	120,496	3,845
	American Healthcare REIT Inc.	99,242	3,646
	Ryman Hospitality Properties Inc.	36,817	3,633
	CareTrust REIT Inc.	114,741	3,511
	Terreno Realty Corp.	62,579	3,509
	Healthcare Realty Trust Inc. Class A	206,230	3,271
	Kite Realty Group Trust	134,133	3,038
	Cousins Properties Inc.	98,955	2,972
	Americold Realty Trust Inc.	175,511	2,919
	Phillips Edison & Co. Inc.	77,701	2,722
	Sabra Health Care REIT Inc.	146,436	2,700
	SL Green Realty Corp.	43,308	2,681
	EPR Properties	45,911	2,675
	Macerich Co.	153,405	2,482
	Kilroy Realty Corp.	72,073	2,473
	Independence Realty Trust Inc.	137,759	2,437
	Millrose Properties Inc.	77,576	2,212
	Tanger Inc.	68,126	2,083
	Highwoods Properties Inc.	64,385	2,002
	Rayonier Inc.	90,110	1,999
*	Compass Inc. Class A	316,929	1,990
	HA Sustainable Infrastructure Capital Inc.	72,957	1,960
*	GEO Group Inc.	80,899	1,938
	COPT Defense Properties	68,410	1,887

Balanced Index Fund
		Shares	Market Value• ($000)
	National Health Investors Inc.	26,626	1,867
	Lineage Inc.	41,244	1,795
	PotlatchDeltic Corp.	46,554	1,786
*	Zillow Group Inc. Class A	24,054	1,647
	Four Corners Property Trust Inc.	60,445	1,627
*	Cushman & Wakefield plc	143,192	1,585
	Apple Hospitality REIT Inc.	130,804	1,526
	Broadstone Net Lease Inc.	93,645	1,503
	Urban Edge Properties	77,411	1,444
	LXP Industrial Trust	171,078	1,413
	Acadia Realty Trust	74,802	1,389
	Douglas Emmett Inc.	91,606	1,378
	Outfront Media Inc.	83,750	1,367
	National Storage Affiliates Trust	42,318	1,354
	Curbline Properties Corp.	58,807	1,343
*	Howard Hughes Holdings Inc.	18,144	1,225
[1]	Medical Properties Trust Inc.	283,971	1,224
	InvenTrust Properties Corp.	43,823	1,201
	St. Joe Co.	24,927	1,189
	Newmark Group Inc. Class A	94,246	1,145
	DigitalBridge Group Inc.	106,501	1,102
	Sunstone Hotel Investors Inc.	122,728	1,065
	Park Hotels & Resorts Inc.	103,734	1,061
	LTC Properties Inc.	28,959	1,002
	Innovative Industrial Properties Inc.	17,780	982
	Global Net Lease Inc.	127,197	960
	DiamondRock Hospitality Co.	117,653	901
	NETSTREIT Corp.	51,369	870
*	Redfin Corp.	77,098	863
	Getty Realty Corp.	30,510	843
	Elme Communities	52,814	840
	Xenia Hotels & Resorts Inc.	62,215	782
	Alexander & Baldwin Inc.	43,062	768
	UMH Properties Inc.	44,503	747
	Sila Realty Trust Inc.	31,370	743
	Apartment Investment & Management Co. Class A	85,801	742
	Pebblebrook Hotel Trust	72,856	728
	JBG SMITH Properties	40,946	708
	Empire State Realty Trust Inc. Class A	84,242	682
*	Paramount Group Inc.	109,537	668
	RLJ Lodging Trust	89,334	650
	Centerspace	10,400	626
*	Uniti Group Inc.	142,515	616
	Piedmont Realty Trust Inc.	79,829	582
*	Hudson Pacific Properties Inc.	206,159	565
	Easterly Government Properties Inc. Class A	25,217	560
	American Assets Trust Inc.	28,063	554
	Smartstop Self Storage REIT Inc.	15,081	546
	Veris Residential Inc.	32,740	487
	Diversified Healthcare Trust	135,185	484
	Marcus & Millichap Inc.	15,657	481
	NexPoint Residential Trust Inc.	14,338	478
	Brandywine Realty Trust	109,789	471
	Kennedy-Wilson Holdings Inc.	60,126	409
	Gladstone Commercial Corp.	28,553	409
	eXp World Holdings Inc.	44,520	405
	Plymouth Industrial REIT Inc.	25,118	403
	Whitestone REIT	28,407	355
	Armada Hoffler Properties Inc.	48,374	332
*	NET Lease Office Properties	9,912	323
	Summit Hotel Properties Inc.	63,207	322
	Peakstone Realty Trust	23,900	316
	Community Healthcare Trust Inc.	18,947	315
	Saul Centers Inc.	8,462	289
	SITE Centers Corp.	25,027	283
	CBL & Associates Properties Inc.	10,853	276
	Bridge Investment Group Holdings Inc. Class A	27,276	273
	CTO Realty Growth Inc.	15,777	272
	Universal Health Realty Income Trust	6,652	266
	Service Properties Trust	109,016	261

Balanced Index Fund
		Shares	Market Value• ($000)
*	Anywhere Real Estate Inc.	69,700	252
*	Tejon Ranch Co.	14,680	249
	Alexander's Inc.	1,097	247
	Global Medical REIT Inc.	34,528	239
*	Ashford Hospitality Trust Inc.	37,509	226
	One Liberty Properties Inc.	9,388	224
	Gladstone Land Corp.	21,191	216
*	Sotherly Hotels Inc.	225,611	215
*,1	Opendoor Technologies Inc.	392,101	209
*	Forestar Group Inc.	10,316	206
	Farmland Partners Inc.	17,689	204
	Chatham Lodging Trust	27,755	193
	Postal Realty Trust Inc. Class A	12,803	189
*	FRP Holdings Inc.	6,856	184
	RMR Group Inc. Class A	10,425	170
	Industrial Logistics Properties Trust	29,643	135
	City Office REIT Inc.	23,669	126
*	Douglas Elliman Inc.	53,336	124
*	Maui Land & Pineapple Co. Inc.	6,499	118
	Alpine Income Property Trust Inc.	7,700	113
	FrontView REIT Inc.	9,289	111
	Modiv Industrial Inc. Class C	7,600	107
	Braemar Hotels & Resorts Inc.	41,700	102
*	Seritage Growth Properties Class A	31,500	97
	Orion Properties Inc.	42,982	92
	BRT Apartments Corp.	5,582	87
*	Seaport Entertainment Group Inc.	4,483	84
	Franklin Street Properties Corp.	50,715	83
*	Stratus Properties Inc.	3,856	73
*	RE/MAX Holdings Inc. Class A	7,682	63
	Global Self Storage Inc.	10,820	58
*	AMREP Corp.	2,786	58
*	Rafael Holdings Inc. Class B	27,897	48
	Bluerock Homes Trust Inc.	2,589	32
*	Offerpad Solutions Inc.	10,420	9
*,2	Spirit MTA REIT	44,200	4
*,2	Equity Commonwealth	61,932	—
			896,639
Technology (22.1%)
	Microsoft Corp.	4,493,245	2,234,985
	NVIDIA Corp.	14,013,283	2,213,959
	Apple Inc.	9,029,542	1,852,591
	Meta Platforms Inc. Class A	1,312,459	968,713
	Broadcom Inc.	2,842,570	783,554
	Alphabet Inc. Class A	3,523,145	620,884
	Alphabet Inc. Class C	2,800,263	496,739
	Oracle Corp.	1,017,099	222,368
*	Palantir Technologies Inc. Class A	1,299,659	177,170
	International Business Machines Corp.	561,912	165,640
	Salesforce Inc.	548,812	149,656
*	Advanced Micro Devices Inc.	979,998	139,062
*	ServiceNow Inc.	125,077	128,589
	Intuit Inc.	160,161	126,148
	Texas Instruments Inc.	549,090	114,002
	QUALCOMM Inc.	663,276	105,633
*	Adobe Inc.	257,418	99,590
	Applied Materials Inc.	484,724	88,738
	Micron Technology Inc.	675,368	83,239
*	Palo Alto Networks Inc.	402,752	82,419
	Lam Research Corp.	773,494	75,292
*	Crowdstrike Holdings Inc. Class A	142,906	72,783
	Amphenol Corp. Class A	730,820	72,168
	KLA Corp.	79,982	71,643
	Analog Devices Inc.	300,223	71,459
*	MicroStrategy Inc. Class A	153,700	62,130
	Intel Corp.	2,377,248	53,250
*	AppLovin Corp. Class A	149,063	52,184
*	Cadence Design Systems Inc.	165,118	50,881
*	DoorDash Inc. Class A	205,371	50,626

Balanced Index Fund
		Shares	Market Value• ($000)
*	Synopsys Inc.	93,884	48,132
*	Fortinet Inc.	393,527	41,604
*	Snowflake Inc. Class A	181,932	40,711
	Marvell Technology Inc.	523,465	40,516
*	Autodesk Inc.	129,083	39,960
	Roper Technologies Inc.	64,881	36,777
*	Cloudflare Inc. Class A	178,760	35,007
*	Workday Inc. Class A	130,722	31,373
	TE Connectivity plc	179,888	30,342
	Vertiv Holdings Co. Class A	230,143	29,553
*	Datadog Inc. Class A	183,534	24,654
	Corning Inc.	465,441	24,478
	Cognizant Technology Solutions Corp. Class A	298,448	23,288
	Microchip Technology Inc.	325,810	22,927
	Dell Technologies Inc. Class C	176,943	21,693
*	Atlassian Corp. Class A	100,115	20,332
	Monolithic Power Systems Inc.	27,483	20,101
*	Zscaler Inc.	60,863	19,107
*	ANSYS Inc.	52,919	18,586
	Seagate Technology Holdings plc	127,780	18,442
*	Gartner Inc.	44,001	17,786
*	HubSpot Inc.	30,449	16,949
	Hewlett Packard Enterprise Co.	799,654	16,353
*	Tyler Technologies Inc.	26,078	15,460
*	GoDaddy Inc. Class A	85,792	15,448
*	Super Micro Computer Inc.	306,617	15,027
	CDW Corp.	78,970	14,103
	HP Inc.	565,674	13,836
	VeriSign Inc.	47,830	13,813
	Western Digital Corp.	211,784	13,552
	Jabil Inc.	61,347	13,380
*	ON Semiconductor Corp.	252,347	13,226
	NetApp Inc.	122,861	13,091
*	Toast Inc. Class A	285,156	12,630
*	PTC Inc.	71,680	12,353
*	Pinterest Inc. Class A	342,654	12,288
	Leidos Holdings Inc.	77,547	12,234
*	Guidewire Software Inc.	50,717	11,941
*	Nutanix Inc. Class A	152,535	11,660
*	Zoom Communications Inc.	140,992	10,995
*	Pure Storage Inc. Class A	188,325	10,844
*	Reddit Inc. Class A	70,542	10,622
	SS&C Technologies Holdings Inc.	127,272	10,538
*	Twilio Inc. Class A	83,511	10,385
*	F5 Inc.	34,944	10,285
*	Okta Inc.	101,306	10,128
	Gen Digital Inc.	340,437	10,009
*	Dynatrace Inc.	180,260	9,952
*	MongoDB Inc.	46,944	9,858
*	Docusign Inc.	122,328	9,528
	Teradyne Inc.	97,751	8,790
*	Coherent Corp.	93,690	8,358
*	Credo Technology Group Holding Ltd.	88,337	8,179
	Entegris Inc.	91,040	7,342
*	Astera Labs Inc.	80,138	7,246
*	Manhattan Associates Inc.	36,576	7,223
	Paycom Software Inc.	31,108	7,198
*	Akamai Technologies Inc.	87,358	6,968
	Skyworks Solutions Inc.	89,970	6,705
*	Samsara Inc. Class A	163,165	6,491
*	CACI International Inc. Class A	13,483	6,427
*	Rubrik Inc. Class A	71,398	6,397
*	Fabrinet	21,588	6,362
	TD SYNNEX Corp.	44,435	6,030
*	Kyndryl Holdings Inc.	139,276	5,844
*	EPAM Systems Inc.	32,283	5,708
*	Snap Inc. Class A	637,820	5,543
*	IonQ Inc.	128,026	5,501
*	MACOM Technology Solutions Holdings Inc.	38,042	5,451
*	Maplebear Inc.	118,002	5,338

Balanced Index Fund
		Shares	Market Value• ($000)
*	Dayforce Inc.	91,756	5,082
*	Qorvo Inc.	55,917	4,748
*	Procore Technologies Inc.	68,791	4,707
*	Commvault Systems Inc.	26,860	4,683
	Bentley Systems Inc. Class B	86,598	4,674
*	Unity Software Inc.	188,645	4,565
*	Elastic NV	54,047	4,558
	Match Group Inc.	146,155	4,515
*	Rambus Inc.	65,564	4,197
*	Lattice Semiconductor Corp.	84,351	4,132
	Universal Display Corp.	26,152	4,039
*	Arrow Electronics Inc.	31,358	3,996
*	Confluent Inc. Class A	159,470	3,976
	KBR Inc.	76,252	3,656
*	Sandisk Corp.	79,856	3,621
*	Gitlab Inc. Class A	78,942	3,561
*	SentinelOne Inc. Class A	193,283	3,533
*	Dropbox Inc. Class A	120,999	3,461
*,1	CoreWeave Inc. Class A	20,964	3,418
*	Varonis Systems Inc.	65,614	3,330
*	Q2 Holdings Inc.	35,123	3,287
	Science Applications International Corp.	29,033	3,269
*	CCC Intelligent Solutions Holdings Inc.	340,171	3,201
*	Qualys Inc.	22,366	3,195
*	Cirrus Logic Inc.	30,489	3,179
*	SPS Commerce Inc.	23,030	3,134
	Pegasystems Inc.	57,624	3,119
	Advanced Energy Industries Inc.	23,505	3,114
*	Sanmina Corp.	31,570	3,088
*	Onto Innovation Inc.	30,259	3,054
*	Life360 Inc.	46,557	3,038
*	UiPath Inc. Class A	233,066	2,983
*	Appfolio Inc. Class A	12,721	2,929
*	Novanta Inc.	22,117	2,852
	Avnet Inc.	52,838	2,805
*	Box Inc. Class A	81,952	2,800
	Dolby Laboratories Inc. Class A	36,847	2,736
*	Silicon Laboratories Inc.	18,479	2,723
*	Core Scientific Inc.	158,473	2,705
*	Insight Enterprises Inc.	19,542	2,698
*	SiTime Corp.	12,337	2,629
*	Allegro MicroSystems Inc.	73,057	2,498
*	Tenable Holdings Inc.	73,471	2,482
*,1	D-Wave Quantum Inc.	166,470	2,437
*	TTM Technologies Inc.	59,292	2,420
*	JFrog Ltd.	54,835	2,406
*,1	SoundHound AI Inc. Class A	221,675	2,379
*	Parsons Corp.	33,112	2,376
*	Semtech Corp.	51,533	2,326
*	Plexus Corp.	16,732	2,264
*	Freshworks Inc. Class A	140,089	2,089
*	Workiva Inc. Class A	30,219	2,068
	Power Integrations Inc.	35,412	1,980
*	Zeta Global Holdings Corp. Class A	126,794	1,964
*	Klaviyo Inc. Class A	58,484	1,964
*	Magnite Inc.	81,338	1,962
*	BlackLine Inc.	34,589	1,958
	Dun & Bradstreet Holdings Inc.	207,454	1,886
*,1	Rigetti Computing Inc.	158,191	1,876
	Concentrix Corp.	34,166	1,806
*	ZoomInfo Technologies Inc. Class A	177,596	1,797
*	Agilysys Inc.	15,507	1,778
*	Impinj Inc.	15,863	1,762
*	AvePoint Inc.	90,469	1,747
*,1	Cleanspark Inc.	158,052	1,743
*	Cargurus Inc. Class A	51,568	1,726
*	Intapp Inc.	33,092	1,708
*	DXC Technology Co.	110,259	1,686
*	nCino Inc.	60,218	1,684
	Progress Software Corp.	26,244	1,675

Balanced Index Fund
		Shares	Market Value• ($000)
*	C3.ai Inc. Class A	67,788	1,666
	Clear Secure Inc. Class A	58,769	1,631
*	Alarm.com Holdings Inc.	28,808	1,630
*	FormFactor Inc.	47,360	1,630
*	Informatica Inc. Class A	65,507	1,595
*	PAR Technology Corp.	22,889	1,588
*	IAC Inc.	42,521	1,588
*	Ambarella Inc.	23,727	1,568
*	Vertex Inc. Class A	41,439	1,464
*	Diodes Inc.	27,665	1,463
*	Blackbaud Inc.	22,272	1,430
*,1	Quantum Computing Inc.	72,867	1,397
*	Axcelis Technologies Inc.	19,984	1,393
*	RingCentral Inc. Class A	47,540	1,348
*	Synaptics Inc.	20,779	1,347
*	Alkami Technology Inc.	43,829	1,321
*	Yelp Inc. Class A	38,426	1,317
*	DoubleVerify Holdings Inc.	86,745	1,299
*	Braze Inc. Class A	45,737	1,285
*	LiveRamp Holdings Inc.	37,462	1,238
	Amkor Technology Inc.	58,998	1,238
*	Five9 Inc.	45,692	1,210
	Vishay Intertechnology Inc.	75,188	1,194
*	ePlus Inc.	16,530	1,192
*	DigitalOcean Holdings Inc.	41,689	1,191
*,1	BigBear.ai Holdings Inc.	171,206	1,162
*	Onestream Inc. Class A	40,646	1,150
*	Teradata Corp.	51,249	1,143
	CSG Systems International Inc.	16,632	1,086
*,1	Applied Digital Corp.	106,107	1,069
*,1	Trump Media & Technology Group Corp.	59,236	1,069
*	NetScout Systems Inc.	42,491	1,054
*	IPG Photonics Corp.	14,569	1,000
*	Hut 8 Corp.	51,802	964
*	NCR Voyix Corp.	79,101	928
*	Xometry Inc. Class A	27,395	926
	Adeia Inc.	63,646	900
*	Terawulf Inc.	203,947	893
*	Diebold Nixdorf Inc.	15,972	885
*	Innodata Inc.	17,104	876
	A10 Networks Inc.	43,114	834
*	PagerDuty Inc.	52,784	807
	Benchmark Electronics Inc.	20,539	798
*	Rogers Corp.	11,580	793
	CTS Corp.	18,505	789
*	Photronics Inc.	41,747	786
*	Ziff Davis Inc.	25,928	785
*	ACM Research Inc. Class A	30,145	781
*	SailPoint Inc.	33,987	777
*	Appian Corp. Class A	25,655	766
*	Rapid7 Inc.	33,115	766
*	Schrodinger Inc.	37,323	751
*	Verint Systems Inc.	37,743	742
*	Cipher Mining Inc.	151,805	726
*	Veeco Instruments Inc.	35,042	712
*	Asana Inc. Class A	52,246	705
*	Ouster Inc.	27,371	664
*	MaxLinear Inc. Class A	45,564	647
*	NextNav Inc.	42,111	640
*	Sprout Social Inc. Class A	30,332	634
*	nLight Inc.	32,121	632
*	Olo Inc. Class A	70,610	628
*	Amplitude Inc. Class A	50,190	622
*	Penguin Solutions Inc.	30,223	599
*	Grindr Inc.	25,706	584
*	Ultra Clean Holdings Inc.	25,486	575
*	Yext Inc.	67,569	574
*	Fastly Inc. Class A	79,756	563
*	Sprinklr Inc. Class A	63,729	539
*	Couchbase Inc.	21,711	529

Balanced Index Fund
		Shares	Market Value• ($000)
*	Cohu Inc.	27,302	525
*,1	Navitas Semiconductor Corp. Class A	79,200	519
*	ServiceTitan Inc. Class A	4,696	503
*	E2open Parent Holdings Inc.	153,217	495
*,1	Rumble Inc.	54,595	490
*	PDF Solutions Inc.	22,859	489
*	Jamf Holding Corp.	49,955	475
*	Grid Dynamics Holdings Inc.	39,107	452
*	Groupon Inc.	13,144	440
*	ScanSource Inc.	10,321	432
*	Blend Labs Inc. Class A	130,700	431
*	Ibotta Inc. Class A	11,294	413
*	Ichor Holdings Ltd.	20,918	411
*	Angi Inc. Class A	26,832	409
	Hackett Group Inc.	15,802	402
*	PROS Holdings Inc.	25,387	398
*	Daktronics Inc.	25,715	389
*	EverQuote Inc. Class A	15,668	379
	OneSpan Inc.	22,719	379
	PC Connection Inc.	5,608	369
*	Alpha & Omega Semiconductor Ltd.	13,911	357
*	Aeva Technologies Inc.	9,447	357
	Xerox Holdings Corp.	66,559	351
*	Digital Turbine Inc.	59,344	350
*	Vimeo Inc.	85,713	346
*,1	indie Semiconductor Inc. Class A	96,702	344
	Red Violet Inc.	6,626	326
*	Weave Communications Inc.	37,966	316
*	Kimball Electronics Inc.	16,381	315
*	Domo Inc. Class B	21,491	300
*	N-able Inc.	36,701	297
*	PubMatic Inc. Class A	23,701	295
*	CEVA Inc.	13,214	290
*	Inuvo Inc.	62,896	289
*	Meridianlink Inc.	17,063	277
*	SEMrush Holdings Inc. Class A	30,443	276
	Climb Global Solutions Inc.	2,562	274
	Shutterstock Inc.	13,995	265
*	Mitek Systems Inc.	26,629	264
*	Consensus Cloud Solutions Inc.	11,103	256
*,1	Aehr Test Systems	19,324	250
*	Bandwidth Inc. Class A	15,236	242
*	SkyWater Technology Inc.	24,420	240
*	NerdWallet Inc. Class A	20,606	226
*,1	Serve Robotics Inc.	19,569	224
*	MediaAlpha Inc. Class A	19,925	218
*	Cerence Inc.	21,274	217
*	Nextdoor Holdings Inc.	127,537	212
*	BigCommerce Holdings Inc.	42,020	210
	NVE Corp.	2,507	185
	Simulations Plus Inc.	10,335	180
*	Unisys Corp.	34,118	155
*	Digimarc Corp.	11,500	152
	Methode Electronics Inc.	15,661	149
*,1	MicroVision Inc.	128,598	147
*	Arteris Inc.	15,000	143
*	Asure Software Inc.	13,700	134
*	CoreCard Corp.	4,500	130
*	Backblaze Inc. Class A	23,692	130
*	SmartRent Inc. Class A	126,100	125
*	Kaltura Inc.	61,000	123
*	Viant Technology Inc. Class A	9,217	122
*	Telos Corp.	38,079	121
*,1	Getty Images Holdings Inc.	73,000	121
	Immersion Corp.	14,956	118
*	TechTarget Inc.	14,363	112
[1]	ReposiTrak Inc.	5,533	109
*	Rimini Street Inc.	27,624	104
*	eGain Corp.	16,436	103
*	Kopin Corp.	64,443	99

Balanced Index Fund
		Shares	Market Value• ($000)
*	ON24 Inc.	16,973	92
*	Definitive Healthcare Corp. Class A	23,692	92
*	Eventbrite Inc. Class A	34,474	91
*,1	Atomera Inc.	16,254	82
*	Bumble Inc. Class A	11,964	79
*,1	KULR Technology Group Inc.	10,016	71
*	TrueCar Inc.	36,324	69
*	Expensify Inc. Class A	26,560	69
*	AXT Inc.	32,600	68
	Richardson Electronics Ltd.	7,000	68
*	1stdibs.com Inc.	23,800	65
*	Synchronoss Technologies Inc.	8,956	61
*	Vivid Seats Inc. Class A	35,269	60
*	AudioEye Inc.	4,937	58
*	Everspin Technologies Inc.	8,413	53
*	Rackspace Technology Inc.	41,198	53
*,1	LivePerson Inc.	49,636	50
	CSP Inc.	3,721	48
*	inTEST Corp.	6,257	46
*	Upland Software Inc.	21,208	41
*,1	Rekor Systems Inc.	34,766	40
*	BuzzFeed Inc. Class A	19,525	39
*,1	FiscalNote Holdings Inc.	63,400	34
*	GSI Technology Inc.	9,342	31
*	WM Technology Inc.	33,917	30
*	AstroNova Inc.	2,465	29
*	VirnetX Holding Corp.	2,607	28
*,1	QuickLogic Corp.	4,076	25
*,1	Veritone Inc.	18,414	23
*,1	Wolfspeed Inc.	58,503	23
*	TransAct Technologies Inc.	5,458	20
*	Phunware Inc.	4,864	15
*	comScore Inc.	2,920	14
*	Beachbody Co. Inc.	1,936	8
			12,880,987
Telecommunications (1.3%)
	Cisco Systems Inc.	2,153,024	149,377
	AT&T Inc.	4,351,711	125,938
	Verizon Communications Inc.	2,294,574	99,286
	Comcast Corp. Class A	2,252,768	80,401
	T-Mobile US Inc.	275,029	65,528
*	Arista Networks Inc.	607,582	62,162
	Motorola Solutions Inc.	100,769	42,369
*	Charter Communications Inc. Class A	55,223	22,576
	Juniper Networks Inc.	200,233	7,995
*	Liberty Broadband Corp. Class C	74,618	7,341
*	Ciena Corp.	86,347	7,023
*	Roku Inc.	79,029	6,946
*	Frontier Communications Parent Inc.	149,643	5,447
*,1	AST SpaceMobile Inc. Class A	108,940	5,091
*	Lumentum Holdings Inc.	40,067	3,809
	InterDigital Inc.	15,586	3,495
*	Lumen Technologies Inc.	560,941	2,457
*	EchoStar Corp. Class A	81,241	2,250
*	Calix Inc.	37,005	1,968
	Telephone & Data Systems Inc.	51,141	1,820
	Iridium Communications Inc.	55,709	1,681
*	Extreme Networks Inc.	80,504	1,445
*	Viavi Solutions Inc.	134,867	1,358
	Cogent Communications Holdings Inc.	27,000	1,302
*	CommScope Holding Co. Inc.	124,478	1,031
*	Viasat Inc.	69,807	1,019
	IDT Corp. Class B	12,243	836
*	fuboTV Inc.	202,554	782
*	Globalstar Inc.	32,496	765
*	Digi International Inc.	21,457	748
*	Liberty Broadband Corp. Class A	7,603	744
*	Harmonic Inc.	73,673	698
*	Applied Optoelectronics Inc.	26,771	688

Balanced Index Fund
		Shares	Market Value• ($000)
*	Gogo Inc.	36,772	540
*	United States Cellular Corp.	6,871	439
*	NETGEAR Inc.	14,998	436
	Shenandoah Telecommunications Co.	31,810	434
	Cable One Inc.	2,861	388
*	ADTRAN Holdings Inc.	43,100	387
*	Powerfleet Inc.	70,706	305
*	Altice USA Inc. Class A	136,545	292
*,1	Inseego Corp.	35,459	292
*	Clearfield Inc.	6,525	283
*	Xperi Inc.	27,800	220
*	Ribbon Communications Inc.	53,300	214
*	Anterix Inc.	8,305	213
	Spok Holdings Inc.	10,835	191
*	Aviat Networks Inc.	7,168	172
*	Ooma Inc.	13,024	168
*	8x8 Inc.	81,172	159
*	WideOpenWest Inc.	35,637	145
	ATN International Inc.	8,375	136
*	BK Technologies Corp.	2,710	128
*,1	Lightwave Logic Inc.	60,446	75
*	KVH Industries Inc.	9,132	49
*	Genasys Inc.	27,790	48
*	Comtech Telecommunications Corp.	17,549	43
*	Lantronix Inc.	14,911	43
*	Airgain Inc.	8,585	36
*,2	GCI Liberty Inc.	78,532	—
			722,212
Utilities (1.7%)
	NextEra Energy Inc.	1,245,074	86,433
	Constellation Energy Corp.	190,695	61,549
	Southern Co.	666,437	61,199
	Waste Management Inc.	243,611	55,743
	Duke Energy Corp.	470,309	55,496
	Vistra Corp.	205,742	39,875
	American Electric Power Co. Inc.	323,117	33,527
	Republic Services Inc.	122,777	30,278
	Sempra	393,637	29,826
	Waste Connections Inc.	156,188	29,163
	Dominion Energy Inc.	515,836	29,155
	Exelon Corp.	609,757	26,476
	Public Service Enterprise Group Inc.	301,213	25,356
	Xcel Energy Inc.	349,550	23,804
	Consolidated Edison Inc.	219,023	21,979
	Entergy Corp.	260,650	21,665
	WEC Energy Group Inc.	192,338	20,042
	NRG Energy Inc.	118,468	19,024
	PG&E Corp.	1,290,815	17,994
	American Water Works Co. Inc.	117,768	16,383
	Ameren Corp.	166,681	16,008
	DTE Energy Co.	111,924	14,825
	Atmos Energy Corp.	95,951	14,787
	CenterPoint Energy Inc.	393,241	14,448
	PPL Corp.	425,461	14,419
	Eversource Energy	222,553	14,159
	FirstEnergy Corp.	332,945	13,404
	CMS Energy Corp.	179,790	12,456
	Edison International	231,069	11,923
	NiSource Inc.	284,386	11,472
	Evergy Inc.	138,294	9,533
	Alliant Energy Corp.	154,918	9,368
*	Talen Energy Corp.	27,739	8,066
*	Clean Harbors Inc.	29,094	6,726
	Pinnacle West Capital Corp.	71,579	6,404
	Essential Utilities Inc.	168,001	6,240
	OGE Energy Corp.	121,368	5,386
	UGI Corp.	131,816	4,801
	National Fuel Gas Co.	54,080	4,581
	AES Corp.	426,130	4,483

Balanced Index Fund
		Shares	Market Value• ($000)
*	Casella Waste Systems Inc. Class A	37,057	4,276
*,1	Oklo Inc. Class A	71,053	3,978
	IDACORP Inc.	32,704	3,776
	Ormat Technologies Inc.	35,268	2,954
*,1	NuScale Power Corp.	73,041	2,889
	Southwest Gas Holdings Inc.	38,149	2,838
	TXNM Energy Inc.	50,190	2,827
	New Jersey Resources Corp.	60,868	2,728
	Portland General Electric Co.	66,171	2,688
	ONE Gas Inc.	36,985	2,658
	Spire Inc.	34,766	2,538
	Black Hills Corp.	43,549	2,443
	ALLETE Inc.	32,488	2,081
	MDU Resources Group Inc.	123,610	2,061
	Northwestern Energy Group Inc.	38,555	1,978
	Avista Corp.	49,342	1,872
	MGE Energy Inc.	21,147	1,870
	American States Water Co.	23,590	1,808
	Chesapeake Utilities Corp.	14,312	1,721
	California Water Service Group	37,324	1,697
	Clearway Energy Inc. Class A	38,729	1,172
*	Hawaiian Electric Industries Inc.	106,259	1,129
*	Sunrun Inc.	134,318	1,099
	Northwest Natural Holding Co.	25,775	1,024
	Clearway Energy Inc. Class C	31,889	1,020
	H2O America	18,327	952
*,1	NANO Nuclear Energy Inc.	19,082	658
	Middlesex Water Co.	11,771	638
	Unitil Corp.	9,983	521
	Aris Water Solutions Inc. Class A	17,685	418
*	Enviri Corp.	47,240	410
	Excelerate Energy Inc. Class A	13,156	386
	Genie Energy Ltd. Class B	13,020	350
	Consolidated Water Co. Ltd.	7,097	213
	Artesian Resources Corp. Class A	6,216	209
	York Water Co.	6,531	206
*	ALT5 Sigma Corp.	19,503	141
*	Pure Cycle Corp.	12,111	130
	RGC Resources Inc.	5,719	128
*	Perma-Fix Environmental Services Inc.	10,678	112
*	Arq Inc.	17,280	93
*	Cadiz Inc.	31,280	93
*,1	Net Power Inc.	21,689	54
			971,293
Total Common Stocks (Cost $6,662,302)			35,927,692
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares (Cost $138)	47,692	—
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*,2	Sanofi Aatd Inc. CVR	26,986	18
*,2	Enliven Therapeutics Inc. CVR	11,325	10
*,2	Spectrum Pharmaceuticals Inc. CVR	118,300	10
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*,2	Adamas Pharmaceuticals Inc. CVR	29,800	2
*,2	Gyre Therapeutics Inc. CVR	23,975	2
*,2	Coherus BioSciences Inc. CVR	24,474	2
*,2	Chinook Therapeutics Inc. CVR	6,844	1
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*,2	Ambit Biosciences Corp. CVR	1,900	—
*,2	F-star Therapeutics Inc. CVR	5,459	—
*,2	Pineapple Energy Inc. CVR	463	—
*,1,2	Carisma Therapeutics Inc. CVR	128,046	—
*,2	Dianthus Therapeutics Inc. CVR	4,251	—
Total Rights (Cost $176)			92
Warrants (0.0%)
*	M-Tron Industries Inc. Exp. 3/11/28 (Cost $—)	1,581	2

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (25.8%)
U.S. Government Securities (18.1%)
	United States Treasury Note/Bond	4.500%	7/15/26	19,608	19,710
	United States Treasury Note/Bond	0.625%	7/31/26	50,979	49,177
	United States Treasury Note/Bond	1.875%	7/31/26	15,760	15,410
	United States Treasury Note/Bond	4.375%	7/31/26	35,270	35,411
	United States Treasury Note/Bond	1.500%	8/15/26	51,245	49,859
	United States Treasury Note/Bond	4.375%	8/15/26	35,727	35,879
	United States Treasury Note/Bond	0.750%	8/31/26	21,498	20,717
	United States Treasury Note/Bond	1.375%	8/31/26	799	776
	United States Treasury Note/Bond	3.750%	8/31/26	25,873	25,810
	United States Treasury Note/Bond	4.625%	9/15/26	9,685	9,764
	United States Treasury Note/Bond	0.875%	9/30/26	64,685	62,305
	United States Treasury Note/Bond	1.625%	9/30/26	15,141	14,723
	United States Treasury Note/Bond	3.500%	9/30/26	69,623	69,267
	United States Treasury Note/Bond	4.625%	10/15/26	45,188	45,592
	United States Treasury Note/Bond	1.125%	10/31/26	48,559	46,825
	United States Treasury Note/Bond	1.625%	10/31/26	20,445	19,848
	United States Treasury Note/Bond	4.125%	10/31/26	59,690	59,858
	United States Treasury Note/Bond	2.000%	11/15/26	43,345	42,261
	United States Treasury Note/Bond	4.625%	11/15/26	49,219	49,698
	United States Treasury Note/Bond	6.500%	11/15/26	910	943
	United States Treasury Note/Bond	1.250%	11/30/26	49,956	48,170
	United States Treasury Note/Bond	1.625%	11/30/26	25,526	24,748
	United States Treasury Note/Bond	4.250%	11/30/26	48,509	48,761
	United States Treasury Note/Bond	4.375%	12/15/26	52,791	53,185
	United States Treasury Note/Bond	1.250%	12/31/26	48,345	46,538
	United States Treasury Note/Bond	1.750%	12/31/26	19,066	18,490
	United States Treasury Note/Bond	4.250%	12/31/26	69,696	70,107
	United States Treasury Note/Bond	4.000%	1/15/27	44,102	44,207
	United States Treasury Note/Bond	1.500%	1/31/27	62,209	60,005
	United States Treasury Note/Bond	4.125%	1/31/27	53,540	53,789
	United States Treasury Note/Bond	2.250%	2/15/27	26,207	25,566
	United States Treasury Note/Bond	4.125%	2/15/27	43,620	43,828
	United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,796
	United States Treasury Note/Bond	1.875%	2/28/27	50,678	49,116
	United States Treasury Note/Bond	4.125%	2/28/27	65,896	66,246
	United States Treasury Note/Bond	4.250%	3/15/27	51,473	51,863
	United States Treasury Note/Bond	3.875%	3/31/27	50,496	50,581
	United States Treasury Note/Bond	4.500%	4/15/27	35,761	36,205
	United States Treasury Note/Bond	0.500%	4/30/27	22,163	20,897
	United States Treasury Note/Bond	2.750%	4/30/27	40,528	39,806
[3]	United States Treasury Note/Bond	3.750%	4/30/27	176,822	176,808
	United States Treasury Note/Bond	2.375%	5/15/27	47,762	46,577
	United States Treasury Note/Bond	4.500%	5/15/27	50,543	51,210
	United States Treasury Note/Bond	0.500%	5/31/27	27,015	25,412
	United States Treasury Note/Bond	2.625%	5/31/27	39,701	38,881
	United States Treasury Note/Bond	3.875%	5/31/27	40,521	40,618
	United States Treasury Note/Bond	4.625%	6/15/27	26,845	27,290
	United States Treasury Note/Bond	0.500%	6/30/27	30,694	28,800
	United States Treasury Note/Bond	3.250%	6/30/27	19,640	19,462
	United States Treasury Note/Bond	3.750%	6/30/27	40,458	40,483
	United States Treasury Note/Bond	4.375%	7/15/27	28,901	29,260
	United States Treasury Note/Bond	0.375%	7/31/27	52,975	49,434
	United States Treasury Note/Bond	2.750%	7/31/27	34,254	33,585
	United States Treasury Note/Bond	2.250%	8/15/27	34,635	33,595
	United States Treasury Note/Bond	3.750%	8/15/27	30,301	30,314
	United States Treasury Note/Bond	0.500%	8/31/27	31,645	29,542
	United States Treasury Note/Bond	3.125%	8/31/27	30,264	29,890
	United States Treasury Note/Bond	3.375%	9/15/27	41,329	41,045
	United States Treasury Note/Bond	0.375%	9/30/27	45,460	42,210
	United States Treasury Note/Bond	4.125%	9/30/27	25,600	25,831
	United States Treasury Note/Bond	3.875%	10/15/27	45,154	45,309
	United States Treasury Note/Bond	0.500%	10/31/27	46,885	43,544
	United States Treasury Note/Bond	4.125%	10/31/27	33,084	33,385
	United States Treasury Note/Bond	2.250%	11/15/27	49,833	48,186
	United States Treasury Note/Bond	4.125%	11/15/27	59,493	60,046
	United States Treasury Note/Bond	6.125%	11/15/27	775	816
	United States Treasury Note/Bond	0.625%	11/30/27	51,305	47,692

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.875%	11/30/27	36,467	36,605
United States Treasury Note/Bond	4.000%	12/15/27	24,550	24,724
United States Treasury Note/Bond	0.625%	12/31/27	63,695	59,047
United States Treasury Note/Bond	3.875%	12/31/27	13,578	13,635
United States Treasury Note/Bond	4.250%	1/15/28	45,106	45,693
United States Treasury Note/Bond	0.750%	1/31/28	61,625	57,167
United States Treasury Note/Bond	3.500%	1/31/28	18,603	18,509
United States Treasury Note/Bond	2.750%	2/15/28	34,988	34,153
United States Treasury Note/Bond	4.250%	2/15/28	37,058	37,560
United States Treasury Note/Bond	1.125%	2/29/28	52,457	49,049
United States Treasury Note/Bond	4.000%	2/29/28	14,313	14,420
United States Treasury Note/Bond	3.875%	3/15/28	56,354	56,625
United States Treasury Note/Bond	1.250%	3/31/28	48,906	45,794
United States Treasury Note/Bond	3.625%	3/31/28	21,668	21,630
United States Treasury Note/Bond	3.750%	4/15/28	37,011	37,062
United States Treasury Note/Bond	1.250%	4/30/28	61,886	57,842
United States Treasury Note/Bond	3.500%	4/30/28	20,226	20,116
United States Treasury Note/Bond	2.875%	5/15/28	30,665	29,980
United States Treasury Note/Bond	3.750%	5/15/28	78,223	78,348
United States Treasury Note/Bond	1.250%	5/31/28	63,460	59,201
United States Treasury Note/Bond	3.625%	5/31/28	29,100	29,037
United States Treasury Note/Bond	3.875%	6/15/28	91,256	91,741
United States Treasury Note/Bond	1.250%	6/30/28	60,679	56,488
United States Treasury Note/Bond	4.000%	6/30/28	33,016	33,297
United States Treasury Note/Bond	1.000%	7/31/28	65,339	60,234
United States Treasury Note/Bond	4.125%	7/31/28	22,554	22,827
United States Treasury Note/Bond	2.875%	8/15/28	46,840	45,684
United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,150
United States Treasury Note/Bond	1.125%	8/31/28	53,461	49,364
United States Treasury Note/Bond	4.375%	8/31/28	17,517	17,862
United States Treasury Note/Bond	1.250%	9/30/28	66,010	61,064
United States Treasury Note/Bond	4.625%	9/30/28	49,957	51,346
United States Treasury Note/Bond	1.375%	10/31/28	54,550	50,574
United States Treasury Note/Bond	4.875%	10/31/28	30,645	31,749
United States Treasury Note/Bond	3.125%	11/15/28	38,279	37,561
United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,486
United States Treasury Note/Bond	1.500%	11/30/28	62,185	57,788
United States Treasury Note/Bond	4.375%	11/30/28	40,781	41,635
United States Treasury Note/Bond	1.375%	12/31/28	43,490	40,177
United States Treasury Note/Bond	3.750%	12/31/28	49,190	49,236
United States Treasury Note/Bond	1.750%	1/31/29	43,405	40,546
United States Treasury Note/Bond	4.000%	1/31/29	52,413	52,888
United States Treasury Note/Bond	2.625%	2/15/29	27,100	26,094
United States Treasury Note/Bond	1.875%	2/28/29	39,895	37,389
United States Treasury Note/Bond	4.250%	2/28/29	48,732	49,596
United States Treasury Note/Bond	2.375%	3/31/29	45,010	42,886
United States Treasury Note/Bond	4.125%	3/31/29	42,410	42,990
United States Treasury Note/Bond	2.875%	4/30/29	36,814	35,689
United States Treasury Note/Bond	4.625%	4/30/29	59,369	61,229
United States Treasury Note/Bond	2.375%	5/15/29	33,946	32,291
United States Treasury Note/Bond	2.750%	5/31/29	34,370	33,143
United States Treasury Note/Bond	4.500%	5/31/29	40,101	41,201
United States Treasury Note/Bond	3.250%	6/30/29	32,740	32,144
United States Treasury Note/Bond	4.250%	6/30/29	59,106	60,214
United States Treasury Note/Bond	2.625%	7/31/29	31,430	30,104
United States Treasury Note/Bond	4.000%	7/31/29	47,659	48,106
United States Treasury Note/Bond	1.625%	8/15/29	20,042	18,456
United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,767
United States Treasury Note/Bond	3.125%	8/31/29	39,430	38,481
United States Treasury Note/Bond	3.625%	8/31/29	50,621	50,376
United States Treasury Note/Bond	3.500%	9/30/29	50,443	49,939
United States Treasury Note/Bond	3.875%	9/30/29	31,540	31,688
United States Treasury Note/Bond	4.000%	10/31/29	33,575	33,892
United States Treasury Note/Bond	4.125%	10/31/29	32,011	32,474
United States Treasury Note/Bond	3.875%	11/30/29	23,001	23,102
United States Treasury Note/Bond	4.125%	11/30/29	52,054	52,823
United States Treasury Note/Bond	3.875%	12/31/29	22,936	23,035
United States Treasury Note/Bond	4.375%	12/31/29	19,509	19,995
United States Treasury Note/Bond	3.500%	1/31/30	28,360	28,032
United States Treasury Note/Bond	4.250%	1/31/30	35,758	36,470

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.500%	2/15/30	34,004	30,771
United States Treasury Note/Bond	4.000%	2/28/30	79,432	80,220
United States Treasury Note/Bond	3.625%	3/31/30	31,735	31,507
United States Treasury Note/Bond	4.000%	3/31/30	76,993	77,715
United States Treasury Note/Bond	3.500%	4/30/30	30,867	30,472
United States Treasury Note/Bond	3.875%	4/30/30	91,366	91,737
United States Treasury Note/Bond	0.625%	5/15/30	53,127	45,706
United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,842
United States Treasury Note/Bond	3.750%	5/31/30	31,620	31,551
United States Treasury Note/Bond	4.000%	5/31/30	48,999	49,478
United States Treasury Note/Bond	3.750%	6/30/30	26,655	26,588
United States Treasury Note/Bond	3.875%	6/30/30	37,745	37,887
United States Treasury Note/Bond	4.000%	7/31/30	28,266	28,514
United States Treasury Note/Bond	0.625%	8/15/30	75,186	64,114
United States Treasury Note/Bond	4.125%	8/31/30	34,388	34,885
United States Treasury Note/Bond	4.625%	9/30/30	27,910	28,959
United States Treasury Note/Bond	4.875%	10/31/30	30,061	31,554
United States Treasury Note/Bond	0.875%	11/15/30	81,611	70,007
United States Treasury Note/Bond	4.375%	11/30/30	36,735	37,685
United States Treasury Note/Bond	3.750%	12/31/30	33,592	33,427
United States Treasury Note/Bond	4.000%	1/31/31	37,088	37,352
United States Treasury Note/Bond	1.125%	2/15/31	60,468	52,321
United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,590
United States Treasury Note/Bond	4.250%	2/28/31	37,465	38,191
United States Treasury Note/Bond	4.125%	3/31/31	37,256	37,730
United States Treasury Note/Bond	4.625%	4/30/31	40,597	42,157
United States Treasury Note/Bond	1.625%	5/15/31	79,853	70,424
United States Treasury Note/Bond	4.625%	5/31/31	40,424	41,975
United States Treasury Note/Bond	4.250%	6/30/31	37,318	38,006
United States Treasury Note/Bond	4.125%	7/31/31	42,360	42,850
United States Treasury Note/Bond	1.250%	8/15/31	94,807	81,094
United States Treasury Note/Bond	3.750%	8/31/31	40,606	40,225
United States Treasury Note/Bond	3.625%	9/30/31	37,318	36,697
United States Treasury Note/Bond	4.125%	10/31/31	31,575	31,906
United States Treasury Note/Bond	1.375%	11/15/31	92,236	78,916
United States Treasury Note/Bond	4.125%	11/30/31	42,132	42,560
United States Treasury Note/Bond	4.500%	12/31/31	35,298	36,401
United States Treasury Note/Bond	4.375%	1/31/32	36,821	37,698
United States Treasury Note/Bond	1.875%	2/15/32	75,525	66,347
United States Treasury Note/Bond	4.125%	2/29/32	35,292	35,620
United States Treasury Note/Bond	4.125%	3/31/32	40,900	41,267
United States Treasury Note/Bond	4.000%	4/30/32	64,224	64,309
United States Treasury Note/Bond	2.875%	5/15/32	81,874	76,399
United States Treasury Note/Bond	4.125%	5/31/32	47,961	48,371
United States Treasury Note/Bond	4.000%	6/30/32	39,910	39,940
United States Treasury Note/Bond	2.750%	8/15/32	72,340	66,733
United States Treasury Note/Bond	4.125%	11/15/32	59,607	60,017
United States Treasury Note/Bond	3.500%	2/15/33	78,661	75,840
United States Treasury Note/Bond	3.375%	5/15/33	73,258	69,841
United States Treasury Note/Bond	3.875%	8/15/33	87,115	85,812
United States Treasury Note/Bond	4.500%	11/15/33	90,447	92,913
United States Treasury Note/Bond	4.000%	2/15/34	93,944	92,983
United States Treasury Note/Bond	4.375%	5/15/34	93,174	94,637
United States Treasury Note/Bond	3.875%	8/15/34	87,985	85,923
United States Treasury Note/Bond	4.250%	11/15/34	90,890	91,199
United States Treasury Note/Bond	4.625%	2/15/35	73,915	76,277
United States Treasury Note/Bond	4.250%	5/15/35	82,615	82,744
United States Treasury Note/Bond	4.500%	2/15/36	6,734	6,900
United States Treasury Note/Bond	4.750%	2/15/37	3,885	4,043
United States Treasury Note/Bond	5.000%	5/15/37	14,986	15,918
United States Treasury Note/Bond	4.375%	2/15/38	11,517	11,495
United States Treasury Note/Bond	3.500%	2/15/39	6,398	5,770
United States Treasury Note/Bond	4.250%	5/15/39	7,883	7,670
United States Treasury Note/Bond	4.500%	8/15/39	9,884	9,841
United States Treasury Note/Bond	4.375%	11/15/39	11,686	11,449
United States Treasury Note/Bond	4.625%	2/15/40	10,000	10,051
United States Treasury Note/Bond	1.125%	5/15/40	25,290	15,704
United States Treasury Note/Bond	4.375%	5/15/40	22,387	21,861
United States Treasury Note/Bond	1.125%	8/15/40	37,551	23,070
United States Treasury Note/Bond	3.875%	8/15/40	8,449	7,768

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.375%	11/15/40	42,305	26,930
United States Treasury Note/Bond	4.250%	11/15/40	8,412	8,060
United States Treasury Note/Bond	1.875%	2/15/41	51,546	35,424
United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,040
United States Treasury Note/Bond	2.250%	5/15/41	40,360	29,299
United States Treasury Note/Bond	4.375%	5/15/41	7,600	7,360
United States Treasury Note/Bond	1.750%	8/15/41	56,036	37,176
United States Treasury Note/Bond	3.750%	8/15/41	12,000	10,746
United States Treasury Note/Bond	2.000%	11/15/41	48,405	33,265
United States Treasury Note/Bond	3.125%	11/15/41	10,928	8,954
United States Treasury Note/Bond	2.375%	2/15/42	38,737	28,158
United States Treasury Note/Bond	3.125%	2/15/42	12,579	10,264
United States Treasury Note/Bond	3.000%	5/15/42	11,950	9,536
United States Treasury Note/Bond	3.250%	5/15/42	33,020	27,303
United States Treasury Note/Bond	2.750%	8/15/42	13,006	9,946
United States Treasury Note/Bond	3.375%	8/15/42	30,048	25,213
United States Treasury Note/Bond	2.750%	11/15/42	15,070	11,471
United States Treasury Note/Bond	4.000%	11/15/42	30,368	27,697
United States Treasury Note/Bond	3.125%	2/15/43	12,758	10,250
United States Treasury Note/Bond	3.875%	2/15/43	30,237	27,057
United States Treasury Note/Bond	2.875%	5/15/43	22,739	17,512
United States Treasury Note/Bond	3.875%	5/15/43	30,034	26,824
United States Treasury Note/Bond	3.625%	8/15/43	21,797	18,738
United States Treasury Note/Bond	4.375%	8/15/43	30,140	28,733
United States Treasury Note/Bond	3.750%	11/15/43	19,000	16,595
United States Treasury Note/Bond	4.750%	11/15/43	27,857	27,822
United States Treasury Note/Bond	3.625%	2/15/44	19,823	16,960
United States Treasury Note/Bond	4.500%	2/15/44	29,425	28,433
United States Treasury Note/Bond	3.375%	5/15/44	22,842	18,776
United States Treasury Note/Bond	4.625%	5/15/44	32,469	31,839
United States Treasury Note/Bond	3.125%	8/15/44	17,700	13,946
United States Treasury Note/Bond	4.125%	8/15/44	31,343	28,717
United States Treasury Note/Bond	3.000%	11/15/44	21,616	16,638
United States Treasury Note/Bond	4.625%	11/15/44	32,412	31,732
United States Treasury Note/Bond	2.500%	2/15/45	21,038	14,805
United States Treasury Note/Bond	4.750%	2/15/45	50,810	50,550
United States Treasury Note/Bond	3.000%	5/15/45	13,714	10,502
United States Treasury Note/Bond	5.000%	5/15/45	27,310	28,053
United States Treasury Note/Bond	2.875%	8/15/45	16,522	12,349
United States Treasury Note/Bond	3.000%	11/15/45	16,493	12,560
United States Treasury Note/Bond	2.500%	2/15/46	25,764	17,850
United States Treasury Note/Bond	2.500%	5/15/46	21,342	14,734
United States Treasury Note/Bond	2.250%	8/15/46	17,894	11,720
United States Treasury Note/Bond	2.875%	11/15/46	12,440	9,159
United States Treasury Note/Bond	3.000%	2/15/47	25,250	18,956
United States Treasury Note/Bond	3.000%	5/15/47	18,701	14,002
United States Treasury Note/Bond	2.750%	8/15/47	22,133	15,777
United States Treasury Note/Bond	2.750%	11/15/47	25,190	17,909
United States Treasury Note/Bond	3.000%	2/15/48	26,538	19,713
United States Treasury Note/Bond	3.125%	5/15/48	35,722	27,093
United States Treasury Note/Bond	3.000%	8/15/48	38,399	28,391
United States Treasury Note/Bond	3.375%	11/15/48	37,336	29,529
United States Treasury Note/Bond	3.000%	2/15/49	39,182	28,874
United States Treasury Note/Bond	2.875%	5/15/49	40,285	28,909
United States Treasury Note/Bond	2.250%	8/15/49	28,435	17,833
United States Treasury Note/Bond	2.375%	11/15/49	34,864	22,422
United States Treasury Note/Bond	2.000%	2/15/50	39,681	23,302
United States Treasury Note/Bond	1.250%	5/15/50	37,757	18,137
United States Treasury Note/Bond	1.375%	8/15/50	52,020	25,642
United States Treasury Note/Bond	1.625%	11/15/50	49,388	26,014
United States Treasury Note/Bond	1.875%	2/15/51	59,930	33,664
United States Treasury Note/Bond	2.375%	5/15/51	63,096	40,009
United States Treasury Note/Bond	2.000%	8/15/51	55,375	31,927
United States Treasury Note/Bond	1.875%	11/15/51	53,132	29,555
United States Treasury Note/Bond	2.250%	2/15/52	53,439	32,650
United States Treasury Note/Bond	2.875%	5/15/52	51,652	36,358
United States Treasury Note/Bond	3.000%	8/15/52	43,553	31,442
United States Treasury Note/Bond	4.000%	11/15/52	42,220	36,927
United States Treasury Note/Bond	3.625%	2/15/53	47,379	38,675
United States Treasury Note/Bond	3.625%	5/15/53	44,209	36,060

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.125%	8/15/53	48,956	43,730
	United States Treasury Note/Bond	4.750%	11/15/53	50,192	49,733
	United States Treasury Note/Bond	4.250%	2/15/54	58,512	53,385
	United States Treasury Note/Bond	4.625%	5/15/54	54,151	52,603
	United States Treasury Note/Bond	4.250%	8/15/54	52,434	47,895
	United States Treasury Note/Bond	4.500%	11/15/54	52,518	50,064
	United States Treasury Note/Bond	4.625%	2/15/55	48,082	46,823
	United States Treasury Note/Bond	4.750%	5/15/55	60,385	60,038
					10,579,623
Agency Bonds and Notes (0.2%)
[4,5]	AID-Israel	5.500%	9/18/33	400	427
	Federal Farm Credit Banks	4.500%	8/14/26	875	880
	Federal Farm Credit Banks	4.875%	8/28/26	744	751
	Federal Farm Credit Banks	3.875%	10/16/26	200	200
	Federal Farm Credit Banks	4.750%	5/6/27	996	1,012
	Federal Farm Credit Banks	4.500%	5/20/27	7,675	7,768
	Federal Farm Credit Banks	4.250%	2/24/28	250	253
	Federal Farm Credit Banks	4.500%	6/7/28	5,000	5,103
	Federal Farm Credit Banks	4.250%	12/15/28	404	410
	Federal Farm Credit Banks	4.750%	4/30/29	742	767
	Federal Farm Credit Banks	3.500%	9/10/29	323	319
	Federal Farm Credit Banks	4.000%	4/1/30	250	252
	Federal Home Loan Banks	3.625%	9/4/26	1,920	1,913
	Federal Home Loan Banks	4.000%	10/9/26	3,000	3,002
	Federal Home Loan Banks	4.625%	11/17/26	2,475	2,497
	Federal Home Loan Banks	1.250%	12/21/26	6,500	6,255
	Federal Home Loan Banks	4.125%	1/15/27	950	954
	Federal Home Loan Banks	4.000%	3/10/27	1,075	1,078
	Federal Home Loan Banks	4.750%	4/9/27	1,000	1,015
	Federal Home Loan Banks	3.875%	6/4/27	780	781
	Federal Home Loan Banks	4.250%	12/10/27	4,000	4,045
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,662
	Federal Home Loan Banks	4.000%	6/30/28	2,075	2,092
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,936
	Federal Home Loan Banks	4.750%	12/8/28	165	170
	Federal Home Loan Banks	4.750%	3/10/34	1,495	1,531
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,019
[4,6]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,530
[6]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	6,962
[6]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,828
[6]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,948
[6]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,178
[6]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,737
[6]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,332
[6]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	6,050
[6]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,539
[6]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,382
[4]	Private Export Funding Corp.	1.400%	7/15/28	800	741
[4]	Private Export Funding Corp.	3.650%	3/15/30	300	294
[4]	Tennessee Valley Authority	2.875%	2/1/27	1,000	985
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,528
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,271
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,414
[4]	Tennessee Valley Authority	4.700%	7/15/33	575	585
	Tennessee Valley Authority	4.375%	8/1/34	728	721
	Tennessee Valley Authority	4.875%	5/15/35	964	987
	Tennessee Valley Authority	4.650%	6/15/35	500	503
	Tennessee Valley Authority	5.880%	4/1/36	785	867
	Tennessee Valley Authority	5.500%	6/15/38	225	239
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,479
	Tennessee Valley Authority	3.500%	12/15/42	200	163
	Tennessee Valley Authority	4.250%	9/15/52	500	419
	Tennessee Valley Authority	5.250%	2/1/55	700	683
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,570
	Tennessee Valley Authority	4.625%	9/15/60	519	454
	Tennessee Valley Authority	4.250%	9/15/65	700	564
					114,045
Conventional Mortgage-Backed Securities (7.5%)
[4,6]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	628	604

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	10,033	9,697
[4,6]	Freddie Mac Gold Pool	3.000%	10/1/26–2/1/47	38,580	35,353
[4,6]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	49,110	45,702
[4,6]	Freddie Mac Gold Pool	4.000%	7/1/25–11/1/48	29,264	27,957
[4,6]	Freddie Mac Gold Pool	4.500%	7/1/29–1/1/49	13,046	12,842
[4,6]	Freddie Mac Gold Pool	5.000%	9/1/25–1/1/49	3,877	3,919
[4,6]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	3,547	3,664
[4,6]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	1,469	1,544
[4,6]	Freddie Mac Gold Pool	7.000%	12/1/25–12/1/38	130	138
[4,6]	Freddie Mac Gold Pool	7.500%	11/1/25–1/1/32	4	4
[4,6]	Freddie Mac Gold Pool	8.000%	9/1/25–1/1/31	8	8
[4]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	1,918	1,741
[4]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	3,131	2,927
[4]	Ginnie Mae I Pool	4.000%	9/15/25–6/15/46	4,552	4,377
[4]	Ginnie Mae I Pool	4.500%	7/15/33–2/15/49	4,044	3,995
[4]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	2,549	2,574
[4]	Ginnie Mae I Pool	6.000%	6/15/32	43	44
[4]	Ginnie Mae I Pool	6.500%	3/15/26–8/15/39	261	270
[4]	Ginnie Mae I Pool	7.000%	12/15/25–8/15/32	122	125
[4]	Ginnie Mae I Pool	7.500%	11/15/25–3/15/32	19	20
[4]	Ginnie Mae I Pool	8.000%	10/15/25–3/15/32	16	16
[4]	Ginnie Mae I Pool	8.500%	1/15/27–6/15/30	3	3
[4]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	3,878	3,019
[4,7]	Ginnie Mae II Pool	2.000%	8/20/50–7/15/55	137,210	111,882
[4,7]	Ginnie Mae II Pool	2.500%	6/20/27–7/15/55	135,495	115,327
[4]	Ginnie Mae II Pool	3.000%	2/20/27–2/20/55	134,784	120,154
[4]	Ginnie Mae II Pool	3.500%	9/20/25–5/20/55	109,852	101,190
[4]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/55	79,569	75,143
[4,7]	Ginnie Mae II Pool	4.500%	11/20/35–7/15/55	100,570	97,096
[4,7]	Ginnie Mae II Pool	5.000%	5/20/39–7/15/55	138,722	136,795
[4,7]	Ginnie Mae II Pool	5.500%	10/20/52–7/15/55	156,441	157,036
[4,7]	Ginnie Mae II Pool	6.000%	12/20/52–8/15/55	99,121	100,856
[4]	Ginnie Mae II Pool	6.500%	12/20/35–9/20/54	35,546	36,675
[4]	Ginnie Mae II Pool	7.000%	4/20/38–9/20/54	7,228	7,486
[4]	Ginnie Mae II Pool	7.500%	12/20/53	346	358
[4,6]	UMBS Pool	1.500%	7/1/35–4/1/52	173,309	140,359
[4,6,7]	UMBS Pool	2.000%	11/1/27–7/25/55	757,309	621,228
[4,6,7]	UMBS Pool	2.500%	1/1/27–7/25/55	533,799	453,496
[4,6,7]	UMBS Pool	3.000%	1/1/26–7/25/55	325,690	289,347
[4,6,7]	UMBS Pool	3.500%	9/1/25–7/25/55	193,578	177,859
[4,6,7]	UMBS Pool	4.000%	7/1/25–7/25/55	180,121	170,183
[4,6,7]	UMBS Pool	4.500%	6/1/28–7/25/55	165,956	160,647
[4,6,7]	UMBS Pool	5.000%	8/1/25–7/25/55	254,433	251,311
[4,6,7]	UMBS Pool	5.500%	1/1/32–7/25/55	346,628	348,423
[4,6,7]	UMBS Pool	6.000%	6/1/28–7/25/55	315,362	322,131
[4,6,7]	UMBS Pool	6.500%	11/1/52–8/25/55	153,714	159,547
[4,6,7]	UMBS Pool	7.000%	11/1/25–8/25/55	32,997	34,792
[4,6]	UMBS Pool	7.500%	12/1/25–1/1/54	1,657	1,769
[4,6]	UMBS Pool	8.000%	1/1/26–10/1/30	1	1
[4,6]	UMBS Pool	8.500%	8/1/26–7/1/30	4	5
					4,351,639
Nonconventional Mortgage-Backed Securities (0.0%)
[4,6,8]	Fannie Mae Pool, 1YR CMT + 2.155%	6.405%	12/1/37	16	16
[4,6,8]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/35	7	7
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.186%	12/1/41	11	11
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	27	27
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.431%	7.068%	7/1/36	6	6
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/43	55	57
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	12	13
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.530%	6.216%	12/1/43	33	34
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.292%	9/1/43	5	5
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.241%	7/1/43	55	57
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.599%	6.833%	6/1/43	18	18
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/42	25	26
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/36	5	5
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/38	3	3
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/36	11	12
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.644%	7.394%	8/1/35	26	26
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.673%	6.842%	6/1/42	48	50

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.676%	7.149%	10/1/42	18	19
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/37	6	6
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/40	4	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	10	11
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.198%	9/1/42	33	34
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	1	1
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	4	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.515%	12/1/40	12	12
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	2	2
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.126%	10/1/42	21	22
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.330%	11/1/39	2	2
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.711%	6.972%	8/1/39	30	31
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.366%	9/1/34	5	5
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.738%	7.246%	9/1/43	30	31
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/33	2	2
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.748%	7.111%	7/1/41	34	35
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	7	7
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.755%	6.739%	5/1/42	20	21
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/41	3	3
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.787%	7.189%	7/1/42	25	26
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.752%	5/1/42	6	7
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.792%	7.245%	3/1/42	27	28
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.739%	3/1/42	31	32
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.869%	8/1/42	53	55
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.870%	2/1/42	70	73
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.800%	6.687%	11/1/39	9	10
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/41	27	28
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/33–11/1/39	13	13
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/40	3	3
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	5	5
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/41	7	8
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/42	4	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/41	14	15
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/40	2	2
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/41	2	3
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/41	15	15
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.660%	12/1/41	17	18
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40–2/1/41	16	16
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.699%	3/1/41	14	15
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/41	7	8
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.827%	7.375%	9/1/40	7	7
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/41	18	19
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	15	16
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.831%	6.888%	2/1/42	19	20
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/40	7	8
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/40	4	4
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/39	12	13
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	9	9
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.880%	7.037%	11/1/34	10	11
[4,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/37	15	15
[4,6,8]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.662%	4/1/37	9	9
[4,6,8]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.648%	8/1/37	15	15
[4,6,8]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/36	6	7
[4,6,8]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.664%	11/1/34	11	11
[4,6,8]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	2	2
[4,6,8]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.675%	10/1/36	11	12
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/37	3	3
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/36	8	8
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.137%	11/1/43	25	26
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	3	3
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	5	5
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/34	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.596%	2/1/37	7	7
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	6.602%	1/1/35	1	1
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/35	3	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/36	4	5
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/40	11	11
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.475%	12/1/41	24	25
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/38	2	2
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.835%	6.869%	2/1/42	6	6

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.842%	7.327%	3/1/42	6	6
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/37	7	7
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/40–3/1/41	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.825%	1/1/41	16	16
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.987%	5/1/40	2	2
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	5	5
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	11	12
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.606%	6/1/40	2	2
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/42	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.489%	9/1/40	8	8
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.700%	11/1/40	10	10
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	2	2
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/41	5	5
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/41	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/41	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/38	4	4
[4,6,8]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.375%	1/1/37	26	26
[4,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	7/20/41–8/20/41	95	97
[4,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/38–12/20/43	230	232
[4,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	132	134
[4,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/41–3/20/43	198	202
[4,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/38–12/20/40	21	21
[4,8]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	4	4
[4,8]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/40	4	4
[4,8]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	8	8
					2,120
Total U.S. Government and Agency Obligations (Cost $16,057,647)					15,047,427
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[4]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	59	59
[4]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	50
[4]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	208	208
[4]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	201
[4]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	209	210
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	75	76
[4]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	100	100
[4]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	90	90
[4]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,948
[4]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,256
[4]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	375	383
[4]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	420	425
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	420	434
[4]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	1,100	1,144
[4]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/15/29	1,000	1,013
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	7	7
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	98
[4]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	166	167
[4]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	102
[4]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	925	929
[4]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	1,000	1,015
[4]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/30	250	252
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	800	787
[4]	BANK Series 2017-BNK5	3.390%	6/15/60	700	686
[4]	BANK Series 2017-BNK5	3.624%	6/15/60	350	341
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	164	160
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	980	962
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	780	762
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	480	470
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	275	269
[4]	BANK Series 2017-BNK7	3.748%	9/15/60	300	291
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	600	580
[4]	BANK Series 2017-BNK8	3.731%	11/15/50	100	95
[4]	BANK Series 2017-BNK8	4.227%	11/15/50	250	204
[4]	BANK Series 2017-BNK9	3.279%	11/15/54	266	260
[4]	BANK Series 2017-BNK9	3.538%	11/15/54	600	585
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	63	62
[4]	BANK Series 2018-BNK10	3.688%	2/15/61	400	393
[4]	BANK Series 2018-BNK10	3.898%	2/15/61	150	145
[4]	BANK Series 2018-BNK11	4.046%	3/15/61	400	395

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2018-BNK12	4.255%	5/15/61	500	498
[4]	BANK Series 2018-BNK12	4.474%	5/15/61	150	147
[4]	BANK Series 2018-BNK13	3.953%	8/15/61	165	162
[4]	BANK Series 2018-BNK13	4.217%	8/15/61	825	816
[4]	BANK Series 2018-BNK14	3.966%	9/15/60	100	98
[4]	BANK Series 2018-BNK14	4.128%	9/15/60	122	121
[4]	BANK Series 2018-BNK14	4.231%	9/15/60	250	247
[4]	BANK Series 2018-BNK14	4.481%	9/15/60	175	169
[4]	BANK Series 2018-BNK15	4.407%	11/15/61	470	468
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	275	269
[4]	BANK Series 2019-BNK17	3.714%	4/15/52	360	350
[4]	BANK Series 2019-BNK17	3.976%	4/15/52	75	72
[4]	BANK Series 2019-BNK18	3.584%	5/15/62	640	607
[4]	BANK Series 2019-BNK18	3.826%	5/15/62	200	187
[4]	BANK Series 2019-BNK19	3.183%	8/15/61	550	514
[4]	BANK Series 2019-BNK20	3.011%	9/15/62	725	672
[4]	BANK Series 2019-BNK21	2.851%	10/17/52	595	549
[4]	BANK Series 2019-BNK21	3.093%	10/17/52	300	273
[4]	BANK Series 2019-BNK22	2.978%	11/15/62	315	294
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	735	684
[4]	BANK Series 2019-BNK23	3.203%	12/15/52	275	254
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	575	537
[4]	BANK Series 2019-BNK24	3.283%	11/15/62	275	255
[4]	BANK Series 2020-BNK25	2.649%	1/15/63	375	341
[4]	BANK Series 2020-BNK25	2.841%	1/15/63	265	240
[4]	BANK Series 2020-BNK26	2.403%	3/15/63	675	608
[4]	BANK Series 2020-BNK26	2.687%	3/15/63	215	190
[4]	BANK Series 2020-BNK27	2.144%	4/15/63	600	525
[4]	BANK Series 2020-BNK27	2.551%	4/15/63	175	152
[4]	BANK Series 2020-BNK28	1.844%	3/15/63	180	157
[4]	BANK Series 2020-BNK29	1.997%	11/15/53	250	214
[4]	BANK Series 2020-BNK30	1.925%	12/15/53	300	258
[4]	BANK Series 2020-BNK30	2.111%	12/15/53	35	30
[4]	BANK Series 2021-BNK31	2.036%	2/15/54	225	195
[4]	BANK Series 2021-BNK31	2.211%	2/15/54	125	106
[4]	BANK Series 2021-BNK32	2.643%	4/15/54	350	313
[4]	BANK Series 2021-BNK33	2.556%	5/15/64	175	155
[4]	BANK Series 2021-BNK34	2.438%	6/15/63	675	582
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	400	347
[4]	BANK Series 2021-BNK36	2.470%	9/15/64	600	524
[4]	BANK Series 2021-BNK36	2.695%	9/15/64	175	150
[4]	BANK Series 2021-BNK37	2.618%	11/15/64	600	525
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	800	774
[4]	BANK Series 2022-BNK43	4.830%	8/15/55	175	170
[4]	BANK Series 2023-5YR2	6.656%	7/15/56	500	527
[4]	BANK Series 2023-5YR2	7.379%	7/15/56	175	186
[4]	BANK Series 2023-5YR3	6.724%	9/15/56	250	265
[4]	BANK Series 2023-5YR3	7.559%	9/15/56	250	267
[4]	BANK Series 2023-5YR3	7.559%	9/15/56	100	105
[4]	BANK Series 2023-BNK45	5.203%	2/15/56	250	254
[4]	BANK Series 2023-BNK45	5.651%	2/15/56	150	152
[4]	BANK Series 2023-BNK46	5.745%	8/15/56	500	524
[4]	BANK Series 2023-BNK46	6.385%	8/15/56	115	123
[4]	BANK Series 2024-5YR9	5.614%	8/15/57	400	414
[4]	BANK Series 2024-BNK47	5.716%	6/15/57	700	736
[4]	BANK Series 2024-BNK48	5.053%	10/15/57	690	693
[4]	BANK Series 2024-BNK48	5.355%	10/15/57	580	582
[4]	BANK Series 2025-BNK49	5.623%	3/15/58	950	993
[4]	BANK Series 2025-BNK49	6.025%	3/15/58	300	315
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,064
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	411
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	217
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,073
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	92
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	587
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	349
[4]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	1,300	1,303
[4]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,151
[4]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	314
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	491

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	412
[4]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	129
[4]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	133
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	456
[4]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	96
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	573
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	196
[4]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	87
[4]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	331
[4]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	844
[4]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	750	795
[4]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	250	258
[4]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	75	78
[4]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	175	182
[4]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	75	78
[4]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	500	533
[4]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	250	266
[4]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	100	106
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	300	334
[4]	BBCMS Mortgage Trust Series 2023-C22	7.368%	11/15/56	100	111
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	800	835
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	200	207
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	50	52
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	500	529
[4]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	313	321
[4]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	1,150	1,191
[4]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/62	800	825
[4]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	300	315
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	581
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	440
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	194
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,236
[4]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	603
[4]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	984
[4]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	246
[4]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	486
[4]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,159
[4]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	444
[4]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	120
[4]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	25
[4]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	426
[4]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	190
[4]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	99	97
[4]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	254
[4]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	290
[4]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	120
[4]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	191
[4]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,381
[4]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	287
[4]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	281
[4]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	210
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	245
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	344
[4]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	90
[4]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	94	87
[4]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	752
[4]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	93
[4]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	183
[4]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	61
[4]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	367
[4]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	29
[4]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	455
[4]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	43
[4]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	344
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	493
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	143
[4]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,612
[4]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	228
[4]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	439
[4]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	85

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	484
[4]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	214
[4]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	507
[4]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	303
[4]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	68
[4]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	197
[4]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	64
[4]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	814
[4]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	439
[4]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,253
[4]	Benchmark Mortgage Trust Series 2022-B32	3.527%	1/15/55	300	260
[4]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	274
[4]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	230
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	365
[4]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	98
[4]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	825	869
[4]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	250	265
[4]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	325	335
[4]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	175	182
[4]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	80	84
[4]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	260	275
[4]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	100	104
[4]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	50	52
[4]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	500	512
[4]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/57	250	257
[4]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/58	1,750	1,835
[4]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	252
[4]	BMO Mortgage Trust Series 2022-C2	4.970%	7/15/54	300	301
[4]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	920
[4]	BMO Mortgage Trust Series 2022-C3	5.503%	9/15/54	125	127
[4]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,000	1,051
[4]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/56	500	530
[4]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	300	322
[4]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/56	800	854
[4]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	279
[4]	BMO Mortgage Trust Series 2023-C4	5.540%	2/15/56	50	51
[4]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	200	209
[4]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	75	78
[4]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	500	528
[4]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	160	172
[4]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	400	444
[4]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	300	310
[4]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	50	52
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	600	637
[4]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	600	635
[4]	BMO Mortgage Trust Series 2024-5C4	7.253%	5/15/57	600	627
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	615	641
[4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	900	944
[4]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/57	965	1,009
[4]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	250	257
[4]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	900	941
[4]	BMO Mortgage Trust Series 2025-C12	5.573%	6/15/58	700	726
[4]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	41	41
[4]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	125	126
[4]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	550	552
[4]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	250	252
[4]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/27	225	225
[4]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/28	240	240
[4]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/28	300	302
[4]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/28	100	101
[4]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	15	15
[4]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	25
[4]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	86	86
[4]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	32	33
[4]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	375	380
[4]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/29	500	504
[4]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/32	100	102
[4]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/28	250	251
[4]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	62
[4]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	511

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	520
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	215
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,270
[4]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	2,010
[4]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	1,325	1,326
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	5	5
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	100
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	104	103
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	223
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	99
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	120	120
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	101
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	230	231
[4]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	105	106
[4]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	12	12
[4]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	98
[4]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	58	57
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	172
[4]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	80	79
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	99
[4]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	234	234
[4]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	151
[4]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	253	254
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	100	101
[4]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	195	196
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	120	122
[4]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	100	101
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	150	155
[4]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	150	151
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	50	51
[4]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/29	550	556
[4]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/30	400	407
[4]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	415	418
[4]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	160	162
[4]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	700	709
[4]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/30	250	255
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	70	69
[4]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/30	60	60
[4]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/31	62	63
[4]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/30	400	403
[4]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/31	250	253
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	603
[4]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	579
[4]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	484
[4]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	117
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	490
[4]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	289
[4]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	113	112
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	462
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	265
[4]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	19	19
[4]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	569
[4]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	191	177
[4]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	711
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	395
[4]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,323
[4]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	293
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	784
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	195
[4]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	300
[4]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	560	566
[4]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	480	495
[4]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	850	856
[4]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	450	458
[4]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	431
[4]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	995
[4]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	100	100
[4]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/30	700	704
[4]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/32	400	403
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	191	183

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	133	131
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	179	178
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,073
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	246
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	245
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	83	81
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,075
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	144
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	169	167
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,180
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	135
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	632
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	913
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,040
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	413
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	170
[4]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	475	471
[4]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	29	29
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	64	63
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	98
[4]	CNH Equipment Trust Series 2022-B	3.890%	11/15/27	47	47
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	50
[4]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	196	197
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	50	50
[4]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	350	355
[4]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	50	51
[4]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	200	201
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	50	51
[4]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	1,200	1,216
[4]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	570	586
[4]	CNH Equipment Trust Series 2024-C	4.120%	3/15/32	140	141
[4]	CNH Equipment Trust Series 2025-A	4.540%	9/15/32	250	253
[4]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	49	46
[4]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	26
[4]	COMM Mortgage Trust Series 2014-CR14	3.793%	2/10/47	97	93
[4]	COMM Mortgage Trust Series 2014-CR15	4.019%	2/10/47	53	52
[4]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	3	3
[4]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	474	464
[4]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	8	8
[4]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	8	8
[4]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	11	11
[4]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	122
[4]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	488
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	419
[4]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	138
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	117	116
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.959%	4/15/50	175	167
[4]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	170	168
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	290	289
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.169%	8/15/48	200	187
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	788
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	779
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	241
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	557
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,179
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	247
[4]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,440
[4]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,068
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	967
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	153
[4]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	10	10
[4]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	100
[4]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	395
[4]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	318
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	587
[4]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	143
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	176
[4]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,999
[4]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,077
[4]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	1,375	1,374

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,325	1,333
[4]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	100	100
[4]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/28	90	90
[4]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/32	500	502
[4]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	112	110
[4]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	118	117
[4]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	29	29
[4]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	100
[4]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	72	72
[4]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	102
[4]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	33	33
[4]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	64	65
[4]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	102
[4]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	51	51
[4]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	25
[4]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	16	16
[4]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	80	81
[4]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/30	250	252
[4]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/29	45	45
[4]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/28	400	401
[4,6]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	188	184
[4,6]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	395	388
[4,6]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	155	152
[4,6]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,125	1,104
[4,6]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	763	747
[4,6]	Fannie Mae-Aces Series 2016-M12	2.519%	9/25/26	844	826
[4,6]	Fannie Mae-Aces Series 2016-M13	2.608%	9/25/26	166	162
[4,6]	Fannie Mae-Aces Series 2017-M1	2.498%	10/25/26	807	787
[4,6]	Fannie Mae-Aces Series 2017-M2	2.907%	2/25/27	635	622
[4,6]	Fannie Mae-Aces Series 2017-M3	2.546%	12/25/26	1,054	1,028
[4,6]	Fannie Mae-Aces Series 2017-M4	2.636%	12/25/26	770	751
[4,6]	Fannie Mae-Aces Series 2017-M5	3.109%	4/25/29	161	155
[4,6]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	521	511
[4,6]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,089	1,068
[4,6]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	426	406
[4,6]	Fannie Mae-Aces Series 2017-M12	3.162%	6/25/27	733	718
[4,6]	Fannie Mae-Aces Series 2017-M14	2.904%	11/25/27	255	248
[4,6]	Fannie Mae-Aces Series 2017-M15	3.206%	11/25/27	939	920
[4,6]	Fannie Mae-Aces Series 2018-M1	3.087%	12/25/27	365	356
[4,6]	Fannie Mae-Aces Series 2018-M2	3.001%	1/25/28	1,240	1,207
[4,6]	Fannie Mae-Aces Series 2018-M3	3.165%	2/25/30	246	236
[4,6]	Fannie Mae-Aces Series 2018-M4	3.159%	3/25/28	510	497
[4,6]	Fannie Mae-Aces Series 2018-M7	3.127%	3/25/28	354	345
[4,6]	Fannie Mae-Aces Series 2018-M10	3.467%	7/25/28	194	190
[4,6]	Fannie Mae-Aces Series 2018-M12	3.748%	8/25/30	850	828
[4,6]	Fannie Mae-Aces Series 2018-M13	3.868%	9/25/30	607	595
[4,6]	Fannie Mae-Aces Series 2018-M14	3.699%	8/25/28	657	647
[4,6]	Fannie Mae-Aces Series 2019-M1	3.662%	9/25/28	620	610
[4,6]	Fannie Mae-Aces Series 2019-M2	3.743%	11/25/28	767	753
[4,6]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	792	766
[4,6]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	720	701
[4,6]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	756	727
[4,6]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,187	1,143
[4,6]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,630	2,513
[4,6]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	912	858
[4,6]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	1,859	1,690
[4,6]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	116	107
[4,6]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,296	1,218
[4,6]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	189	176
[4,6]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	765
[4,6]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	450	415
[4,6]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	281	252
[4,6]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	308
[4,6]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	1,001
[4,6]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	881	782
[4,6]	Fannie Mae-Aces Series 2020-M52	1.359%	10/25/30	975	844
[4,6]	Fannie Mae-Aces Series 2021-M1	1.433%	11/25/30	725	626
[4,6]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/30	225	195
[4,6]	Fannie Mae-Aces Series 2021-M3G	1.286%	1/25/31	1,050	900
[4,6]	Fannie Mae-Aces Series 2021-M4	1.514%	2/25/31	4,275	3,688

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Fannie Mae-Aces Series 2021-M11	1.506%	3/25/31	1,900	1,627
[4,6]	Fannie Mae-Aces Series 2021-M13	1.652%	4/25/31	215	185
[4,6]	Fannie Mae-Aces Series 2021-M13	1.681%	3/25/33	200	163
[4,6]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	1,250	1,074
[4,6]	Fannie Mae-Aces Series 2022-M1	1.724%	10/25/31	1,500	1,277
[4,6]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	325	279
[4,6]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	450	383
[4,6]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	688
[4,6]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	725	624
[4,6]	Fannie Mae-Aces Series 2022-M10	1.992%	1/25/32	1,100	952
[4,6]	Fannie Mae-Aces Series 2023-M1S	4.649%	4/25/33	640	640
[4,6]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	611	611
[4,6]	Fannie Mae-Aces Series 2023-M8	4.620%	3/25/33	300	301
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	61	61
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	308	307
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	974	958
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	491
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	789
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	987
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	1,926	1,903
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,371
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,754
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,280
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	901
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	589
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	859
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	491
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	859	843
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	270
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	943
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	443
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	492
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	989
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	668
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,564
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	497
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	997
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	145	144
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	797
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,195
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	548
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,423
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,379
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,025
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	27	27
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	793
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,160
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	467
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	881
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	294
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	948
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,638	1,577
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,101
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,097
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	943
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,736
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	802
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,408
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,315
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,036
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,697
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	899
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	535
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	890
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	200
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	484
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	439
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	613
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,094
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,049

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,403
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	960
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	107	98
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	612
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	41	38
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	610
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,884
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,073
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	773
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	963
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	538
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	994
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	213	195
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,590
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	609
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	5,030
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	439
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	793
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	95	88
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	754
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	486
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	650
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	485
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,814
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	97	91
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	473
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	378
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,550
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	838
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	243
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	375
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	393
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	810
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	400	400
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	272
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	850	835
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	361
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	296
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	296
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	600	601
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	950	951
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	500	513
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/34	1,300	1,342
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/34	515	512
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/34	825	837
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/34	925	893
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/34	600	603
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	640	652
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	480	487
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	450	459
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	800	814
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	550	561
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	400	411
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	250	255
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	300	308
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	500	509
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	750	779
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	650	677
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	600	622
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	530	551
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	540	558
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/29	300	306
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/29	500	507
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/29	300	300
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/30	326	329
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/30	3,000	3,035
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K542	4.404%	4/25/30	1,650	1,665
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,665
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,830	1,735
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,628

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	802
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	516
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	406	380
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	1,025
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	681
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	610
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	116
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	650	656
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	640	643
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	800	806
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	350	361
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/31	500	517
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/31	1,100	1,109
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/31	1,725	1,758
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/32	1,000	1,025
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/32	250	253
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	291
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,007
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	361
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	880
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,996
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	824
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	498
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	675
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	969
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	291
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	831
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	242	205
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	708
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	548
[4,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	535
[4,6]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/35	3,000	3,093
[4]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	424	427
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	100	102
[4]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	250	254
[4]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	125	125
[4]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	100	101
[4]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	100	101
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.720%	6/15/28	400	403
[4]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/29	400	404
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	49	48
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	26	26
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	100
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	98	98
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	325
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	120	120
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	75
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	230	231
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	50	51
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	350	353
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	150	154
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	640	651
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	696
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	670
[4]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	400	404
[4]	FREMF 2025-K541 Mortgage Trust Series K541	4.348%	2/25/30	3,000	3,020
[4]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	49	49
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	34	34
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	25	25
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	75	75
[4]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	57	57
[4]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	75	75
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	350	351
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	75	75
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	75	76
[4]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/27	165	165
[4]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/28	175	175
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.660%	2/21/28	400	403
[4]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/29	250	252
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	138	138

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	1	1
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	99
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	6	6
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	74
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	50
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	99
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	238	238
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	101
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	128	129
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	213	213
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	275	276
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	125	126
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	81	82
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	200	202
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	200	205
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	100	100
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	50	51
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/29	700	713
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	200	201
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/29	300	303
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/30	300	305
[4]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	35	34
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.521%	9/10/47	125	117
[4]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	122	115
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	398
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	758
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	270
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	195
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	611
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	237
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	681
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	94
[4]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	24
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	956
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	250
[4]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	194
[4]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	380
[4]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	236
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	512
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	1,049
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	253
[4]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	472
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	487
[4]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	137
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	225
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	414
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	63
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	70	69
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	7	7
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	74
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	162	163
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	277
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	388	391
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	150	154
[4]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	1,000	1,011
[4]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/31	1,500	1,534
[4]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/29	120	120
[4]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/32	250	250
[4]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	12	12
[4]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	75
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	39	39
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	75
[4]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	97	98
[4]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	75
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	155	155
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	50	50
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	434	437
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	60	61
[4]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	300	303

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	850	870
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	500	504
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	50	51
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	1,000	1,012
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	1,000	1,020
[4]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/29	700	704
[4]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	140	140
[4]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/29	1,000	1,010
[4]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/31	500	507
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	54	54
[4]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	100	100
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	170	171
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	57	58
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	150	152
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	100	103
[4]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/29	500	505
[4]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/30	263	267
[4]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	135	136
[4]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/31	400	403
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/29	400	403
[4]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/30	150	151
[4]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	176
[4]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	159	160
[4]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	76
[4]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	211	212
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	75	76
[4]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	543	548
[4]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	80	82
[4]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	380	386
[4]	John Deere Owner Trust Series 2024-C	4.150%	8/15/31	250	250
[4]	John Deere Owner Trust Series 2025-A	4.420%	2/17/32	250	251
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	953
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	394
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	316
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.652%	2/15/47	57	55
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	104	101
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2	2
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	183
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	12	11
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	286
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	93	91
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	12	12
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	190
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	5	5
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	196
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	14	14
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,230
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	242
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	378
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,329
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	797
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	69
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	140
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	97
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,947
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	389
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	267
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	167
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	992
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	122
[4]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,118
[4]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	208
[4]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	162	162
[4]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	200	200
[4]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	350	354
[4]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/28	275	275
[4]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/30	140	140
[4]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/29	150	152
[4]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/31	100	102
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	39	39

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	163	163
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	50
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	300	304
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	250	260
[4]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	700	704
[4]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	50	51
[4]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/29	700	709
[4]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/31	250	256
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	190
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	47	46
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	4	4
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	780
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	925
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	790
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	319
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	976
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	389
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	390
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	562
[4]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	219
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	390
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	292
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	783
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	806
[4]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	540
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	1,009
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	118
[4]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	190
[4]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	225	218
[4]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	609
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	723
[4]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	264
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	689
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	104
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	329
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	44
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	21
[4]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	635
[4]	Morgan Stanley Capital I Trust Series 2022-L8	3.919%	4/15/55	750	699
[4]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	325	340
[4]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	200	209
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	150	161
[4]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	32	32
[4]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	50	50
[4]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	200	201
[4]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	50	50
[4]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/28	1,000	1,012
[4]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/28	250	253
[4]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	200	203
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	77	76
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	28	28
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	148
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	137	137
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	100
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	372	373
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	50	50
[4]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	500	504
[4]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	500	514
[4]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	1,000	1,011
[4]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/29	350	354
[4]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	52	51
[4]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	220
[4]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	33	33
[4]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	57	57
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	49	48
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	20	20
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	199
[4]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	10	10
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	110	110
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	98	98

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	32	32
[4]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	101
[4]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	71	71
[4]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	75	76
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	10	10
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	120	121
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	80	81
[4]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	146	146
[4]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	120	122
[4]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	300	308
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	302	304
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	200	204
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	350	363
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	181	182
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	83	83
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	50	50
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	500	503
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	800	812
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	380	382
[4]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/29	300	301
[4]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/29	300	301
[4]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	400	405
[4]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	800	815
[4]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	1,275	1,294
[4]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	300	303
[4]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/31	500	508
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	45	45
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	69	69
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	83	82
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	51	51
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	74
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	111	111
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	74
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	141	141
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	100
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	211	212
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	100	101
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	268	269
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	75	76
[4]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	250	253
[4]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	200	206
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	400	402
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	100	101
[4]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	1,250	1,267
[4]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/29	575	580
[4]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/29	400	406
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	205	207
[4]	Toyota Auto Receivables Owner Trust Series 2025-A	4.640%	8/15/29	800	807
[4]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/30	800	814
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	783
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	339
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	585
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	145
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	704
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	290
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	424
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	584
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	251
[4]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	386
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	588
[4]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	314
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	474
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	196
[4]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	317
[4]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,179
[4]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	785
[4]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	148
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	470
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	590

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	97
[4]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	960
[4]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	568
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	384
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	119
[4]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	420
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	253
[4]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	525
[4]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	875
[4]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	740	746
[4]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	150	150
[4]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	200	204
[4]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	200	200
[4]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	525	530
[4]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	2,000	2,003
[4]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	250	253
[4]	Verizon Master Trust Series 2025-1	4.710%	1/21/31	900	914
[4]	Verizon Master Trust Series 2025-3	4.510%	3/20/30	500	502
[4]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	362	364
[4]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	200	202
[4]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/28	300	302
[4]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/30	150	151
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	68	68
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	189	190
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	50	51
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	200	203
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	150	154
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	275	278
[4]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	115	116
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	36	36
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	6	6
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	199
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	512
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	319
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	320
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	96
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	207
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	837
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	234
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	703
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	383
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	392
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	588
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	145
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	974
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,160
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,183
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,181
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	195
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	765
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	990
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	468
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,070
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	496
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	956
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	672
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	731
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	186
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	320
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	704
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	425
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	896
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	122
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	153
[4]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	355
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/57	600	626
[4]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	300	306
[4]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	725	734
[4]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	550	553
[4]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	28	27

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	91
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	64	62
[4]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	120	120
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	231	229
[4]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	56	56
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	49
[4]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	86	86
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	124
[4]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	90	89
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	99
[4]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	252	252
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	100
[4]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	205	205
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	275	277
[4]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	165	165
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	25	25
[4]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	500	505
[4]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	350	352
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	100	101
[4]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	1,000	1,010
[4]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/29	250	251
[4]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/30	175	176
[4]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/30	400	405
[4]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/30	400	409
[4]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	51	51
[4]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	50	50
[4]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/28	250	251
[4]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/30	250	251
[4]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	177
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $503,079)					481,155
Corporate Bonds (9.7%)
Communications (0.7%)
	Alphabet Inc.	0.800%	8/15/27	542	509
	Alphabet Inc.	4.000%	5/15/30	575	575
	Alphabet Inc.	1.100%	8/15/30	2,773	2,395
	Alphabet Inc.	4.500%	5/15/35	725	715
	Alphabet Inc.	1.900%	8/15/40	1,000	671
	Alphabet Inc.	2.050%	8/15/50	2,500	1,396
	Alphabet Inc.	5.250%	5/15/55	1,000	984
	Alphabet Inc.	2.250%	8/15/60	1,100	585
	Alphabet Inc.	5.300%	5/15/65	475	465
	America Movil SAB de CV	3.625%	4/22/29	700	679
	America Movil SAB de CV	2.875%	5/7/30	700	647
	America Movil SAB de CV	4.700%	7/21/32	1,000	992
	America Movil SAB de CV	5.000%	1/20/33	469	470
	America Movil SAB de CV	6.375%	3/1/35	800	873
	America Movil SAB de CV	6.125%	11/15/37	300	318
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,566
	America Movil SAB de CV	4.375%	7/16/42	950	800
	America Movil SAB de CV	4.375%	4/22/49	1,000	817
	AppLovin Corp.	5.125%	12/1/29	750	760
	AppLovin Corp.	5.375%	12/1/31	871	886
	AppLovin Corp.	5.950%	12/1/54	700	683
	AT&T Inc.	3.800%	2/15/27	1,820	1,806
	AT&T Inc.	1.650%	2/1/28	2,750	2,581
[4]	AT&T Inc.	4.100%	2/15/28	952	948
	AT&T Inc.	4.350%	3/1/29	1,000	1,002
[4]	AT&T Inc.	4.300%	2/15/30	1,849	1,844
	AT&T Inc.	4.700%	8/15/30	200	202
	AT&T Inc.	2.250%	2/1/32	1,254	1,080
	AT&T Inc.	2.550%	12/1/33	3,868	3,238
	AT&T Inc.	4.500%	5/15/35	2,000	1,906
	AT&T Inc.	5.375%	8/15/35	425	433
	AT&T Inc.	5.250%	3/1/37	1,100	1,099
	AT&T Inc.	4.900%	8/15/37	1,405	1,346
	AT&T Inc.	4.850%	3/1/39	1,000	946
	AT&T Inc.	3.500%	6/1/41	2,900	2,274
	AT&T Inc.	4.300%	12/15/42	1,523	1,283

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.350%	6/15/45	1,137	942
	AT&T Inc.	4.750%	5/15/46	1,909	1,666
[4]	AT&T Inc.	5.150%	11/15/46	742	683
	AT&T Inc.	5.650%	2/15/47	200	199
	AT&T Inc.	4.500%	3/9/48	1,900	1,581
	AT&T Inc.	4.550%	3/9/49	1,424	1,183
	AT&T Inc.	3.650%	6/1/51	2,885	2,046
	AT&T Inc.	3.300%	2/1/52	1,100	724
	AT&T Inc.	3.500%	9/15/53	7,250	4,908
	AT&T Inc.	3.550%	9/15/55	7,151	4,824
	AT&T Inc.	6.050%	8/15/56	1,125	1,149
	AT&T Inc.	3.800%	12/1/57	5,253	3,675
	AT&T Inc.	3.650%	9/15/59	6,824	4,576
	AT&T Inc.	3.850%	6/1/60	1,155	808
	Baidu Inc.	3.625%	7/6/27	325	321
	Baidu Inc.	4.375%	3/29/28	400	401
	Baidu Inc.	4.875%	11/14/28	750	763
	Baidu Inc.	3.425%	4/7/30	320	307
	Baidu Inc.	2.375%	8/23/31	925	825
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	3,637	3,632
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	400	322
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	935	879
	Booking Holdings Inc.	3.550%	3/15/28	650	640
	Booking Holdings Inc.	4.625%	4/13/30	1,500	1,518
	British Telecommunications plc	5.125%	12/4/28	250	255
	British Telecommunications plc	9.625%	12/15/30	2,300	2,829
	Charter Communications Operating LLC	6.150%	11/10/26	1,000	1,019
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,353
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	991
	Charter Communications Operating LLC	2.250%	1/15/29	2,000	1,843
	Charter Communications Operating LLC	5.050%	3/30/29	1,000	1,010
	Charter Communications Operating LLC	6.100%	6/1/29	1,000	1,047
	Charter Communications Operating LLC	2.800%	4/1/31	1,215	1,083
	Charter Communications Operating LLC	2.300%	2/1/32	800	674
	Charter Communications Operating LLC	4.400%	4/1/33	2,856	2,687
	Charter Communications Operating LLC	6.650%	2/1/34	750	803
	Charter Communications Operating LLC	6.550%	6/1/34	1,500	1,600
	Charter Communications Operating LLC	6.384%	10/23/35	3,164	3,323
	Charter Communications Operating LLC	3.500%	6/1/41	2,133	1,548
	Charter Communications Operating LLC	3.500%	3/1/42	2,000	1,427
	Charter Communications Operating LLC	6.484%	10/23/45	3,545	3,512
	Charter Communications Operating LLC	5.375%	5/1/47	3,850	3,339
	Charter Communications Operating LLC	5.750%	4/1/48	400	364
	Charter Communications Operating LLC	5.125%	7/1/49	750	623
	Charter Communications Operating LLC	4.800%	3/1/50	3,227	2,584
	Charter Communications Operating LLC	3.700%	4/1/51	1,000	667
	Charter Communications Operating LLC	3.900%	6/1/52	2,400	1,645
	Charter Communications Operating LLC	5.250%	4/1/53	281	240
	Charter Communications Operating LLC	3.850%	4/1/61	2,350	1,505
	Charter Communications Operating LLC	4.400%	12/1/61	1,300	912
	Charter Communications Operating LLC	5.500%	4/1/63	900	761
	Comcast Corp.	2.350%	1/15/27	1,930	1,877
	Comcast Corp.	3.300%	2/1/27	1,375	1,356
	Comcast Corp.	3.300%	4/1/27	1,250	1,231
	Comcast Corp.	3.150%	2/15/28	1,381	1,346
	Comcast Corp.	4.150%	10/15/28	5,341	5,331
	Comcast Corp.	4.550%	1/15/29	816	825
	Comcast Corp.	5.100%	6/1/29	3,000	3,097
	Comcast Corp.	2.650%	2/1/30	1,050	975
	Comcast Corp.	3.400%	4/1/30	1,375	1,319
	Comcast Corp.	4.250%	10/15/30	1,200	1,194
	Comcast Corp.	1.950%	1/15/31	389	341
	Comcast Corp.	1.500%	2/15/31	161	137
	Comcast Corp.	4.950%	5/15/32	375	381
	Comcast Corp.	7.050%	3/15/33	1,025	1,165
	Comcast Corp.	5.300%	6/1/34	200	205
	Comcast Corp.	4.200%	8/15/34	1,259	1,190
	Comcast Corp.	5.300%	5/15/35	800	815
	Comcast Corp.	4.400%	8/15/35	2,314	2,193
	Comcast Corp.	6.500%	11/15/35	71	79

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.200%	7/15/36	700	585
	Comcast Corp.	6.450%	3/15/37	1,350	1,481
	Comcast Corp.	3.900%	3/1/38	1,225	1,061
	Comcast Corp.	4.600%	10/15/38	2,300	2,129
	Comcast Corp.	3.250%	11/1/39	200	156
	Comcast Corp.	3.750%	4/1/40	1,350	1,119
	Comcast Corp.	4.650%	7/15/42	565	501
	Comcast Corp.	4.600%	8/15/45	291	251
	Comcast Corp.	3.400%	7/15/46	4,700	3,335
	Comcast Corp.	4.000%	8/15/47	1,700	1,313
	Comcast Corp.	3.969%	11/1/47	1,871	1,438
	Comcast Corp.	4.000%	3/1/48	1,186	915
	Comcast Corp.	3.999%	11/1/49	803	611
	Comcast Corp.	3.450%	2/1/50	1,400	963
	Comcast Corp.	2.800%	1/15/51	1,575	943
	Comcast Corp.	2.887%	11/1/51	3,620	2,200
	Comcast Corp.	2.450%	8/15/52	2,200	1,196
	Comcast Corp.	5.350%	5/15/53	750	694
	Comcast Corp.	6.050%	5/15/55	500	510
	Comcast Corp.	2.937%	11/1/56	5,288	3,104
	Comcast Corp.	4.950%	10/15/58	1,150	984
	Comcast Corp.	2.650%	8/15/62	1,000	521
	Comcast Corp.	2.987%	11/1/63	2,384	1,340
	Comcast Corp.	5.500%	5/15/64	300	279
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,074
[4]	Discovery Communications LLC	3.950%	3/20/28	130	124
[4]	Discovery Communications LLC	4.125%	5/15/29	230	214
[4]	Discovery Communications LLC	3.625%	5/15/30	65	57
	Discovery Communications LLC	5.000%	9/20/37	530	348
[4]	Discovery Communications LLC	6.350%	6/1/40	1,033	684
	Electronic Arts Inc.	1.850%	2/15/31	152	132
	Electronic Arts Inc.	2.950%	2/15/51	600	375
	Expedia Group Inc.	4.625%	8/1/27	900	904
	Expedia Group Inc.	3.800%	2/15/28	1,500	1,478
	Expedia Group Inc.	3.250%	2/15/30	1,620	1,530
	Expedia Group Inc.	2.950%	3/15/31	270	246
	Expedia Group Inc.	5.400%	2/15/35	346	348
	FactSet Research Systems Inc.	3.450%	3/1/32	500	456
	Fox Corp.	4.709%	1/25/29	4,200	4,236
	Fox Corp.	3.500%	4/8/30	560	536
	Fox Corp.	6.500%	10/13/33	400	433
	Fox Corp.	5.476%	1/25/39	350	342
	Fox Corp.	5.576%	1/25/49	1,500	1,405
	Grupo Televisa SAB	8.500%	3/11/32	50	56
	Grupo Televisa SAB	6.625%	1/15/40	500	468
	Grupo Televisa SAB	5.000%	5/13/45	1,240	891
	Grupo Televisa SAB	6.125%	1/31/46	350	288
	Grupo Televisa SAB	5.250%	5/24/49	600	429
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	404
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	371
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	788
	Koninklijke KPN NV	8.375%	10/1/30	500	586
	Meta Platforms Inc.	3.500%	8/15/27	1,000	991
	Meta Platforms Inc.	4.600%	5/15/28	1,225	1,248
	Meta Platforms Inc.	4.300%	8/15/29	823	831
	Meta Platforms Inc.	4.800%	5/15/30	200	206
	Meta Platforms Inc.	4.550%	8/15/31	809	820
	Meta Platforms Inc.	3.850%	8/15/32	3,975	3,823
	Meta Platforms Inc.	4.750%	8/15/34	666	669
	Meta Platforms Inc.	4.450%	8/15/52	2,450	2,065
	Meta Platforms Inc.	5.600%	5/15/53	2,200	2,199
	Meta Platforms Inc.	5.400%	8/15/54	2,001	1,951
	Meta Platforms Inc.	4.650%	8/15/62	1,200	1,012
	Meta Platforms Inc.	5.750%	5/15/63	1,427	1,440
	Meta Platforms Inc.	5.550%	8/15/64	2,625	2,566
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,248
	Netflix Inc.	4.375%	11/15/26	894	899
	Netflix Inc.	4.875%	4/15/28	2,346	2,394
	Netflix Inc.	5.875%	11/15/28	5,319	5,607
	Netflix Inc.	6.375%	5/15/29	322	347

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Netflix Inc.	4.875%	6/15/30	583	596
	Omnicom Group Inc.	2.450%	4/30/30	620	565
	Omnicom Group Inc.	4.200%	6/1/30	400	395
	Omnicom Group Inc.	2.600%	8/1/31	750	664
	Omnicom Group Inc.	5.300%	11/1/34	500	504
	Orange SA	9.000%	3/1/31	1,860	2,259
	Orange SA	5.375%	1/13/42	700	682
	Orange SA	5.500%	2/6/44	600	591
	Paramount Global	2.900%	1/15/27	599	583
	Paramount Global	3.375%	2/15/28	1,425	1,379
	Paramount Global	3.700%	6/1/28	400	389
	Paramount Global	7.875%	7/30/30	400	444
	Paramount Global	4.950%	1/15/31	1,900	1,847
	Paramount Global	4.200%	5/19/32	1,500	1,370
	Paramount Global	5.500%	5/15/33	1,098	1,060
	Paramount Global	6.875%	4/30/36	1,266	1,297
	Paramount Global	5.900%	10/15/40	300	273
	Paramount Global	4.850%	7/1/42	873	689
	Paramount Global	4.375%	3/15/43	2,268	1,670
	Paramount Global	5.850%	9/1/43	2,565	2,228
	Paramount Global	5.250%	4/1/44	500	398
	Paramount Global	4.900%	8/15/44	500	386
	Paramount Global	4.600%	1/15/45	1,040	770
	Paramount Global	4.950%	5/19/50	500	382
	Rogers Communications Inc.	5.000%	2/15/29	1,522	1,544
	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,766
	Rogers Communications Inc.	5.300%	2/15/34	2,602	2,605
	Rogers Communications Inc.	4.500%	3/15/42	1,900	1,621
	Rogers Communications Inc.	4.500%	3/15/43	540	455
	Rogers Communications Inc.	5.000%	3/15/44	500	445
	Rogers Communications Inc.	4.300%	2/15/48	350	282
	Rogers Communications Inc.	4.350%	5/1/49	500	402
	Rogers Communications Inc.	3.700%	11/15/49	500	365
	Rogers Communications Inc.	4.550%	3/15/52	1,700	1,383
	Sprint Capital Corp.	6.875%	11/15/28	909	976
	Sprint Capital Corp.	8.750%	3/15/32	2,660	3,227
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	495
	Take-Two Interactive Software Inc.	4.950%	3/28/28	580	589
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	474
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,666
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,440
	Telefonica Emisiones SA	5.213%	3/8/47	656	580
	Telefonica Emisiones SA	4.895%	3/6/48	1,252	1,053
	Telefonica Emisiones SA	5.520%	3/1/49	1,000	913
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,827
	TELUS Corp.	2.800%	2/16/27	500	488
	TELUS Corp.	3.400%	5/13/32	350	319
	TELUS Corp.	4.300%	6/15/49	500	390
	Tencent Music Entertainment Group	2.000%	9/3/30	400	354
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	550	640
	Time Warner Cable LLC	6.550%	5/1/37	1,000	1,033
	Time Warner Cable LLC	6.750%	6/15/39	1,250	1,296
	Time Warner Cable LLC	5.875%	11/15/40	1,010	969
	Time Warner Cable LLC	5.500%	9/1/41	300	273
	Time Warner Cable LLC	4.500%	9/15/42	1,230	979
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,455
	T-Mobile USA Inc.	5.375%	4/15/27	335	335
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	1,021
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,890
	T-Mobile USA Inc.	4.950%	3/15/28	314	319
	T-Mobile USA Inc.	4.800%	7/15/28	1,000	1,014
	T-Mobile USA Inc.	4.850%	1/15/29	1,000	1,015
	T-Mobile USA Inc.	2.625%	2/15/29	670	629
	T-Mobile USA Inc.	2.400%	3/15/29	275	256
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,093
	T-Mobile USA Inc.	4.200%	10/1/29	189	188
	T-Mobile USA Inc.	3.875%	4/15/30	10,075	9,782
	T-Mobile USA Inc.	2.550%	2/15/31	1,952	1,749
	T-Mobile USA Inc.	2.875%	2/15/31	893	813
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,752

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.250%	11/15/31	900	780
	T-Mobile USA Inc.	2.700%	3/15/32	925	815
	T-Mobile USA Inc.	5.125%	5/15/32	264	269
	T-Mobile USA Inc.	5.200%	1/15/33	1,160	1,178
	T-Mobile USA Inc.	5.050%	7/15/33	2,120	2,133
	T-Mobile USA Inc.	5.750%	1/15/34	750	785
	T-Mobile USA Inc.	5.150%	4/15/34	1,500	1,519
	T-Mobile USA Inc.	4.375%	4/15/40	2,500	2,211
	T-Mobile USA Inc.	3.000%	2/15/41	2,900	2,120
	T-Mobile USA Inc.	4.500%	4/15/50	2,700	2,231
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,054
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,401
	T-Mobile USA Inc.	5.750%	1/15/54	1,019	998
	T-Mobile USA Inc.	5.250%	6/15/55	400	365
	T-Mobile USA Inc.	5.875%	11/15/55	459	460
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,198
	T-Mobile USA Inc.	5.800%	9/15/62	335	328
[4]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,381
[4]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	57
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	319
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	271
	Uber Technologies Inc.	4.300%	1/15/30	1,250	1,245
	Uber Technologies Inc.	4.800%	9/15/34	1,275	1,255
	Uber Technologies Inc.	5.350%	9/15/54	1,100	1,028
	VeriSign Inc.	2.700%	6/15/31	700	626
	VeriSign Inc.	5.250%	6/1/32	363	370
	Verizon Communications Inc.	2.100%	3/22/28	700	663
	Verizon Communications Inc.	4.016%	12/3/29	3,614	3,565
	Verizon Communications Inc.	3.150%	3/22/30	1,290	1,221
	Verizon Communications Inc.	1.500%	9/18/30	500	432
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,613
	Verizon Communications Inc.	1.750%	1/20/31	400	345
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,229
	Verizon Communications Inc.	2.355%	3/15/32	3,115	2,684
	Verizon Communications Inc.	5.050%	5/9/33	816	827
	Verizon Communications Inc.	4.500%	8/10/33	1,775	1,724
	Verizon Communications Inc.	4.400%	11/1/34	1,964	1,865
	Verizon Communications Inc.	4.780%	2/15/35	1,800	1,754
	Verizon Communications Inc.	5.250%	4/2/35	1,182	1,192
	Verizon Communications Inc.	4.272%	1/15/36	1,254	1,159
	Verizon Communications Inc.	5.250%	3/16/37	862	858
[9]	Verizon Communications Inc.	5.401%	7/2/37	10,861	10,924
	Verizon Communications Inc.	4.812%	3/15/39	958	899
	Verizon Communications Inc.	2.650%	11/20/40	5,985	4,222
	Verizon Communications Inc.	3.400%	3/22/41	2,888	2,227
	Verizon Communications Inc.	2.850%	9/3/41	905	640
	Verizon Communications Inc.	4.750%	11/1/41	500	450
	Verizon Communications Inc.	6.550%	9/15/43	500	548
	Verizon Communications Inc.	4.125%	8/15/46	1,380	1,108
	Verizon Communications Inc.	4.862%	8/21/46	1,830	1,634
	Verizon Communications Inc.	4.522%	9/15/48	1,000	845
	Verizon Communications Inc.	4.000%	3/22/50	1,200	915
	Verizon Communications Inc.	2.875%	11/20/50	5,007	3,117
	Verizon Communications Inc.	3.550%	3/22/51	200	143
	Verizon Communications Inc.	3.875%	3/1/52	200	149
	Verizon Communications Inc.	5.500%	2/23/54	500	483
	Verizon Communications Inc.	4.672%	3/15/55	200	169
	Verizon Communications Inc.	2.987%	10/30/56	4,339	2,612
	Verizon Communications Inc.	3.000%	11/20/60	1,500	882
	Verizon Communications Inc.	3.700%	3/22/61	2,240	1,545
	Vodafone Group plc	6.150%	2/27/37	426	456
	Vodafone Group plc	5.250%	5/30/48	2,200	2,013
	Vodafone Group plc	4.875%	6/19/49	2,750	2,365
	Vodafone Group plc	4.250%	9/17/50	1,600	1,246
	Vodafone Group plc	5.625%	2/10/53	1,299	1,225
	Vodafone Group plc	5.750%	2/10/63	200	187
	Vodafone Group plc	5.875%	6/28/64	850	815
	Walt Disney Co.	3.375%	11/15/26	281	278
	Walt Disney Co.	3.700%	3/23/27	400	399
	Walt Disney Co.	2.200%	1/13/28	500	479

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	2.000%	9/1/29	1,696	1,557
	Walt Disney Co.	3.800%	3/22/30	585	576
	Walt Disney Co.	2.650%	1/13/31	3,000	2,765
	Walt Disney Co.	6.550%	3/15/33	392	442
	Walt Disney Co.	6.200%	12/15/34	275	307
	Walt Disney Co.	6.400%	12/15/35	4,968	5,589
	Walt Disney Co.	6.150%	3/1/37	800	873
	Walt Disney Co.	4.625%	3/23/40	475	453
	Walt Disney Co.	3.500%	5/13/40	2,700	2,216
	Walt Disney Co.	5.400%	10/1/43	600	596
	Walt Disney Co.	4.750%	9/15/44	690	623
	Walt Disney Co.	4.950%	10/15/45	100	92
	Walt Disney Co.	2.750%	9/1/49	2,000	1,258
	Walt Disney Co.	3.600%	1/13/51	1,200	886
	Walt Disney Co.	3.800%	5/13/60	1,100	803
[4]	Warnermedia Holdings Inc.	3.755%	3/15/27	115	112
[4]	Warnermedia Holdings Inc.	4.054%	3/15/29	130	121
[4]	Warnermedia Holdings Inc.	4.279%	3/15/32	115	97
[4]	Warnermedia Holdings Inc.	5.050%	3/15/42	45	30
[4]	Warnermedia Holdings Inc.	5.141%	3/15/52	110	68
	Weibo Corp.	3.375%	7/8/30	650	605
					417,348
Consumer Discretionary (0.6%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,292
[9]	Alibaba Group Holding Ltd.	4.875%	5/26/30	850	868
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,285
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	577
[9]	Alibaba Group Holding Ltd.	5.250%	5/26/35	1,000	1,011
	Alibaba Group Holding Ltd.	4.000%	12/6/37	735	649
	Alibaba Group Holding Ltd.	2.700%	2/9/41	650	452
	Alibaba Group Holding Ltd.	4.200%	12/6/47	600	480
	Alibaba Group Holding Ltd.	3.150%	2/9/51	950	616
[9]	Alibaba Group Holding Ltd.	5.625%	11/26/54	550	536
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	557
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	557
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,225
	Amazon.com Inc.	1.200%	6/3/27	2,200	2,088
	Amazon.com Inc.	3.150%	8/22/27	2,334	2,296
	Amazon.com Inc.	4.550%	12/1/27	1,216	1,232
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,996
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,717
	Amazon.com Inc.	4.650%	12/1/29	2,000	2,045
	Amazon.com Inc.	1.500%	6/3/30	1,000	885
	Amazon.com Inc.	2.100%	5/12/31	4,750	4,218
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,675
	Amazon.com Inc.	4.700%	12/1/32	3,000	3,054
	Amazon.com Inc.	4.800%	12/5/34	975	995
	Amazon.com Inc.	3.875%	8/22/37	2,890	2,613
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,604
	Amazon.com Inc.	4.950%	12/5/44	1,025	993
	Amazon.com Inc.	4.050%	8/22/47	3,400	2,810
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,080
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,039
	Amazon.com Inc.	3.950%	4/13/52	400	316
	Amazon.com Inc.	4.250%	8/22/57	785	643
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,031
	Amazon.com Inc.	3.250%	5/12/61	1,400	911
[4]	American Honda Finance Corp.	5.250%	7/7/26	600	605
[4]	American Honda Finance Corp.	2.300%	9/9/26	250	244
[4]	American Honda Finance Corp.	4.400%	10/5/26	1,400	1,401
[4]	American Honda Finance Corp.	2.350%	1/8/27	375	364
	American Honda Finance Corp.	4.900%	3/12/27	1,350	1,362
[4]	American Honda Finance Corp.	4.900%	7/9/27	400	405
[4]	American Honda Finance Corp.	4.450%	10/22/27	700	702
	American Honda Finance Corp.	4.550%	3/3/28	605	608
[4]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,221
[4]	American Honda Finance Corp.	5.125%	7/7/28	600	612
	American Honda Finance Corp.	5.650%	11/15/28	600	623
[4]	American Honda Finance Corp.	2.250%	1/12/29	250	232

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	American Honda Finance Corp.	4.400%	9/5/29	750	747
	American Honda Finance Corp.	4.800%	3/5/30	1,163	1,172
	American Honda Finance Corp.	4.600%	4/17/30	500	500
[4]	American Honda Finance Corp.	5.050%	7/10/31	350	355
[4]	American Honda Finance Corp.	4.850%	10/23/31	750	752
[4]	American Honda Finance Corp.	4.900%	1/10/34	1,600	1,581
	American Honda Finance Corp.	5.200%	3/5/35	762	758
[4]	American University	3.672%	4/1/49	400	301
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/29	150	148
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/29	500	499
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	625	603
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/46	225	170
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	1,300	781
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/52	900	645
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/54	1,250	1,120
	AutoNation Inc.	3.800%	11/15/27	250	246
	AutoNation Inc.	1.950%	8/1/28	1,000	928
	AutoNation Inc.	3.850%	3/1/32	500	460
	AutoNation Inc.	5.890%	3/15/35	113	115
	AutoZone Inc.	5.050%	7/15/26	500	504
	AutoZone Inc.	3.750%	6/1/27	700	693
	AutoZone Inc.	4.500%	2/1/28	300	302
	AutoZone Inc.	6.250%	11/1/28	500	530
	AutoZone Inc.	3.750%	4/18/29	550	538
	AutoZone Inc.	5.100%	7/15/29	400	410
	AutoZone Inc.	4.000%	4/15/30	1,827	1,789
	AutoZone Inc.	5.125%	6/15/30	350	359
	AutoZone Inc.	1.650%	1/15/31	1,158	992
	AutoZone Inc.	4.750%	8/1/32	500	498
	AutoZone Inc.	4.750%	2/1/33	500	495
	AutoZone Inc.	5.200%	8/1/33	500	506
	AutoZone Inc.	6.550%	11/1/33	300	331
	AutoZone Inc.	5.400%	7/15/34	200	205
	Best Buy Co. Inc.	4.450%	10/1/28	987	989
	BorgWarner Inc.	2.650%	7/1/27	900	871
	BorgWarner Inc.	4.950%	8/15/29	200	203
	BorgWarner Inc.	5.400%	8/15/34	200	202
	BorgWarner Inc.	4.375%	3/15/45	500	413
[4]	Brown University	2.924%	9/1/50	500	330
	Brunswick Corp.	2.400%	8/18/31	500	425
	Brunswick Corp.	4.400%	9/15/32	500	467
	Brunswick Corp.	5.100%	4/1/52	500	383
[4]	California Endowment	2.498%	4/1/51	150	87
	California Institute of Technology	4.700%	11/1/11	325	265
	California Institute of Technology	3.650%	9/1/19	450	285
[4]	Case Western Reserve University	5.405%	6/1/22	200	186
	Choice Hotels International Inc.	3.700%	12/1/29	500	475
	Choice Hotels International Inc.	5.850%	8/1/34	725	731
	Claremont Mckenna College	3.775%	1/1/22	275	175
	Cornell University	4.835%	6/15/34	500	502
	Darden Restaurants Inc.	3.850%	5/1/27	750	744
	Darden Restaurants Inc.	4.350%	10/15/27	336	337
	Darden Restaurants Inc.	4.550%	10/15/29	550	549
	Darden Restaurants Inc.	6.300%	10/10/33	246	264
	Dick's Sporting Goods Inc.	3.150%	1/15/32	308	276
	Dick's Sporting Goods Inc.	4.100%	1/15/52	550	392
	DR Horton Inc.	4.850%	10/15/30	750	757
	DR Horton Inc.	5.500%	10/15/35	574	584
[4]	Duke University	2.682%	10/1/44	300	213
[4]	Duke University	2.757%	10/1/50	340	216
[4]	Duke University	2.832%	10/1/55	550	336
	eBay Inc.	3.600%	6/5/27	500	495
	eBay Inc.	2.700%	3/11/30	865	802
	eBay Inc.	2.600%	5/10/31	675	606
	eBay Inc.	6.300%	11/22/32	500	546
	eBay Inc.	3.650%	5/10/51	925	670
[4]	Emory University	2.143%	9/1/30	600	540
[4]	Emory University	2.969%	9/1/50	150	98
	Ferguson Enterprises Inc.	5.000%	10/3/34	635	630
[4]	Ford Foundation	2.415%	6/1/50	250	147

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ford Foundation	2.815%	6/1/70	750	418
	Ford Motor Co.	4.346%	12/8/26	643	639
	Ford Motor Co.	9.625%	4/22/30	2,150	2,474
	Ford Motor Co.	7.450%	7/16/31	757	820
	Ford Motor Co.	3.250%	2/12/32	2,729	2,301
	Ford Motor Co.	6.100%	8/19/32	111	111
	Ford Motor Co.	4.750%	1/15/43	1,260	969
	Ford Motor Co.	7.400%	11/1/46	80	82
	Ford Motor Credit Co. LLC	4.542%	8/1/26	239	237
	Ford Motor Credit Co. LLC	5.125%	11/5/26	1,500	1,497
	Ford Motor Credit Co. LLC	4.271%	1/9/27	286	281
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,825	1,839
	Ford Motor Credit Co. LLC	4.950%	5/28/27	477	474
	Ford Motor Credit Co. LLC	4.125%	8/17/27	365	357
	Ford Motor Credit Co. LLC	3.815%	11/2/27	239	231
	Ford Motor Credit Co. LLC	7.350%	11/4/27	277	288
	Ford Motor Credit Co. LLC	2.900%	2/16/28	739	693
	Ford Motor Credit Co. LLC	6.800%	5/12/28	477	493
	Ford Motor Credit Co. LLC	6.798%	11/7/28	1,050	1,088
	Ford Motor Credit Co. LLC	2.900%	2/10/29	200	182
	Ford Motor Credit Co. LLC	5.800%	3/8/29	1,100	1,103
	Ford Motor Credit Co. LLC	5.113%	5/3/29	723	707
	Ford Motor Credit Co. LLC	5.303%	9/6/29	1,500	1,473
	Ford Motor Credit Co. LLC	5.875%	11/7/29	2,000	2,006
	Ford Motor Credit Co. LLC	7.200%	6/10/30	950	999
	Ford Motor Credit Co. LLC	4.000%	11/13/30	1,727	1,576
	Ford Motor Credit Co. LLC	6.050%	3/5/31	4,000	3,992
	Ford Motor Credit Co. LLC	3.625%	6/17/31	510	449
	Ford Motor Credit Co. LLC	6.054%	11/5/31	2,157	2,146
	Ford Motor Credit Co. LLC	6.532%	3/19/32	476	483
	Ford Motor Credit Co. LLC	7.122%	11/7/33	1,702	1,766
	Ford Motor Credit Co. LLC	6.125%	3/8/34	750	730
	Ford Motor Credit Co. LLC	6.500%	2/7/35	485	485
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	379
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	469
	Fortune Brands Innovations Inc.	5.875%	6/1/33	500	524
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	400
	General Motors Co.	4.200%	10/1/27	400	396
	General Motors Co.	6.800%	10/1/27	1,050	1,093
	General Motors Co.	5.350%	4/15/28	375	381
	General Motors Co.	5.000%	10/1/28	650	656
	General Motors Co.	5.400%	10/15/29	500	510
	General Motors Co.	5.625%	4/15/30	800	818
	General Motors Co.	5.600%	10/15/32	175	178
	General Motors Co.	5.000%	4/1/35	1,030	971
	General Motors Co.	6.250%	4/15/35	600	617
	General Motors Co.	6.600%	4/1/36	600	634
	General Motors Co.	5.150%	4/1/38	825	766
	General Motors Co.	6.250%	10/2/43	1,235	1,211
	General Motors Co.	5.200%	4/1/45	1,120	960
	General Motors Co.	6.750%	4/1/46	700	716
	General Motors Co.	5.400%	4/1/48	425	370
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	521
	General Motors Financial Co. Inc.	4.350%	1/17/27	910	905
	General Motors Financial Co. Inc.	5.000%	4/9/27	730	734
	General Motors Financial Co. Inc.	5.000%	7/15/27	425	427
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	228
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,440
	General Motors Financial Co. Inc.	3.850%	1/5/28	300	294
	General Motors Financial Co. Inc.	5.050%	4/4/28	366	369
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	823
	General Motors Financial Co. Inc.	5.800%	6/23/28	1,100	1,133
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	339
	General Motors Financial Co. Inc.	5.800%	1/7/29	1,700	1,751
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	792
	General Motors Financial Co. Inc.	4.300%	4/6/29	1,500	1,467
	General Motors Financial Co. Inc.	5.550%	7/15/29	3,450	3,524
	General Motors Financial Co. Inc.	4.900%	10/6/29	825	824
	General Motors Financial Co. Inc.	5.350%	1/7/30	2,500	2,529
	General Motors Financial Co. Inc.	5.850%	4/6/30	222	229

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,225	1,146
	General Motors Financial Co. Inc.	5.450%	7/15/30	400	406
	General Motors Financial Co. Inc.	2.350%	1/8/31	332	287
	General Motors Financial Co. Inc.	5.750%	2/8/31	250	257
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	787
	General Motors Financial Co. Inc.	5.600%	6/18/31	775	791
	General Motors Financial Co. Inc.	5.625%	4/4/32	295	298
	General Motors Financial Co. Inc.	6.400%	1/9/33	200	210
	General Motors Financial Co. Inc.	6.100%	1/7/34	800	824
	General Motors Financial Co. Inc.	5.950%	4/4/34	2,184	2,216
	General Motors Financial Co. Inc.	5.450%	9/6/34	253	247
	General Motors Financial Co. Inc.	5.900%	1/7/35	1,729	1,737
	General Motors Financial Co. Inc.	6.150%	7/15/35	925	945
	Genuine Parts Co.	6.500%	11/1/28	248	263
	Genuine Parts Co.	4.950%	8/15/29	607	616
	Genuine Parts Co.	1.875%	11/1/30	600	519
	Genuine Parts Co.	6.875%	11/1/33	400	445
[4]	George Washington University	4.300%	9/15/44	550	465
[4]	George Washington University	4.126%	9/15/48	800	639
[4]	Georgetown University	4.315%	4/1/49	378	312
[4]	Georgetown University	2.943%	4/1/50	405	261
	Georgetown University	5.115%	4/1/53	225	207
[4]	Georgetown University	5.215%	10/1/18	243	214
	GXO Logistics Inc.	6.250%	5/6/29	440	460
	GXO Logistics Inc.	2.650%	7/15/31	500	435
	GXO Logistics Inc.	6.500%	5/6/34	420	439
	Harley-Davidson Inc.	4.625%	7/28/45	500	403
	Hasbro Inc.	3.550%	11/19/26	575	567
	Hasbro Inc.	3.900%	11/19/29	725	699
	Hasbro Inc.	6.350%	3/15/40	400	410
	Hasbro Inc.	5.100%	5/15/44	350	304
	Home Depot Inc.	4.950%	9/30/26	500	505
	Home Depot Inc.	2.500%	4/15/27	3,156	3,072
	Home Depot Inc.	0.900%	3/15/28	850	784
	Home Depot Inc.	3.900%	12/6/28	700	698
	Home Depot Inc.	4.900%	4/15/29	250	257
	Home Depot Inc.	2.950%	6/15/29	2,400	2,296
	Home Depot Inc.	4.750%	6/25/29	900	919
	Home Depot Inc.	2.700%	4/15/30	2,780	2,597
	Home Depot Inc.	1.375%	3/15/31	1,250	1,061
	Home Depot Inc.	4.850%	6/25/31	650	667
	Home Depot Inc.	1.875%	9/15/31	700	603
	Home Depot Inc.	3.250%	4/15/32	925	856
	Home Depot Inc.	4.500%	9/15/32	875	879
	Home Depot Inc.	4.950%	6/25/34	575	582
	Home Depot Inc.	5.875%	12/16/36	4,141	4,441
	Home Depot Inc.	3.300%	4/15/40	2,415	1,928
	Home Depot Inc.	4.200%	4/1/43	975	832
	Home Depot Inc.	4.875%	2/15/44	950	877
	Home Depot Inc.	4.400%	3/15/45	500	430
	Home Depot Inc.	4.250%	4/1/46	1,820	1,524
	Home Depot Inc.	3.900%	6/15/47	900	708
	Home Depot Inc.	4.500%	12/6/48	875	750
	Home Depot Inc.	3.125%	12/15/49	1,042	701
	Home Depot Inc.	3.350%	4/15/50	555	389
	Home Depot Inc.	2.375%	3/15/51	1,000	564
	Home Depot Inc.	3.625%	4/15/52	3,911	2,845
	Home Depot Inc.	4.950%	9/15/52	750	681
	Home Depot Inc.	5.300%	6/25/54	600	576
	Home Depot Inc.	5.400%	6/25/64	194	185
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	752
[7]	Honda Motor Co. Ltd.	4.436%	7/8/28	1,500	1,502
[7]	Honda Motor Co. Ltd.	4.688%	7/8/30	1,250	1,252
[7]	Honda Motor Co. Ltd.	5.337%	7/8/35	800	802
	Hyatt Hotels Corp.	5.750%	1/30/27	300	306
	Hyatt Hotels Corp.	5.050%	3/30/28	304	307
	Hyatt Hotels Corp.	4.375%	9/15/28	850	847
	Hyatt Hotels Corp.	5.250%	6/30/29	300	305
	Hyatt Hotels Corp.	5.750%	4/23/30	800	827
	Hyatt Hotels Corp.	5.375%	12/15/31	750	762

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hyatt Hotels Corp.	5.750%	3/30/32	244	251
	Hyatt Hotels Corp.	5.500%	6/30/34	400	400
	JD.com Inc.	3.375%	1/14/30	300	287
	JD.com Inc.	4.125%	1/14/50	400	315
[4]	Johns Hopkins University	4.705%	7/1/32	375	379
[4]	Johns Hopkins University	4.083%	7/1/53	490	391
	Las Vegas Sands Corp.	3.500%	8/18/26	550	542
	Las Vegas Sands Corp.	5.900%	6/1/27	1,765	1,802
	Las Vegas Sands Corp.	5.625%	6/15/28	200	204
	Las Vegas Sands Corp.	6.000%	8/15/29	200	205
	Las Vegas Sands Corp.	6.000%	6/14/30	225	232
	Las Vegas Sands Corp.	6.200%	8/15/34	550	562
	Lear Corp.	3.800%	9/15/27	204	201
	Lear Corp.	4.250%	5/15/29	400	393
	Lear Corp.	3.500%	5/30/30	350	330
	Lear Corp.	2.600%	1/15/32	500	432
	Lear Corp.	5.250%	5/15/49	250	215
	Lear Corp.	3.550%	1/15/52	500	320
	Leggett & Platt Inc.	3.500%	11/15/27	700	679
	Leggett & Platt Inc.	3.500%	11/15/51	500	319
	Leland Stanford Junior University	1.289%	6/1/27	100	95
	Leland Stanford Junior University	4.679%	3/1/35	500	498
	Leland Stanford Junior University	3.647%	5/1/48	1,075	826
	Leland Stanford Junior University	2.413%	6/1/50	355	211
	Lennar Corp.	4.750%	11/29/27	700	705
	Lennar Corp.	5.200%	7/30/30	325	331
	Lowe's Cos. Inc.	3.100%	5/3/27	642	629
	Lowe's Cos. Inc.	1.300%	4/15/28	500	463
	Lowe's Cos. Inc.	1.700%	9/15/28	925	856
	Lowe's Cos. Inc.	3.650%	4/5/29	672	656
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,385
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	871
	Lowe's Cos. Inc.	2.625%	4/1/31	800	722
	Lowe's Cos. Inc.	3.750%	4/1/32	1,250	1,179
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	1,010
	Lowe's Cos. Inc.	5.150%	7/1/33	500	510
	Lowe's Cos. Inc.	5.000%	4/15/40	525	495
	Lowe's Cos. Inc.	2.800%	9/15/41	925	646
	Lowe's Cos. Inc.	4.250%	9/15/44	63	50
	Lowe's Cos. Inc.	3.700%	4/15/46	1,430	1,064
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,284
	Lowe's Cos. Inc.	4.550%	4/5/49	500	411
	Lowe's Cos. Inc.	5.125%	4/15/50	500	446
	Lowe's Cos. Inc.	3.000%	10/15/50	856	535
	Lowe's Cos. Inc.	3.500%	4/1/51	750	514
	Lowe's Cos. Inc.	4.250%	4/1/52	1,650	1,291
	Lowe's Cos. Inc.	5.750%	7/1/53	900	880
	Lowe's Cos. Inc.	5.800%	9/15/62	668	646
	Lowe's Cos. Inc.	5.850%	4/1/63	450	439
	Magna International Inc.	5.050%	3/14/29	1,000	1,020
	Magna International Inc.	2.450%	6/15/30	500	453
	Magna International Inc.	5.875%	6/1/35	325	333
[4]	Marriott International Inc.	4.650%	12/1/28	2,000	2,014
	Marriott International Inc.	4.875%	5/15/29	500	507
	Marriott International Inc.	4.800%	3/15/30	500	505
[4]	Marriott International Inc.	4.625%	6/15/30	2,300	2,307
[4]	Marriott International Inc.	2.850%	4/15/31	1,200	1,090
[4]	Marriott International Inc.	3.500%	10/15/32	850	773
[4]	Marriott International Inc.	2.750%	10/15/33	250	213
	Marriott International Inc.	5.300%	5/15/34	750	759
	Marriott International Inc.	5.350%	3/15/35	850	857
	Marriott International Inc.	5.500%	4/15/37	775	775
	Masco Corp.	3.500%	11/15/27	100	98
	Masco Corp.	1.500%	2/15/28	500	464
	Masco Corp.	2.000%	10/1/30	500	434
	Masco Corp.	2.000%	2/15/31	500	430
	Masco Corp.	4.500%	5/15/47	475	385
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	370	248
	Massachusetts Institute of Technology	3.067%	4/1/52	500	335
	Massachusetts Institute of Technology	5.618%	6/1/55	500	514

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Institute of Technology	5.600%	7/1/11	860	862
	Massachusetts Institute of Technology	4.678%	7/1/14	700	581
	Massachusetts Institute of Technology	3.885%	7/1/16	200	138
[4]	McDonald's Corp.	3.500%	3/1/27	200	198
[4]	McDonald's Corp.	3.500%	7/1/27	2,750	2,716
[4]	McDonald's Corp.	3.800%	4/1/28	500	496
	McDonald's Corp.	4.800%	8/14/28	600	611
[4]	McDonald's Corp.	5.000%	5/17/29	500	514
[4]	McDonald's Corp.	2.625%	9/1/29	885	831
[4]	McDonald's Corp.	2.125%	3/1/30	600	545
	McDonald's Corp.	4.600%	5/15/30	181	183
[4]	McDonald's Corp.	3.600%	7/1/30	2,675	2,588
	McDonald's Corp.	4.950%	8/14/33	250	255
	McDonald's Corp.	4.950%	3/3/35	1,820	1,818
[4]	McDonald's Corp.	4.700%	12/9/35	675	659
[4]	McDonald's Corp.	6.300%	3/1/38	100	109
[4]	McDonald's Corp.	5.700%	2/1/39	375	389
[4]	McDonald's Corp.	3.700%	2/15/42	725	574
[4]	McDonald's Corp.	3.625%	5/1/43	400	308
[4]	McDonald's Corp.	4.600%	5/26/45	925	803
[4]	McDonald's Corp.	4.875%	12/9/45	1,225	1,104
[4]	McDonald's Corp.	4.450%	3/1/47	750	634
[4]	McDonald's Corp.	4.450%	9/1/48	900	753
[4]	McDonald's Corp.	4.200%	4/1/50	1,000	795
[4]	McDonald's Corp.	5.150%	9/9/52	500	458
	MDC Holdings Inc.	3.850%	1/15/30	1,000	956
	MDC Holdings Inc.	2.500%	1/15/31	300	263
	MDC Holdings Inc.	6.000%	1/15/43	400	361
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	719
	Meritage Homes Corp.	5.650%	3/15/35	468	470
	Mohawk Industries Inc.	5.850%	9/18/28	500	520
	Mohawk Industries Inc.	3.625%	5/15/30	375	359
	NIKE Inc.	2.375%	11/1/26	1,000	979
	NIKE Inc.	2.750%	3/27/27	650	636
	NIKE Inc.	2.850%	3/27/30	1,809	1,704
	NIKE Inc.	3.250%	3/27/40	1,550	1,235
	NIKE Inc.	3.625%	5/1/43	525	417
	NIKE Inc.	3.875%	11/1/45	250	199
	NIKE Inc.	3.375%	3/27/50	1,097	777
	Northwestern University	4.940%	12/1/35	500	504
[4]	Northwestern University	4.643%	12/1/44	350	327
[4]	Northwestern University	2.640%	12/1/50	245	151
[4]	Northwestern University	3.662%	12/1/57	200	143
	NVR Inc.	3.000%	5/15/30	1,250	1,164
	O'Reilly Automotive Inc.	5.750%	11/20/26	600	611
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,283
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	346
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	430
	O'Reilly Automotive Inc.	5.000%	8/19/34	257	255
	Owens Corning	3.400%	8/15/26	500	495
	Owens Corning	5.500%	6/15/27	500	511
	Owens Corning	3.950%	8/15/29	375	367
	Owens Corning	5.700%	6/15/34	675	701
	Owens Corning	4.300%	7/15/47	710	572
	Owens Corning	4.400%	1/30/48	525	429
	Owens Corning	5.950%	6/15/54	600	606
[4]	President & Fellows of Harvard College	4.609%	2/15/35	500	496
	President & Fellows of Harvard College	4.875%	10/15/40	250	242
	President & Fellows of Harvard College	3.150%	7/15/46	400	287
	President & Fellows of Harvard College	2.517%	10/15/50	725	440
	President & Fellows of Harvard College	3.745%	11/15/52	500	383
	PulteGroup Inc.	5.000%	1/15/27	414	417
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,072
	PVH Corp.	5.500%	6/13/30	1,425	1,435
	Ralph Lauren Corp.	2.950%	6/15/30	700	654
	Ralph Lauren Corp.	5.000%	6/15/32	1,400	1,421
[4]	Rockefeller Foundation	2.492%	10/1/50	1,000	595
	Rollins Inc.	5.250%	2/24/35	233	234
	Ross Stores Inc.	1.875%	4/15/31	400	343
	Royal Caribbean Cruises Ltd.	7.500%	10/15/27	263	278

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	391	381
	Sands China Ltd.	5.400%	8/8/28	1,550	1,562
	Sands China Ltd.	2.850%	3/8/29	525	482
	Sands China Ltd.	4.375%	6/18/30	575	550
	Sands China Ltd.	3.250%	8/8/31	475	419
	Snap-on Inc.	3.250%	3/1/27	225	222
	Snap-on Inc.	4.100%	3/1/48	275	222
	Snap-on Inc.	3.100%	5/1/50	400	269
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	373
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,343
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	336
	Stanley Black & Decker Inc.	2.750%	11/15/50	650	370
	Starbucks Corp.	4.850%	2/8/27	850	858
	Starbucks Corp.	3.500%	3/1/28	500	491
	Starbucks Corp.	4.500%	5/15/28	400	402
	Starbucks Corp.	4.000%	11/15/28	250	248
	Starbucks Corp.	3.550%	8/15/29	400	389
	Starbucks Corp.	2.250%	3/12/30	600	544
	Starbucks Corp.	4.800%	5/15/30	525	532
	Starbucks Corp.	2.550%	11/15/30	2,963	2,686
	Starbucks Corp.	4.900%	2/15/31	500	510
	Starbucks Corp.	3.000%	2/14/32	1,000	904
	Starbucks Corp.	5.400%	5/15/35	575	586
	Starbucks Corp.	4.300%	6/15/45	200	162
	Starbucks Corp.	4.500%	11/15/48	1,685	1,400
	Starbucks Corp.	3.350%	3/12/50	398	268
	Starbucks Corp.	3.500%	11/15/50	1,250	871
[4]	Tapestry Inc.	4.125%	7/15/27	109	108
	Tapestry Inc.	5.100%	3/11/30	434	440
	Tapestry Inc.	3.050%	3/15/32	500	446
	Tapestry Inc.	5.500%	3/11/35	966	970
	Thomas Jefferson University	3.847%	11/1/57	326	226
	TJX Cos. Inc.	2.250%	9/15/26	750	735
	TJX Cos. Inc.	1.150%	5/15/28	500	462
	TJX Cos. Inc.	3.875%	4/15/30	688	679
	TJX Cos. Inc.	4.500%	4/15/50	750	654
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	746
	Toll Brothers Finance Corp.	5.600%	6/15/35	575	580
	Toyota Motor Corp.	5.275%	7/13/26	500	505
	Toyota Motor Corp.	4.186%	6/30/27	625	626
	Toyota Motor Corp.	5.118%	7/13/28	1,704	1,751
	Toyota Motor Corp.	2.760%	7/2/29	400	379
	Toyota Motor Corp.	4.450%	6/30/30	750	753
	Toyota Motor Corp.	5.123%	7/13/33	500	514
	Toyota Motor Corp.	5.053%	6/30/35	750	757
	Toyota Motor Credit Corp.	4.550%	8/7/26	300	301
[4]	Toyota Motor Credit Corp.	5.000%	8/14/26	500	504
	Toyota Motor Credit Corp.	5.400%	11/20/26	700	711
	Toyota Motor Credit Corp.	4.600%	1/8/27	1,200	1,209
[4]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	838
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	290
[4]	Toyota Motor Credit Corp.	5.000%	3/19/27	500	507
[4]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	982
	Toyota Motor Credit Corp.	4.500%	5/14/27	800	805
[4]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	884
[4]	Toyota Motor Credit Corp.	4.350%	10/8/27	650	653
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	720
[4]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	827
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	658
[4]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	613
[4]	Toyota Motor Credit Corp.	5.250%	9/11/28	600	619
[4]	Toyota Motor Credit Corp.	4.650%	1/5/29	650	658
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,422
	Toyota Motor Credit Corp.	5.050%	5/16/29	500	514
[4]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	755
	Toyota Motor Credit Corp.	4.550%	8/9/29	300	303
	Toyota Motor Credit Corp.	4.950%	1/9/30	1,000	1,023
[4]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	568
[4]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,900	1,816
	Toyota Motor Credit Corp.	4.800%	5/15/30	675	686

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Motor Credit Corp.	4.550%	5/17/30	904	910
	Toyota Motor Credit Corp.	5.550%	11/20/30	700	737
	Toyota Motor Credit Corp.	5.100%	3/21/31	500	514
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	858
[4]	Toyota Motor Credit Corp.	4.600%	10/10/31	725	726
[4]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	140
[4]	Toyota Motor Credit Corp.	4.800%	1/5/34	416	416
	Toyota Motor Credit Corp.	5.350%	1/9/35	936	960
	Tractor Supply Co.	1.750%	11/1/30	400	347
	Tractor Supply Co.	5.250%	5/15/33	500	510
[4]	Trustees of Boston College	3.129%	7/1/52	300	203
[4]	Trustees of Columbia University in the City of New York	4.355%	10/1/35	500	478
	Trustees of Princeton University	5.700%	3/1/39	620	660
[4]	Trustees of Princeton University	2.516%	7/1/50	565	348
	Trustees of Princeton University	4.201%	3/1/52	300	251
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	188
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	369
[4]	University of Chicago	2.547%	4/1/50	800	512
[4]	University of Chicago	4.003%	10/1/53	390	307
[4]	University of Miami	4.063%	4/1/52	500	389
[4]	University of Notre Dame du Lac	3.438%	2/15/45	890	684
[4]	University of Notre Dame du Lac	3.394%	2/15/48	325	240
[4]	University of Southern California	3.028%	10/1/39	525	421
[4]	University of Southern California	3.841%	10/1/47	500	394
[4]	University of Southern California	2.945%	10/1/51	625	402
	University of Southern California	4.976%	10/1/53	200	184
	University of Southern California	5.250%	10/1/11	275	255
[4]	University of Southern California	3.226%	10/1/20	300	172
[4]	Washington University	3.524%	4/15/54	500	358
	Washington University	4.349%	4/15/22	350	268
[4]	William Marsh Rice University	3.574%	5/15/45	715	562
[4]	Yale University	1.482%	4/15/30	325	288
[4]	Yale University	2.402%	4/15/50	500	297
					365,649
Consumer Staples (0.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	461
	Altria Group Inc.	4.875%	2/4/28	500	507
	Altria Group Inc.	4.800%	2/14/29	1,525	1,542
	Altria Group Inc.	3.400%	5/6/30	775	736
	Altria Group Inc.	2.450%	2/4/32	1,000	863
	Altria Group Inc.	5.625%	2/6/35	425	434
	Altria Group Inc.	5.800%	2/14/39	1,625	1,646
	Altria Group Inc.	3.400%	2/4/41	1,100	816
	Altria Group Inc.	4.250%	8/9/42	710	578
	Altria Group Inc.	4.500%	5/2/43	675	562
	Altria Group Inc.	5.375%	1/31/44	1,525	1,440
	Altria Group Inc.	3.875%	9/16/46	400	295
	Altria Group Inc.	5.950%	2/14/49	1,620	1,612
	Altria Group Inc.	4.450%	5/6/50	1,010	793
	Altria Group Inc.	3.700%	2/4/51	1,000	692
	Altria Group Inc.	6.200%	2/14/59	416	417
	Altria Group Inc.	4.000%	2/4/61	500	353
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	4,820	4,703
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	8,740	8,006
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	829
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,073
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,626
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,570
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	750	766
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,685	2,149
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,280	2,318
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,567
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,662	3,958
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,650	2,634
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	850	871
	Archer-Daniels-Midland Co.	2.500%	8/11/26	899	883
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	644
	Archer-Daniels-Midland Co.	2.900%	3/1/32	583	526
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	304

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Archer-Daniels-Midland Co.	3.750%	9/15/47	300	226
Archer-Daniels-Midland Co.	4.500%	3/15/49	525	448
Archer-Daniels-Midland Co.	2.700%	9/15/51	500	304
Avery Dennison Corp.	4.875%	12/6/28	300	305
Avery Dennison Corp.	2.650%	4/30/30	750	688
Avery Dennison Corp.	5.750%	3/15/33	500	522
BAT Capital Corp.	4.700%	4/2/27	2,750	2,763
BAT Capital Corp.	3.557%	8/15/27	929	914
BAT Capital Corp.	2.259%	3/25/28	1,425	1,348
BAT Capital Corp.	3.462%	9/6/29	425	408
BAT Capital Corp.	6.343%	8/2/30	650	700
BAT Capital Corp.	5.834%	2/20/31	750	789
BAT Capital Corp.	2.726%	3/25/31	1,750	1,577
BAT Capital Corp.	4.742%	3/16/32	1,000	993
BAT Capital Corp.	5.350%	8/15/32	2,653	2,714
BAT Capital Corp.	7.750%	10/19/32	2,000	2,310
BAT Capital Corp.	6.421%	8/2/33	650	707
BAT Capital Corp.	6.000%	2/20/34	763	804
BAT Capital Corp.	5.625%	8/15/35	770	783
BAT Capital Corp.	4.390%	8/15/37	1,775	1,588
BAT Capital Corp.	7.079%	8/2/43	350	386
BAT Capital Corp.	4.540%	8/15/47	758	612
BAT Capital Corp.	5.282%	4/2/50	775	685
BAT Capital Corp.	5.650%	3/16/52	1,000	931
BAT Capital Corp.	7.081%	8/2/53	900	1,002
BAT Capital Corp.	6.250%	8/15/55	392	397
BAT International Finance plc	4.448%	3/16/28	1,000	1,002
BAT International Finance plc	5.931%	2/2/29	850	892
Brown-Forman Corp.	4.750%	4/15/33	500	501
Brown-Forman Corp.	4.500%	7/15/45	395	340
Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,277
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	495
Bunge Ltd. Finance Corp.	4.100%	1/7/28	301	299
Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	905
Bunge Ltd. Finance Corp.	4.650%	9/17/34	1,200	1,164
Campbell's Co.	4.150%	3/15/28	625	622
Campbell's Co.	5.200%	3/21/29	500	512
Campbell's Co.	2.375%	4/24/30	400	362
Campbell's Co.	5.400%	3/21/34	500	508
Campbell's Co.	4.750%	3/23/35	1,025	984
Campbell's Co.	4.800%	3/15/48	550	478
Campbell's Co.	3.125%	4/24/50	525	340
Campbell's Co.	5.250%	10/13/54	250	228
Church & Dwight Co. Inc.	3.150%	8/1/27	350	343
Church & Dwight Co. Inc.	3.950%	8/1/47	325	254
Church & Dwight Co. Inc.	5.000%	6/15/52	500	450
Clorox Co.	3.100%	10/1/27	650	635
Clorox Co.	3.900%	5/15/28	400	397
Clorox Co.	1.800%	5/15/30	1,100	972
Coca-Cola Co.	3.375%	3/25/27	1,250	1,240
Coca-Cola Co.	2.900%	5/25/27	2,088	2,050
Coca-Cola Co.	1.450%	6/1/27	100	95
Coca-Cola Co.	1.500%	3/5/28	500	470
Coca-Cola Co.	1.000%	3/15/28	2,321	2,154
Coca-Cola Co.	2.125%	9/6/29	2,300	2,136
Coca-Cola Co.	3.450%	3/25/30	900	874
Coca-Cola Co.	1.650%	6/1/30	2,125	1,885
Coca-Cola Co.	1.375%	3/15/31	1,250	1,074
Coca-Cola Co.	2.250%	1/5/32	1,000	885
Coca-Cola Co.	5.000%	5/13/34	250	257
Coca-Cola Co.	4.125%	3/25/40	350	317
Coca-Cola Co.	2.500%	6/1/40	1,300	947
Coca-Cola Co.	4.200%	3/25/50	525	439
Coca-Cola Co.	2.600%	6/1/50	1,550	955
Coca-Cola Co.	3.000%	3/5/51	1,000	666
Coca-Cola Co.	2.500%	3/15/51	2,225	1,334
Coca-Cola Co.	5.300%	5/13/54	473	460
Coca-Cola Co.	5.200%	1/14/55	1,577	1,509
Coca-Cola Co.	2.750%	6/1/60	200	119
Coca-Cola Co.	5.400%	5/13/64	1,300	1,270

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	575	593
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	253	261
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	560
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	409
	Coca-Cola Femsa SAB de CV	5.100%	5/6/35	549	545
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	613
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	983
	Colgate-Palmolive Co.	4.600%	3/1/28	500	509
	Colgate-Palmolive Co.	4.200%	5/1/30	250	251
	Colgate-Palmolive Co.	3.250%	8/15/32	1,400	1,298
	Colgate-Palmolive Co.	4.600%	3/1/33	350	354
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	550	462
	Conagra Brands Inc.	1.375%	11/1/27	2,800	2,613
	Conagra Brands Inc.	7.000%	10/1/28	325	348
	Conagra Brands Inc.	8.250%	9/15/30	250	291
	Conagra Brands Inc.	5.300%	11/1/38	700	669
	Conagra Brands Inc.	5.400%	11/1/48	400	361
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,896
	Constellation Brands Inc.	3.500%	5/9/27	450	443
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,670
	Constellation Brands Inc.	4.650%	11/15/28	250	252
	Constellation Brands Inc.	4.800%	1/15/29	500	505
	Constellation Brands Inc.	3.150%	8/1/29	625	594
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,180
	Constellation Brands Inc.	4.800%	5/1/30	150	151
	Constellation Brands Inc.	2.250%	8/1/31	700	607
	Constellation Brands Inc.	4.500%	5/9/47	408	339
	Constellation Brands Inc.	4.100%	2/15/48	275	214
	Constellation Brands Inc.	5.250%	11/15/48	1,075	986
	Constellation Brands Inc.	3.750%	5/1/50	275	200
	Costco Wholesale Corp.	3.000%	5/18/27	600	591
	Costco Wholesale Corp.	1.375%	6/20/27	2,066	1,970
	Costco Wholesale Corp.	1.600%	4/20/30	1,000	892
	Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,749
	Delhaize America LLC	9.000%	4/15/31	475	569
	Diageo Capital plc	5.300%	10/24/27	1,000	1,025
	Diageo Capital plc	2.375%	10/24/29	800	742
	Diageo Capital plc	2.000%	4/29/30	700	630
	Diageo Capital plc	2.125%	4/29/32	675	575
	Diageo Capital plc	5.500%	1/24/33	300	312
	Diageo Capital plc	5.875%	9/30/36	250	268
	Diageo Capital plc	3.875%	4/29/43	1,798	1,446
	Diageo Investment Corp.	5.125%	8/15/30	600	618
	Diageo Investment Corp.	5.625%	4/15/35	200	209
	Diageo Investment Corp.	7.450%	4/15/35	325	386
	Dollar General Corp.	3.875%	4/15/27	550	545
	Dollar General Corp.	4.625%	11/1/27	500	503
	Dollar General Corp.	4.125%	5/1/28	400	397
	Dollar General Corp.	5.200%	7/5/28	600	612
	Dollar General Corp.	5.000%	11/1/32	700	702
	Dollar General Corp.	4.125%	4/3/50	860	647
	Dollar Tree Inc.	4.200%	5/15/28	594	589
	Dollar Tree Inc.	2.650%	12/1/31	1,148	1,013
	Dollar Tree Inc.	3.375%	12/1/51	500	317
	Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	2,029
	Estee Lauder Cos. Inc.	4.375%	5/15/28	500	502
	Estee Lauder Cos. Inc.	2.375%	12/1/29	525	484
	Estee Lauder Cos. Inc.	2.600%	4/15/30	600	553
	Estee Lauder Cos. Inc.	1.950%	3/15/31	500	435
	Estee Lauder Cos. Inc.	4.650%	5/15/33	500	492
	Estee Lauder Cos. Inc.	5.000%	2/14/34	550	551
	Estee Lauder Cos. Inc.	6.000%	5/15/37	150	161
	Estee Lauder Cos. Inc.	4.375%	6/15/45	375	306
	Estee Lauder Cos. Inc.	4.150%	3/15/47	375	293
	Estee Lauder Cos. Inc.	3.125%	12/1/49	575	368
	Flowers Foods Inc.	3.500%	10/1/26	350	345
	Flowers Foods Inc.	2.400%	3/15/31	1,000	875
	General Mills Inc.	4.700%	1/30/27	500	503
	General Mills Inc.	4.200%	4/17/28	1,175	1,173
	General Mills Inc.	5.500%	10/17/28	900	933

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Mills Inc.	4.875%	1/30/30	625	635
	General Mills Inc.	2.875%	4/15/30	550	512
	General Mills Inc.	2.250%	10/14/31	750	653
	General Mills Inc.	4.950%	3/29/33	850	852
	General Mills Inc.	5.250%	1/30/35	550	553
	General Mills Inc.	5.400%	6/15/40	350	342
	General Mills Inc.	3.000%	2/1/51	598	382
	Haleon US Capital LLC	3.375%	3/24/27	1,300	1,282
	Haleon US Capital LLC	3.375%	3/24/29	850	822
	Haleon US Capital LLC	3.625%	3/24/32	2,350	2,198
	Haleon US Capital LLC	4.000%	3/24/52	425	328
	Hershey Co.	4.550%	2/24/28	196	199
	Hershey Co.	4.250%	5/4/28	500	504
	Hershey Co.	4.500%	5/4/33	500	496
	Hershey Co.	3.125%	11/15/49	275	184
	Hormel Foods Corp.	4.800%	3/30/27	500	505
	Hormel Foods Corp.	1.700%	6/3/28	500	467
	Hormel Foods Corp.	1.800%	6/11/30	775	689
	Hormel Foods Corp.	3.050%	6/3/51	750	491
	Ingredion Inc.	3.200%	10/1/26	400	394
	Ingredion Inc.	2.900%	6/1/30	600	555
	J M Smucker Co.	3.375%	12/15/27	300	295
	J M Smucker Co.	5.900%	11/15/28	301	316
	J M Smucker Co.	2.375%	3/15/30	350	319
	J M Smucker Co.	2.125%	3/15/32	362	307
	J M Smucker Co.	6.200%	11/15/33	1,100	1,181
	J M Smucker Co.	4.250%	3/15/35	400	371
	J M Smucker Co.	6.500%	11/15/43	600	636
	J M Smucker Co.	4.375%	3/15/45	100	82
	JBS USA Holding Lux Sarl	2.500%	1/15/27	825	800
	JBS USA Holding Lux Sarl	5.125%	2/1/28	500	512
	JBS USA Holding Lux Sarl	5.750%	4/1/33	1,402	1,442
	JBS USA Holding Lux Sarl	6.750%	3/15/34	2,330	2,544
[7,9]	JBS USA Holding Lux Sarl	5.500%	1/15/36	750	749
	JBS USA Holding Lux Sarl	4.375%	2/2/52	2,600	2,013
	JBS USA Holding Lux Sarl	6.500%	12/1/52	1,650	1,710
	JBS USA Holding Lux Sarl	7.250%	11/15/53	578	652
[7,9]	JBS USA Holding Lux Sarl	6.250%	3/1/56	850	853
[7,9]	JBS USA Holding Lux Sarl	6.375%	4/15/66	475	478
[9]	JBS USA LUX Sarl	5.950%	4/20/35	865	896
[9]	JBS USA LUX Sarl	6.375%	2/25/55	225	230
	Kellanova	3.400%	11/15/27	950	936
	Kellanova	4.300%	5/15/28	425	428
	Kellanova	2.100%	6/1/30	500	449
[4]	Kellanova	7.450%	4/1/31	500	574
	Kellanova	5.750%	5/16/54	400	394
	Kenvue Inc.	5.050%	3/22/28	1,800	1,843
	Kenvue Inc.	5.000%	3/22/30	1,650	1,701
	Kenvue Inc.	4.850%	5/22/32	600	607
	Kenvue Inc.	4.900%	3/22/33	1,500	1,521
	Kenvue Inc.	5.100%	3/22/43	500	483
	Kenvue Inc.	5.050%	3/22/53	850	789
	Kenvue Inc.	5.200%	3/22/63	650	601
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	319
[4]	Keurig Dr Pepper Inc.	5.100%	3/15/27	500	506
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	369
	Keurig Dr Pepper Inc.	3.950%	4/15/29	850	836
	Keurig Dr Pepper Inc.	3.200%	5/1/30	612	577
[4]	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	441
[4]	Keurig Dr Pepper Inc.	5.200%	3/15/31	425	439
	Keurig Dr Pepper Inc.	4.050%	4/15/32	700	673
	Keurig Dr Pepper Inc.	5.300%	3/15/34	550	563
	Keurig Dr Pepper Inc.	5.150%	5/15/35	250	249
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	840
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	268
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	425
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	336
	Keurig Dr Pepper Inc.	4.500%	4/15/52	975	802
	Kimberly-Clark Corp.	1.050%	9/15/27	600	564
	Kimberly-Clark Corp.	3.950%	11/1/28	100	100

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimberly-Clark Corp.	3.200%	4/25/29	575	558
	Kimberly-Clark Corp.	3.100%	3/26/30	560	534
	Kimberly-Clark Corp.	2.000%	11/2/31	500	441
	Kimberly-Clark Corp.	6.625%	8/1/37	200	231
	Kimberly-Clark Corp.	5.300%	3/1/41	700	692
	Kimberly-Clark Corp.	3.200%	7/30/46	325	228
	Kimberly-Clark Corp.	3.900%	5/4/47	550	431
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	156
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,191
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	726
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	984
	Kraft Heinz Foods Co.	5.400%	3/15/35	425	431
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	443
	Kraft Heinz Foods Co.	5.000%	6/4/42	750	676
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,700	1,541
	Kraft Heinz Foods Co.	4.375%	6/1/46	2,425	1,961
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,200	1,030
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	934
	Kroger Co.	2.650%	10/15/26	500	490
	Kroger Co.	4.500%	1/15/29	500	504
[4]	Kroger Co.	7.700%	6/1/29	200	223
	Kroger Co.	8.000%	9/15/29	750	847
	Kroger Co.	2.200%	5/1/30	1,250	1,131
	Kroger Co.	1.700%	1/15/31	700	604
	Kroger Co.	5.000%	9/15/34	1,700	1,691
	Kroger Co.	6.900%	4/15/38	300	338
	Kroger Co.	5.400%	7/15/40	250	245
	Kroger Co.	5.000%	4/15/42	650	593
	Kroger Co.	5.150%	8/1/43	350	325
	Kroger Co.	4.450%	2/1/47	679	562
	Kroger Co.	4.650%	1/15/48	425	360
	Kroger Co.	5.400%	1/15/49	550	515
	Kroger Co.	3.950%	1/15/50	625	470
	Kroger Co.	5.500%	9/15/54	1,322	1,254
	Kroger Co.	5.650%	9/15/64	1,176	1,114
	McCormick & Co. Inc.	3.400%	8/15/27	700	688
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,107
	McCormick & Co. Inc.	1.850%	2/15/31	500	434
	McCormick & Co. Inc.	4.700%	10/15/34	300	291
	McCormick & Co. Inc.	4.200%	8/15/47	75	60
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	664
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	654
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,625
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,048
	Molson Coors Beverage Co.	4.200%	7/15/46	1,535	1,225
	Mondelez International Inc.	2.625%	3/17/27	700	682
	Mondelez International Inc.	4.125%	5/7/28	700	701
	Mondelez International Inc.	4.750%	2/20/29	475	483
	Mondelez International Inc.	2.750%	4/13/30	896	832
	Mondelez International Inc.	1.500%	2/4/31	1,250	1,068
	Mondelez International Inc.	3.000%	3/17/32	250	226
	Mondelez International Inc.	1.875%	10/15/32	500	418
	Mondelez International Inc.	2.625%	9/4/50	1,000	593
	PepsiCo Inc.	5.125%	11/10/26	500	507
	PepsiCo Inc.	4.400%	2/7/27	550	554
	PepsiCo Inc.	2.625%	3/19/27	375	367
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,198
	PepsiCo Inc.	4.450%	2/7/28	550	557
	PepsiCo Inc.	4.450%	5/15/28	2,625	2,665
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,148
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,530
	PepsiCo Inc.	1.400%	2/25/31	750	643
	PepsiCo Inc.	5.000%	2/7/35	950	964
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,099
	PepsiCo Inc.	2.625%	10/21/41	1,000	707
	PepsiCo Inc.	4.000%	3/5/42	541	458
	PepsiCo Inc.	3.600%	8/13/42	725	583
	PepsiCo Inc.	4.250%	10/22/44	475	415
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,457
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,250

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	3.375%	7/29/49	850	610
	PepsiCo Inc.	2.875%	10/15/49	875	575
	PepsiCo Inc.	3.625%	3/19/50	785	593
	PepsiCo Inc.	2.750%	10/21/51	500	312
	PepsiCo Inc.	3.875%	3/19/60	300	225
	Philip Morris International Inc.	4.750%	2/12/27	700	706
	Philip Morris International Inc.	3.125%	8/17/27	1,175	1,149
	Philip Morris International Inc.	4.375%	11/1/27	325	326
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,402
	Philip Morris International Inc.	4.875%	2/15/28	1,000	1,017
	Philip Morris International Inc.	3.125%	3/2/28	400	390
	Philip Morris International Inc.	4.125%	4/28/28	575	574
	Philip Morris International Inc.	4.875%	2/13/29	850	865
	Philip Morris International Inc.	3.375%	8/15/29	600	579
	Philip Morris International Inc.	4.625%	11/1/29	625	631
	Philip Morris International Inc.	5.125%	2/15/30	1,500	1,543
	Philip Morris International Inc.	4.375%	4/30/30	600	598
	Philip Morris International Inc.	5.500%	9/7/30	173	181
	Philip Morris International Inc.	1.750%	11/1/30	800	697
	Philip Morris International Inc.	5.125%	2/13/31	1,750	1,802
	Philip Morris International Inc.	4.750%	11/1/31	625	629
	Philip Morris International Inc.	5.750%	11/17/32	1,960	2,071
	Philip Morris International Inc.	5.375%	2/15/33	1,900	1,962
	Philip Morris International Inc.	5.625%	9/7/33	235	246
	Philip Morris International Inc.	5.250%	2/13/34	1,500	1,529
	Philip Morris International Inc.	4.900%	11/1/34	200	199
	Philip Morris International Inc.	4.875%	4/30/35	500	493
	Philip Morris International Inc.	6.375%	5/16/38	575	638
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,023
	Philip Morris International Inc.	4.500%	3/20/42	550	485
	Philip Morris International Inc.	3.875%	8/21/42	75	61
	Philip Morris International Inc.	4.125%	3/4/43	2,075	1,734
	Philip Morris International Inc.	4.250%	11/10/44	1,000	847
	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	901
	Pilgrim's Pride Corp.	6.250%	7/1/33	1,400	1,481
	Procter & Gamble Co.	2.450%	11/3/26	800	785
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,925
	Procter & Gamble Co.	3.950%	1/26/28	2,200	2,212
	Procter & Gamble Co.	4.350%	1/29/29	500	507
	Procter & Gamble Co.	3.000%	3/25/30	555	530
	Procter & Gamble Co.	4.050%	5/1/30	300	300
	Procter & Gamble Co.	1.200%	10/29/30	625	539
	Procter & Gamble Co.	4.550%	1/29/34	2,500	2,508
	Procter & Gamble Co.	4.600%	5/1/35	250	250
	Procter & Gamble Co.	5.550%	3/5/37	625	677
	Procter & Gamble Co.	3.600%	3/25/50	300	228
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,097
	Reynolds American Inc.	7.250%	6/15/37	325	363
[4]	Reynolds American Inc.	8.125%	5/1/40	400	473
[4]	Reynolds American Inc.	7.000%	8/4/41	150	157
	Reynolds American Inc.	6.150%	9/15/43	400	405
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,915
	Sysco Corp.	3.300%	7/15/26	975	964
	Sysco Corp.	3.250%	7/15/27	925	907
	Sysco Corp.	5.750%	1/17/29	500	522
	Sysco Corp.	5.950%	4/1/30	564	597
	Sysco Corp.	2.450%	12/14/31	500	438
	Sysco Corp.	6.000%	1/17/34	1,150	1,233
	Sysco Corp.	5.400%	3/23/35	475	483
	Sysco Corp.	6.600%	4/1/40	735	802
	Sysco Corp.	4.850%	10/1/45	125	111
	Sysco Corp.	4.500%	4/1/46	408	342
	Sysco Corp.	4.450%	3/15/48	408	339
	Sysco Corp.	3.300%	2/15/50	425	284
	Sysco Corp.	6.600%	4/1/50	950	1,029
	Sysco Corp.	3.150%	12/14/51	600	383
	Target Corp.	1.950%	1/15/27	600	581
	Target Corp.	4.350%	6/15/28	472	475
	Target Corp.	3.375%	4/15/29	850	827
	Target Corp.	2.650%	9/15/30	1,750	1,618

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	4.500%	9/15/32	386	384
	Target Corp.	4.400%	1/15/33	1,500	1,478
	Target Corp.	4.500%	9/15/34	638	618
	Target Corp.	5.000%	4/15/35	752	751
	Target Corp.	5.250%	2/15/36	1,000	1,009
	Target Corp.	6.500%	10/15/37	450	504
	Target Corp.	7.000%	1/15/38	300	348
	Target Corp.	4.000%	7/1/42	1,500	1,261
	Target Corp.	3.625%	4/15/46	1,180	891
	Target Corp.	2.950%	1/15/52	700	443
	Target Corp.	4.800%	1/15/53	170	150
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,110
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,138
	Tyson Foods Inc.	5.700%	3/15/34	1,150	1,190
	Tyson Foods Inc.	5.150%	8/15/44	550	501
	Tyson Foods Inc.	5.100%	9/28/48	1,800	1,611
	Unilever Capital Corp.	2.900%	5/5/27	200	196
	Unilever Capital Corp.	4.250%	8/12/27	450	452
	Unilever Capital Corp.	4.875%	9/8/28	500	512
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,451
	Unilever Capital Corp.	1.375%	9/14/30	500	435
	Unilever Capital Corp.	1.750%	8/12/31	500	433
	Unilever Capital Corp.	5.900%	11/15/32	800	872
	Unilever Capital Corp.	5.000%	12/8/33	500	513
	Unilever Capital Corp.	4.625%	8/12/34	850	844
[4]	Unilever Capital Corp.	2.625%	8/12/51	500	305
	Walmart Inc.	1.050%	9/17/26	462	447
	Walmart Inc.	5.875%	4/5/27	4,550	4,713
	Walmart Inc.	4.100%	4/28/27	600	603
	Walmart Inc.	3.900%	4/15/28	600	601
	Walmart Inc.	3.700%	6/26/28	1,000	997
	Walmart Inc.	1.500%	9/22/28	1,175	1,089
	Walmart Inc.	3.250%	7/8/29	1,633	1,591
	Walmart Inc.	2.375%	9/24/29	675	633
	Walmart Inc.	4.000%	4/15/30	60	60
	Walmart Inc.	4.350%	4/28/30	890	900
	Walmart Inc.	1.800%	9/22/31	462	402
	Walmart Inc.	4.150%	9/9/32	1,000	988
	Walmart Inc.	4.100%	4/15/33	250	244
	Walmart Inc.	4.900%	4/28/35	525	532
	Walmart Inc.	5.250%	9/1/35	1,620	1,700
	Walmart Inc.	6.200%	4/15/38	570	641
	Walmart Inc.	3.950%	6/28/38	2,175	1,998
	Walmart Inc.	5.625%	4/1/40	312	332
	Walmart Inc.	5.000%	10/25/40	235	237
	Walmart Inc.	4.000%	4/11/43	1,920	1,634
	Walmart Inc.	3.625%	12/15/47	1,300	1,008
	Walmart Inc.	4.050%	6/29/48	1,256	1,038
	Walmart Inc.	2.950%	9/24/49	720	486
	Walmart Inc.	2.650%	9/22/51	900	562
	Walmart Inc.	4.500%	9/9/52	800	700
	Walmart Inc.	4.500%	4/15/53	500	438
					367,912
Energy (0.7%)
	Apache Corp.	6.000%	1/15/37	80	79
	Apache Corp.	5.100%	9/1/40	1,076	906
	Apache Corp.	5.350%	7/1/49	313	249
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	485
	Boardwalk Pipelines LP	4.800%	5/3/29	100	101
	Boardwalk Pipelines LP	3.600%	9/1/32	500	453
	Boardwalk Pipelines LP	5.625%	8/1/34	945	959
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,769
	BP Capital Markets America Inc.	5.017%	11/17/27	1,125	1,146
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,786
	BP Capital Markets America Inc.	4.234%	11/6/28	1,670	1,671
	BP Capital Markets America Inc.	4.970%	10/17/29	625	641
	BP Capital Markets America Inc.	4.868%	11/25/29	1,000	1,022
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,524
	BP Capital Markets America Inc.	1.749%	8/10/30	900	791

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	2.721%	1/12/32	900	805
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,897
	BP Capital Markets America Inc.	4.893%	9/11/33	2,348	2,352
	BP Capital Markets America Inc.	4.989%	4/10/34	870	875
	BP Capital Markets America Inc.	5.227%	11/17/34	1,625	1,652
	BP Capital Markets America Inc.	3.060%	6/17/41	1,505	1,111
	BP Capital Markets America Inc.	3.000%	2/24/50	1,680	1,078
	BP Capital Markets America Inc.	2.772%	11/10/50	1,200	733
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,192
	BP Capital Markets America Inc.	3.001%	3/17/52	1,000	631
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,226
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,095
	BP Capital Markets plc	3.723%	11/28/28	685	674
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,981
[9]	Canadian Natural Resources Ltd.	5.000%	12/15/29	175	177
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	459
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	523
	Canadian Natural Resources Ltd.	6.450%	6/30/33	300	318
[9]	Canadian Natural Resources Ltd.	5.400%	12/15/34	200	199
	Canadian Natural Resources Ltd.	5.850%	2/1/35	400	407
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	368
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,036
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	347
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	395	337
	Cenovus Energy Inc.	4.250%	4/15/27	350	349
	Cenovus Energy Inc.	2.650%	1/15/32	450	389
	Cenovus Energy Inc.	5.250%	6/15/37	282	266
	Cenovus Energy Inc.	6.750%	11/15/39	195	209
	Cenovus Energy Inc.	5.400%	6/15/47	827	733
	Cenovus Energy Inc.	3.750%	2/15/52	700	475
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,050	1,060
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	3,740	3,608
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	490
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,191
	Cheniere Energy Inc.	5.650%	4/15/34	1,265	1,296
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,286
	Cheniere Energy Partners LP	4.000%	3/1/31	2,754	2,619
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,344
	Cheniere Energy Partners LP	5.950%	6/30/33	1,100	1,148
[7,9]	Cheniere Energy Partners LP	5.550%	10/30/35	1,150	1,159
	Chevron Corp.	2.236%	5/11/30	2,200	2,010
	Chevron USA Inc.	4.405%	2/26/27	130	131
	Chevron USA Inc.	1.018%	8/12/27	500	470
	Chevron USA Inc.	3.850%	1/15/28	2,250	2,245
	Chevron USA Inc.	4.475%	2/26/28	375	379
	Chevron USA Inc.	4.687%	4/15/30	445	454
	Chevron USA Inc.	4.819%	4/15/32	485	495
	Chevron USA Inc.	4.980%	4/15/35	230	233
	Chevron USA Inc.	2.343%	8/12/50	500	287
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	970	873
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	449
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	194
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,131
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	551
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,254
	Columbia Pipeline Group Inc.	5.800%	6/1/45	422	408
	ConocoPhillips	5.900%	10/15/32	400	431
	ConocoPhillips	5.900%	5/15/38	1,255	1,322
	ConocoPhillips	6.500%	2/1/39	1,175	1,311
	ConocoPhillips	4.875%	10/1/47	477	422
	ConocoPhillips Co.	4.700%	1/15/30	1,150	1,166
	ConocoPhillips Co.	4.850%	1/15/32	550	556
	ConocoPhillips Co.	5.000%	1/15/35	2,150	2,149
	ConocoPhillips Co.	3.758%	3/15/42	719	575
	ConocoPhillips Co.	4.300%	11/15/44	750	624
	ConocoPhillips Co.	3.800%	3/15/52	920	668
	ConocoPhillips Co.	5.300%	5/15/53	915	845
	ConocoPhillips Co.	5.500%	1/15/55	3,000	2,844
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,206
	ConocoPhillips Co.	5.700%	9/15/63	500	479

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ConocoPhillips Co.	5.650%	1/15/65	550	522
	Continental Resources Inc.	4.375%	1/15/28	600	592
	Continental Resources Inc.	4.900%	6/1/44	650	511
	Coterra Energy Inc.	3.900%	5/15/27	700	691
	Coterra Energy Inc.	4.375%	3/15/29	600	594
	Coterra Energy Inc.	5.600%	3/15/34	320	323
	Coterra Energy Inc.	5.400%	2/15/35	200	198
	Coterra Energy Inc.	5.900%	2/15/55	835	777
	DCP Midstream Operating LP	5.625%	7/15/27	195	199
	DCP Midstream Operating LP	5.125%	5/15/29	465	472
	DCP Midstream Operating LP	8.125%	8/16/30	250	291
	DCP Midstream Operating LP	3.250%	2/15/32	263	232
	DCP Midstream Operating LP	5.600%	4/1/44	400	365
	Devon Energy Corp.	5.250%	10/15/27	360	361
	Devon Energy Corp.	5.875%	6/15/28	260	260
	Devon Energy Corp.	4.500%	1/15/30	518	512
	Devon Energy Corp.	7.875%	9/30/31	590	680
	Devon Energy Corp.	7.950%	4/15/32	245	281
	Devon Energy Corp.	5.600%	7/15/41	315	291
	Devon Energy Corp.	4.750%	5/15/42	630	527
	Diamondback Energy Inc.	3.250%	12/1/26	700	690
	Diamondback Energy Inc.	5.200%	4/18/27	710	720
	Diamondback Energy Inc.	3.500%	12/1/29	650	622
	Diamondback Energy Inc.	5.150%	1/30/30	710	726
	Diamondback Energy Inc.	3.125%	3/24/31	600	550
	Diamondback Energy Inc.	6.250%	3/15/33	1,255	1,337
	Diamondback Energy Inc.	5.400%	4/18/34	1,085	1,088
	Diamondback Energy Inc.	5.550%	4/1/35	882	892
	Diamondback Energy Inc.	4.400%	3/24/51	500	386
	Diamondback Energy Inc.	4.250%	3/15/52	700	527
	Diamondback Energy Inc.	6.250%	3/15/53	550	544
	Diamondback Energy Inc.	5.750%	4/18/54	1,255	1,165
	Diamondback Energy Inc.	5.900%	4/18/64	1,535	1,424
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	200	208
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	400	383
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	700	725
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	944
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	284
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	338
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	300	346
	Enbridge Energy Partners LP	5.500%	9/15/40	575	555
	Enbridge Energy Partners LP	7.375%	10/15/45	800	915
	Enbridge Inc.	1.600%	10/4/26	500	483
	Enbridge Inc.	5.900%	11/15/26	604	615
	Enbridge Inc.	4.250%	12/1/26	550	549
	Enbridge Inc.	5.250%	4/5/27	625	634
	Enbridge Inc.	4.600%	6/20/28	175	176
	Enbridge Inc.	6.000%	11/15/28	605	635
	Enbridge Inc.	5.300%	4/5/29	625	642
	Enbridge Inc.	3.125%	11/15/29	825	780
	Enbridge Inc.	4.900%	6/20/30	425	429
	Enbridge Inc.	6.200%	11/15/30	605	647
	Enbridge Inc.	5.700%	3/8/33	1,915	1,986
	Enbridge Inc.	2.500%	8/1/33	1,200	999
	Enbridge Inc.	5.625%	4/5/34	750	771
	Enbridge Inc.	5.550%	6/20/35	500	508
	Enbridge Inc.	4.500%	6/10/44	925	760
	Enbridge Inc.	5.500%	12/1/46	650	620
	Enbridge Inc.	4.000%	11/15/49	325	240
	Enbridge Inc.	3.400%	8/1/51	1,000	663
	Enbridge Inc.	6.700%	11/15/53	1,040	1,126
	Enbridge Inc.	5.950%	4/5/54	1,050	1,039
	Enbridge Inc.	7.200%	6/27/54	1,790	1,840
	Enbridge Inc.	7.375%	3/15/55	350	364
	Energy Transfer LP	4.400%	3/15/27	800	800
[4]	Energy Transfer LP	5.500%	6/1/27	1,000	1,018
	Energy Transfer LP	5.550%	2/15/28	300	309
	Energy Transfer LP	4.950%	5/15/28	800	811
	Energy Transfer LP	4.950%	6/15/28	1,500	1,522
	Energy Transfer LP	5.250%	4/15/29	1,300	1,331

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.250%	7/1/29	311	319
	Energy Transfer LP	4.150%	9/15/29	550	542
	Energy Transfer LP	5.200%	4/1/30	100	102
	Energy Transfer LP	3.750%	5/15/30	1,775	1,703
	Energy Transfer LP	6.400%	12/1/30	300	324
	Energy Transfer LP	5.750%	2/15/33	1,150	1,194
	Energy Transfer LP	6.550%	12/1/33	2,130	2,311
	Energy Transfer LP	5.550%	5/15/34	1,500	1,520
	Energy Transfer LP	5.600%	9/1/34	999	1,014
	Energy Transfer LP	4.900%	3/15/35	250	240
	Energy Transfer LP	5.700%	4/1/35	429	437
	Energy Transfer LP	6.625%	10/15/36	350	378
[4]	Energy Transfer LP	5.800%	6/15/38	1,080	1,085
	Energy Transfer LP	7.500%	7/1/38	800	915
	Energy Transfer LP	6.050%	6/1/41	875	874
	Energy Transfer LP	6.500%	2/1/42	300	312
	Energy Transfer LP	5.150%	2/1/43	425	371
	Energy Transfer LP	5.300%	4/1/44	950	850
	Energy Transfer LP	5.000%	5/15/44	450	388
	Energy Transfer LP	5.150%	3/15/45	500	441
	Energy Transfer LP	5.350%	5/15/45	725	654
	Energy Transfer LP	6.125%	12/15/45	1,050	1,032
	Energy Transfer LP	5.300%	4/15/47	1,705	1,502
	Energy Transfer LP	5.400%	10/1/47	565	504
	Energy Transfer LP	6.000%	6/15/48	1,350	1,298
	Energy Transfer LP	6.250%	4/15/49	1,200	1,185
	Energy Transfer LP	5.000%	5/15/50	1,900	1,590
	Energy Transfer LP	5.950%	5/15/54	2,245	2,133
	Energy Transfer LP	6.050%	9/1/54	2,192	2,106
	Energy Transfer LP	6.200%	4/1/55	859	846
	Enterprise Products Operating LLC	4.300%	6/20/28	600	603
	Enterprise Products Operating LLC	3.125%	7/31/29	1,550	1,483
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,149
	Enterprise Products Operating LLC	4.600%	1/15/31	925	932
	Enterprise Products Operating LLC	5.350%	1/31/33	265	275
	Enterprise Products Operating LLC	4.850%	1/31/34	550	548
	Enterprise Products Operating LLC	4.950%	2/15/35	1,410	1,405
	Enterprise Products Operating LLC	5.200%	1/15/36	725	731
	Enterprise Products Operating LLC	7.550%	4/15/38	300	356
	Enterprise Products Operating LLC	6.450%	9/1/40	520	570
	Enterprise Products Operating LLC	5.950%	2/1/41	220	228
	Enterprise Products Operating LLC	5.700%	2/15/42	345	348
	Enterprise Products Operating LLC	4.850%	8/15/42	850	777
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	865
	Enterprise Products Operating LLC	4.850%	3/15/44	1,110	1,002
	Enterprise Products Operating LLC	5.100%	2/15/45	982	913
	Enterprise Products Operating LLC	4.900%	5/15/46	500	449
	Enterprise Products Operating LLC	4.250%	2/15/48	1,200	973
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	872
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	873
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	724
	Enterprise Products Operating LLC	3.200%	2/15/52	500	326
	Enterprise Products Operating LLC	3.300%	2/15/53	950	629
	Enterprise Products Operating LLC	4.950%	10/15/54	300	262
	Enterprise Products Operating LLC	5.550%	2/16/55	1,250	1,206
	Enterprise Products Operating LLC	3.950%	1/31/60	1,100	803
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	400	395
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,204
[7]	EOG Resources Inc.	4.400%	7/15/28	325	327
[7]	EOG Resources Inc.	5.000%	7/15/32	750	759
	EOG Resources Inc.	3.900%	4/1/35	560	512
[7]	EOG Resources Inc.	5.350%	1/15/36	1,200	1,216
	EOG Resources Inc.	4.950%	4/15/50	700	622
	EOG Resources Inc.	5.650%	12/1/54	800	782
[7]	EOG Resources Inc.	5.950%	7/15/55	450	458
	EQT Corp.	5.700%	4/1/28	550	565
[9]	EQT Corp.	4.500%	1/15/29	3,700	3,654
	EQT Corp.	7.000%	2/1/30	1,000	1,083
	EQT Corp.	5.750%	2/1/34	250	258
	Expand Energy Corp.	5.375%	2/1/29	3,740	3,745

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Expand Energy Corp.	5.700%	1/15/35	1,000	1,015
	Exxon Mobil Corp.	2.275%	8/16/26	400	392
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,091
	Exxon Mobil Corp.	3.482%	3/19/30	450	438
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,736
	Exxon Mobil Corp.	2.995%	8/16/39	815	636
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,654
	Exxon Mobil Corp.	3.567%	3/6/45	750	576
	Exxon Mobil Corp.	4.114%	3/1/46	1,840	1,511
	Exxon Mobil Corp.	3.095%	8/16/49	719	481
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	1,909
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	1,843
	Halliburton Co.	4.850%	11/15/35	1,000	963
	Halliburton Co.	6.700%	9/15/38	755	828
	Halliburton Co.	7.450%	9/15/39	1,265	1,481
	Halliburton Co.	4.500%	11/15/41	675	579
	Halliburton Co.	4.750%	8/1/43	725	630
	Halliburton Co.	5.000%	11/15/45	509	451
[9]	Helmerich & Payne Inc.	4.650%	12/1/27	700	693
[9]	Helmerich & Payne Inc.	4.850%	12/1/29	500	477
	Helmerich & Payne Inc.	2.900%	9/29/31	565	472
[9]	Helmerich & Payne Inc.	5.500%	12/1/34	400	364
	Hess Corp.	4.300%	4/1/27	1,000	998
	Hess Corp.	7.300%	8/15/31	560	636
	Hess Corp.	7.125%	3/15/33	415	470
	Hess Corp.	5.600%	2/15/41	1,750	1,738
	Hess Corp.	5.800%	4/1/47	500	497
	HF Sinclair Corp.	4.500%	10/1/30	400	388
	HF Sinclair Corp.	5.750%	1/15/31	550	563
	HF Sinclair Corp.	6.250%	1/15/35	675	685
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	197
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	310
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	371
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,374
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	572	496
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	445
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	472
	Kinder Morgan Inc.	1.750%	11/15/26	500	483
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,081
	Kinder Morgan Inc.	5.150%	6/1/30	150	153
[4]	Kinder Morgan Inc.	7.750%	1/15/32	835	964
	Kinder Morgan Inc.	4.800%	2/1/33	500	493
	Kinder Morgan Inc.	5.850%	6/1/35	1,800	1,865
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,300
	Kinder Morgan Inc.	5.050%	2/15/46	200	177
	Kinder Morgan Inc.	5.200%	3/1/48	630	567
	Kinder Morgan Inc.	3.250%	8/1/50	500	324
	Kinder Morgan Inc.	3.600%	2/15/51	480	331
	Kinder Morgan Inc.	5.450%	8/1/52	530	488
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,044
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,134
	Marathon Petroleum Corp.	5.150%	3/1/30	515	525
	Marathon Petroleum Corp.	5.700%	3/1/35	1,260	1,278
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,122
	Marathon Petroleum Corp.	4.750%	9/15/44	200	167
	Marathon Petroleum Corp.	4.500%	4/1/48	650	504
	Marathon Petroleum Corp.	5.000%	9/15/54	325	266
	MPLX LP	4.250%	12/1/27	1,010	1,006
	MPLX LP	4.950%	9/1/32	571	566
	MPLX LP	5.000%	3/1/33	1,000	986
	MPLX LP	5.500%	6/1/34	5,100	5,125
	MPLX LP	5.400%	4/1/35	351	348
	MPLX LP	4.700%	4/15/48	1,255	1,018
	MPLX LP	5.500%	2/15/49	1,260	1,140
	MPLX LP	5.950%	4/1/55	346	330
	NOV Inc.	3.600%	12/1/29	500	480
	NOV Inc.	3.950%	12/1/42	800	600
	Occidental Petroleum Corp.	8.500%	7/15/27	397	421
	Occidental Petroleum Corp.	6.375%	9/1/28	448	466
	Occidental Petroleum Corp.	5.200%	8/1/29	1,005	1,008

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Occidental Petroleum Corp.	8.875%	7/15/30	811	929
Occidental Petroleum Corp.	6.625%	9/1/30	221	234
Occidental Petroleum Corp.	6.125%	1/1/31	926	960
Occidental Petroleum Corp.	7.500%	5/1/31	704	775
Occidental Petroleum Corp.	7.875%	9/15/31	392	440
Occidental Petroleum Corp.	5.550%	10/1/34	1,450	1,423
Occidental Petroleum Corp.	6.450%	9/15/36	1,388	1,421
Occidental Petroleum Corp.	7.950%	6/15/39	323	364
Occidental Petroleum Corp.	6.200%	3/15/40	788	768
Occidental Petroleum Corp.	6.600%	3/15/46	905	893
Occidental Petroleum Corp.	4.400%	4/15/46	344	253
Occidental Petroleum Corp.	4.200%	3/15/48	244	167
Occidental Petroleum Corp.	6.050%	10/1/54	835	765
ONEOK Inc.	4.850%	7/15/26	410	411
ONEOK Inc.	5.550%	11/1/26	209	212
ONEOK Inc.	4.000%	7/13/27	1,150	1,143
ONEOK Inc.	4.250%	9/24/27	1,300	1,298
ONEOK Inc.	4.550%	7/15/28	800	803
ONEOK Inc.	5.650%	11/1/28	500	518
ONEOK Inc.	5.375%	6/1/29	415	424
ONEOK Inc.	3.400%	9/1/29	1,810	1,728
ONEOK Inc.	3.100%	3/15/30	1,000	935
ONEOK Inc.	3.250%	6/1/30	500	469
ONEOK Inc.	6.350%	1/15/31	1,000	1,069
ONEOK Inc.	4.750%	10/15/31	600	595
ONEOK Inc.	6.050%	9/1/33	1,400	1,470
ONEOK Inc.	5.650%	9/1/34	1,815	1,839
ONEOK Inc.	5.050%	11/1/34	782	761
ONEOK Inc.	5.150%	10/15/43	350	311
ONEOK Inc.	5.600%	4/1/44	295	269
ONEOK Inc.	5.050%	4/1/45	370	314
ONEOK Inc.	4.250%	9/15/46	300	228
ONEOK Inc.	4.950%	7/13/47	775	650
ONEOK Inc.	4.200%	10/3/47	725	545
ONEOK Inc.	5.200%	7/15/48	650	566
ONEOK Inc.	4.850%	2/1/49	200	163
ONEOK Inc.	4.450%	9/1/49	485	373
ONEOK Inc.	3.950%	3/1/50	625	445
ONEOK Inc.	4.500%	3/15/50	675	520
ONEOK Inc.	7.150%	1/15/51	330	355
ONEOK Inc.	6.625%	9/1/53	1,500	1,560
ONEOK Inc.	5.700%	11/1/54	1,250	1,153
ONEOK Inc.	5.850%	11/1/64	665	617
ONEOK Partners LP	6.650%	10/1/36	360	387
ONEOK Partners LP	6.850%	10/15/37	300	328
ONEOK Partners LP	6.125%	2/1/41	1,040	1,040
Ovintiv Inc.	5.650%	5/15/28	560	576
Ovintiv Inc.	7.375%	11/1/31	450	492
Ovintiv Inc.	6.250%	7/15/33	400	413
Ovintiv Inc.	6.500%	8/15/34	700	727
Ovintiv Inc.	6.625%	8/15/37	830	849
Ovintiv Inc.	7.100%	7/15/53	400	414
Patterson-UTI Energy Inc.	3.950%	2/1/28	400	387
Patterson-UTI Energy Inc.	5.150%	11/15/29	285	281
Patterson-UTI Energy Inc.	7.150%	10/1/33	325	333
Phillips 66	3.900%	3/15/28	600	594
Phillips 66	2.150%	12/15/30	800	705
Phillips 66	4.650%	11/15/34	500	477
Phillips 66	5.875%	5/1/42	401	399
Phillips 66	4.875%	11/15/44	1,750	1,520
Phillips 66 Co.	3.550%	10/1/26	425	420
Phillips 66 Co.	4.950%	12/1/27	200	203
Phillips 66 Co.	3.750%	3/1/28	400	394
Phillips 66 Co.	3.150%	12/15/29	250	237
Phillips 66 Co.	5.250%	6/15/31	500	514
Phillips 66 Co.	5.300%	6/30/33	1,150	1,164
Phillips 66 Co.	4.950%	3/15/35	505	490
Phillips 66 Co.	4.680%	2/15/45	370	311
Phillips 66 Co.	5.650%	6/15/54	800	744
Pioneer Natural Resources Co.	1.900%	8/15/30	370	328

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pioneer Natural Resources Co.	2.150%	1/15/31	1,375	1,221
	Plains All American Pipeline LP	4.500%	12/15/26	350	351
	Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,147
	Plains All American Pipeline LP	3.800%	9/15/30	525	502
	Plains All American Pipeline LP	5.700%	9/15/34	425	433
	Plains All American Pipeline LP	5.950%	6/15/35	800	823
	Plains All American Pipeline LP	6.650%	1/15/37	500	540
	Plains All American Pipeline LP	5.150%	6/1/42	500	446
	Plains All American Pipeline LP	4.300%	1/31/43	240	191
	Plains All American Pipeline LP	4.700%	6/15/44	500	415
	Plains All American Pipeline LP	4.900%	2/15/45	650	554
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,610
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,870	2,856
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	12,205	12,182
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	524
[4]	Shell Finance US Inc.	2.375%	11/7/29	1,861	1,731
[4]	Shell Finance US Inc.	2.750%	4/6/30	1,405	1,318
[4]	Shell Finance US Inc.	4.125%	5/11/35	2,125	2,008
[4]	Shell Finance US Inc.	4.550%	8/12/43	1,100	971
[4]	Shell Finance US Inc.	4.375%	5/11/45	2,000	1,693
[4]	Shell Finance US Inc.	4.000%	5/10/46	1,715	1,366
[4]	Shell Finance US Inc.	3.750%	9/12/46	375	289
[4]	Shell Finance US Inc.	3.250%	4/6/50	1,735	1,188
	Shell International Finance BV	2.500%	9/12/26	505	496
	Shell International Finance BV	3.875%	11/13/28	889	886
	Shell International Finance BV	6.375%	12/15/38	1,670	1,855
	Shell International Finance BV	5.500%	3/25/40	700	713
	Shell International Finance BV	2.875%	11/26/41	500	360
	Shell International Finance BV	3.625%	8/21/42	525	412
	Shell International Finance BV	3.125%	11/7/49	750	502
	Shell International Finance BV	3.000%	11/26/51	950	611
[9]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	250	252
[9]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	830	833
[9]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	1,045	1,034
[9]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	580	551
	Spectra Energy Partners LP	3.375%	10/15/26	950	937
	Spectra Energy Partners LP	5.950%	9/25/43	400	393
	Spectra Energy Partners LP	4.500%	3/15/45	220	181
	Suncor Energy Inc.	7.150%	2/1/32	500	552
	Suncor Energy Inc.	5.950%	12/1/34	1,100	1,141
	Suncor Energy Inc.	6.800%	5/15/38	381	412
	Suncor Energy Inc.	6.850%	6/1/39	350	381
	Suncor Energy Inc.	4.000%	11/15/47	700	518
	Suncor Energy Inc.	3.750%	3/4/51	625	439
	Targa Resources Corp.	6.150%	3/1/29	800	842
	Targa Resources Corp.	4.900%	9/15/30	425	429
	Targa Resources Corp.	4.200%	2/1/33	950	890
	Targa Resources Corp.	6.125%	3/15/33	1,081	1,140
	Targa Resources Corp.	5.500%	2/15/35	830	833
	Targa Resources Corp.	5.550%	8/15/35	729	733
	Targa Resources Corp.	5.650%	2/15/36	300	303
	Targa Resources Corp.	4.950%	4/15/52	765	638
	Targa Resources Corp.	6.250%	7/1/52	250	248
	Targa Resources Corp.	6.500%	2/15/53	700	719
	Targa Resources Corp.	6.125%	5/15/55	729	714
	Targa Resources Partners LP	6.500%	7/15/27	300	300
	Targa Resources Partners LP	5.000%	1/15/28	600	600
	Targa Resources Partners LP	6.875%	1/15/29	600	612
	Targa Resources Partners LP	5.500%	3/1/30	5,295	5,371
	Targa Resources Partners LP	4.875%	2/1/31	900	892
	Targa Resources Partners LP	4.000%	1/15/32	940	875
	TC PipeLines LP	3.900%	5/25/27	200	198
	TotalEnergies Capital International SA	3.455%	2/19/29	1,775	1,735
	TotalEnergies Capital International SA	2.829%	1/10/30	1,695	1,606
	TotalEnergies Capital International SA	2.986%	6/29/41	800	590
	TotalEnergies Capital International SA	3.461%	7/12/49	860	610
	TotalEnergies Capital International SA	3.127%	5/29/50	1,920	1,268
	TotalEnergies Capital International SA	3.386%	6/29/60	500	328
	TotalEnergies Capital SA	3.883%	10/11/28	500	498
	TotalEnergies Capital SA	5.150%	4/5/34	2,650	2,714

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital SA	4.724%	9/10/34	350	348
	TotalEnergies Capital SA	5.488%	4/5/54	1,475	1,419
	TotalEnergies Capital SA	5.638%	4/5/64	2,250	2,181
	TotalEnergies Capital SA	5.425%	9/10/64	1,370	1,281
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,695
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,862
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,580	1,515
	TransCanada PipeLines Ltd.	5.600%	3/31/34	295	300
	TransCanada PipeLines Ltd.	5.850%	3/15/36	625	644
	TransCanada PipeLines Ltd.	6.200%	10/15/37	850	891
	TransCanada PipeLines Ltd.	7.250%	8/15/38	600	681
	TransCanada PipeLines Ltd.	6.100%	6/1/40	830	862
	TransCanada PipeLines Ltd.	7.000%	6/1/65	2,000	2,005
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	297
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	700	661
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,080	906
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	379
	Valero Energy Corp.	2.150%	9/15/27	517	493
	Valero Energy Corp.	4.350%	6/1/28	315	315
	Valero Energy Corp.	5.150%	2/15/30	100	102
	Valero Energy Corp.	2.800%	12/1/31	400	356
	Valero Energy Corp.	7.500%	4/15/32	600	686
	Valero Energy Corp.	6.625%	6/15/37	1,355	1,460
	Valero Energy Corp.	3.650%	12/1/51	875	589
	Valero Energy Corp.	4.000%	6/1/52	250	177
	Valero Energy Partners LP	4.500%	3/15/28	400	401
	Western Midstream Operating LP	4.750%	8/15/28	229	229
	Western Midstream Operating LP	6.350%	1/15/29	900	943
	Western Midstream Operating LP	4.050%	2/1/30	1,040	1,001
	Western Midstream Operating LP	6.150%	4/1/33	425	442
	Western Midstream Operating LP	5.450%	11/15/34	665	652
	Western Midstream Operating LP	5.450%	4/1/44	390	339
	Western Midstream Operating LP	5.300%	3/1/48	790	661
	Western Midstream Operating LP	5.250%	2/1/50	1,100	927
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,310
	Williams Cos. Inc.	5.300%	8/15/28	673	692
	Williams Cos. Inc.	4.900%	3/15/29	900	913
	Williams Cos. Inc.	4.800%	11/15/29	500	506
	Williams Cos. Inc.	4.625%	6/30/30	400	400
	Williams Cos. Inc.	3.500%	11/15/30	1,100	1,040
	Williams Cos. Inc.	2.600%	3/15/31	1,000	896
	Williams Cos. Inc.	4.650%	8/15/32	487	478
	Williams Cos. Inc.	5.650%	3/15/33	400	416
	Williams Cos. Inc.	5.150%	3/15/34	750	749
	Williams Cos. Inc.	5.600%	3/15/35	500	514
	Williams Cos. Inc.	5.300%	9/30/35	600	601
	Williams Cos. Inc.	6.300%	4/15/40	990	1,052
	Williams Cos. Inc.	5.800%	11/15/43	585	580
	Williams Cos. Inc.	5.400%	3/4/44	585	550
	Williams Cos. Inc.	5.750%	6/24/44	600	589
	Williams Cos. Inc.	4.900%	1/15/45	300	263
	Williams Cos. Inc.	5.100%	9/15/45	900	816
	Williams Cos. Inc.	4.850%	3/1/48	675	585
	Williams Cos. Inc.	3.500%	10/15/51	540	370
	Williams Cos. Inc.	5.300%	8/15/52	625	571
	Williams Cos. Inc.	5.800%	11/15/54	625	611
	Williams Cos. Inc.	6.000%	3/15/55	500	500
	Woodside Finance Ltd.	4.900%	5/19/28	600	604
	Woodside Finance Ltd.	5.400%	5/19/30	1,167	1,183
	Woodside Finance Ltd.	5.700%	5/19/32	600	611
	Woodside Finance Ltd.	5.100%	9/12/34	1,040	1,003
	Woodside Finance Ltd.	6.000%	5/19/35	933	953
	Woodside Finance Ltd.	5.700%	9/12/54	625	564
					414,843
Financials (2.8%)
	ACE Capital Trust II	9.700%	4/1/30	75	89
[4]	Aegon Ltd.	5.500%	4/11/48	585	588
	AerCap Ireland Capital DAC	2.450%	10/29/26	2,000	1,949
	AerCap Ireland Capital DAC	6.100%	1/15/27	560	572

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	862
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	502
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	985
	AerCap Ireland Capital DAC	4.875%	4/1/28	700	707
	AerCap Ireland Capital DAC	5.750%	6/6/28	600	621
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,500	4,288
	AerCap Ireland Capital DAC	4.625%	9/10/29	750	750
	AerCap Ireland Capital DAC	6.150%	9/30/30	600	640
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,624
	AerCap Ireland Capital DAC	5.300%	1/19/34	750	755
	AerCap Ireland Capital DAC	4.950%	9/10/34	900	881
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,400	1,922
	AerCap Ireland Capital DAC	6.950%	3/10/55	200	209
	AerCap Ireland Capital DAC	6.500%	1/31/56	150	150
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	469
	Aflac Inc.	2.875%	10/15/26	884	869
	Aflac Inc.	3.600%	4/1/30	500	486
	Aflac Inc.	4.000%	10/15/46	150	118
	Aflac Inc.	4.750%	1/15/49	1,080	936
	Air Lease Corp.	1.875%	8/15/26	750	729
	Air Lease Corp.	2.200%	1/15/27	600	581
	Air Lease Corp.	3.625%	4/1/27	200	198
	Air Lease Corp.	3.625%	12/1/27	1,000	985
	Air Lease Corp.	2.100%	9/1/28	500	466
	Air Lease Corp.	4.625%	10/1/28	300	302
	Air Lease Corp.	3.250%	10/1/29	595	567
[4]	Air Lease Corp.	3.000%	2/1/30	625	585
[4]	Air Lease Corp.	5.200%	7/15/31	500	511
[4]	Air Lease Corp.	2.875%	1/15/32	600	534
	Alleghany Corp.	4.900%	9/15/44	300	274
	Alleghany Corp.	3.250%	8/15/51	425	285
	Allstate Corp.	3.280%	12/15/26	400	394
	Allstate Corp.	5.050%	6/24/29	402	413
	Allstate Corp.	1.450%	12/15/30	500	426
	Allstate Corp.	5.250%	3/30/33	625	641
	Allstate Corp.	5.550%	5/9/35	605	629
	Allstate Corp.	4.500%	6/15/43	1,550	1,346
	Allstate Corp.	4.200%	12/15/46	525	429
	Allstate Corp.	3.850%	8/10/49	400	306
[4]	Allstate Corp.	6.500%	5/15/57	650	666
	Ally Financial Inc.	4.750%	6/9/27	500	503
	Ally Financial Inc.	7.100%	11/15/27	500	527
	Ally Financial Inc.	5.737%	5/15/29	100	102
	Ally Financial Inc.	6.992%	6/13/29	600	631
[4]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,628
	American Express Co.	2.550%	3/4/27	5,316	5,177
	American Express Co.	3.300%	5/3/27	1,960	1,930
	American Express Co.	5.389%	7/28/27	800	808
	American Express Co.	5.098%	2/16/28	2,735	2,766
	American Express Co.	5.043%	7/26/28	1,275	1,293
	American Express Co.	4.731%	4/25/29	1,000	1,011
	American Express Co.	5.282%	7/27/29	800	823
	American Express Co.	5.085%	1/30/31	700	716
	American Express Co.	5.016%	4/25/31	8,200	8,376
	American Express Co.	6.489%	10/30/31	800	872
	American Express Co.	4.420%	8/3/33	1,500	1,463
	American Express Co.	5.043%	5/1/34	892	900
	American Express Co.	5.625%	7/28/34	500	512
	American Express Co.	5.915%	4/25/35	420	439
	American Express Co.	5.284%	7/26/35	1,275	1,292
	American Express Co.	5.442%	1/30/36	800	816
	American Express Co.	5.667%	4/25/36	2,700	2,797
	American Express Co.	4.050%	12/3/42	621	525
	American Financial Group Inc.	5.250%	4/2/30	318	329
	American Financial Group Inc.	4.500%	6/15/47	500	405
	American International Group Inc.	3.400%	6/30/30	1,115	1,061
	American International Group Inc.	3.875%	1/15/35	400	365
	American International Group Inc.	4.500%	7/16/44	988	862
	American International Group Inc.	4.750%	4/1/48	845	750
	American International Group Inc.	4.375%	6/30/50	1,000	837

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American National Group Inc.	5.000%	6/15/27	300	301
	American National Group Inc.	5.750%	10/1/29	250	256
	American National Group Inc.	6.000%	7/15/35	700	703
	Ameriprise Financial Inc.	5.700%	12/15/28	500	524
	Ameriprise Financial Inc.	4.500%	5/13/32	500	496
	Ameriprise Financial Inc.	5.150%	5/15/33	650	667
	Ameriprise Financial Inc.	5.200%	4/15/35	640	644
[4]	Aon Corp.	8.205%	1/1/27	150	158
	Aon Corp.	2.850%	5/28/27	500	487
	Aon Corp.	4.500%	12/15/28	600	603
	Aon Corp.	3.750%	5/2/29	630	617
	Aon Corp.	2.800%	5/15/30	1,620	1,502
	Aon Corp.	2.050%	8/23/31	750	647
	Aon Corp.	6.250%	9/30/40	150	159
	Aon Corp.	2.900%	8/23/51	1,000	618
	Aon Corp.	3.900%	2/28/52	500	370
	Aon Global Ltd.	4.600%	6/14/44	625	542
	Aon Global Ltd.	4.750%	5/15/45	695	608
	Aon North America Inc.	5.125%	3/1/27	240	243
	Aon North America Inc.	5.150%	3/1/29	760	778
	Aon North America Inc.	5.300%	3/1/31	550	569
	Aon North America Inc.	5.450%	3/1/34	1,450	1,489
	Aon North America Inc.	5.750%	3/1/54	1,700	1,675
	Apollo Debt Solutions BDC	6.900%	4/13/29	850	887
	Apollo Debt Solutions BDC	6.700%	7/29/31	1,150	1,194
[9]	Apollo Debt Solutions BDC	6.550%	3/15/32	350	358
	Apollo Global Management Inc.	6.375%	11/15/33	500	546
	Apollo Global Management Inc.	5.800%	5/21/54	625	618
	Apollo Global Management Inc.	6.000%	12/15/54	400	391
	Arch Capital Finance LLC	4.011%	12/15/26	799	795
	Arch Capital Finance LLC	5.031%	12/15/46	100	91
	Arch Capital Group Ltd.	7.350%	5/1/34	500	578
	Arch Capital Group Ltd.	3.635%	6/30/50	975	712
	Arch Capital Group US Inc.	5.144%	11/1/43	275	256
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,286
	Ares Capital Corp.	7.000%	1/15/27	375	387
	Ares Capital Corp.	2.875%	6/15/27	319	308
	Ares Capital Corp.	5.875%	3/1/29	820	836
	Ares Capital Corp.	5.950%	7/15/29	700	716
	Ares Capital Corp.	5.500%	9/1/30	625	623
	Ares Capital Corp.	3.200%	11/15/31	500	436
[4]	Ares Capital Corp.	5.800%	3/8/32	1,350	1,345
	Ares Strategic Income Fund	5.700%	3/15/28	850	857
[9]	Ares Strategic Income Fund	5.450%	9/9/28	300	300
	Ares Strategic Income Fund	6.350%	8/15/29	625	641
	Ares Strategic Income Fund	5.600%	2/15/30	625	623
[9]	Ares Strategic Income Fund	5.800%	9/9/30	550	552
	Ares Strategic Income Fund	6.200%	3/21/32	625	628
	Arthur J Gallagher & Co.	4.600%	12/15/27	170	171
	Arthur J Gallagher & Co.	4.850%	12/15/29	120	122
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	438
	Arthur J Gallagher & Co.	5.000%	2/15/32	140	142
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	516
	Arthur J Gallagher & Co.	6.500%	2/15/34	450	493
	Arthur J Gallagher & Co.	5.150%	2/15/35	1,490	1,491
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	348
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	315
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	491
	Arthur J Gallagher & Co.	6.750%	2/15/54	450	499
	Arthur J Gallagher & Co.	5.750%	7/15/54	400	392
	Arthur J Gallagher & Co.	5.550%	2/15/55	1,196	1,148
	Associated Banc-Corp.	6.455%	8/29/30	150	154
	Assurant Inc.	4.900%	3/27/28	400	403
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	450	473
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	462
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	341
	Athene Holding Ltd.	4.125%	1/12/28	835	827
	Athene Holding Ltd.	3.500%	1/15/31	3,000	2,823
	Athene Holding Ltd.	5.875%	1/15/34	800	828
	Athene Holding Ltd.	3.950%	5/25/51	200	141

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Athene Holding Ltd.	3.450%	5/15/52	500	319
	Athene Holding Ltd.	6.250%	4/1/54	845	833
	Athene Holding Ltd.	6.625%	10/15/54	500	492
	Athene Holding Ltd.	6.625%	5/19/55	400	411
	Athene Holding Ltd.	6.875%	6/28/55	500	497
[4]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/26	950	955
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	600	610
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	1,250	1,271
	AXA SA	8.600%	12/15/30	540	643
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	241
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,485
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	484
	Bain Capital Specialty Finance Inc.	5.950%	3/15/30	400	397
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	600	681
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	800	832
	Banco Santander SA	5.179%	11/19/25	1,300	1,302
	Banco Santander SA	4.250%	4/11/27	2,000	1,995
	Banco Santander SA	5.294%	8/18/27	900	915
	Banco Santander SA	6.527%	11/7/27	1,400	1,438
	Banco Santander SA	3.800%	2/23/28	2,200	2,162
	Banco Santander SA	5.552%	3/14/28	800	813
	Banco Santander SA	4.379%	4/12/28	1,200	1,197
[4]	Banco Santander SA	5.365%	7/15/28	600	611
	Banco Santander SA	6.607%	11/7/28	3,800	4,052
	Banco Santander SA	3.306%	6/27/29	500	480
	Banco Santander SA	5.538%	3/14/30	800	824
	Banco Santander SA	3.490%	5/28/30	1,000	950
	Banco Santander SA	2.749%	12/3/30	1,200	1,069
	Banco Santander SA	2.958%	3/25/31	1,000	913
	Banco Santander SA	5.439%	7/15/31	400	415
	Banco Santander SA	3.225%	11/22/32	800	717
	Banco Santander SA	6.921%	8/8/33	1,400	1,517
	Banco Santander SA	6.938%	11/7/33	800	904
	Banco Santander SA	6.350%	3/14/34	1,000	1,046
	Banco Santander SA	6.033%	1/17/35	1,000	1,053
[4]	Bank of America Corp.	4.250%	10/22/26	1,500	1,497
[4]	Bank of America Corp.	3.824%	1/20/28	450	446
[4]	Bank of America Corp.	3.705%	4/24/28	1,400	1,384
[4]	Bank of America Corp.	3.593%	7/21/28	3,008	2,962
[4]	Bank of America Corp.	4.948%	7/22/28	1,300	1,315
	Bank of America Corp.	6.204%	11/10/28	1,725	1,795
[4]	Bank of America Corp.	3.419%	12/20/28	6,357	6,213
[4]	Bank of America Corp.	3.970%	3/5/29	1,425	1,409
	Bank of America Corp.	5.202%	4/25/29	2,050	2,095
[4]	Bank of America Corp.	2.087%	6/14/29	6,000	5,624
[4]	Bank of America Corp.	4.271%	7/23/29	6,175	6,158
	Bank of America Corp.	5.819%	9/15/29	2,400	2,502
[4]	Bank of America Corp.	3.974%	2/7/30	3,700	3,643
[4]	Bank of America Corp.	3.194%	7/23/30	2,000	1,904
[4]	Bank of America Corp.	2.884%	10/22/30	4,175	3,907
[4]	Bank of America Corp.	2.496%	2/13/31	625	571
[4]	Bank of America Corp.	2.592%	4/29/31	6,000	5,487
[4]	Bank of America Corp.	1.922%	10/24/31	3,000	2,615
[4]	Bank of America Corp.	2.651%	3/11/32	1,500	1,345
	Bank of America Corp.	2.687%	4/22/32	4,575	4,108
	Bank of America Corp.	2.299%	7/21/32	7,500	6,535
	Bank of America Corp.	2.572%	10/20/32	1,000	880
	Bank of America Corp.	4.571%	4/27/33	2,000	1,967
[4]	Bank of America Corp.	5.015%	7/22/33	4,000	4,047
	Bank of America Corp.	5.288%	4/25/34	3,150	3,214
	Bank of America Corp.	5.872%	9/15/34	2,750	2,902
	Bank of America Corp.	5.468%	1/23/35	4,500	4,623
[4]	Bank of America Corp.	5.425%	8/15/35	1,550	1,549
	Bank of America Corp.	5.518%	10/25/35	2,100	2,095
	Bank of America Corp.	5.511%	1/24/36	1,600	1,646
	Bank of America Corp.	5.464%	5/9/36	5,950	6,105
	Bank of America Corp.	2.482%	9/21/36	1,500	1,271
	Bank of America Corp.	6.110%	1/29/37	810	856
	Bank of America Corp.	3.846%	3/8/37	2,725	2,493
[4]	Bank of America Corp.	4.244%	4/24/38	1,100	1,002

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	7.750%	5/14/38	1,700	2,030
[4]	Bank of America Corp.	4.078%	4/23/40	1,425	1,238
[4]	Bank of America Corp.	2.676%	6/19/41	4,895	3,488
[4]	Bank of America Corp.	5.875%	2/7/42	1,020	1,066
	Bank of America Corp.	3.311%	4/22/42	3,945	3,029
[4]	Bank of America Corp.	5.000%	1/21/44	1,595	1,507
[4]	Bank of America Corp.	4.875%	4/1/44	550	509
[4]	Bank of America Corp.	4.750%	4/21/45	1,350	1,198
[4]	Bank of America Corp.	4.443%	1/20/48	2,675	2,285
[4]	Bank of America Corp.	3.946%	1/23/49	1,175	920
[4]	Bank of America Corp.	4.330%	3/15/50	700	581
[4]	Bank of America Corp.	4.083%	3/20/51	5,500	4,372
[4]	Bank of America Corp.	2.831%	10/24/51	2,000	1,250
[4]	Bank of America Corp.	3.483%	3/13/52	1,000	713
	Bank of America Corp.	2.972%	7/21/52	1,500	969
	Bank of America NA	5.526%	8/18/26	1,640	1,663
[4]	Bank of America NA	6.000%	10/15/36	600	634
[4]	Bank of Montreal	2.650%	3/8/27	700	683
	Bank of Montreal	4.567%	9/10/27	740	742
[4]	Bank of Montreal	4.700%	9/14/27	500	505
	Bank of Montreal	5.203%	2/1/28	650	665
	Bank of Montreal	5.717%	9/25/28	600	625
	Bank of Montreal	5.511%	6/4/31	1,325	1,385
[4]	Bank of Montreal	3.803%	12/15/32	1,600	1,558
	Bank of Montreal	3.088%	1/10/37	600	521
[4]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	951
[4]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	330
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,480
[4]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	590
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,186
	Bank of New York Mellon Corp.	4.441%	6/9/28	325	327
	Bank of New York Mellon Corp.	4.890%	7/21/28	850	861
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	673
[4]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	963
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	655
	Bank of New York Mellon Corp.	4.729%	4/20/29	250	253
[4]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	480
[4]	Bank of New York Mellon Corp.	6.317%	10/25/29	800	849
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	825	844
	Bank of New York Mellon Corp.	4.942%	2/11/31	2,550	2,603
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	247
	Bank of New York Mellon Corp.	5.060%	7/22/32	600	613
[4]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,864
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	689
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	346
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	825	828
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	825	836
	Bank of New York Mellon Corp.	5.316%	6/6/36	250	255
	Bank of Nova Scotia	2.700%	8/3/26	725	714
	Bank of Nova Scotia	1.300%	9/15/26	1,000	966
	Bank of Nova Scotia	1.950%	2/2/27	500	484
[4]	Bank of Nova Scotia	5.400%	6/4/27	375	384
	Bank of Nova Scotia	5.250%	6/12/28	800	824
	Bank of Nova Scotia	4.932%	2/14/29	500	506
[4]	Bank of Nova Scotia	5.450%	8/1/29	345	358
	Bank of Nova Scotia	5.130%	2/14/31	1,000	1,018
	Bank of Nova Scotia	2.150%	8/1/31	1,000	874
	Bank of Nova Scotia	2.450%	2/2/32	500	435
	Bank of Nova Scotia	4.740%	11/10/32	700	699
	Bank of Nova Scotia	5.650%	2/1/34	850	891
	Bank of Nova Scotia	4.588%	5/4/37	1,025	969
	Bank OZK	2.750%	10/1/31	285	255
	BankUnited Inc.	5.125%	6/11/30	250	247
	Barclays plc	7.325%	11/2/26	1,500	1,512
	Barclays plc	4.337%	1/10/28	1,000	997
	Barclays plc	5.674%	3/12/28	800	815
	Barclays plc	4.836%	5/9/28	4,750	4,758
	Barclays plc	5.501%	8/9/28	1,225	1,249
	Barclays plc	4.837%	9/10/28	328	330
	Barclays plc	7.385%	11/2/28	1,500	1,592

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.086%	2/25/29	840	851
[4]	Barclays plc	4.972%	5/16/29	1,000	1,010
	Barclays plc	6.490%	9/13/29	390	412
	Barclays plc	5.690%	3/12/30	1,475	1,526
[4]	Barclays plc	5.088%	6/20/30	2,975	2,986
	Barclays plc	4.942%	9/10/30	594	598
	Barclays plc	5.367%	2/25/31	850	868
	Barclays plc	2.645%	6/24/31	1,600	1,446
	Barclays plc	2.667%	3/10/32	1,750	1,554
	Barclays plc	5.746%	8/9/33	845	876
	Barclays plc	7.437%	11/2/33	3,500	3,970
	Barclays plc	6.224%	5/9/34	1,664	1,766
	Barclays plc	7.119%	6/27/34	500	546
	Barclays plc	6.692%	9/13/34	1,050	1,147
	Barclays plc	5.335%	9/10/35	1,612	1,601
	Barclays plc	3.564%	9/23/35	700	643
	Barclays plc	5.785%	2/25/36	4,094	4,185
	Barclays plc	5.250%	8/17/45	500	480
	Barclays plc	4.950%	1/10/47	1,300	1,181
	Barclays plc	6.036%	3/12/55	1,000	1,025
[9]	Barings Private Credit Corp.	6.150%	6/11/30	725	717
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,359
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	203
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	141
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	554
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	485
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,681
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,323
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,980	2,570
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	300
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	750	580
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	770
	BGC Group Inc.	8.000%	5/25/28	500	535
[9]	BGC Group Inc.	6.150%	4/2/30	500	507
	BlackRock Funding Inc.	4.600%	7/26/27	600	607
	BlackRock Funding Inc.	4.700%	3/14/29	825	843
	BlackRock Funding Inc.	5.000%	3/14/34	1,075	1,099
	BlackRock Funding Inc.	4.900%	1/8/35	750	759
	BlackRock Funding Inc.	5.250%	3/14/54	1,275	1,224
	BlackRock Funding Inc.	5.350%	1/8/55	750	731
	Blackrock Inc.	3.200%	3/15/27	550	543
	Blackrock Inc.	3.250%	4/30/29	1,000	972
	Blackrock Inc.	2.400%	4/30/30	1,250	1,150
	Blackrock Inc.	1.900%	1/28/31	915	805
	Blackrock Inc.	2.100%	2/25/32	950	820
	Blackrock Inc.	4.750%	5/25/33	825	834
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,393
	Blackstone Private Credit Fund	3.250%	3/15/27	725	705
	Blackstone Private Credit Fund	4.950%	9/26/27	350	349
	Blackstone Private Credit Fund	7.300%	11/27/28	1,000	1,067
	Blackstone Private Credit Fund	5.600%	11/22/29	500	503
	Blackstone Private Credit Fund	6.250%	1/25/31	410	422
	Blackstone Private Credit Fund	6.000%	1/29/32	850	855
	Blackstone Private Credit Fund	6.000%	11/22/34	500	490
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	425	423
	Blackstone Secured Lending Fund	2.750%	9/16/26	300	292
	Blackstone Secured Lending Fund	5.875%	11/15/27	1,000	1,021
	Blackstone Secured Lending Fund	5.350%	4/13/28	650	655
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	698
	Blackstone Secured Lending Fund	5.300%	6/30/30	500	495
	Blue Owl Capital Corp.	3.400%	7/15/26	1,137	1,118
	Blue Owl Capital Corp.	2.625%	1/15/27	500	483
	Blue Owl Capital Corp.	2.875%	6/11/28	746	695
	Blue Owl Capital Corp.	5.950%	3/15/29	500	503
	Blue Owl Capital Corp.	6.200%	7/15/30	200	202
[4]	Blue Owl Credit Income Corp.	4.700%	2/8/27	800	795
	Blue Owl Credit Income Corp.	7.950%	6/13/28	500	535
	Blue Owl Credit Income Corp.	7.750%	1/15/29	1,350	1,437
	Blue Owl Credit Income Corp.	6.600%	9/15/29	700	721
	Blue Owl Credit Income Corp.	5.800%	3/15/30	1,345	1,349

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blue Owl Finance LLC	3.125%	6/10/31	546	485
	Blue Owl Finance LLC	6.250%	4/18/34	850	874
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	500	479
[9]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	300	302
	Blue Owl Technology Finance Corp.	6.750%	4/4/29	1,000	1,020
	Brighthouse Financial Inc.	5.625%	5/15/30	500	513
	Brighthouse Financial Inc.	4.700%	6/22/47	597	457
	Brookfield Asset Management Ltd.	5.795%	4/24/35	300	308
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	988
	Brookfield Finance Inc.	4.850%	3/29/29	600	606
	Brookfield Finance Inc.	4.350%	4/15/30	320	316
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,084
	Brookfield Finance Inc.	6.350%	1/5/34	500	537
	Brookfield Finance Inc.	5.675%	1/15/35	500	513
	Brookfield Finance Inc.	4.700%	9/20/47	750	639
	Brookfield Finance Inc.	3.500%	3/30/51	250	170
	Brookfield Finance Inc.	3.625%	2/15/52	500	344
	Brookfield Finance Inc.	5.968%	3/4/54	730	730
	Brookfield Finance Inc.	5.813%	3/3/55	500	489
	Brookfield Finance LLC	3.450%	4/15/50	1,200	814
	Brown & Brown Inc.	4.600%	12/23/26	625	628
	Brown & Brown Inc.	4.700%	6/23/28	200	202
	Brown & Brown Inc.	4.500%	3/15/29	275	275
	Brown & Brown Inc.	4.900%	6/23/30	175	177
	Brown & Brown Inc.	2.375%	3/15/31	1,000	880
	Brown & Brown Inc.	4.200%	3/17/32	500	478
	Brown & Brown Inc.	5.250%	6/23/32	100	102
	Brown & Brown Inc.	5.650%	6/11/34	500	513
	Brown & Brown Inc.	5.550%	6/23/35	200	204
	Brown & Brown Inc.	4.950%	3/17/52	475	410
	Brown & Brown Inc.	6.250%	6/23/55	775	799
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	500	506
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	691
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	560	570
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	500	501
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	500	510
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	500	525
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	525	531
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	500	515
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	1,250	1,250
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	884
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	1,890	2,025
	Capital One Financial Corp.	3.750%	7/28/26	250	248
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,067
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,731
	Capital One Financial Corp.	7.149%	10/29/27	800	827
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,729
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,974
	Capital One Financial Corp.	5.468%	2/1/29	2,693	2,757
	Capital One Financial Corp.	6.312%	6/8/29	550	577
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,291
[4]	Capital One Financial Corp.	7.624%	10/30/31	800	904
	Capital One Financial Corp.	2.359%	7/29/32	800	678
	Capital One Financial Corp.	6.700%	11/29/32	550	600
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,369
	Capital One Financial Corp.	6.377%	6/8/34	500	532
	Capital One Financial Corp.	7.964%	11/2/34	1,350	1,569
	Capital One Financial Corp.	6.051%	2/1/35	2,435	2,541
	Capital One Financial Corp.	6.183%	1/30/36	1,150	1,169
[4]	Capital One NA	3.450%	7/27/26	1,455	1,439
[4]	Capital One NA	4.650%	9/13/28	500	503
[4]	Capital One NA	2.700%	2/6/30	400	368
	Carlyle Secured Lending Inc.	6.750%	2/18/30	150	153
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,279
	Cboe Global Markets Inc.	1.625%	12/15/30	500	431
	Charles Schwab Corp.	5.875%	8/24/26	820	834
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,083
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,293
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,207
	Charles Schwab Corp.	3.200%	1/25/28	400	392

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	4.000%	2/1/29	440	437
	Charles Schwab Corp.	3.250%	5/22/29	475	459
	Charles Schwab Corp.	2.750%	10/1/29	300	282
	Charles Schwab Corp.	6.196%	11/17/29	1,005	1,066
	Charles Schwab Corp.	2.300%	5/13/31	1,000	890
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,326
	Charles Schwab Corp.	2.900%	3/3/32	825	742
	Charles Schwab Corp.	5.853%	5/19/34	1,000	1,061
	Charles Schwab Corp.	6.136%	8/24/34	810	876
	Chubb Corp.	6.000%	5/11/37	375	407
[4]	Chubb Corp.	6.500%	5/15/38	1,322	1,487
	Chubb INA Holdings LLC	1.375%	9/15/30	1,000	870
	Chubb INA Holdings LLC	5.000%	3/15/34	1,320	1,344
	Chubb INA Holdings LLC	6.700%	5/15/36	180	205
	Chubb INA Holdings LLC	4.150%	3/13/43	225	192
	Chubb INA Holdings LLC	4.350%	11/3/45	800	692
	Chubb INA Holdings LLC	2.850%	12/15/51	500	321
	Chubb INA Holdings LLC	3.050%	12/15/61	1,000	618
	CI Financial Corp.	3.200%	12/17/30	707	624
[4]	Cincinnati Financial Corp.	6.920%	5/15/28	300	322
	Cincinnati Financial Corp.	6.125%	11/1/34	275	292
	Citibank NA	4.929%	8/6/26	700	705
[4]	Citibank NA	5.488%	12/4/26	2,000	2,032
	Citibank NA	4.876%	11/19/27	5,550	5,585
	Citibank NA	5.803%	9/29/28	2,025	2,118
	Citibank NA	4.838%	8/6/29	1,700	1,736
[4]	Citibank NA	4.914%	5/29/30	500	510
[4]	Citibank NA	5.570%	4/30/34	1,200	1,249
	Citigroup Inc.	3.200%	10/21/26	3,000	2,959
	Citigroup Inc.	4.300%	11/20/26	775	774
	Citigroup Inc.	4.450%	9/29/27	3,825	3,827
[4]	Citigroup Inc.	3.887%	1/10/28	7,499	7,431
[4]	Citigroup Inc.	3.070%	2/24/28	2,200	2,152
	Citigroup Inc.	4.643%	5/7/28	725	727
	Citigroup Inc.	4.658%	5/24/28	1,000	1,004
[4]	Citigroup Inc.	3.668%	7/24/28	2,675	2,633
	Citigroup Inc.	4.125%	7/25/28	425	422
[4]	Citigroup Inc.	3.520%	10/27/28	2,760	2,703
	Citigroup Inc.	5.174%	2/13/30	2,025	2,065
[4]	Citigroup Inc.	3.980%	3/20/30	2,000	1,960
	Citigroup Inc.	4.542%	9/19/30	1,395	1,388
[4]	Citigroup Inc.	2.976%	11/5/30	1,175	1,099
[4]	Citigroup Inc.	2.666%	1/29/31	175	160
[4]	Citigroup Inc.	4.412%	3/31/31	8,750	8,655
	Citigroup Inc.	4.952%	5/7/31	750	759
[4]	Citigroup Inc.	2.572%	6/3/31	2,500	2,267
	Citigroup Inc.	6.625%	6/15/32	750	818
	Citigroup Inc.	2.520%	11/3/32	2,000	1,748
	Citigroup Inc.	3.057%	1/25/33	750	671
	Citigroup Inc.	5.875%	2/22/33	200	208
	Citigroup Inc.	3.785%	3/17/33	2,600	2,426
	Citigroup Inc.	4.910%	5/24/33	1,000	998
	Citigroup Inc.	6.000%	10/31/33	925	973
	Citigroup Inc.	6.270%	11/17/33	5,000	5,385
	Citigroup Inc.	6.174%	5/25/34	2,250	2,349
	Citigroup Inc.	5.592%	11/19/34	2,700	2,740
	Citigroup Inc.	5.827%	2/13/35	2,000	2,039
	Citigroup Inc.	6.125%	8/25/36	1,699	1,759
[4]	Citigroup Inc.	3.878%	1/24/39	1,100	948
	Citigroup Inc.	5.411%	9/19/39	1,500	1,458
[4]	Citigroup Inc.	5.316%	3/26/41	4,950	4,832
	Citigroup Inc.	5.875%	1/30/42	800	828
	Citigroup Inc.	6.675%	9/13/43	500	546
	Citigroup Inc.	5.300%	5/6/44	750	702
	Citigroup Inc.	4.650%	7/30/45	1,200	1,054
	Citigroup Inc.	4.750%	5/18/46	825	706
	Citigroup Inc.	4.650%	7/23/48	1,480	1,277
	Citigroup Inc.	5.612%	3/4/56	850	834
	Citizens Bank NA	4.575%	8/9/28	575	576
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,192

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Financial Group Inc.	5.841%	1/23/30	800	828
	Citizens Financial Group Inc.	2.500%	2/6/30	450	408
	Citizens Financial Group Inc.	5.253%	3/5/31	375	380
	Citizens Financial Group Inc.	2.638%	9/30/32	1,180	993
	Citizens Financial Group Inc.	6.645%	4/25/35	625	674
	CME Group Inc.	3.750%	6/15/28	300	298
	CME Group Inc.	4.400%	3/15/30	625	629
	CME Group Inc.	2.650%	3/15/32	1,000	896
	CME Group Inc.	5.300%	9/15/43	720	722
	CME Group Inc.	4.150%	6/15/48	500	422
	CNA Financial Corp.	3.450%	8/15/27	400	392
	CNA Financial Corp.	3.900%	5/1/29	800	784
	CNA Financial Corp.	5.125%	2/15/34	638	639
	CNO Financial Group Inc.	6.450%	6/15/34	585	614
	Comerica Inc.	4.000%	2/1/29	415	405
	Comerica Inc.	5.982%	1/30/30	790	809
	Commonwealth Bank of Australia	4.577%	11/27/26	750	755
	Commonwealth Bank of Australia	4.423%	3/14/28	625	631
[4]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,787
	Cooperatieve Rabobank UA	5.500%	10/5/26	600	610
	Cooperatieve Rabobank UA	4.883%	1/21/28	850	868
	Cooperatieve Rabobank UA	4.800%	1/9/29	600	611
	Cooperatieve Rabobank UA	4.494%	10/17/29	550	556
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	756
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,070
	Corebridge Financial Inc.	3.650%	4/5/27	1,000	987
	Corebridge Financial Inc.	3.850%	4/5/29	1,250	1,225
	Corebridge Financial Inc.	3.900%	4/5/32	595	558
	Corebridge Financial Inc.	6.050%	9/15/33	500	526
	Corebridge Financial Inc.	5.750%	1/15/34	1,300	1,351
	Corebridge Financial Inc.	4.350%	4/5/42	500	419
	Corebridge Financial Inc.	4.400%	4/5/52	1,500	1,200
	Corebridge Financial Inc.	6.875%	12/15/52	735	758
	Corebridge Financial Inc.	6.375%	9/15/54	625	624
	Credit Suisse USA LLC	7.125%	7/15/32	465	529
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,584
	Deutsche Bank AG	7.146%	7/13/27	1,500	1,538
	Deutsche Bank AG	2.311%	11/16/27	500	485
	Deutsche Bank AG	2.552%	1/7/28	1,005	976
	Deutsche Bank AG	5.706%	2/8/28	540	549
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,633
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,066
	Deutsche Bank AG	4.999%	9/11/30	1,044	1,051
	Deutsche Bank AG	5.297%	5/9/31	875	889
	Deutsche Bank AG	5.882%	7/8/31	200	205
[4]	Deutsche Bank AG	3.547%	9/18/31	900	841
	Deutsche Bank AG	3.729%	1/14/32	1,730	1,583
	Deutsche Bank AG	3.035%	5/28/32	1,005	902
	Deutsche Bank AG	4.875%	12/1/32	570	564
	Deutsche Bank AG	3.742%	1/7/33	1,393	1,252
	Deutsche Bank AG	7.079%	2/10/34	1,150	1,226
	Deutsche Bank AG	5.403%	9/11/35	1,044	1,038
	Eaton Vance Corp.	3.500%	4/6/27	511	504
	Enact Holdings Inc.	6.250%	5/28/29	630	654
	Enstar Finance LLC	5.500%	1/15/42	500	492
	Enstar Group Ltd.	4.950%	6/1/29	415	418
	Enstar Group Ltd.	3.100%	9/1/31	435	387
	Equitable Holdings Inc.	4.350%	4/20/28	3,460	3,452
	Equitable Holdings Inc.	5.594%	1/11/33	500	520
	Equitable Holdings Inc.	5.000%	4/20/48	1,090	963
	Equitable Holdings Inc.	6.700%	3/28/55	500	511
	Essent Group Ltd.	6.250%	7/1/29	420	435
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	265
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	342
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	775
	F&G Annuities & Life Inc.	7.400%	1/13/28	400	420
	F&G Annuities & Life Inc.	6.250%	10/4/34	415	412
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	404
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	598
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	928

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	669
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	500	522
[9]	Fairfax Financial Holdings Ltd.	5.750%	5/20/35	400	406
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	825	839
	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	500	493
[9]	Fairfax Financial Holdings Ltd.	6.500%	5/20/55	500	511
	Fidelity National Financial Inc.	3.400%	6/15/30	500	467
	Fidelity National Financial Inc.	2.450%	3/15/31	475	412
	Fidelity National Financial Inc.	3.200%	9/17/51	500	310
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,453
	Fifth Third Bancorp	1.707%	11/1/27	500	483
	Fifth Third Bancorp	3.950%	3/14/28	300	297
	Fifth Third Bancorp	6.339%	7/27/29	800	842
	Fifth Third Bancorp	4.772%	7/28/30	400	402
	Fifth Third Bancorp	5.631%	1/29/32	1,225	1,275
	Fifth Third Bancorp	4.337%	4/25/33	500	478
	Fifth Third Bancorp	8.250%	3/1/38	710	855
[4]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,130
	First American Financial Corp.	2.400%	8/15/31	600	514
	First American Financial Corp.	5.450%	9/30/34	350	344
[4]	First Horizon Bank	5.750%	5/1/30	340	348
	First Horizon Corp.	5.514%	3/7/31	450	456
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	363
	FNB Corp.	5.722%	12/11/30	500	503
	Franklin Resources Inc.	1.600%	10/30/30	500	431
	Franklin Resources Inc.	2.950%	8/12/51	500	306
	FS KKR Capital Corp.	7.875%	1/15/29	900	950
	FS KKR Capital Corp.	6.875%	8/15/29	300	308
	FS KKR Capital Corp.	6.125%	1/15/30	300	298
	GATX Corp.	3.850%	3/30/27	910	901
	GATX Corp.	3.500%	3/15/28	200	195
	GATX Corp.	4.550%	11/7/28	600	601
	GATX Corp.	4.000%	6/30/30	460	448
	GATX Corp.	1.900%	6/1/31	500	424
	GATX Corp.	3.500%	6/1/32	500	456
	GATX Corp.	5.450%	9/15/33	500	510
	GATX Corp.	6.050%	3/15/34	500	530
	GATX Corp.	6.900%	5/1/34	500	554
	GATX Corp.	5.500%	6/15/35	250	253
	GATX Corp.	5.200%	3/15/44	150	137
	GATX Corp.	4.500%	3/30/45	150	122
	GATX Corp.	3.100%	6/1/51	500	311
	GATX Corp.	6.050%	6/5/54	600	600
	Globe Life Inc.	4.550%	9/15/28	385	387
	Globe Life Inc.	2.150%	8/15/30	500	442
	Goldman Sachs Capital I	6.345%	2/15/34	1,225	1,272
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,058
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,391
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,328
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,966
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,180
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,138
	Goldman Sachs Group Inc.	6.484%	10/24/29	2,025	2,149
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	6,269
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,050	1,093
	Goldman Sachs Group Inc.	5.049%	7/23/30	2,850	2,896
	Goldman Sachs Group Inc.	4.692%	10/23/30	2,300	2,307
[4]	Goldman Sachs Group Inc.	5.207%	1/28/31	1,225	1,253
	Goldman Sachs Group Inc.	5.218%	4/23/31	5,000	5,127
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,905
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,668
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,970	3,467
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,999
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,735	2,462
	Goldman Sachs Group Inc.	6.561%	10/24/34	500	553
	Goldman Sachs Group Inc.	5.851%	4/25/35	390	409
	Goldman Sachs Group Inc.	5.330%	7/23/35	5,610	5,677
	Goldman Sachs Group Inc.	5.016%	10/23/35	2,300	2,272
	Goldman Sachs Group Inc.	5.536%	1/28/36	1,990	2,041
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,179

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,195
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,944
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,235
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,332
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,423
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,537
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,865
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	466
	Goldman Sachs Group Inc.	5.561%	11/19/45	2,550	2,511
[9]	Goldman Sachs Private Credit Corp.	5.875%	5/6/28	100	101
[9]	Goldman Sachs Private Credit Corp.	6.250%	5/6/30	125	127
	Golub Capital BDC Inc.	2.500%	8/24/26	684	666
	Golub Capital BDC Inc.	2.050%	2/15/27	290	276
	Golub Capital BDC Inc.	7.050%	12/5/28	500	526
	Golub Capital BDC Inc.	6.000%	7/15/29	250	253
	Golub Capital Private Credit Fund	5.800%	9/12/29	300	300
	Golub Capital Private Credit Fund	5.875%	5/1/30	300	300
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/31	1,200	1,214
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	750	751
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/35	750	764
	Hartford Insurance Group Inc.	2.800%	8/19/29	500	470
	Hartford Insurance Group Inc.	6.100%	10/1/41	600	622
	Hartford Insurance Group Inc.	4.300%	4/15/43	500	421
	Hartford Insurance Group Inc.	3.600%	8/19/49	500	366
	Hartford Insurance Group Inc.	2.900%	9/15/51	700	438
	Hercules Capital Inc.	6.000%	6/16/30	1,000	1,000
[9]	HPS Corporate Lending Fund	5.300%	6/5/27	100	100
	HPS Corporate Lending Fund	6.250%	9/30/29	500	509
[9]	HPS Corporate Lending Fund	5.850%	6/5/30	500	499
	HPS Corporate Lending Fund	5.950%	4/14/32	1,300	1,293
[4]	HSBC Bank USA NA	5.875%	11/1/34	250	264
[4]	HSBC Bank USA NA	7.000%	1/15/39	650	745
	HSBC Holdings plc	7.336%	11/3/26	250	252
	HSBC Holdings plc	2.251%	11/22/27	2,145	2,079
[4]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,984
	HSBC Holdings plc	4.755%	6/9/28	3,020	3,030
	HSBC Holdings plc	5.210%	8/11/28	1,795	1,820
[4]	HSBC Holdings plc	2.013%	9/22/28	3,818	3,617
	HSBC Holdings plc	7.390%	11/3/28	850	902
	HSBC Holdings plc	4.899%	3/3/29	1,050	1,059
	HSBC Holdings plc	6.161%	3/9/29	708	736
[4]	HSBC Holdings plc	4.583%	6/19/29	1,900	1,903
	HSBC Holdings plc	2.206%	8/17/29	2,000	1,863
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,267
[4]	HSBC Holdings plc	3.973%	5/22/30	2,100	2,044
	HSBC Holdings plc	5.286%	11/19/30	1,923	1,964
	HSBC Holdings plc	5.130%	3/3/31	515	522
	HSBC Holdings plc	5.240%	5/13/31	4,000	4,074
[4]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,827
[4]	HSBC Holdings plc	2.357%	8/18/31	2,500	2,220
[4]	HSBC Holdings plc	7.625%	5/17/32	400	439
	HSBC Holdings plc	2.804%	5/24/32	2,500	2,220
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,652
[4]	HSBC Holdings plc	7.350%	11/27/32	400	430
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,344
	HSBC Holdings plc	5.402%	8/11/33	1,045	1,072
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,444
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,818
	HSBC Holdings plc	6.547%	6/20/34	800	849
	HSBC Holdings plc	7.399%	11/13/34	1,740	1,947
	HSBC Holdings plc	5.719%	3/4/35	1,000	1,037
	HSBC Holdings plc	5.874%	11/18/35	746	754
	HSBC Holdings plc	5.450%	3/3/36	1,475	1,483
[4]	HSBC Holdings plc	6.500%	5/2/36	1,785	1,893
	HSBC Holdings plc	5.790%	5/13/36	1,593	1,639
	HSBC Holdings plc	6.500%	9/15/37	600	642
[4]	HSBC Holdings plc	6.500%	9/15/37	660	699
[4]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,568
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,269
	HSBC Holdings plc	6.332%	3/9/44	2,350	2,526

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,611
	HSBC USA Inc.	4.650%	6/3/28	300	302
	Huntington Bancshares Inc.	4.443%	8/4/28	525	525
	Huntington Bancshares Inc.	6.208%	8/21/29	840	881
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	1,030
	Huntington Bancshares Inc.	5.272%	1/15/31	1,050	1,075
	Huntington Bancshares Inc.	5.023%	5/17/33	500	494
	Huntington Bancshares Inc.	5.709%	2/2/35	995	1,017
	Huntington Bancshares Inc.	2.487%	8/15/36	400	336
	Huntington Bancshares Inc.	6.141%	11/18/39	500	510
[4]	Huntington National Bank	4.270%	11/25/26	450	444
	Huntington National Bank	4.871%	4/12/28	590	594
	Huntington National Bank	4.552%	5/17/28	500	502
	Huntington National Bank	5.650%	1/10/30	500	520
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	450	444
	ING Groep NV	3.950%	3/29/27	1,300	1,294
	ING Groep NV	6.083%	9/11/27	1,900	1,935
	ING Groep NV	4.017%	3/28/28	700	696
	ING Groep NV	4.550%	10/2/28	1,000	1,004
	ING Groep NV	4.858%	3/25/29	320	323
	ING Groep NV	4.050%	4/9/29	610	602
	ING Groep NV	5.335%	3/19/30	2,000	2,052
	ING Groep NV	5.066%	3/25/31	400	407
	ING Groep NV	6.114%	9/11/34	1,600	1,700
	ING Groep NV	5.550%	3/19/35	1,300	1,332
	ING Groep NV	5.525%	3/25/36	315	321
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	195
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	498
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	492
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	301
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	2,008
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,700	1,411
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,300	1,294
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,085
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,100	907
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	676
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,175	1,062
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,033
	Intercontinental Exchange Inc.	5.200%	6/15/62	800	746
	Invesco Finance plc	5.375%	11/30/43	900	851
	Jackson Financial Inc.	3.125%	11/23/31	500	443
	Jackson Financial Inc.	4.000%	11/23/51	500	340
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	605
	Jefferies Financial Group Inc.	5.875%	7/21/28	600	622
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	1,075
	Jefferies Financial Group Inc.	2.625%	10/15/31	1,500	1,305
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	422
	Jefferies Financial Group Inc.	6.200%	4/14/34	1,150	1,201
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	332
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	364
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,570
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,131
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,648
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,930
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	986
	JPMorgan Chase & Co.	5.040%	1/23/28	2,045	2,067
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,490
	JPMorgan Chase & Co.	5.571%	4/22/28	1,675	1,709
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,499
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	775	764
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,755
	JPMorgan Chase & Co.	4.979%	7/22/28	810	820
	JPMorgan Chase & Co.	4.851%	7/25/28	1,650	1,667
	JPMorgan Chase & Co.	4.505%	10/22/28	700	702
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,840
	JPMorgan Chase & Co.	4.915%	1/24/29	1,650	1,672
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,684
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,877
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	4,150	4,133
	JPMorgan Chase & Co.	5.299%	7/24/29	2,300	2,362

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.012%	1/23/30	1,390	1,416
	JPMorgan Chase & Co.	5.581%	4/22/30	6,675	6,933
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,558
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,355
	JPMorgan Chase & Co.	4.995%	7/22/30	1,550	1,578
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,864
	JPMorgan Chase & Co.	4.603%	10/22/30	1,210	1,214
	JPMorgan Chase & Co.	5.140%	1/24/31	1,200	1,231
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,664
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,235
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	867
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,549
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,572
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,399
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	3,041
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,980
	JPMorgan Chase & Co.	4.912%	7/25/33	1,600	1,609
	JPMorgan Chase & Co.	5.350%	6/1/34	2,830	2,915
	JPMorgan Chase & Co.	6.254%	10/23/34	2,500	2,719
	JPMorgan Chase & Co.	5.336%	1/23/35	2,675	2,736
	JPMorgan Chase & Co.	5.294%	7/22/35	2,850	2,901
	JPMorgan Chase & Co.	4.946%	10/22/35	2,250	2,227
	JPMorgan Chase & Co.	5.502%	1/24/36	1,200	1,237
	JPMorgan Chase & Co.	5.572%	4/22/36	7,596	7,880
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,222
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,845
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,402
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	5,000	3,825
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,203
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,230
	JPMorgan Chase & Co.	5.625%	8/16/43	1,000	1,007
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,159
	JPMorgan Chase & Co.	5.534%	11/29/45	2,025	2,031
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	525	442
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,800
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,203
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,312
	JPMorgan Chase Bank NA	5.110%	12/8/26	1,335	1,352
	Kemper Corp.	3.800%	2/23/32	500	456
[4]	KeyBank NA	5.850%	11/15/27	1,300	1,342
[4]	KeyBank NA	4.390%	12/14/27	300	300
[4]	KeyBank NA	6.950%	2/1/28	250	264
[4]	KeyBank NA	4.900%	8/8/32	525	506
	KeyBank NA	5.000%	1/26/33	650	641
[4]	KeyCorp	2.250%	4/6/27	750	723
[4]	KeyCorp	4.100%	4/30/28	1,400	1,391
[4]	KeyCorp	2.550%	10/1/29	600	554
[4]	KeyCorp	5.121%	4/4/31	480	486
[4]	KeyCorp	4.789%	6/1/33	790	770
	KeyCorp	6.401%	3/6/35	825	880
	Lazard Group LLC	3.625%	3/1/27	1,350	1,327
	Lazard Group LLC	4.500%	9/19/28	425	423
	Lazard Group LLC	6.000%	3/15/31	500	525
	Legg Mason Inc.	5.625%	1/15/44	450	448
	Lincoln National Corp.	3.625%	12/12/26	250	247
	Lincoln National Corp.	3.800%	3/1/28	850	836
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,072
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,317
	Lloyds Banking Group plc	5.985%	8/7/27	1,240	1,259
	Lloyds Banking Group plc	3.750%	3/18/28	700	691
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	3,021
[4]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,202
	Lloyds Banking Group plc	5.087%	11/26/28	500	507
	Lloyds Banking Group plc	5.871%	3/6/29	1,400	1,448
	Lloyds Banking Group plc	5.721%	6/5/30	700	727
	Lloyds Banking Group plc	7.953%	11/15/33	2,575	2,944
	Lloyds Banking Group plc	5.679%	1/5/35	1,250	1,283
	Lloyds Banking Group plc	5.590%	11/26/35	625	635
	Lloyds Banking Group plc	6.068%	6/13/36	300	308
	Lloyds Banking Group plc	3.369%	12/14/46	520	371

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.344%	1/9/48	850	676
	Loews Corp.	3.200%	5/15/30	500	473
	Loews Corp.	6.000%	2/1/35	250	272
	Loews Corp.	4.125%	5/15/43	275	233
	LPL Holdings Inc.	5.700%	5/20/27	500	510
	LPL Holdings Inc.	4.900%	4/3/28	500	504
	LPL Holdings Inc.	6.750%	11/17/28	600	640
	LPL Holdings Inc.	5.200%	3/15/30	625	634
	LPL Holdings Inc.	6.000%	5/20/34	500	518
	LPL Holdings Inc.	5.650%	3/15/35	500	503
	LPL Holdings Inc.	5.750%	6/15/35	500	506
	M&T Bank Corp.	4.553%	8/16/28	500	501
[4]	M&T Bank Corp.	4.833%	1/16/29	125	126
	M&T Bank Corp.	7.413%	10/30/29	1,500	1,628
	M&T Bank Corp.	5.179%	7/8/31	275	280
	M&T Bank Corp.	6.082%	3/13/32	415	438
	M&T Bank Corp.	5.053%	1/27/34	880	868
[4]	M&T Bank Corp.	5.385%	1/16/36	300	299
	Main Street Capital Corp.	3.000%	7/14/26	458	448
	Main Street Capital Corp.	6.500%	6/4/27	700	716
	Main Street Capital Corp.	6.950%	3/1/29	450	468
[4]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	244
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,523	2,545
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	450	453
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,096
[4]	Manulife Financial Corp.	4.061%	2/24/32	760	751
	Manulife Financial Corp.	5.375%	3/4/46	850	838
	Marex Group plc	5.829%	5/8/28	225	228
	Marex Group plc	6.404%	11/4/29	500	515
	Markel Group Inc.	3.500%	11/1/27	200	196
	Markel Group Inc.	3.350%	9/17/29	250	241
	Markel Group Inc.	5.000%	4/5/46	1,100	977
	Markel Group Inc.	4.300%	11/1/47	200	159
	Markel Group Inc.	5.000%	5/20/49	200	175
	Markel Group Inc.	3.450%	5/7/52	500	336
	Markel Group Inc.	6.000%	5/16/54	500	500
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	670	675
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	875	879
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	700	708
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	595
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	850	863
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	219
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,121
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	400	415
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	400	408
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	1,175	1,174
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	380
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	169
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,600	1,443
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	125
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	538
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	257
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	890	895
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	364	351
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	1,160	1,118
	Mastercard Inc.	2.950%	11/21/26	510	503
	Mastercard Inc.	3.300%	3/26/27	2,550	2,523
	Mastercard Inc.	4.100%	1/15/28	502	504
	Mastercard Inc.	3.500%	2/26/28	450	445
	Mastercard Inc.	4.875%	3/9/28	500	512
	Mastercard Inc.	4.550%	3/15/28	357	362
	Mastercard Inc.	2.950%	6/1/29	500	480
	Mastercard Inc.	3.350%	3/26/30	1,250	1,206
	Mastercard Inc.	1.900%	3/15/31	1,550	1,368
	Mastercard Inc.	2.000%	11/18/31	700	610
	Mastercard Inc.	4.350%	1/15/32	1,009	1,005
	Mastercard Inc.	4.950%	3/15/32	600	617
	Mastercard Inc.	4.875%	5/9/34	500	506
	Mastercard Inc.	4.550%	1/15/35	829	815
	Mastercard Inc.	3.800%	11/21/46	350	280

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.950%	2/26/48	550	443
	Mastercard Inc.	3.650%	6/1/49	835	638
	Mastercard Inc.	3.850%	3/26/50	1,400	1,105
	Mastercard Inc.	2.950%	3/15/51	500	330
	Mercury General Corp.	4.400%	3/15/27	315	312
	MetLife Inc.	4.550%	3/23/30	956	969
	MetLife Inc.	6.500%	12/15/32	250	280
	MetLife Inc.	5.375%	7/15/33	1,103	1,148
	MetLife Inc.	6.375%	6/15/34	505	559
	MetLife Inc.	5.300%	12/15/34	1,450	1,489
	MetLife Inc.	5.700%	6/15/35	425	450
[4]	MetLife Inc.	6.400%	12/15/36	1,505	1,564
	MetLife Inc.	5.875%	2/6/41	645	669
	MetLife Inc.	4.875%	11/13/43	1,396	1,281
	MetLife Inc.	4.721%	12/15/44	150	133
	MetLife Inc.	4.050%	3/1/45	1,000	818
	MetLife Inc.	5.000%	7/15/52	1,600	1,451
	MetLife Inc.	5.250%	1/15/54	630	593
[4]	MetLife Inc.	6.350%	3/15/55	833	855
	MGIC Investment Corp.	5.250%	8/15/28	150	150
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	688
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,270
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	485
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	983
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,609
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	671
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	633
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,489
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	1,022
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,265
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	786
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,078
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	750	769
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	888
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	2,400	2,457
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,177
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	289
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	633
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	3,102	3,181
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	2,100	2,143
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	589	605
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/36	2,000	2,059
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	185
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,237
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	248
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	655
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	398
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,025	1,064
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	994
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,271
	Mizuho Financial Group Inc.	5.098%	5/13/31	260	265
[4]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	909
[7]	Mizuho Financial Group Inc.	4.711%	7/8/31	650	650
	Mizuho Financial Group Inc.	2.564%	9/13/31	1,000	872
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,297
	Mizuho Financial Group Inc.	5.748%	7/6/34	2,140	2,226
	Mizuho Financial Group Inc.	5.579%	5/26/35	1,000	1,026
	Mizuho Financial Group Inc.	5.594%	7/10/35	900	925
[4]	Morgan Stanley	3.125%	7/27/26	3,150	3,111
[4]	Morgan Stanley	6.250%	8/9/26	1,294	1,320
[4]	Morgan Stanley	4.350%	9/8/26	6,479	6,470
	Morgan Stanley	3.625%	1/20/27	2,135	2,117
	Morgan Stanley	3.950%	4/23/27	745	740
[4]	Morgan Stanley	1.512%	7/20/27	1,500	1,455
	Morgan Stanley	2.475%	1/21/28	500	485
[4]	Morgan Stanley	5.652%	4/13/28	1,050	1,073
	Morgan Stanley	4.210%	4/20/28	1,375	1,372
[4]	Morgan Stanley	3.591%	7/22/28	3,040	2,987
	Morgan Stanley	6.296%	10/18/28	2,200	2,292
[4]	Morgan Stanley	3.772%	1/24/29	2,850	2,806

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.123%	2/1/29	1,700	1,730
[4]	Morgan Stanley	4.994%	4/12/29	10,000	10,147
[4]	Morgan Stanley	5.164%	4/20/29	2,600	2,651
	Morgan Stanley	5.449%	7/20/29	2,125	2,185
	Morgan Stanley	6.407%	11/1/29	1,625	1,721
	Morgan Stanley	5.173%	1/16/30	2,050	2,093
[4]	Morgan Stanley	4.431%	1/23/30	300	299
	Morgan Stanley	5.656%	4/18/30	1,050	1,091
	Morgan Stanley	5.042%	7/19/30	1,700	1,729
	Morgan Stanley	4.654%	10/18/30	2,075	2,079
	Morgan Stanley	5.230%	1/15/31	1,000	1,025
[4]	Morgan Stanley	2.699%	1/22/31	775	714
	Morgan Stanley	5.192%	4/17/31	1,150	1,179
[4]	Morgan Stanley	1.794%	2/13/32	2,000	1,711
	Morgan Stanley	7.250%	4/1/32	705	812
[4]	Morgan Stanley	1.928%	4/28/32	2,200	1,881
[4]	Morgan Stanley	2.239%	7/21/32	3,500	3,031
[4]	Morgan Stanley	2.511%	10/20/32	2,000	1,752
	Morgan Stanley	2.943%	1/21/33	500	446
	Morgan Stanley	4.889%	7/20/33	3,200	3,204
	Morgan Stanley	6.342%	10/18/33	2,500	2,715
[4]	Morgan Stanley	5.250%	4/21/34	2,050	2,086
[4]	Morgan Stanley	5.424%	7/21/34	2,500	2,562
	Morgan Stanley	6.627%	11/1/34	1,625	1,792
	Morgan Stanley	5.466%	1/18/35	2,453	2,509
	Morgan Stanley	5.320%	7/19/35	1,700	1,721
	Morgan Stanley	5.587%	1/18/36	1,225	1,260
	Morgan Stanley	5.664%	4/17/36	6,596	6,838
	Morgan Stanley	2.484%	9/16/36	2,700	2,294
	Morgan Stanley	5.297%	4/20/37	1,625	1,617
	Morgan Stanley	5.948%	1/19/38	840	864
[4]	Morgan Stanley	3.971%	7/22/38	2,100	1,829
	Morgan Stanley	5.942%	2/7/39	1,975	2,028
	Morgan Stanley	3.217%	4/22/42	1,375	1,045
	Morgan Stanley	6.375%	7/24/42	2,400	2,624
[4]	Morgan Stanley	4.375%	1/22/47	1,950	1,663
[4]	Morgan Stanley	5.597%	3/24/51	2,700	2,678
[4]	Morgan Stanley	2.802%	1/25/52	2,780	1,719
	Morgan Stanley	5.516%	11/19/55	4,848	4,739
[4]	Morgan Stanley Bank NA	5.882%	10/30/26	1,225	1,251
	Morgan Stanley Bank NA	4.447%	10/15/27	1,600	1,602
[4]	Morgan Stanley Bank NA	4.952%	1/14/28	800	807
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	2,940	3,002
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	850	860
	Morgan Stanley Bank NA	5.016%	1/12/29	1,665	1,691
	Morgan Stanley Direct Lending Fund	6.000%	5/19/30	375	377
[9]	MSD Investment Corp.	6.250%	5/31/30	500	496
	Nasdaq Inc.	5.350%	6/28/28	705	726
	Nasdaq Inc.	1.650%	1/15/31	500	432
	Nasdaq Inc.	5.550%	2/15/34	871	907
	Nasdaq Inc.	2.500%	12/21/40	1,000	694
	Nasdaq Inc.	3.250%	4/28/50	165	111
	Nasdaq Inc.	3.950%	3/7/52	757	566
	Nasdaq Inc.	5.950%	8/15/53	120	122
	Nasdaq Inc.	6.100%	6/28/63	1,000	1,022
[4]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,758
	National Australia Bank Ltd.	5.087%	6/11/27	525	535
	National Australia Bank Ltd.	4.944%	1/12/28	850	868
	National Australia Bank Ltd.	4.308%	6/13/28	345	347
	National Australia Bank Ltd.	4.900%	6/13/28	1,500	1,537
	National Australia Bank Ltd.	4.787%	1/10/29	600	613
	National Australia Bank Ltd.	4.901%	1/14/30	395	406
	National Australia Bank Ltd.	4.534%	6/13/30	270	273
	National Bank of Canada	5.600%	12/18/28	800	831
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	49
	NatWest Group plc	7.472%	11/10/26	2,175	2,196
	NatWest Group plc	5.583%	3/1/28	500	509
[4]	NatWest Group plc	3.073%	5/22/28	2,450	2,389
	NatWest Group plc	5.516%	9/30/28	900	919
[4]	NatWest Group plc	4.892%	5/18/29	2,000	2,019

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NatWest Group plc	5.808%	9/13/29	800	830
[4]	NatWest Group plc	5.076%	1/27/30	3,140	3,185
[4]	NatWest Group plc	4.445%	5/8/30	175	174
	NatWest Group plc	4.964%	8/15/30	850	860
	NatWest Group plc	6.016%	3/2/34	650	688
	NatWest Group plc	6.475%	6/1/34	600	627
	NatWest Group plc	5.778%	3/1/35	1,250	1,298
[4]	NatWest Group plc	3.032%	11/28/35	1,200	1,082
	NMI Holdings Inc.	6.000%	8/15/29	123	126
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	967
	Nomura Holdings Inc.	5.594%	7/2/27	200	204
	Nomura Holdings Inc.	2.172%	7/14/28	1,300	1,213
	Nomura Holdings Inc.	2.710%	1/22/29	1,350	1,264
	Nomura Holdings Inc.	5.605%	7/6/29	900	932
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,503
[7]	Nomura Holdings Inc.	4.904%	7/1/30	500	502
	Nomura Holdings Inc.	2.679%	7/16/30	750	680
	Nomura Holdings Inc.	2.608%	7/14/31	825	727
	Nomura Holdings Inc.	5.783%	7/3/34	2,100	2,171
[7]	Nomura Holdings Inc.	5.491%	6/29/35	425	428
	Northern Trust Corp.	4.000%	5/10/27	925	924
	Northern Trust Corp.	3.650%	8/3/28	325	321
	Northern Trust Corp.	3.150%	5/3/29	500	482
[4]	Northern Trust Corp.	3.375%	5/8/32	275	267
	Northern Trust Corp.	6.125%	11/2/32	810	875
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	479
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	450	463
[4]	Oaktree Strategic Credit Fund	8.400%	11/14/28	450	485
	Old Republic International Corp.	3.875%	8/26/26	425	422
	Old Republic International Corp.	5.750%	3/28/34	300	309
	Old Republic International Corp.	3.850%	6/11/51	500	356
	ORIX Corp.	3.700%	7/18/27	650	641
	ORIX Corp.	4.650%	9/10/29	447	450
	ORIX Corp.	2.250%	3/9/31	1,000	881
	ORIX Corp.	5.400%	2/25/35	500	506
	PartnerRe Finance B LLC	3.700%	7/2/29	390	378
	PartnerRe Finance B LLC	4.500%	10/1/50	500	466
[4]	PNC Bank NA	3.100%	10/25/27	250	244
[4]	PNC Bank NA	3.250%	1/22/28	600	586
[4]	PNC Bank NA	4.050%	7/26/28	1,000	992
[4]	PNC Bank NA	2.700%	10/22/29	300	279
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	818
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,948
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,803
	PNC Financial Services Group Inc.	5.582%	6/12/29	800	829
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,050	1,088
	PNC Financial Services Group Inc.	5.222%	1/29/31	1,800	1,848
	PNC Financial Services Group Inc.	4.899%	5/13/31	775	785
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	656
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,302
	PNC Financial Services Group Inc.	5.068%	1/24/34	1,150	1,155
	PNC Financial Services Group Inc.	5.676%	1/22/35	6,650	6,906
	PNC Financial Services Group Inc.	5.401%	7/23/35	1,985	2,021
	PNC Financial Services Group Inc.	5.575%	1/29/36	4,560	4,701
	Primerica Inc.	2.800%	11/19/31	500	442
	Principal Financial Group Inc.	3.100%	11/15/26	300	295
	Principal Financial Group Inc.	3.700%	5/15/29	500	488
	Principal Financial Group Inc.	2.125%	6/15/30	100	89
	Principal Financial Group Inc.	4.625%	9/15/42	500	444
	Principal Financial Group Inc.	4.350%	5/15/43	340	289
	Principal Financial Group Inc.	4.300%	11/15/46	265	221
	Progressive Corp.	2.450%	1/15/27	1,602	1,563
	Progressive Corp.	4.000%	3/1/29	409	407
	Progressive Corp.	6.625%	3/1/29	150	162
	Progressive Corp.	3.000%	3/15/32	1,250	1,141
	Progressive Corp.	4.950%	6/15/33	450	459
	Progressive Corp.	3.700%	1/26/45	250	195
	Progressive Corp.	4.125%	4/15/47	385	316
	Progressive Corp.	3.950%	3/26/50	870	682
	Progressive Corp.	3.700%	3/15/52	500	373

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Prudential Financial Inc.	5.750%	7/15/33	345	368
	Prudential Financial Inc.	5.200%	3/14/35	240	242
[4]	Prudential Financial Inc.	5.700%	12/14/36	805	845
[4]	Prudential Financial Inc.	6.625%	12/1/37	300	337
[4]	Prudential Financial Inc.	6.625%	6/21/40	250	281
[4]	Prudential Financial Inc.	5.100%	8/15/43	188	172
[4]	Prudential Financial Inc.	4.600%	5/15/44	1,100	972
	Prudential Financial Inc.	3.905%	12/7/47	1,332	1,040
[4]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,163
	Prudential Financial Inc.	3.935%	12/7/49	665	509
[4]	Prudential Financial Inc.	4.350%	2/25/50	535	444
[4]	Prudential Financial Inc.	3.700%	10/1/50	700	639
[4]	Prudential Financial Inc.	3.700%	3/13/51	1,300	955
	Prudential Financial Inc.	5.125%	3/1/52	750	724
	Prudential Financial Inc.	6.000%	9/1/52	450	454
	Prudential Financial Inc.	6.750%	3/1/53	500	524
	Prudential Financial Inc.	6.500%	3/15/54	1,225	1,262
	Prudential Funding Asia plc	3.125%	4/14/30	740	699
	Prudential Funding Asia plc	3.625%	3/24/32	500	465
	Radian Group Inc.	6.200%	5/15/29	651	677
	Raymond James Financial Inc.	4.650%	4/1/30	250	254
	Raymond James Financial Inc.	4.950%	7/15/46	675	607
[4]	Regions Bank	6.450%	6/26/37	500	518
	Regions Financial Corp.	1.800%	8/12/28	500	462
	Regions Financial Corp.	5.722%	6/6/30	850	878
	Regions Financial Corp.	5.502%	9/6/35	280	281
	Regions Financial Corp.	7.375%	12/10/37	500	557
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	326
	Reinsurance Group of America Inc.	3.900%	5/15/29	500	491
	Reinsurance Group of America Inc.	6.000%	9/15/33	575	602
	Reinsurance Group of America Inc.	5.750%	9/15/34	750	771
	Reinsurance Group of America Inc.	6.650%	9/15/55	600	598
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	221
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	400	387
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	706	726
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	425	436
[4]	Royal Bank of Canada	1.150%	7/14/26	600	582
[4]	Royal Bank of Canada	1.400%	11/2/26	500	483
[4]	Royal Bank of Canada	4.875%	1/19/27	600	606
[4]	Royal Bank of Canada	2.050%	1/21/27	350	339
	Royal Bank of Canada	3.625%	5/4/27	925	916
[4]	Royal Bank of Canada	5.069%	7/23/27	700	705
[4]	Royal Bank of Canada	4.240%	8/3/27	675	676
[4]	Royal Bank of Canada	4.510%	10/18/27	490	491
[4]	Royal Bank of Canada	6.000%	11/1/27	875	909
[4]	Royal Bank of Canada	4.900%	1/12/28	850	865
[4]	Royal Bank of Canada	4.522%	10/18/28	490	492
[4]	Royal Bank of Canada	4.965%	1/24/29	850	862
[4]	Royal Bank of Canada	4.950%	2/1/29	600	614
[4]	Royal Bank of Canada	4.969%	8/2/30	475	482
[4]	Royal Bank of Canada	5.153%	2/4/31	2,294	2,341
[4]	Royal Bank of Canada	4.970%	5/2/31	976	990
[4]	Royal Bank of Canada	2.300%	11/3/31	4,450	3,904
	Royal Bank of Canada	3.875%	5/4/32	925	885
[4]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,813
[4]	Royal Bank of Canada	5.000%	5/2/33	825	836
[4]	Royal Bank of Canada	5.150%	2/1/34	600	614
	Santander Holdings USA Inc.	3.244%	10/5/26	4,867	4,792
	Santander Holdings USA Inc.	2.490%	1/6/28	925	895
	Santander Holdings USA Inc.	6.499%	3/9/29	650	678
	Santander Holdings USA Inc.	6.174%	1/9/30	600	624
	Santander Holdings USA Inc.	7.660%	11/9/31	500	558
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	500	490
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,149
	Santander UK Group Holdings plc	2.896%	3/15/32	500	446
	Selective Insurance Group Inc.	5.900%	4/15/35	120	123
	Selective Insurance Group Inc.	5.375%	3/1/49	240	215
	SiriusPoint Ltd.	7.000%	4/5/29	176	185
	Sixth Street Lending Partners	6.500%	3/11/29	625	645
	Sixth Street Lending Partners	5.750%	1/15/30	1,500	1,503

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Sixth Street Lending Partners	6.125%	7/15/30	150	153
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	540	553
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	500	501
	State Street Bank & Trust Co.	4.782%	11/23/29	850	868
	State Street Corp.	5.272%	8/3/26	1,000	1,010
	State Street Corp.	4.993%	3/18/27	825	837
	State Street Corp.	4.536%	2/28/28	850	860
	State Street Corp.	4.543%	4/24/28	150	151
	State Street Corp.	5.820%	11/4/28	500	518
	State Street Corp.	4.530%	2/20/29	400	403
	State Street Corp.	5.684%	11/21/29	800	836
[4]	State Street Corp.	4.141%	12/3/29	800	798
	State Street Corp.	2.400%	1/24/30	625	581
	State Street Corp.	4.729%	2/28/30	850	862
	State Street Corp.	4.834%	4/24/30	300	306
	State Street Corp.	2.200%	3/3/31	500	443
	State Street Corp.	4.675%	10/22/32	2,500	2,501
	State Street Corp.	4.821%	1/26/34	610	608
	State Street Corp.	5.159%	5/18/34	1,000	1,021
[4]	State Street Corp.	3.031%	11/1/34	550	508
	State Street Corp.	6.123%	11/21/34	500	533
	State Street Corp.	5.146%	2/28/36	850	859
	Stewart Information Services Corp.	3.600%	11/15/31	375	335
	Stifel Financial Corp.	4.000%	5/15/30	100	96
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	530	538
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,179
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	966
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	639
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	988
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	509
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,558
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	515
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,670
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,650	3,617
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,783
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,250	3,256
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	947
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	374
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,091
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	550	567
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,160
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	643
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	870
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	525	544
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	1,380	1,449
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	2,600	2,730
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	850	878
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	408
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	814	868
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	1,375	1,396
	Synchrony Financial	3.700%	8/4/26	500	495
	Synchrony Financial	3.950%	12/1/27	1,125	1,106
	Synchrony Financial	5.450%	3/6/31	625	631
	Synchrony Financial	2.875%	10/28/31	400	347
	Synovus Bank	5.625%	2/15/28	1,050	1,062
	Synovus Financial Corp.	6.168%	11/1/30	500	513
[4]	Toronto-Dominion Bank	5.532%	7/17/26	1,000	1,012
[4]	Toronto-Dominion Bank	1.250%	9/10/26	600	579
[4]	Toronto-Dominion Bank	1.950%	1/12/27	500	483
[4]	Toronto-Dominion Bank	2.800%	3/10/27	1,250	1,221
[4]	Toronto-Dominion Bank	4.980%	4/5/27	675	684
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	2,045
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,108
	Toronto-Dominion Bank	4.861%	1/31/28	374	379
[4]	Toronto-Dominion Bank	5.523%	7/17/28	1,000	1,035
[4]	Toronto-Dominion Bank	4.994%	4/5/29	675	689
[4]	Toronto-Dominion Bank	2.000%	9/10/31	600	524
[4]	Toronto-Dominion Bank	3.625%	9/15/31	500	494
[4]	Toronto-Dominion Bank	2.450%	1/12/32	500	436
	Toronto-Dominion Bank	5.298%	1/30/32	455	467

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toronto-Dominion Bank	3.200%	3/10/32	2,491	2,266
	Toronto-Dominion Bank	4.456%	6/8/32	1,809	1,775
	Toronto-Dominion Bank	5.146%	9/10/34	500	501
	TPG Operating Group II LP	5.875%	3/5/34	700	727
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	786
	Travelers Cos. Inc.	6.750%	6/20/36	475	543
[4]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,167
	Travelers Cos. Inc.	5.350%	11/1/40	1,730	1,736
	Travelers Cos. Inc.	4.600%	8/1/43	500	443
	Travelers Cos. Inc.	4.300%	8/25/45	250	211
	Travelers Cos. Inc.	4.050%	3/7/48	250	200
	Travelers Cos. Inc.	4.100%	3/4/49	350	282
	Travelers Cos. Inc.	2.550%	4/27/50	500	299
	Travelers Property Casualty Corp.	6.375%	3/15/33	113	127
[4]	Truist Bank	3.800%	10/30/26	400	396
[4]	Truist Bank	2.250%	3/11/30	800	720
[4]	Truist Financial Corp.	4.873%	1/26/29	1,800	1,820
[4]	Truist Financial Corp.	3.875%	3/19/29	600	586
[4]	Truist Financial Corp.	7.161%	10/30/29	950	1,028
[4]	Truist Financial Corp.	5.435%	1/24/30	1,225	1,262
[4]	Truist Financial Corp.	1.950%	6/5/30	300	266
[4]	Truist Financial Corp.	4.916%	7/28/33	800	780
[4]	Truist Financial Corp.	6.123%	10/28/33	300	318
[4]	Truist Financial Corp.	5.122%	1/26/34	2,125	2,124
[4]	Truist Financial Corp.	5.711%	1/24/35	1,475	1,528
	UBS AG	1.250%	8/7/26	1,165	1,127
	UBS AG	5.000%	7/9/27	1,000	1,015
	UBS AG	4.864%	1/10/28	675	680
	UBS AG	7.500%	2/15/28	3,088	3,330
	UBS AG	5.650%	9/11/28	1,100	1,146
	UBS AG	4.500%	6/26/48	850	733
[9]	UBS Group AG	4.194%	4/1/31	1,000	978
	UBS Group AG	4.875%	5/15/45	1,680	1,510
	Unum Group	4.000%	6/15/29	210	206
	Unum Group	5.750%	8/15/42	400	387
	Unum Group	4.500%	12/15/49	500	396
	Unum Group	4.125%	6/15/51	500	372
	Unum Group	6.000%	6/15/54	265	261
[4]	US Bancorp	2.375%	7/22/26	125	123
[4]	US Bancorp	3.150%	4/27/27	3,314	3,256
	US Bancorp	6.787%	10/26/27	800	824
[4]	US Bancorp	2.215%	1/27/28	800	773
[4]	US Bancorp	4.548%	7/22/28	1,510	1,514
	US Bancorp	5.775%	6/12/29	1,225	1,271
[4]	US Bancorp	3.000%	7/30/29	1,775	1,680
	US Bancorp	5.384%	1/23/30	2,550	2,626
	US Bancorp	5.100%	7/23/30	985	1,005
	US Bancorp	5.046%	2/12/31	510	519
	US Bancorp	5.083%	5/15/31	2,650	2,704
[4]	US Bancorp	2.677%	1/27/33	500	438
[4]	US Bancorp	4.967%	7/22/33	1,130	1,116
	US Bancorp	5.850%	10/21/33	1,525	1,604
	US Bancorp	4.839%	2/1/34	1,920	1,897
	US Bancorp	5.678%	1/23/35	2,700	2,804
	US Bancorp	5.424%	2/12/36	510	520
	US Bancorp	2.491%	11/3/36	980	831
	US Bank NA	4.507%	10/22/27	1,050	1,051
	Visa Inc.	1.900%	4/15/27	886	856
	Visa Inc.	0.750%	8/15/27	500	469
	Visa Inc.	2.750%	9/15/27	896	875
	Visa Inc.	2.050%	4/15/30	975	887
	Visa Inc.	1.100%	2/15/31	800	682
	Visa Inc.	4.150%	12/14/35	1,250	1,190
	Visa Inc.	2.700%	4/15/40	1,950	1,472
	Visa Inc.	4.300%	12/14/45	2,300	2,000
	Visa Inc.	3.650%	9/15/47	655	510
	Visa Inc.	2.000%	8/15/50	1,500	815
	Voya Financial Inc.	5.700%	7/15/43	650	632
	Voya Financial Inc.	4.800%	6/15/46	125	108
	W R Berkley Corp.	4.750%	8/1/44	290	253

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	W R Berkley Corp.	3.150%	9/30/61	500	307
	Wachovia Corp.	7.500%	4/15/35	150	172
	Wachovia Corp.	5.500%	8/1/35	325	330
	Wachovia Corp.	6.550%	10/15/35	100	108
	Webster Financial Corp.	4.100%	3/25/29	245	239
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,236
[4]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,500
[4]	Wells Fargo & Co.	4.900%	1/24/28	1,800	1,813
[4]	Wells Fargo & Co.	3.526%	3/24/28	1,500	1,480
[4]	Wells Fargo & Co.	5.707%	4/22/28	2,525	2,582
[4]	Wells Fargo & Co.	3.584%	5/22/28	1,048	1,032
[4]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,446
[4]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,240
[4]	Wells Fargo & Co.	4.150%	1/24/29	200	199
[4]	Wells Fargo & Co.	5.574%	7/25/29	2,000	2,065
	Wells Fargo & Co.	6.303%	10/23/29	2,195	2,320
[4]	Wells Fargo & Co.	2.879%	10/30/30	8,000	7,475
	Wells Fargo & Co.	5.244%	1/24/31	1,500	1,539
[4]	Wells Fargo & Co.	4.478%	4/4/31	5,210	5,184
	Wells Fargo & Co.	5.150%	4/23/31	10,000	10,243
[4]	Wells Fargo & Co.	4.897%	7/25/33	6,700	6,699
	Wells Fargo & Co.	5.389%	4/24/34	4,419	4,525
[4]	Wells Fargo & Co.	5.557%	7/25/34	5,000	5,163
	Wells Fargo & Co.	6.491%	10/23/34	1,750	1,913
	Wells Fargo & Co.	5.499%	1/23/35	2,420	2,483
	Wells Fargo & Co.	5.211%	12/3/35	2,125	2,134
	Wells Fargo & Co.	5.605%	4/23/36	3,546	3,660
[4]	Wells Fargo & Co.	5.950%	12/15/36	225	231
[4]	Wells Fargo & Co.	3.068%	4/30/41	1,000	756
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,841
[4]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,859
	Wells Fargo & Co.	3.900%	5/1/45	650	517
[4]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,022
[4]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,123
[4]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,862
[4]	Wells Fargo & Co.	5.013%	4/4/51	2,500	2,277
[4]	Wells Fargo & Co.	4.611%	4/25/53	2,850	2,428
[4]	Wells Fargo Bank NA	5.450%	8/7/26	1,425	1,443
	Wells Fargo Bank NA	5.254%	12/11/26	2,000	2,029
	Wells Fargo Bank NA	5.950%	8/26/36	550	575
[4]	Wells Fargo Bank NA	5.850%	2/1/37	425	441
[4]	Wells Fargo Bank NA	6.600%	1/15/38	605	670
	Western Union Co.	2.750%	3/15/31	500	438
	Western Union Co.	6.200%	11/17/36	410	418
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,563
[4]	Westpac Banking Corp.	4.600%	10/20/26	505	508
	Westpac Banking Corp.	3.350%	3/8/27	800	791
	Westpac Banking Corp.	5.535%	11/17/28	800	837
	Westpac Banking Corp.	1.953%	11/20/28	900	840
	Westpac Banking Corp.	5.050%	4/16/29	625	644
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,517
	Westpac Banking Corp.	5.405%	8/10/33	875	883
	Westpac Banking Corp.	6.820%	11/17/33	600	659
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,691
	Westpac Banking Corp.	2.668%	11/15/35	2,050	1,809
[4]	Westpac Banking Corp.	5.618%	11/20/35	1,365	1,370
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,754
	Westpac Banking Corp.	2.963%	11/16/40	1,000	740
	Willis North America Inc.	4.500%	9/15/28	1,500	1,504
	Willis North America Inc.	2.950%	9/15/29	660	621
	Willis North America Inc.	5.350%	5/15/33	300	307
	Willis North America Inc.	5.050%	9/15/48	200	178
	Willis North America Inc.	3.875%	9/15/49	625	461
	Willis North America Inc.	5.900%	3/5/54	625	620
	XL Group Ltd.	5.250%	12/15/43	100	96
	Zions Bancorp NA	3.250%	10/29/29	250	230
	Zions Bancorp NA	6.816%	11/19/35	250	260
					1,634,938

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Health Care (1.0%)
	Abbott Laboratories	3.750%	11/30/26	502	500
	Abbott Laboratories	1.150%	1/30/28	1,850	1,731
	Abbott Laboratories	1.400%	6/30/30	400	352
	Abbott Laboratories	4.750%	11/30/36	400	398
	Abbott Laboratories	6.150%	11/30/37	425	471
	Abbott Laboratories	6.000%	4/1/39	250	275
	Abbott Laboratories	5.300%	5/27/40	310	317
	Abbott Laboratories	4.750%	4/15/43	500	474
	Abbott Laboratories	4.900%	11/30/46	2,115	2,001
	AbbVie Inc.	2.950%	11/21/26	4,390	4,319
	AbbVie Inc.	4.650%	3/15/28	1,050	1,065
	AbbVie Inc.	4.250%	11/14/28	1,475	1,482
	AbbVie Inc.	4.800%	3/15/29	2,350	2,396
	AbbVie Inc.	3.200%	11/21/29	5,600	5,355
	AbbVie Inc.	4.875%	3/15/30	850	871
	AbbVie Inc.	4.950%	3/15/31	1,850	1,899
	AbbVie Inc.	5.050%	3/15/34	2,500	2,546
	AbbVie Inc.	4.550%	3/15/35	1,725	1,675
	AbbVie Inc.	5.200%	3/15/35	750	766
	AbbVie Inc.	4.500%	5/14/35	2,105	2,034
	AbbVie Inc.	4.300%	5/14/36	1,375	1,297
	AbbVie Inc.	4.050%	11/21/39	3,977	3,485
	AbbVie Inc.	4.625%	10/1/42	430	388
	AbbVie Inc.	4.400%	11/6/42	2,119	1,861
	AbbVie Inc.	4.850%	6/15/44	1,195	1,100
	AbbVie Inc.	4.750%	3/15/45	525	473
	AbbVie Inc.	4.700%	5/14/45	2,257	2,021
	AbbVie Inc.	4.450%	5/14/46	2,100	1,808
	AbbVie Inc.	4.250%	11/21/49	9,115	7,511
	AbbVie Inc.	5.400%	3/15/54	2,425	2,358
	AbbVie Inc.	5.600%	3/15/55	500	500
	AbbVie Inc.	5.500%	3/15/64	1,500	1,455
	Adventist Health System	5.430%	3/1/32	500	506
	Adventist Health System	5.757%	12/1/34	375	376
	Adventist Health System	3.630%	3/1/49	375	253
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	325	322
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	91
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	309
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	178
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	196
	Aetna Inc.	6.625%	6/15/36	1,300	1,397
	Aetna Inc.	6.750%	12/15/37	350	378
	Aetna Inc.	4.500%	5/15/42	375	309
	Agilent Technologies Inc.	3.050%	9/22/26	450	443
	Agilent Technologies Inc.	2.750%	9/15/29	468	438
	Agilent Technologies Inc.	2.100%	6/4/30	325	291
	Agilent Technologies Inc.	2.300%	3/12/31	500	443
	Agilent Technologies Inc.	4.750%	9/9/34	500	492
	AHS Hospital Corp.	5.024%	7/1/45	325	303
[4]	AHS Hospital Corp.	2.780%	7/1/51	500	308
[4]	Allina Health System	3.887%	4/15/49	325	246
	Amgen Inc.	2.600%	8/19/26	1,845	1,812
	Amgen Inc.	2.200%	2/21/27	1,725	1,669
	Amgen Inc.	3.200%	11/2/27	1,000	974
	Amgen Inc.	5.150%	3/2/28	3,475	3,550
	Amgen Inc.	1.650%	8/15/28	1,000	924
	Amgen Inc.	3.000%	2/22/29	3,100	2,961
	Amgen Inc.	4.050%	8/18/29	1,050	1,038
	Amgen Inc.	2.450%	2/21/30	1,675	1,534
	Amgen Inc.	5.250%	3/2/30	800	825
	Amgen Inc.	2.300%	2/25/31	2,100	1,867
	Amgen Inc.	2.000%	1/15/32	2,850	2,432
	Amgen Inc.	4.200%	3/1/33	625	601
	Amgen Inc.	5.250%	3/2/33	3,565	3,651
	Amgen Inc.	3.150%	2/21/40	3,000	2,309
	Amgen Inc.	2.800%	8/15/41	350	252
	Amgen Inc.	4.950%	10/1/41	500	460
	Amgen Inc.	5.150%	11/15/41	451	425
	Amgen Inc.	5.600%	3/2/43	1,495	1,483

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.400%	5/1/45	1,875	1,594
	Amgen Inc.	4.563%	6/15/48	656	558
	Amgen Inc.	3.375%	2/21/50	1,175	826
	Amgen Inc.	4.663%	6/15/51	3,189	2,730
	Amgen Inc.	3.000%	1/15/52	200	129
	Amgen Inc.	4.200%	2/22/52	800	625
	Amgen Inc.	5.650%	3/2/53	3,075	3,003
	Amgen Inc.	2.770%	9/1/53	2,776	1,646
	Amgen Inc.	4.400%	2/22/62	700	545
	Amgen Inc.	5.750%	3/2/63	2,250	2,187
[4]	Ascension Health	2.532%	11/15/29	1,056	985
[4]	Ascension Health	3.106%	11/15/39	300	234
	Ascension Health	3.945%	11/15/46	1,150	920
[4]	Ascension Health	4.847%	11/15/53	610	541
	AstraZeneca Finance LLC	4.800%	2/26/27	1,400	1,416
	AstraZeneca Finance LLC	4.875%	3/3/28	650	664
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	1,031
	AstraZeneca Finance LLC	4.850%	2/26/29	1,050	1,073
	AstraZeneca Finance LLC	4.900%	2/26/31	1,000	1,027
	AstraZeneca Finance LLC	2.250%	5/28/31	500	448
	AstraZeneca Finance LLC	4.875%	3/3/33	400	407
	AstraZeneca Finance LLC	5.000%	2/26/34	1,275	1,300
	AstraZeneca plc	3.125%	6/12/27	500	493
	AstraZeneca plc	1.375%	8/6/30	1,020	885
	AstraZeneca plc	6.450%	9/15/37	2,530	2,840
	AstraZeneca plc	4.000%	9/18/42	845	716
	AstraZeneca plc	4.375%	11/16/45	1,475	1,284
	AstraZeneca plc	3.000%	5/28/51	250	167
	Banner Health	2.338%	1/1/30	375	344
	Banner Health	1.897%	1/1/31	500	438
	Banner Health	2.907%	1/1/42	500	355
[4]	Banner Health	3.181%	1/1/50	225	151
	Banner Health	2.913%	1/1/51	500	317
[4]	Baptist Health South Florida Foundation Inc.	3.115%	11/15/71	500	290
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	340
	Baxalta Inc.	5.250%	6/23/45	415	386
	Baxter International Inc.	2.600%	8/15/26	400	392
	Baxter International Inc.	1.915%	2/1/27	1,125	1,083
	Baxter International Inc.	2.272%	12/1/28	1,175	1,094
	Baxter International Inc.	3.950%	4/1/30	555	542
	Baxter International Inc.	1.730%	4/1/31	600	512
	Baxter International Inc.	2.539%	2/1/32	1,275	1,112
	Baxter International Inc.	3.500%	8/15/46	375	268
	Baxter International Inc.	3.132%	12/1/51	950	606
[4]	Baylor Scott & White Holdings	1.777%	11/15/30	500	439
	Baylor Scott & White Holdings	4.185%	11/15/45	400	333
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	944
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,414
	Becton Dickinson & Co.	4.693%	2/13/28	750	757
	Becton Dickinson & Co.	4.874%	2/8/29	166	168
	Becton Dickinson & Co.	5.081%	6/7/29	500	511
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	925
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	868
	Becton Dickinson & Co.	4.298%	8/22/32	350	339
	Becton Dickinson & Co.	5.110%	2/8/34	500	501
	Becton Dickinson & Co.	4.685%	12/15/44	675	587
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,051
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	311
	Biogen Inc.	2.250%	5/1/30	1,425	1,284
	Biogen Inc.	5.750%	5/15/35	525	540
	Biogen Inc.	3.150%	5/1/50	645	406
	Biogen Inc.	3.250%	2/15/51	589	377
	Biogen Inc.	6.450%	5/15/55	200	206
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	245
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	461
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	175
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	296
	Boston Scientific Corp.	2.650%	6/1/30	700	648
	Boston Scientific Corp.	6.500%	11/15/35	225	252
	Boston Scientific Corp.	4.550%	3/1/39	559	529

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Scientific Corp.	7.375%	1/15/40	225	273
	Boston Scientific Corp.	4.700%	3/1/49	564	508
	Bristol-Myers Squibb Co.	4.900%	2/22/27	850	861
	Bristol-Myers Squibb Co.	3.450%	11/15/27	495	489
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,250	1,244
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,500	1,536
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,050	2,955
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	433
	Bristol-Myers Squibb Co.	5.100%	2/22/31	1,050	1,087
	Bristol-Myers Squibb Co.	2.950%	3/15/32	500	453
	Bristol-Myers Squibb Co.	5.900%	11/15/33	800	859
	Bristol-Myers Squibb Co.	5.200%	2/22/34	2,400	2,457
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,530	1,359
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	292
	Bristol-Myers Squibb Co.	4.625%	5/15/44	650	576
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,462
	Bristol-Myers Squibb Co.	4.550%	2/20/48	1,616	1,389
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,717
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	671
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,149	2,293
	Bristol-Myers Squibb Co.	6.250%	11/15/53	800	856
	Bristol-Myers Squibb Co.	5.550%	2/22/54	2,300	2,241
	Bristol-Myers Squibb Co.	3.900%	3/15/62	825	591
	Bristol-Myers Squibb Co.	6.400%	11/15/63	550	595
	Bristol-Myers Squibb Co.	5.650%	2/22/64	1,450	1,407
	Cardinal Health Inc.	4.700%	11/15/26	400	402
	Cardinal Health Inc.	5.125%	2/15/29	550	564
	Cardinal Health Inc.	5.000%	11/15/29	575	586
	Cardinal Health Inc.	5.450%	2/15/34	425	437
	Cardinal Health Inc.	5.350%	11/15/34	950	968
	Cardinal Health Inc.	4.600%	3/15/43	400	344
	Cardinal Health Inc.	4.500%	11/15/44	250	210
	Cardinal Health Inc.	4.368%	6/15/47	650	530
	Cardinal Health Inc.	5.750%	11/15/54	500	493
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	333
	Cencora Inc.	3.450%	12/15/27	700	687
	Cencora Inc.	4.625%	12/15/27	300	302
	Cencora Inc.	2.800%	5/15/30	975	906
	Cencora Inc.	2.700%	3/15/31	1,000	903
	Cencora Inc.	5.125%	2/15/34	425	428
	Cencora Inc.	5.150%	2/15/35	600	605
	Cencora Inc.	4.300%	12/15/47	816	659
	Centene Corp.	4.250%	12/15/27	2,262	2,228
	Centene Corp.	2.450%	7/15/28	2,267	2,108
	Centene Corp.	4.625%	12/15/29	1,096	1,067
	Centene Corp.	3.000%	10/15/30	1,954	1,746
	Centene Corp.	2.500%	3/1/31	1,869	1,610
	Centene Corp.	2.625%	8/1/31	210	180
	Children's Health System of Texas	2.511%	8/15/50	500	291
[4]	Children's Hospital	2.928%	7/15/50	500	313
[4]	Children's Hospital Corp.	4.115%	1/1/47	200	164
[4]	Children's Hospital Corp.	2.585%	2/1/50	200	121
	Children's Hospital Medical Center	4.268%	5/15/44	150	127
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	303
[4]	CHRISTUS Health	4.341%	7/1/28	425	425
[4]	Cigna Group	3.400%	3/1/27	2,850	2,810
	Cigna Group	4.375%	10/15/28	1,775	1,777
	Cigna Group	5.000%	5/15/29	850	869
	Cigna Group	2.400%	3/15/30	1,317	1,202
	Cigna Group	5.125%	5/15/31	625	643
	Cigna Group	5.250%	2/15/34	500	508
	Cigna Group	4.800%	8/15/38	1,970	1,849
	Cigna Group	3.200%	3/15/40	1,250	955
[4]	Cigna Group	6.125%	11/15/41	334	347
[4]	Cigna Group	4.800%	7/15/46	3,300	2,869
[4]	Cigna Group	3.875%	10/15/47	25	19
	Cigna Group	4.900%	12/15/48	825	720
	Cigna Group	3.400%	3/15/50	1,350	915
	Cigna Group	3.400%	3/15/51	1,000	671
	Cigna Group	5.600%	2/15/54	800	765

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	City of Hope	5.623%	11/15/43	250	241
[4]	City of Hope	4.378%	8/15/48	500	397
	Cleveland Clinic Foundation	4.858%	1/1/14	325	273
	CommonSpirit Health	2.782%	10/1/30	500	458
	CommonSpirit Health	5.205%	12/1/31	925	949
	CommonSpirit Health	5.318%	12/1/34	525	528
[4]	CommonSpirit Health	4.350%	11/1/42	790	663
	CommonSpirit Health	4.187%	10/1/49	780	606
	CommonSpirit Health	3.910%	10/1/50	830	613
	CommonSpirit Health	5.548%	12/1/54	462	434
[4]	Community Health Network Inc.	3.099%	5/1/50	965	609
[4]	Corewell Health Obligated Group	3.487%	7/15/49	275	196
[4]	Cottage Health Obligated Group	3.304%	11/1/49	425	295
	CVS Health Corp.	3.000%	8/15/26	1,300	1,280
	CVS Health Corp.	3.625%	4/1/27	475	469
	CVS Health Corp.	1.300%	8/21/27	1,750	1,640
	CVS Health Corp.	5.000%	1/30/29	3,000	3,046
	CVS Health Corp.	5.400%	6/1/29	750	771
	CVS Health Corp.	3.250%	8/15/29	1,950	1,853
	CVS Health Corp.	5.125%	2/21/30	1,000	1,018
	CVS Health Corp.	3.750%	4/1/30	1,563	1,499
	CVS Health Corp.	1.750%	8/21/30	2,000	1,728
	CVS Health Corp.	5.250%	1/30/31	500	511
	CVS Health Corp.	1.875%	2/28/31	1,100	942
	CVS Health Corp.	5.550%	6/1/31	825	857
	CVS Health Corp.	5.250%	2/21/33	1,800	1,812
	CVS Health Corp.	5.300%	6/1/33	1,050	1,058
	CVS Health Corp.	4.875%	7/20/35	525	503
	CVS Health Corp.	4.780%	3/25/38	3,400	3,119
	CVS Health Corp.	6.125%	9/15/39	575	589
	CVS Health Corp.	2.700%	8/21/40	1,400	967
	CVS Health Corp.	5.300%	12/5/43	375	341
	CVS Health Corp.	5.125%	7/20/45	4,100	3,626
	CVS Health Corp.	5.050%	3/25/48	6,209	5,363
	CVS Health Corp.	5.625%	2/21/53	1,000	924
	CVS Health Corp.	5.875%	6/1/53	1,061	1,014
	CVS Health Corp.	6.050%	6/1/54	825	808
	CVS Health Corp.	6.000%	6/1/63	670	640
	Danaher Corp.	2.600%	10/1/50	550	332
	Danaher Corp.	2.800%	12/10/51	1,000	623
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	230
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	525
	DH Europe Finance II Sarl	3.250%	11/15/39	725	582
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	853
	Dignity Health	4.500%	11/1/42	550	461
	Dignity Health	5.267%	11/1/64	225	199
[4]	Duke University Health System Inc.	3.920%	6/1/47	450	356
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	475
	Elevance Health Inc.	4.500%	10/30/26	200	201
	Elevance Health Inc.	5.150%	6/15/29	500	515
	Elevance Health Inc.	2.875%	9/15/29	425	400
	Elevance Health Inc.	4.750%	2/15/30	340	344
	Elevance Health Inc.	2.250%	5/15/30	2,500	2,256
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,149
	Elevance Health Inc.	4.950%	11/1/31	620	629
	Elevance Health Inc.	4.100%	5/15/32	700	672
	Elevance Health Inc.	5.500%	10/15/32	500	521
	Elevance Health Inc.	4.750%	2/15/33	950	944
	Elevance Health Inc.	5.375%	6/15/34	845	864
	Elevance Health Inc.	5.950%	12/15/34	250	264
	Elevance Health Inc.	5.200%	2/15/35	1,075	1,086
	Elevance Health Inc.	5.850%	1/15/36	300	315
	Elevance Health Inc.	6.375%	6/15/37	300	324
	Elevance Health Inc.	4.625%	5/15/42	675	591
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,533
	Elevance Health Inc.	5.100%	1/15/44	525	483
	Elevance Health Inc.	4.650%	8/15/44	75	65
	Elevance Health Inc.	4.375%	12/1/47	918	749
	Elevance Health Inc.	4.550%	3/1/48	120	100
	Elevance Health Inc.	3.700%	9/15/49	700	501

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	3.125%	5/15/50	1,270	825
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,056
	Elevance Health Inc.	4.550%	5/15/52	700	573
	Elevance Health Inc.	6.100%	10/15/52	500	509
	Elevance Health Inc.	5.125%	2/15/53	650	580
	Elevance Health Inc.	5.650%	6/15/54	850	815
	Elevance Health Inc.	5.700%	2/15/55	1,315	1,274
	Elevance Health Inc.	5.850%	11/1/64	675	656
	Eli Lilly & Co.	4.500%	2/9/27	850	857
	Eli Lilly & Co.	4.150%	8/14/27	250	251
	Eli Lilly & Co.	4.550%	2/12/28	850	861
	Eli Lilly & Co.	4.500%	2/9/29	1,050	1,066
	Eli Lilly & Co.	3.375%	3/15/29	335	328
	Eli Lilly & Co.	4.200%	8/14/29	853	856
	Eli Lilly & Co.	4.750%	2/12/30	750	769
	Eli Lilly & Co.	4.900%	2/12/32	850	873
	Eli Lilly & Co.	4.700%	2/27/33	400	404
	Eli Lilly & Co.	4.700%	2/9/34	3,000	2,998
	Eli Lilly & Co.	4.600%	8/14/34	1,050	1,041
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,071
	Eli Lilly & Co.	2.250%	5/15/50	800	458
	Eli Lilly & Co.	4.875%	2/27/53	1,000	917
	Eli Lilly & Co.	5.000%	2/9/54	2,075	1,939
	Eli Lilly & Co.	5.050%	8/14/54	1,175	1,104
	Eli Lilly & Co.	5.500%	2/12/55	1,750	1,764
	Eli Lilly & Co.	2.500%	9/15/60	500	276
	Eli Lilly & Co.	4.950%	2/27/63	1,000	908
	Eli Lilly & Co.	5.100%	2/9/64	2,000	1,859
	Eli Lilly & Co.	5.200%	8/14/64	150	142
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	374
	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	515
	GE HealthCare Technologies Inc.	4.800%	8/14/29	1,000	1,014
	GE HealthCare Technologies Inc.	4.800%	1/15/31	525	529
	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,595
	GE HealthCare Technologies Inc.	5.500%	6/15/35	700	717
	GE HealthCare Technologies Inc.	6.377%	11/22/52	954	1,028
	Gilead Sciences Inc.	2.950%	3/1/27	175	172
	Gilead Sciences Inc.	1.200%	10/1/27	900	845
	Gilead Sciences Inc.	4.800%	11/15/29	350	357
	Gilead Sciences Inc.	5.250%	10/15/33	400	413
	Gilead Sciences Inc.	5.100%	6/15/35	850	860
	Gilead Sciences Inc.	4.600%	9/1/35	1,000	971
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,140
	Gilead Sciences Inc.	2.600%	10/1/40	775	556
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,210
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,220
	Gilead Sciences Inc.	4.750%	3/1/46	1,790	1,602
	Gilead Sciences Inc.	4.150%	3/1/47	650	531
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,460
	Gilead Sciences Inc.	5.550%	10/15/53	1,500	1,481
	Gilead Sciences Inc.	5.500%	11/15/54	850	834
	Gilead Sciences Inc.	5.600%	11/15/64	625	614
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,140
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	683	689
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,380	1,443
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	544	543
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,494
	GlaxoSmithKline Capital plc	4.315%	3/12/27	410	412
	GlaxoSmithKline Capital plc	3.375%	6/1/29	1,350	1,311
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	350
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	408
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	312
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	184
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	300	209
	HCA Inc.	4.500%	2/15/27	1,535	1,535
	HCA Inc.	5.000%	3/1/28	600	609
	HCA Inc.	5.200%	6/1/28	816	834
	HCA Inc.	5.625%	9/1/28	1,225	1,261
	HCA Inc.	4.125%	6/15/29	1,670	1,641
	HCA Inc.	5.250%	3/1/30	750	769

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	3.500%	9/1/30	2,500	2,364
	HCA Inc.	5.450%	4/1/31	1,200	1,237
	HCA Inc.	2.375%	7/15/31	1,750	1,524
	HCA Inc.	5.500%	3/1/32	750	774
	HCA Inc.	3.625%	3/15/32	1,625	1,498
	HCA Inc.	5.500%	6/1/33	1,019	1,044
	HCA Inc.	5.600%	4/1/34	1,100	1,127
	HCA Inc.	5.450%	9/15/34	1,050	1,058
	HCA Inc.	5.750%	3/1/35	2,100	2,159
	HCA Inc.	5.125%	6/15/39	825	775
	HCA Inc.	4.375%	3/15/42	500	417
	HCA Inc.	5.500%	6/15/47	1,000	930
	HCA Inc.	5.250%	6/15/49	1,945	1,729
	HCA Inc.	3.500%	7/15/51	1,000	663
	HCA Inc.	4.625%	3/15/52	2,000	1,607
	HCA Inc.	5.900%	6/1/53	416	402
	HCA Inc.	6.000%	4/1/54	1,775	1,735
	HCA Inc.	6.200%	3/1/55	300	302
	HCA Inc.	6.100%	4/1/64	965	941
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	450	340
	Humana Inc.	1.350%	2/3/27	500	478
	Humana Inc.	3.950%	3/15/27	950	946
	Humana Inc.	5.750%	3/1/28	750	773
	Humana Inc.	3.700%	3/23/29	700	679
	Humana Inc.	3.125%	8/15/29	400	377
	Humana Inc.	4.875%	4/1/30	480	484
	Humana Inc.	5.375%	4/15/31	1,360	1,391
	Humana Inc.	2.150%	2/3/32	500	419
	Humana Inc.	5.875%	3/1/33	750	776
	Humana Inc.	5.950%	3/15/34	500	519
	Humana Inc.	5.550%	5/1/35	625	628
	Humana Inc.	4.625%	12/1/42	375	313
	Humana Inc.	4.950%	10/1/44	620	536
	Humana Inc.	4.800%	3/15/47	325	269
	Humana Inc.	3.950%	8/15/49	470	339
	Humana Inc.	5.500%	3/15/53	1,050	943
	Humana Inc.	5.750%	4/15/54	344	321
	Humana Inc.	6.000%	5/1/55	450	434
	Icon Investments Six DAC	6.000%	5/8/34	425	433
	Illumina Inc.	4.650%	9/9/26	350	350
	Illumina Inc.	5.750%	12/13/27	500	512
	Illumina Inc.	2.550%	3/23/31	500	440
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	396
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	313
	Inova Health System Foundation	4.068%	5/15/52	500	397
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	535
[4]	Iowa Health System	3.665%	2/15/50	400	293
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	451
	Johnson & Johnson	4.500%	3/1/27	502	507
	Johnson & Johnson	0.950%	9/1/27	1,225	1,152
	Johnson & Johnson	2.900%	1/15/28	1,400	1,367
	Johnson & Johnson	4.550%	3/1/28	586	596
	Johnson & Johnson	4.800%	6/1/29	1,175	1,208
	Johnson & Johnson	4.700%	3/1/30	856	876
	Johnson & Johnson	1.300%	9/1/30	1,050	914
	Johnson & Johnson	4.850%	3/1/32	1,038	1,067
	Johnson & Johnson	4.950%	5/15/33	550	570
	Johnson & Johnson	5.000%	3/1/35	1,679	1,722
	Johnson & Johnson	3.550%	3/1/36	825	744
	Johnson & Johnson	3.625%	3/3/37	2,150	1,922
	Johnson & Johnson	5.950%	8/15/37	745	824
	Johnson & Johnson	3.400%	1/15/38	1,400	1,205
	Johnson & Johnson	5.850%	7/15/38	325	355
	Johnson & Johnson	2.100%	9/1/40	925	636
	Johnson & Johnson	4.500%	9/1/40	419	400
	Johnson & Johnson	4.850%	5/15/41	225	221
	Johnson & Johnson	4.500%	12/5/43	550	509
	Johnson & Johnson	3.700%	3/1/46	1,750	1,404
	Johnson & Johnson	3.750%	3/3/47	500	401
	Johnson & Johnson	3.500%	1/15/48	250	191

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.250%	9/1/50	325	190
	Johnson & Johnson	5.250%	6/1/54	650	646
	Johnson & Johnson	2.450%	9/1/60	1,525	848
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	1,012
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	358
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	858
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	553
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	675	467
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	972
	Koninklijke Philips NV	6.875%	3/11/38	300	329
	Koninklijke Philips NV	5.000%	3/15/42	785	709
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	445
	Laboratory Corp. of America Holdings	4.350%	4/1/30	275	273
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	450
	Laboratory Corp. of America Holdings	4.550%	4/1/32	600	591
	Laboratory Corp. of America Holdings	4.800%	10/1/34	750	734
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	700
[4]	Mass General Brigham Inc.	3.765%	7/1/48	150	114
[4]	Mass General Brigham Inc.	3.192%	7/1/49	400	272
[4]	Mass General Brigham Inc.	4.117%	7/1/55	275	215
[4]	Mass General Brigham Inc.	3.342%	7/1/60	725	474
[4]	Mayo Clinic	3.774%	11/15/43	250	202
[4]	Mayo Clinic	4.000%	11/15/47	150	119
[4]	Mayo Clinic	4.128%	11/15/52	125	100
[4]	Mayo Clinic	3.196%	11/15/61	750	471
	McKesson Corp.	3.950%	2/16/28	150	149
	McKesson Corp.	4.900%	7/15/28	102	104
	McKesson Corp.	4.250%	9/15/29	500	500
	McKesson Corp.	4.650%	5/30/30	850	857
	McKesson Corp.	4.950%	5/30/32	600	608
	McKesson Corp.	5.100%	7/15/33	500	512
	McKesson Corp.	5.250%	5/30/35	650	661
[4]	McLaren Health Care Corp.	4.386%	5/15/48	325	268
[4]	MedStar Health Inc.	3.626%	8/15/49	250	176
	Medtronic Global Holdings SCA	4.250%	3/30/28	700	703
	Medtronic Global Holdings SCA	4.500%	3/30/33	500	494
	Medtronic Inc.	4.375%	3/15/35	2,358	2,281
	Medtronic Inc.	4.625%	3/15/45	754	678
	Memorial Health Services	3.447%	11/1/49	500	355
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	95
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	163
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	358
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	475	381
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,390
	Merck & Co. Inc.	4.050%	5/17/28	550	552
	Merck & Co. Inc.	1.900%	12/10/28	900	840
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,463
	Merck & Co. Inc.	4.300%	5/17/30	612	616
	Merck & Co. Inc.	1.450%	6/24/30	770	673
	Merck & Co. Inc.	2.150%	12/10/31	2,350	2,051
	Merck & Co. Inc.	4.500%	5/17/33	1,223	1,219
	Merck & Co. Inc.	6.500%	12/1/33	525	595
	Merck & Co. Inc.	3.900%	3/7/39	600	527
	Merck & Co. Inc.	2.350%	6/24/40	525	369
	Merck & Co. Inc.	3.600%	9/15/42	425	337
	Merck & Co. Inc.	4.150%	5/18/43	980	836
	Merck & Co. Inc.	4.900%	5/17/44	612	572
	Merck & Co. Inc.	3.700%	2/10/45	1,570	1,237
	Merck & Co. Inc.	4.000%	3/7/49	400	318
	Merck & Co. Inc.	2.450%	6/24/50	750	439
	Merck & Co. Inc.	2.750%	12/10/51	1,675	1,029
	Merck & Co. Inc.	5.000%	5/17/53	1,223	1,124
	Merck & Co. Inc.	2.900%	12/10/61	1,200	700
	Merck & Co. Inc.	5.150%	5/17/63	816	751
[4]	Methodist Hospital	2.705%	12/1/50	500	305
[4]	Montefiore Obligated Group	5.246%	11/1/48	600	487
[4]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	275	203
[4]	Mount Sinai Hospital	3.981%	7/1/48	200	144
[4]	Mount Sinai Hospital	3.737%	7/1/49	450	302
[4]	Mount Sinai Hospital	3.391%	7/1/50	375	231

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mylan Inc.	4.550%	4/15/28	575	570
	Mylan Inc.	5.400%	11/29/43	400	336
	Mylan Inc.	5.200%	4/15/48	625	496
	New York & Presbyterian Hospital	4.024%	8/1/45	480	392
	New York & Presbyterian Hospital	4.063%	8/1/56	425	330
	New York & Presbyterian Hospital	2.606%	8/1/60	350	191
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	400	274
	Northwell Healthcare Inc.	3.979%	11/1/46	525	403
	Northwell Healthcare Inc.	4.260%	11/1/47	450	357
	Northwell Healthcare Inc.	3.809%	11/1/49	375	269
	Novant Health Inc.	2.637%	11/1/36	500	393
	Novant Health Inc.	3.168%	11/1/51	500	331
	Novant Health Inc.	3.318%	11/1/61	1,000	634
	Novartis Capital Corp.	3.100%	5/17/27	800	789
	Novartis Capital Corp.	3.800%	9/18/29	500	496
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,981
	Novartis Capital Corp.	4.000%	9/18/31	350	345
	Novartis Capital Corp.	4.200%	9/18/34	750	723
	Novartis Capital Corp.	3.700%	9/21/42	525	429
	Novartis Capital Corp.	4.400%	5/6/44	1,050	936
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,000
	Novartis Capital Corp.	2.750%	8/14/50	850	545
	Novartis Capital Corp.	4.700%	9/18/54	625	559
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	146
[4]	NYU Langone Hospitals	5.750%	7/1/43	375	379
	NYU Langone Hospitals	4.784%	7/1/44	325	294
[4]	NYU Langone Hospitals	4.368%	7/1/47	425	364
[4]	NYU Langone Hospitals	3.380%	7/1/55	525	354
[4]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	410
	OhioHealth Corp.	2.297%	11/15/31	500	442
	OhioHealth Corp.	2.834%	11/15/41	500	358
[4]	OhioHealth Corp.	3.042%	11/15/50	300	203
	Orlando Health Obligated Group	5.475%	10/1/35	500	512
	Orlando Health Obligated Group	4.089%	10/1/48	225	179
	Orlando Health Obligated Group	3.327%	10/1/50	500	350
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	300	250
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	500	312
	Pfizer Inc.	3.000%	12/15/26	1,295	1,277
	Pfizer Inc.	3.600%	9/15/28	200	198
	Pfizer Inc.	3.450%	3/15/29	1,200	1,175
	Pfizer Inc.	2.625%	4/1/30	1,175	1,093
	Pfizer Inc.	1.700%	5/28/30	1,750	1,550
	Pfizer Inc.	1.750%	8/18/31	1,250	1,082
	Pfizer Inc.	4.000%	12/15/36	825	755
	Pfizer Inc.	4.100%	9/15/38	1,000	897
	Pfizer Inc.	3.900%	3/15/39	550	480
	Pfizer Inc.	7.200%	3/15/39	1,815	2,155
	Pfizer Inc.	2.550%	5/28/40	750	538
	Pfizer Inc.	4.300%	6/15/43	780	676
	Pfizer Inc.	4.400%	5/15/44	600	525
	Pfizer Inc.	4.125%	12/15/46	1,575	1,293
	Pfizer Inc.	4.200%	9/15/48	500	411
	Pfizer Inc.	4.000%	3/15/49	850	670
	Pfizer Inc.	2.700%	5/28/50	1,275	791
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	3,262	3,288
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	2,450	2,483
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	1,878	1,875
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,450	2,337
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	4,893	4,619
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	3,262	3,027
	Pharmacia LLC	6.600%	12/1/28	912	979
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	418
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	306
	Presbyterian Healthcare Services	4.875%	8/1/52	500	442
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	447
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	462
	Providence St. Joseph Health Obligated Group	5.369%	10/1/32	750	763
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	500	505
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	237
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	296

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quest Diagnostics Inc.	4.600%	12/15/27	200	202
	Quest Diagnostics Inc.	4.200%	6/30/29	425	423
	Quest Diagnostics Inc.	4.625%	12/15/29	350	353
	Quest Diagnostics Inc.	2.950%	6/30/30	800	744
	Quest Diagnostics Inc.	2.800%	6/30/31	425	386
	Quest Diagnostics Inc.	5.000%	12/15/34	850	846
	Quest Diagnostics Inc.	5.750%	1/30/40	61	61
	Quest Diagnostics Inc.	4.700%	3/30/45	200	176
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	869
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	537
	Revvity Inc.	1.900%	9/15/28	500	463
	Revvity Inc.	3.300%	9/15/29	500	474
	Revvity Inc.	2.550%	3/15/31	500	439
	Revvity Inc.	2.250%	9/15/31	500	428
	Revvity Inc.	3.625%	3/15/51	350	240
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,326
	Royalty Pharma plc	5.150%	9/2/29	400	408
	Royalty Pharma plc	2.200%	9/2/30	900	797
	Royalty Pharma plc	5.400%	9/2/34	300	304
	Royalty Pharma plc	3.300%	9/2/40	1,000	753
	Royalty Pharma plc	3.550%	9/2/50	800	542
	Royalty Pharma plc	3.350%	9/2/51	500	324
	Royalty Pharma plc	5.900%	9/2/54	250	243
[4]	Rush Obligated Group	3.922%	11/15/29	245	240
	Sanofi SA	3.625%	6/19/28	1,000	990
[4]	Seattle Children's Hospital	2.719%	10/1/50	500	307
[4]	Sharp HealthCare	2.680%	8/1/50	500	301
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	62	61
	Smith & Nephew plc	5.150%	3/20/27	250	253
	Smith & Nephew plc	2.032%	10/14/30	820	719
	Smith & Nephew plc	5.400%	3/20/34	500	508
	Solventum Corp.	5.450%	2/25/27	1,050	1,067
	Solventum Corp.	5.400%	3/1/29	1,000	1,030
	Solventum Corp.	5.450%	3/13/31	800	830
	Solventum Corp.	5.600%	3/23/34	1,365	1,405
	Solventum Corp.	5.900%	4/30/54	750	750
	Solventum Corp.	6.000%	5/15/64	200	198
	SSM Health Care Corp.	4.894%	6/1/28	1,000	1,016
[4]	Stanford Health Care	3.795%	11/15/48	450	344
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	426
	Stryker Corp.	4.550%	2/10/27	650	654
	Stryker Corp.	4.700%	2/10/28	650	659
	Stryker Corp.	3.650%	3/7/28	450	444
	Stryker Corp.	4.250%	9/11/29	475	474
	Stryker Corp.	4.850%	2/10/30	500	510
	Stryker Corp.	4.625%	9/11/34	350	344
	Stryker Corp.	5.200%	2/10/35	873	889
	Stryker Corp.	4.100%	4/1/43	325	269
	Stryker Corp.	4.375%	5/15/44	775	662
	Stryker Corp.	4.625%	3/15/46	800	707
	Stryker Corp.	2.900%	6/15/50	550	360
[4]	Sutter Health	3.695%	8/15/28	300	295
[4]	Sutter Health	2.294%	8/15/30	500	452
[4]	Sutter Health	5.213%	8/15/32	500	514
	Sutter Health	5.164%	8/15/33	300	304
[4]	Sutter Health	3.161%	8/15/40	500	387
[4]	Sutter Health	4.091%	8/15/48	375	299
[4]	Sutter Health	3.361%	8/15/50	475	329
	Sutter Health	5.547%	8/15/53	300	296
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,079
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,992
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	1,200	1,219
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,200	895
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,540	1,661
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	570
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	425	413
[7]	Takeda US Financing Inc.	5.200%	7/7/35	1,250	1,250
	Texas Health Resources	2.328%	11/15/50	500	280
[4]	Texas Health Resources	4.330%	11/15/55	100	82
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	500	504

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	660	667
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	300
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	463
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	575	590
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	834
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	600	617
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,744
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	1,950	1,993
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	800	818
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	717
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	500	493
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	340
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	329
[4]	Trinity Health Corp.	2.632%	12/1/40	500	360
	Trinity Health Corp.	4.125%	12/1/45	450	369
	UnitedHealth Group Inc.	4.750%	7/15/26	340	341
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,628
	UnitedHealth Group Inc.	4.600%	4/15/27	500	503
	UnitedHealth Group Inc.	3.700%	5/15/27	550	545
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,771
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,082
	UnitedHealth Group Inc.	4.400%	6/15/28	200	201
	UnitedHealth Group Inc.	3.875%	12/15/28	500	493
	UnitedHealth Group Inc.	4.250%	1/15/29	830	828
	UnitedHealth Group Inc.	4.700%	4/15/29	400	405
	UnitedHealth Group Inc.	4.000%	5/15/29	500	494
	UnitedHealth Group Inc.	2.875%	8/15/29	475	448
	UnitedHealth Group Inc.	4.800%	1/15/30	830	843
	UnitedHealth Group Inc.	5.300%	2/15/30	875	906
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,626
	UnitedHealth Group Inc.	4.650%	1/15/31	425	427
	UnitedHealth Group Inc.	4.900%	4/15/31	820	833
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,560
	UnitedHealth Group Inc.	4.950%	1/15/32	1,200	1,215
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,776
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,462
	UnitedHealth Group Inc.	5.000%	4/15/34	1,050	1,049
	UnitedHealth Group Inc.	5.150%	7/15/34	1,690	1,706
	UnitedHealth Group Inc.	5.300%	6/15/35	444	452
	UnitedHealth Group Inc.	4.625%	7/15/35	800	773
	UnitedHealth Group Inc.	6.500%	6/15/37	200	220
	UnitedHealth Group Inc.	6.625%	11/15/37	325	361
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,539
	UnitedHealth Group Inc.	3.500%	8/15/39	510	412
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,628
	UnitedHealth Group Inc.	5.700%	10/15/40	450	460
	UnitedHealth Group Inc.	5.950%	2/15/41	240	247
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,029
	UnitedHealth Group Inc.	4.375%	3/15/42	325	279
	UnitedHealth Group Inc.	3.950%	10/15/42	800	648
	UnitedHealth Group Inc.	5.500%	7/15/44	1,745	1,700
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,163
	UnitedHealth Group Inc.	4.200%	1/15/47	775	622
	UnitedHealth Group Inc.	4.250%	4/15/47	950	769
	UnitedHealth Group Inc.	3.750%	10/15/47	800	595
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	965
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	911
	UnitedHealth Group Inc.	3.700%	8/15/49	680	495
	UnitedHealth Group Inc.	2.900%	5/15/50	520	324
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,259
	UnitedHealth Group Inc.	4.750%	5/15/52	1,200	1,023
	UnitedHealth Group Inc.	5.875%	2/15/53	1,425	1,427
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,688
	UnitedHealth Group Inc.	5.625%	7/15/54	2,315	2,244
	UnitedHealth Group Inc.	5.950%	6/15/55	575	584
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,586
	UnitedHealth Group Inc.	3.125%	5/15/60	2,050	1,231
	UnitedHealth Group Inc.	4.950%	5/15/62	200	172
	UnitedHealth Group Inc.	6.050%	2/15/63	875	887
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,335

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.500%	4/15/64	1,000	934
	UnitedHealth Group Inc.	5.750%	7/15/64	990	963
	Universal Health Services Inc.	4.625%	10/15/29	400	396
	Universal Health Services Inc.	2.650%	10/15/30	700	624
	Universal Health Services Inc.	5.050%	10/15/34	400	382
	UPMC	5.035%	5/15/33	500	501
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,000	1,619
	Viatris Inc.	2.300%	6/22/27	1,350	1,287
	Viatris Inc.	3.850%	6/22/40	425	314
	Viatris Inc.	4.000%	6/22/50	400	266
[4]	WakeMed	3.286%	10/1/52	500	336
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	200	173
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	500	309
	Wyeth LLC	6.500%	2/1/34	500	557
	Wyeth LLC	6.000%	2/15/36	410	441
	Wyeth LLC	5.950%	4/1/37	1,605	1,713
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	288
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	400	412
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	475	487
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	800	707
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	308	309
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	300	307
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	201
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	180	150
	Zoetis Inc.	3.000%	9/12/27	800	781
	Zoetis Inc.	3.900%	8/20/28	400	397
	Zoetis Inc.	2.000%	5/15/30	575	517
	Zoetis Inc.	5.600%	11/16/32	1,000	1,056
	Zoetis Inc.	4.700%	2/1/43	900	822
	Zoetis Inc.	3.950%	9/12/47	400	319
	Zoetis Inc.	4.450%	8/20/48	325	274
	Zoetis Inc.	3.000%	5/15/50	425	280
					612,659
Industrials (0.7%)
[4]	3M Co.	2.250%	9/19/26	100	98
	3M Co.	2.875%	10/15/27	939	912
	3M Co.	4.800%	3/15/30	790	803
	3M Co.	3.050%	4/15/30	4,545	4,272
	3M Co.	5.150%	3/15/35	509	513
[4]	3M Co.	3.125%	9/19/46	1,125	767
[4]	3M Co.	3.625%	10/15/47	450	332
[4]	3M Co.	4.000%	9/14/48	182	144
	3M Co.	3.250%	8/26/49	990	671
	3M Co.	3.700%	4/15/50	545	400
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	617
	AGCO Corp.	5.450%	3/21/27	340	345
	AGCO Corp.	5.800%	3/21/34	590	599
	Allegion plc	3.500%	10/1/29	325	311
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	343
	Allegion US Holding Co. Inc.	5.600%	5/29/34	760	780
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,069	950
[4]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	163	159
[4]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	268	260
[4]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	607	582
[4]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	135	127
[4]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	308	297
[4]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	248	236
[4]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	160	147
	Amphenol Corp.	5.050%	4/5/27	1,000	1,016
	Amphenol Corp.	4.375%	6/12/28	500	503
	Amphenol Corp.	5.050%	4/5/29	500	514
	Amphenol Corp.	4.350%	6/1/29	300	301
	Amphenol Corp.	2.800%	2/15/30	750	704
	Amphenol Corp.	2.200%	9/15/31	400	350
	Amphenol Corp.	5.250%	4/5/34	500	515
	Amphenol Corp.	5.000%	1/15/35	525	530
	Amphenol Corp.	5.375%	11/15/54	350	342
	Boeing Co.	2.700%	2/1/27	1,715	1,667
	Boeing Co.	2.800%	3/1/27	1,046	1,015

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	5.040%	5/1/27	1,760	1,773
Boeing Co.	6.259%	5/1/27	850	875
Boeing Co.	3.250%	2/1/28	1,350	1,309
Boeing Co.	3.250%	3/1/28	275	266
Boeing Co.	3.450%	11/1/28	1,000	964
Boeing Co.	3.200%	3/1/29	900	857
Boeing Co.	6.298%	5/1/29	925	978
Boeing Co.	2.950%	2/1/30	500	464
Boeing Co.	5.150%	5/1/30	3,288	3,348
Boeing Co.	3.625%	2/1/31	1,143	1,077
Boeing Co.	6.388%	5/1/31	850	914
Boeing Co.	6.125%	2/15/33	325	343
Boeing Co.	3.600%	5/1/34	585	516
Boeing Co.	6.528%	5/1/34	2,100	2,284
Boeing Co.	3.250%	2/1/35	600	505
Boeing Co.	3.550%	3/1/38	305	245
Boeing Co.	3.500%	3/1/39	200	156
Boeing Co.	6.875%	3/15/39	285	311
Boeing Co.	5.875%	2/15/40	545	544
Boeing Co.	5.705%	5/1/40	2,449	2,415
Boeing Co.	3.375%	6/15/46	450	307
Boeing Co.	3.650%	3/1/47	475	332
Boeing Co.	3.625%	3/1/48	400	276
Boeing Co.	3.850%	11/1/48	200	143
Boeing Co.	3.750%	2/1/50	1,100	777
Boeing Co.	5.805%	5/1/50	6,536	6,270
Boeing Co.	6.858%	5/1/54	2,900	3,176
Boeing Co.	3.950%	8/1/59	795	543
Boeing Co.	5.930%	5/1/60	1,422	1,351
Boeing Co.	7.008%	5/1/64	1,250	1,373
Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	863
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	138
Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	845
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	654
Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	648
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,217
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	188
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	509
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	438
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	749
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	481
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,027
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,416
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	419
Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	540
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	439
Burlington Northern Santa Fe LLC	4.125%	6/15/47	635	521
Burlington Northern Santa Fe LLC	4.050%	6/15/48	634	512
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	475
Burlington Northern Santa Fe LLC	3.550%	2/15/50	695	511
Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	494
Burlington Northern Santa Fe LLC	3.300%	9/15/51	125	87
Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	364
Burlington Northern Santa Fe LLC	4.450%	1/15/53	950	801
Burlington Northern Santa Fe LLC	5.200%	4/15/54	2,325	2,199
Burlington Northern Santa Fe LLC	5.500%	3/15/55	1,829	1,810
Burlington Northern Santa Fe LLC	5.800%	3/15/56	1,600	1,647
Canadian National Railway Co.	3.850%	8/5/32	500	476
Canadian National Railway Co.	6.250%	8/1/34	350	385
Canadian National Railway Co.	6.200%	6/1/36	350	383
Canadian National Railway Co.	6.375%	11/15/37	350	388
Canadian National Railway Co.	3.200%	8/2/46	650	464
Canadian National Railway Co.	2.450%	5/1/50	505	297
Canadian National Railway Co.	6.125%	11/1/53	200	218
Canadian Pacific Railway Co.	1.750%	12/2/26	750	724
Canadian Pacific Railway Co.	2.875%	11/15/29	550	517
Canadian Pacific Railway Co.	2.050%	3/5/30	400	360
Canadian Pacific Railway Co.	4.800%	3/30/30	255	259
Canadian Pacific Railway Co.	7.125%	10/15/31	275	309
Canadian Pacific Railway Co.	2.450%	12/2/31	930	816

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	5.200%	3/30/35	120	122
	Canadian Pacific Railway Co.	5.950%	5/15/37	375	398
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,454
	Canadian Pacific Railway Co.	4.300%	5/15/43	500	428
	Canadian Pacific Railway Co.	4.800%	8/1/45	275	245
	Canadian Pacific Railway Co.	4.950%	8/15/45	500	457
	Canadian Pacific Railway Co.	4.700%	5/1/48	82	72
	Canadian Pacific Railway Co.	3.500%	5/1/50	455	324
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,469	965
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	845
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,436
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,442
	Carrier Global Corp.	2.700%	2/15/31	390	355
	Carrier Global Corp.	5.900%	3/15/34	663	706
	Carrier Global Corp.	3.377%	4/5/40	1,224	972
	Carrier Global Corp.	3.577%	4/5/50	611	449
	Carrier Global Corp.	6.200%	3/15/54	521	558
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	196
[4]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	483
	Caterpillar Financial Services Corp.	4.450%	10/16/26	500	503
	Caterpillar Financial Services Corp.	4.500%	1/7/27	800	806
[4]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	483
[4]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	569
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,408
	Caterpillar Financial Services Corp.	4.400%	10/15/27	100	101
	Caterpillar Financial Services Corp.	4.600%	11/15/27	650	658
	Caterpillar Financial Services Corp.	4.400%	3/3/28	300	302
	Caterpillar Financial Services Corp.	4.850%	2/27/29	500	511
	Caterpillar Financial Services Corp.	4.700%	11/15/29	400	407
	Caterpillar Financial Services Corp.	4.800%	1/8/30	550	563
	Caterpillar Inc.	2.600%	4/9/30	1,260	1,171
	Caterpillar Inc.	5.200%	5/15/35	275	280
	Caterpillar Inc.	6.050%	8/15/36	720	787
	Caterpillar Inc.	5.200%	5/27/41	475	471
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,242
	Caterpillar Inc.	4.300%	5/15/44	375	326
	Caterpillar Inc.	3.250%	9/19/49	621	435
	Caterpillar Inc.	3.250%	4/9/50	700	489
	Caterpillar Inc.	5.500%	5/15/55	50	50
	Caterpillar Inc.	4.750%	5/15/64	415	365
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	124
	CNH Industrial Capital LLC	1.450%	7/15/26	400	387
	CNH Industrial Capital LLC	4.500%	10/8/27	250	251
	CNH Industrial Capital LLC	4.750%	3/21/28	250	252
	CNH Industrial Capital LLC	4.550%	4/10/28	500	502
	CNH Industrial Capital LLC	5.500%	1/12/29	500	517
	CNH Industrial Capital LLC	5.100%	4/20/29	900	919
[4]	CNH Industrial NV	3.850%	11/15/27	375	371
	CSX Corp.	2.600%	11/1/26	200	196
	CSX Corp.	3.250%	6/1/27	650	640
	CSX Corp.	3.800%	3/1/28	1,275	1,264
	CSX Corp.	4.250%	3/15/29	900	900
	CSX Corp.	2.400%	2/15/30	1,150	1,061
	CSX Corp.	4.100%	11/15/32	748	725
	CSX Corp.	5.200%	11/15/33	500	517
	CSX Corp.	5.050%	6/15/35	1,483	1,491
	CSX Corp.	6.150%	5/1/37	1,000	1,084
	CSX Corp.	6.220%	4/30/40	599	647
	CSX Corp.	5.500%	4/15/41	725	725
	CSX Corp.	4.750%	5/30/42	460	421
	CSX Corp.	4.400%	3/1/43	93	81
	CSX Corp.	4.100%	3/15/44	800	665
	CSX Corp.	3.800%	11/1/46	400	311
	CSX Corp.	4.300%	3/1/48	1,000	831
	CSX Corp.	4.750%	11/15/48	595	527
	CSX Corp.	4.500%	3/15/49	900	765
	CSX Corp.	3.800%	4/15/50	605	459
	CSX Corp.	2.500%	5/15/51	500	289
	CSX Corp.	4.500%	11/15/52	1,378	1,163
	CSX Corp.	4.500%	8/1/54	200	167

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	4.250%	11/1/66	500	385
	CSX Corp.	4.650%	3/1/68	275	226
	Cummins Inc.	4.250%	5/9/28	200	201
	Cummins Inc.	4.900%	2/20/29	400	409
	Cummins Inc.	1.500%	9/1/30	500	436
	Cummins Inc.	4.700%	2/15/31	825	832
	Cummins Inc.	5.150%	2/20/34	575	587
	Cummins Inc.	5.300%	5/9/35	850	863
	Cummins Inc.	2.600%	9/1/50	600	357
	Cummins Inc.	5.450%	2/20/54	950	920
[9]	Daimler Truck Finance North America LLC	5.250%	1/13/30	150	154
	Deere & Co.	5.375%	10/16/29	455	476
	Deere & Co.	3.100%	4/15/30	770	732
	Deere & Co.	5.450%	1/16/35	700	729
	Deere & Co.	3.900%	6/9/42	250	213
	Deere & Co.	2.875%	9/7/49	200	131
	Deere & Co.	3.750%	4/15/50	650	504
	Deere & Co.	5.700%	1/19/55	1,235	1,275
	Delta Air Lines Inc.	4.950%	7/10/28	558	561
	Delta Air Lines Inc.	5.250%	7/10/30	515	519
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	280	264
	Dover Corp.	2.950%	11/4/29	575	542
	Dover Corp.	5.375%	3/1/41	280	272
	Eaton Capital ULC	4.450%	5/9/30	400	402
	Eaton Corp.	3.103%	9/15/27	665	653
	Eaton Corp.	4.000%	11/2/32	717	693
	Eaton Corp.	4.150%	3/15/33	1,095	1,064
	Eaton Corp.	4.150%	11/2/42	75	65
	Eaton Corp.	3.915%	9/15/47	550	437
	Eaton Corp.	4.700%	8/23/52	120	107
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,922
	Emerson Electric Co.	1.800%	10/15/27	500	476
	Emerson Electric Co.	2.000%	12/21/28	1,000	932
	Emerson Electric Co.	1.950%	10/15/30	375	335
	Emerson Electric Co.	2.200%	12/21/31	900	792
	Emerson Electric Co.	5.000%	3/15/35	219	222
	Emerson Electric Co.	5.250%	11/15/39	135	136
	Emerson Electric Co.	2.750%	10/15/50	450	283
	Emerson Electric Co.	2.800%	12/21/51	900	567
[4]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/34	607	525
[9]	FedEx Corp.	3.400%	2/15/28	1,000	975
[9]	FedEx Corp.	4.250%	5/15/30	639	627
[9]	FedEx Corp.	2.400%	5/15/31	450	395
[9]	FedEx Corp.	4.900%	1/15/34	435	423
[9]	FedEx Corp.	3.900%	2/1/35	200	179
[9]	FedEx Corp.	3.250%	5/15/41	650	465
[9]	FedEx Corp.	3.875%	8/1/42	435	332
[9]	FedEx Corp.	4.750%	11/15/45	1,075	898
[9]	FedEx Corp.	4.550%	4/1/46	1,020	829
[9]	FedEx Corp.	4.400%	1/15/47	630	496
[9]	FedEx Corp.	4.050%	2/15/48	810	600
[9]	FedEx Corp.	5.250%	5/15/50	1,150	1,017
	Flowserve Corp.	3.500%	10/1/30	500	468
	Fortive Corp.	4.300%	6/15/46	425	349
	General Dynamics Corp.	2.125%	8/15/26	250	245
	General Dynamics Corp.	3.500%	4/1/27	350	347
	General Dynamics Corp.	3.750%	5/15/28	705	701
	General Dynamics Corp.	4.950%	8/15/35	375	376
	HEICO Corp.	5.250%	8/1/28	500	513
	HEICO Corp.	5.350%	8/1/33	1,100	1,126
	Hexcel Corp.	4.200%	2/15/27	189	187
	Hexcel Corp.	5.875%	2/26/35	138	140
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,125
	Honeywell International Inc.	1.100%	3/1/27	800	762
	Honeywell International Inc.	4.650%	7/30/27	510	515
	Honeywell International Inc.	4.950%	2/15/28	500	511
	Honeywell International Inc.	4.250%	1/15/29	600	601
	Honeywell International Inc.	2.700%	8/15/29	350	330
	Honeywell International Inc.	4.700%	2/1/30	695	705
	Honeywell International Inc.	1.950%	6/1/30	1,125	1,007

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	1.750%	9/1/31	1,150	982
	Honeywell International Inc.	4.750%	2/1/32	555	560
	Honeywell International Inc.	5.000%	2/15/33	1,300	1,321
	Honeywell International Inc.	4.500%	1/15/34	600	588
	Honeywell International Inc.	5.700%	3/15/36	300	316
	Honeywell International Inc.	5.700%	3/15/37	305	319
	Honeywell International Inc.	5.250%	3/1/54	2,450	2,323
	Honeywell International Inc.	5.350%	3/1/64	1,000	945
	Howmet Aerospace Inc.	3.000%	1/15/29	1,225	1,171
	Howmet Aerospace Inc.	4.850%	10/15/31	200	203
	Howmet Aerospace Inc.	5.950%	2/1/37	500	532
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	490
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	250	257
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	781
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	3,135	3,234
	IDEX Corp.	4.950%	9/1/29	420	427
	IDEX Corp.	3.000%	5/1/30	300	279
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,082
	Illinois Tool Works Inc.	3.900%	9/1/42	1,545	1,283
	Ingersoll Rand Inc.	5.197%	6/15/27	575	584
	Ingersoll Rand Inc.	5.400%	8/14/28	300	309
	Ingersoll Rand Inc.	5.176%	6/15/29	625	642
	Ingersoll Rand Inc.	5.314%	6/15/31	500	518
	Ingersoll Rand Inc.	5.700%	8/14/33	950	995
	Ingersoll Rand Inc.	5.450%	6/15/34	625	642
	Ingersoll Rand Inc.	5.700%	6/15/54	500	495
	Jacobs Engineering Group Inc.	6.350%	8/18/28	500	526
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	520
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	494	462
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	335	293
[4]	John Deere Capital Corp.	5.150%	9/8/26	500	506
[4]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,609
[4]	John Deere Capital Corp.	4.500%	1/8/27	750	755
[4]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,931
[4]	John Deere Capital Corp.	4.850%	3/5/27	800	811
[4]	John Deere Capital Corp.	2.350%	3/8/27	500	486
[4]	John Deere Capital Corp.	4.900%	6/11/27	512	520
[4]	John Deere Capital Corp.	2.800%	9/8/27	250	243
[4]	John Deere Capital Corp.	4.150%	9/15/27	875	877
[4]	John Deere Capital Corp.	3.050%	1/6/28	600	586
	John Deere Capital Corp.	4.650%	1/7/28	450	457
[4]	John Deere Capital Corp.	4.750%	1/20/28	850	864
[4]	John Deere Capital Corp.	4.900%	3/3/28	500	511
[4]	John Deere Capital Corp.	1.500%	3/6/28	500	468
[4]	John Deere Capital Corp.	4.250%	6/5/28	450	453
[4]	John Deere Capital Corp.	4.950%	7/14/28	800	819
[4]	John Deere Capital Corp.	3.450%	3/7/29	623	608
[4]	John Deere Capital Corp.	4.850%	6/11/29	431	442
[4]	John Deere Capital Corp.	2.800%	7/18/29	490	464
[4]	John Deere Capital Corp.	2.450%	1/9/30	3,535	3,277
[4]	John Deere Capital Corp.	4.550%	6/5/30	650	656
[4]	John Deere Capital Corp.	4.700%	6/10/30	500	508
	John Deere Capital Corp.	1.450%	1/15/31	500	431
[4]	John Deere Capital Corp.	4.900%	3/7/31	800	820
[4]	John Deere Capital Corp.	3.900%	6/7/32	745	717
[4]	John Deere Capital Corp.	4.350%	9/15/32	500	494
[4]	John Deere Capital Corp.	5.150%	9/8/33	750	775
[4]	John Deere Capital Corp.	5.100%	4/11/34	835	853
[4]	John Deere Capital Corp.	5.050%	6/12/34	675	686
	Johnson Controls International plc	5.500%	4/19/29	585	607
	Johnson Controls International plc	1.750%	9/15/30	500	439
	Johnson Controls International plc	2.000%	9/16/31	500	429
	Johnson Controls International plc	4.900%	12/1/32	989	993
[4]	Johnson Controls International plc	6.000%	1/15/36	210	225
[4]	Johnson Controls International plc	4.625%	7/2/44	200	173
	Johnson Controls International plc	4.500%	2/15/47	400	337
[4]	Johnson Controls International plc	4.950%	7/2/64	286	240
	Kennametal Inc.	4.625%	6/15/28	1,000	1,003
	Keysight Technologies Inc.	4.600%	4/6/27	375	376
	Keysight Technologies Inc.	3.000%	10/30/29	700	659

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keysight Technologies Inc.	4.950%	10/15/34	175	173
	Kirby Corp.	4.200%	3/1/28	408	404
	L3Harris Technologies Inc.	3.850%	12/15/26	831	826
	L3Harris Technologies Inc.	5.400%	1/15/27	1,000	1,017
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	600	602
	L3Harris Technologies Inc.	5.050%	6/1/29	635	650
	L3Harris Technologies Inc.	2.900%	12/15/29	750	705
	L3Harris Technologies Inc.	1.800%	1/15/31	600	519
	L3Harris Technologies Inc.	5.250%	6/1/31	635	655
	L3Harris Technologies Inc.	5.400%	7/31/33	1,500	1,542
	L3Harris Technologies Inc.	5.350%	6/1/34	635	649
	L3Harris Technologies Inc.	4.854%	4/27/35	100	98
	L3Harris Technologies Inc.	5.054%	4/27/45	475	443
	L3Harris Technologies Inc.	5.600%	7/31/53	1,080	1,058
	Lennox International Inc.	1.700%	8/1/27	500	472
	LKQ Corp.	5.750%	6/15/28	3,000	3,091
	Lockheed Martin Corp.	5.100%	11/15/27	612	628
	Lockheed Martin Corp.	4.450%	5/15/28	500	506
	Lockheed Martin Corp.	4.500%	2/15/29	500	505
	Lockheed Martin Corp.	4.700%	12/15/31	350	354
	Lockheed Martin Corp.	3.900%	6/15/32	175	168
	Lockheed Martin Corp.	5.250%	1/15/33	1,225	1,272
	Lockheed Martin Corp.	4.750%	2/15/34	700	698
	Lockheed Martin Corp.	3.600%	3/1/35	485	439
	Lockheed Martin Corp.	4.500%	5/15/36	565	544
[4]	Lockheed Martin Corp.	6.150%	9/1/36	452	499
	Lockheed Martin Corp.	5.720%	6/1/40	316	329
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	951
	Lockheed Martin Corp.	3.800%	3/1/45	750	591
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	935
	Lockheed Martin Corp.	2.800%	6/15/50	700	439
	Lockheed Martin Corp.	4.090%	9/15/52	622	490
	Lockheed Martin Corp.	4.150%	6/15/53	210	166
	Lockheed Martin Corp.	5.700%	11/15/54	1,000	1,008
	Lockheed Martin Corp.	5.200%	2/15/55	1,050	982
	Lockheed Martin Corp.	4.300%	6/15/62	300	236
	Lockheed Martin Corp.	5.900%	11/15/63	1,235	1,272
	Lockheed Martin Corp.	5.200%	2/15/64	500	460
	MasTec Inc.	5.900%	6/15/29	325	337
	Norfolk Southern Corp.	7.800%	5/15/27	100	107
	Norfolk Southern Corp.	3.150%	6/1/27	125	123
	Norfolk Southern Corp.	3.800%	8/1/28	2,950	2,919
	Norfolk Southern Corp.	2.550%	11/1/29	338	314
	Norfolk Southern Corp.	5.050%	8/1/30	500	516
	Norfolk Southern Corp.	3.000%	3/15/32	550	498
	Norfolk Southern Corp.	4.450%	3/1/33	420	411
	Norfolk Southern Corp.	5.550%	3/15/34	500	523
	Norfolk Southern Corp.	5.100%	5/1/35	300	301
	Norfolk Southern Corp.	4.837%	10/1/41	565	521
	Norfolk Southern Corp.	3.950%	10/1/42	425	347
	Norfolk Southern Corp.	4.450%	6/15/45	725	618
	Norfolk Southern Corp.	4.650%	1/15/46	300	263
	Norfolk Southern Corp.	3.942%	11/1/47	850	666
	Norfolk Southern Corp.	4.100%	5/15/49	615	486
	Norfolk Southern Corp.	3.400%	11/1/49	330	231
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,049
	Norfolk Southern Corp.	2.900%	8/25/51	520	326
	Norfolk Southern Corp.	4.050%	8/15/52	634	490
	Norfolk Southern Corp.	3.700%	3/15/53	350	254
	Norfolk Southern Corp.	4.550%	6/1/53	720	609
	Norfolk Southern Corp.	5.350%	8/1/54	2,555	2,443
	Norfolk Southern Corp.	3.155%	5/15/55	1,811	1,160
	Norfolk Southern Corp.	5.950%	3/15/64	500	513
	Norfolk Southern Corp.	5.100%	8/1/18	300	256
	Norfolk Southern Corp.	4.100%	5/15/21	500	344
	Northrop Grumman Corp.	3.200%	2/1/27	675	665
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,322
	Northrop Grumman Corp.	4.600%	2/1/29	400	405
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,542
	Northrop Grumman Corp.	4.650%	7/15/30	300	303

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	4.700%	3/15/33	750	747
	Northrop Grumman Corp.	4.900%	6/1/34	700	698
	Northrop Grumman Corp.	5.050%	11/15/40	245	236
	Northrop Grumman Corp.	4.750%	6/1/43	776	701
	Northrop Grumman Corp.	3.850%	4/15/45	105	83
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,529
	Northrop Grumman Corp.	5.250%	5/1/50	795	747
	Northrop Grumman Corp.	4.950%	3/15/53	750	673
	Northrop Grumman Corp.	5.200%	6/1/54	1,000	931
	nVent Finance Sarl	4.550%	4/15/28	300	300
	nVent Finance Sarl	5.650%	5/15/33	500	509
	Oshkosh Corp.	4.600%	5/15/28	400	401
	Oshkosh Corp.	3.100%	3/1/30	80	75
	Otis Worldwide Corp.	2.293%	4/5/27	600	581
	Otis Worldwide Corp.	5.250%	8/16/28	600	617
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,291
	Otis Worldwide Corp.	5.125%	11/19/31	200	206
	Otis Worldwide Corp.	3.112%	2/15/40	611	470
	Otis Worldwide Corp.	3.362%	2/15/50	550	381
[4]	PACCAR Financial Corp.	4.500%	11/25/26	650	655
	PACCAR Financial Corp.	5.000%	5/13/27	750	763
	PACCAR Financial Corp.	4.250%	6/23/27	500	503
	PACCAR Financial Corp.	4.450%	8/6/27	575	581
	PACCAR Financial Corp.	4.550%	3/3/28	500	507
[4]	PACCAR Financial Corp.	4.600%	1/31/29	500	507
	PACCAR Financial Corp.	4.000%	9/26/29	750	746
	PACCAR Financial Corp.	4.550%	5/8/30	725	735
[4]	PACCAR Financial Corp.	5.000%	3/22/34	500	508
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,852
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,046
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	960
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	200	191
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	165	179
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	420	362
	Parker-Hannifin Corp.	4.100%	3/1/47	500	403
	Parker-Hannifin Corp.	4.000%	6/14/49	950	748
	Precision Castparts Corp.	3.900%	1/15/43	375	305
	Precision Castparts Corp.	4.375%	6/15/45	275	234
	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,081
[4]	Regal Rexnord Corp.	6.300%	2/15/30	820	859
	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,120
	Republic Services Inc.	2.900%	7/1/26	2,322	2,290
	Republic Services Inc.	4.875%	4/1/29	500	511
	Republic Services Inc.	5.000%	11/15/29	500	514
	Republic Services Inc.	2.300%	3/1/30	725	664
	Republic Services Inc.	4.750%	7/15/30	126	128
	Republic Services Inc.	1.450%	2/15/31	500	427
	Republic Services Inc.	1.750%	2/15/32	625	526
	Republic Services Inc.	2.375%	3/15/33	1,000	854
	Republic Services Inc.	5.000%	4/1/34	500	507
	Republic Services Inc.	5.150%	3/15/35	1,243	1,267
	Republic Services Inc.	6.200%	3/1/40	125	136
	Republic Services Inc.	5.700%	5/15/41	300	311
	Republic Services Inc.	3.050%	3/1/50	650	438
	Rockwell Automation Inc.	3.500%	3/1/29	350	341
	Rockwell Automation Inc.	1.750%	8/15/31	500	430
	Rockwell Automation Inc.	4.200%	3/1/49	575	474
	Rockwell Automation Inc.	2.800%	8/15/61	500	290
	RTX Corp.	3.500%	3/15/27	2,885	2,851
	RTX Corp.	3.125%	5/4/27	975	956
	RTX Corp.	7.200%	8/15/27	75	80
	RTX Corp.	4.125%	11/16/28	3,445	3,432
	RTX Corp.	2.250%	7/1/30	500	452
	RTX Corp.	6.000%	3/15/31	870	935
	RTX Corp.	1.900%	9/1/31	925	792
	RTX Corp.	2.375%	3/15/32	200	174
	RTX Corp.	5.150%	2/27/33	850	868
	RTX Corp.	6.100%	3/15/34	919	993
	RTX Corp.	5.400%	5/1/35	500	514
	RTX Corp.	6.050%	6/1/36	585	632

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	6.125%	7/15/38	463	499
	RTX Corp.	4.450%	11/16/38	810	747
	RTX Corp.	5.700%	4/15/40	480	499
	RTX Corp.	4.875%	10/15/40	225	211
	RTX Corp.	4.500%	6/1/42	2,857	2,530
	RTX Corp.	4.800%	12/15/43	285	257
	RTX Corp.	4.150%	5/15/45	694	569
	RTX Corp.	3.750%	11/1/46	900	687
	RTX Corp.	4.350%	4/15/47	780	651
	RTX Corp.	4.050%	5/4/47	511	407
	RTX Corp.	4.625%	11/16/48	1,500	1,292
	RTX Corp.	3.125%	7/1/50	863	571
	RTX Corp.	2.820%	9/1/51	925	570
	RTX Corp.	3.030%	3/15/52	950	608
	RTX Corp.	5.375%	2/27/53	640	612
	RTX Corp.	6.400%	3/15/54	1,521	1,665
[4]	Ryder System Inc.	1.750%	9/1/26	500	485
[4]	Ryder System Inc.	2.900%	12/1/26	325	318
[4]	Ryder System Inc.	2.850%	3/1/27	200	195
[4]	Ryder System Inc.	5.300%	3/15/27	600	609
[4]	Ryder System Inc.	5.650%	3/1/28	500	517
[4]	Ryder System Inc.	5.250%	6/1/28	500	513
	Ryder System Inc.	6.300%	12/1/28	500	530
[4]	Ryder System Inc.	5.375%	3/15/29	1,000	1,029
[4]	Ryder System Inc.	5.500%	6/1/29	500	517
[4]	Ryder System Inc.	4.950%	9/1/29	500	509
[4]	Ryder System Inc.	4.900%	12/1/29	300	304
	Ryder System Inc.	5.000%	3/15/30	302	306
[4]	Ryder System Inc.	4.850%	6/15/30	100	101
	Ryder System Inc.	6.600%	12/1/33	500	550
	Southwest Airlines Co.	3.000%	11/15/26	400	392
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,942
	Southwest Airlines Co.	3.450%	11/16/27	540	526
	Southwest Airlines Co.	2.625%	2/10/30	400	365
	Teledyne Technologies Inc.	2.250%	4/1/28	500	475
	Teledyne Technologies Inc.	2.750%	4/1/31	900	817
	Textron Inc.	3.650%	3/15/27	2,044	2,018
	Textron Inc.	3.375%	3/1/28	325	317
	Textron Inc.	6.100%	11/15/33	500	533
	Textron Inc.	5.500%	5/15/35	455	462
	Timken Co.	4.500%	12/15/28	400	401
	Trane Technologies Financing Ltd.	5.250%	3/3/33	600	619
	Trane Technologies Financing Ltd.	5.100%	6/13/34	500	507
	Trane Technologies Financing Ltd.	4.650%	11/1/44	150	132
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,186
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	415	424
	Trimble Inc.	4.900%	6/15/28	400	406
	Triton Container International Ltd.	3.250%	3/15/32	500	434
	Tyco Electronics Group SA	3.125%	8/15/27	450	441
	Tyco Electronics Group SA	2.500%	2/4/32	500	441
	Tyco Electronics Group SA	7.125%	10/1/37	550	632
	Union Pacific Corp.	2.150%	2/5/27	707	686
	Union Pacific Corp.	3.000%	4/15/27	240	236
	Union Pacific Corp.	2.400%	2/5/30	825	761
	Union Pacific Corp.	2.375%	5/20/31	500	450
	Union Pacific Corp.	2.800%	2/14/32	500	451
	Union Pacific Corp.	3.375%	2/1/35	900	802
	Union Pacific Corp.	5.100%	2/20/35	489	497
	Union Pacific Corp.	3.600%	9/15/37	428	372
	Union Pacific Corp.	4.050%	3/1/46	500	405
	Union Pacific Corp.	3.350%	8/15/46	550	396
	Union Pacific Corp.	3.250%	2/5/50	850	587
	Union Pacific Corp.	3.799%	10/1/51	682	514
	Union Pacific Corp.	2.950%	3/10/52	500	318
	Union Pacific Corp.	4.950%	9/9/52	521	478
	Union Pacific Corp.	5.600%	12/1/54	240	239
	Union Pacific Corp.	3.950%	8/15/59	425	314
	Union Pacific Corp.	3.839%	3/20/60	1,106	796
	Union Pacific Corp.	3.550%	5/20/61	545	364
	Union Pacific Corp.	2.973%	9/16/62	875	509

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	4.100%	9/15/67	350	258
	Union Pacific Corp.	3.750%	2/5/70	1,000	677
	Union Pacific Corp.	3.799%	4/6/71	1,150	787
	Union Pacific Corp.	3.850%	2/14/72	500	345
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	1,016	1,036
[4]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	1,027	1,048
[4]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	585	582
[4]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	332	318
[4]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	624	589
[4]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	329	315
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	360	321
[4]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	838	845
	United Parcel Service Inc.	2.400%	11/15/26	609	595
	United Parcel Service Inc.	2.500%	9/1/29	400	374
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,011
	United Parcel Service Inc.	4.650%	10/15/30	275	279
	United Parcel Service Inc.	4.875%	3/3/33	650	661
	United Parcel Service Inc.	5.150%	5/22/34	750	769
	United Parcel Service Inc.	5.250%	5/14/35	250	255
	United Parcel Service Inc.	6.200%	1/15/38	505	551
	United Parcel Service Inc.	5.200%	4/1/40	465	456
	United Parcel Service Inc.	4.875%	11/15/40	350	331
	United Parcel Service Inc.	3.625%	10/1/42	300	234
	United Parcel Service Inc.	3.400%	11/15/46	390	281
	United Parcel Service Inc.	4.250%	3/15/49	666	541
	United Parcel Service Inc.	3.400%	9/1/49	200	140
	United Parcel Service Inc.	5.300%	4/1/50	2,795	2,647
	United Parcel Service Inc.	5.050%	3/3/53	650	591
	United Parcel Service Inc.	5.950%	5/14/55	400	411
	United Parcel Service Inc.	5.600%	5/22/64	500	482
	United Parcel Service Inc.	6.050%	5/14/65	350	358
	Valmont Industries Inc.	5.000%	10/1/44	475	423
	Valmont Industries Inc.	5.250%	10/1/54	300	271
	Veralto Corp.	5.500%	9/18/26	625	632
	Veralto Corp.	5.350%	9/18/28	600	618
	Veralto Corp.	5.450%	9/18/33	600	619
	Vontier Corp.	2.400%	4/1/28	500	471
	Vontier Corp.	2.950%	4/1/31	500	447
	Waste Connections Inc.	4.250%	12/1/28	391	392
	Waste Connections Inc.	3.500%	5/1/29	950	929
	Waste Connections Inc.	2.600%	2/1/30	500	465
	Waste Connections Inc.	2.200%	1/15/32	700	604
	Waste Connections Inc.	4.200%	1/15/33	639	618
	Waste Connections Inc.	5.000%	3/1/34	470	475
	Waste Connections Inc.	5.250%	9/1/35	375	383
	Waste Connections Inc.	3.050%	4/1/50	300	197
	Waste Connections Inc.	2.950%	1/15/52	700	445
	Waste Management Inc.	4.950%	7/3/27	375	381
	Waste Management Inc.	3.150%	11/15/27	1,600	1,567
	Waste Management Inc.	1.150%	3/15/28	500	464
	Waste Management Inc.	4.500%	3/15/28	850	859
	Waste Management Inc.	4.650%	3/15/30	1,000	1,014
	Waste Management Inc.	1.500%	3/15/31	1,400	1,198
	Waste Management Inc.	4.950%	7/3/31	325	334
	Waste Management Inc.	4.800%	3/15/32	1,000	1,016
	Waste Management Inc.	4.150%	4/15/32	2,585	2,531
	Waste Management Inc.	4.625%	2/15/33	250	250
	Waste Management Inc.	4.875%	2/15/34	725	735
	Waste Management Inc.	4.950%	3/15/35	1,700	1,707
	Waste Management Inc.	2.950%	6/1/41	500	370
	Waste Management Inc.	4.150%	7/15/49	325	265
	Waste Management Inc.	2.500%	11/15/50	500	298
	Waste Management Inc.	5.350%	10/15/54	400	386
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	716
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	750	754
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	200	203
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	470	486
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/35	225	228
	WW Grainger Inc.	4.600%	6/15/45	905	799
	WW Grainger Inc.	3.750%	5/15/46	325	252

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WW Grainger Inc.	4.200%	5/15/47	350	287
	Xylem Inc.	3.250%	11/1/26	300	296
	Xylem Inc.	1.950%	1/30/28	250	236
	Xylem Inc.	2.250%	1/30/31	400	355
	Xylem Inc.	4.375%	11/1/46	475	389
					399,120
Materials (0.3%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	144
	Air Products and Chemicals Inc.	4.600%	2/8/29	450	457
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	632
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	403
	Air Products and Chemicals Inc.	4.850%	2/8/34	1,240	1,243
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	437
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	632
	Albemarle Corp.	4.650%	6/1/27	500	498
	Albemarle Corp.	5.050%	6/1/32	500	481
	Albemarle Corp.	5.450%	12/1/44	325	272
	Albemarle Corp.	5.650%	6/1/52	365	306
	Amcor Finance USA Inc.	4.500%	5/15/28	500	501
	Amcor Finance USA Inc.	5.625%	5/26/33	582	603
[9]	Amcor Flexibles North America Inc.	4.800%	3/17/28	312	314
[9]	Amcor Flexibles North America Inc.	5.100%	3/17/30	417	424
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	455
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	448
[9]	Amcor Flexibles North America Inc.	5.500%	3/17/35	2,022	2,052
	Amcor Group Finance plc	5.450%	5/23/29	500	514
[9]	Amrize Finance US LLC	4.600%	4/7/27	131	132
[9]	Amrize Finance US LLC	4.700%	4/7/28	131	132
[9]	Amrize Finance US LLC	4.950%	4/7/30	185	187
[9]	Amrize Finance US LLC	5.400%	4/7/35	1,243	1,261
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	718
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	656
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,079
	ArcelorMittal SA	4.250%	7/16/29	400	395
	ArcelorMittal SA	6.800%	11/29/32	700	769
	ArcelorMittal SA	6.000%	6/17/34	585	614
	ArcelorMittal SA	7.000%	10/15/39	809	896
	ArcelorMittal SA	6.750%	3/1/41	180	190
	ArcelorMittal SA	6.350%	6/17/54	600	608
	Barrick Mining Corp.	6.450%	10/15/35	375	412
	Barrick North America Finance LLC	5.700%	5/30/41	770	774
	Barrick North America Finance LLC	5.750%	5/1/43	850	858
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	700
	Berry Global Inc.	1.650%	1/15/27	1,000	959
	Berry Global Inc.	5.500%	4/15/28	500	513
	Berry Global Inc.	5.800%	6/15/31	675	710
	Berry Global Inc.	5.650%	1/15/34	3,055	3,159
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	600	607
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	863
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	500	513
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	432	443
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	700	726
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	278	285
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	550	552
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	1,200	1,228
	BHP Billiton Finance USA Ltd.	5.300%	2/21/35	487	497
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,050	901
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	450	445
	Cabot Corp.	4.000%	7/1/29	240	234
	Carlisle Cos. Inc.	3.750%	12/1/27	650	641
	Carlisle Cos. Inc.	2.750%	3/1/30	675	624
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	294
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	350	305
	CF Industries Inc.	5.150%	3/15/34	700	697
	CF Industries Inc.	4.950%	6/1/43	505	449
	CF Industries Inc.	5.375%	3/15/44	700	650
	CRH America Finance Inc.	5.400%	5/21/34	625	641
	CRH America Finance Inc.	5.500%	1/9/35	1,050	1,077
	CRH America Finance Inc.	5.875%	1/9/55	300	306

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CRH SMW Finance DAC	5.200%	5/21/29	625	641
CRH SMW Finance DAC	5.125%	1/9/30	1,665	1,706
Dow Chemical Co.	7.375%	11/1/29	25	28
Dow Chemical Co.	2.100%	11/15/30	530	467
Dow Chemical Co.	6.300%	3/15/33	400	430
Dow Chemical Co.	5.150%	2/15/34	400	400
Dow Chemical Co.	4.250%	10/1/34	386	354
Dow Chemical Co.	5.350%	3/15/35	309	307
Dow Chemical Co.	9.400%	5/15/39	556	728
Dow Chemical Co.	5.250%	11/15/41	375	343
Dow Chemical Co.	4.375%	11/15/42	1,300	1,058
Dow Chemical Co.	4.625%	10/1/44	400	329
Dow Chemical Co.	5.550%	11/30/48	1,075	986
Dow Chemical Co.	4.800%	5/15/49	725	592
Dow Chemical Co.	3.600%	11/15/50	1,000	677
Dow Chemical Co.	6.900%	5/15/53	700	753
Dow Chemical Co.	5.600%	2/15/54	400	364
Dow Chemical Co.	5.950%	3/15/55	344	328
DuPont de Nemours Inc.	5.319%	11/15/38	983	1,018
DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,613
Eagle Materials Inc.	2.500%	7/1/31	500	444
Eastman Chemical Co.	4.500%	12/1/28	125	125
Eastman Chemical Co.	5.000%	8/1/29	341	346
Eastman Chemical Co.	5.750%	3/8/33	3,465	3,607
Eastman Chemical Co.	5.625%	2/20/34	300	306
Eastman Chemical Co.	4.800%	9/1/42	690	606
Eastman Chemical Co.	4.650%	10/15/44	850	718
Ecolab Inc.	2.700%	11/1/26	600	589
Ecolab Inc.	1.650%	2/1/27	200	193
Ecolab Inc.	3.250%	12/1/27	1,400	1,374
Ecolab Inc.	5.250%	1/15/28	300	309
Ecolab Inc.	4.300%	6/15/28	200	201
Ecolab Inc.	4.800%	3/24/30	700	717
Ecolab Inc.	1.300%	1/30/31	500	425
Ecolab Inc.	2.125%	2/1/32	300	259
Ecolab Inc.	2.700%	12/15/51	710	435
EIDP Inc.	2.300%	7/15/30	400	364
EIDP Inc.	5.125%	5/15/32	225	229
EIDP Inc.	4.800%	5/15/33	500	497
FMC Corp.	3.200%	10/1/26	300	294
FMC Corp.	3.450%	10/1/29	400	373
FMC Corp.	5.650%	5/18/33	500	494
FMC Corp.	4.500%	10/1/49	400	296
Freeport-McMoRan Inc.	5.000%	9/1/27	500	500
Freeport-McMoRan Inc.	4.125%	3/1/28	645	637
Freeport-McMoRan Inc.	4.375%	8/1/28	600	597
Freeport-McMoRan Inc.	5.250%	9/1/29	500	508
Freeport-McMoRan Inc.	4.250%	3/1/30	500	490
Freeport-McMoRan Inc.	4.625%	8/1/30	700	695
Freeport-McMoRan Inc.	5.400%	11/14/34	600	610
Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,373
Georgia-Pacific LLC	8.875%	5/15/31	700	855
Gerdau Trade Inc.	5.750%	6/9/35	500	500
Huntsman International LLC	4.500%	5/1/29	725	687
Huntsman International LLC	2.950%	6/15/31	300	252
Huntsman International LLC	5.700%	10/15/34	295	274
International Flavors & Fragrances Inc.	4.450%	9/26/28	415	414
International Flavors & Fragrances Inc.	5.000%	9/26/48	412	355
International Paper Co.	5.000%	9/15/35	150	148
International Paper Co.	6.000%	11/15/41	1,100	1,116
International Paper Co.	4.800%	6/15/44	850	741
International Paper Co.	4.400%	8/15/47	560	451
International Paper Co.	4.350%	8/15/48	800	640
Kinross Gold Corp.	4.500%	7/15/27	100	100
Kinross Gold Corp.	6.250%	7/15/33	500	538
Linde Inc.	1.100%	8/10/30	500	430
Linde Inc.	3.550%	11/7/42	300	237
Linde Inc.	2.000%	8/10/50	700	367
LYB International Finance BV	5.250%	7/15/43	700	624
LYB International Finance BV	4.875%	3/15/44	840	710

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance III LLC	2.250%	10/1/30	400	354
	LYB International Finance III LLC	5.625%	5/15/33	156	160
	LYB International Finance III LLC	5.500%	3/1/34	625	624
	LYB International Finance III LLC	6.150%	5/15/35	150	156
	LYB International Finance III LLC	3.375%	10/1/40	600	444
	LYB International Finance III LLC	4.200%	10/15/49	870	645
	LYB International Finance III LLC	4.200%	5/1/50	850	629
	LYB International Finance III LLC	3.800%	10/1/60	400	259
	LyondellBasell Industries NV	4.625%	2/26/55	910	715
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	492
[4]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	345
	Martin Marietta Materials Inc.	2.400%	7/15/31	856	755
	Martin Marietta Materials Inc.	5.150%	12/1/34	300	301
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	487
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	491
	Martin Marietta Materials Inc.	5.500%	12/1/54	750	723
	Mosaic Co.	4.050%	11/15/27	600	596
	Mosaic Co.	5.375%	11/15/28	300	308
	Mosaic Co.	5.450%	11/15/33	400	409
	Mosaic Co.	4.875%	11/15/41	400	356
	Mosaic Co.	5.625%	11/15/43	425	407
	NewMarket Corp.	2.700%	3/18/31	500	447
	Newmont Corp.	2.800%	10/1/29	550	520
	Newmont Corp.	2.250%	10/1/30	2,900	2,618
	Newmont Corp.	2.600%	7/15/32	800	710
	Newmont Corp.	5.350%	3/15/34	3,050	3,131
[4]	Newmont Corp.	5.875%	4/1/35	725	774
	Newmont Corp.	6.250%	10/1/39	1,800	1,945
	Newmont Corp.	4.875%	3/15/42	1,025	954
	Newmont Corp.	5.450%	6/9/44	500	487
	Newmont Corp.	4.200%	5/13/50	400	323
	Nucor Corp.	4.300%	5/23/27	250	251
	Nucor Corp.	2.700%	6/1/30	300	277
	Nucor Corp.	4.650%	6/1/30	378	381
	Nucor Corp.	3.125%	4/1/32	500	455
	Nucor Corp.	5.100%	6/1/35	262	263
	Nucor Corp.	6.400%	12/1/37	400	441
	Nucor Corp.	3.850%	4/1/52	200	152
	Nucor Corp.	2.979%	12/15/55	1,230	754
	Nutrien Ltd.	4.000%	12/15/26	500	497
	Nutrien Ltd.	5.200%	6/21/27	400	406
	Nutrien Ltd.	4.900%	3/27/28	300	304
	Nutrien Ltd.	2.950%	5/13/30	3,225	3,002
	Nutrien Ltd.	5.250%	3/12/32	471	480
	Nutrien Ltd.	5.400%	6/21/34	500	508
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,140
	Nutrien Ltd.	5.875%	12/1/36	300	311
	Nutrien Ltd.	5.625%	12/1/40	385	381
	Nutrien Ltd.	4.900%	6/1/43	425	380
	Nutrien Ltd.	5.250%	1/15/45	286	264
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,065
	Nutrien Ltd.	5.800%	3/27/53	1,519	1,507
	Packaging Corp. of America	3.400%	12/15/27	400	392
	Packaging Corp. of America	3.000%	12/15/29	950	897
	Packaging Corp. of America	4.050%	12/15/49	600	459
	Packaging Corp. of America	3.050%	10/1/51	100	63
	PPG Industries Inc.	2.550%	6/15/30	600	547
	Reliance Inc.	2.150%	8/15/30	800	709
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	786
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	244
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,400	850
	Rio Tinto Finance USA plc	4.375%	3/12/27	101	102
	Rio Tinto Finance USA plc	4.500%	3/14/28	336	339
	Rio Tinto Finance USA plc	4.875%	3/14/30	604	616
	Rio Tinto Finance USA plc	5.000%	3/14/32	411	418
	Rio Tinto Finance USA plc	5.250%	3/14/35	411	418
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	997
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	523
	Rio Tinto Finance USA plc	5.125%	3/9/53	1,510	1,389
	Rio Tinto Finance USA plc	5.750%	3/14/55	355	356

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA plc	5.875%	3/14/65	237	238
	RPM International Inc.	3.750%	3/15/27	150	148
	RPM International Inc.	4.550%	3/1/29	275	275
	RPM International Inc.	2.950%	1/15/32	250	220
	RPM International Inc.	5.250%	6/1/45	75	69
	RPM International Inc.	4.250%	1/15/48	450	371
	Sherwin-Williams Co.	3.450%	6/1/27	300	296
[4]	Sherwin-Williams Co.	4.550%	3/1/28	500	504
	Sherwin-Williams Co.	2.950%	8/15/29	700	661
	Sherwin-Williams Co.	2.300%	5/15/30	500	453
	Sherwin-Williams Co.	4.800%	9/1/31	200	202
	Sherwin-Williams Co.	2.200%	3/15/32	500	430
	Sherwin-Williams Co.	4.000%	12/15/42	220	176
	Sherwin-Williams Co.	4.550%	8/1/45	270	229
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	921
	Sherwin-Williams Co.	3.800%	8/15/49	504	372
	Sherwin-Williams Co.	3.300%	5/15/50	400	269
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	550	564
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	840	855
	Smurfit Kappa Treasury ULC	5.777%	4/3/54	1,155	1,141
	Smurfit Westrock Financing DAC	5.418%	1/15/35	350	354
	Sonoco Products Co.	4.600%	9/1/29	1,525	1,521
	Sonoco Products Co.	3.125%	5/1/30	1,425	1,328
	Sonoco Products Co.	5.000%	9/1/34	400	389
	Southern Copper Corp.	7.500%	7/27/35	850	977
	Southern Copper Corp.	6.750%	4/16/40	750	819
	Southern Copper Corp.	5.250%	11/8/42	938	873
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,265
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,225
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,212
	Steel Dynamics Inc.	5.375%	8/15/34	455	462
	Steel Dynamics Inc.	5.250%	5/15/35	217	217
	Steel Dynamics Inc.	5.750%	5/15/55	288	279
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,081
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,198
	Suzano Austria GmbH	3.750%	1/15/31	1,020	954
[4]	Suzano Austria GmbH	3.125%	1/15/32	850	749
	Suzano International Finance BV	5.500%	1/17/27	1,173	1,186
	Vale Overseas Ltd.	6.125%	6/12/33	700	734
	Vale Overseas Ltd.	8.250%	1/17/34	375	449
	Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,606
	Vale Overseas Ltd.	6.875%	11/10/39	1,110	1,204
	Vale Overseas Ltd.	6.400%	6/28/54	1,350	1,329
	Vale SA	5.625%	9/11/42	238	231
	Vulcan Materials Co.	4.950%	12/1/29	350	357
	Vulcan Materials Co.	3.500%	6/1/30	575	550
	Vulcan Materials Co.	5.350%	12/1/34	650	661
	Vulcan Materials Co.	4.500%	6/15/47	1,050	885
	Vulcan Materials Co.	5.700%	12/1/54	625	621
	Westlake Corp.	3.375%	6/15/30	400	378
	Westlake Corp.	2.875%	8/15/41	350	237
	Westlake Corp.	5.000%	8/15/46	575	497
	Westlake Corp.	4.375%	11/15/47	435	339
	Westlake Corp.	3.125%	8/15/51	500	308
	Westlake Corp.	3.375%	8/15/61	400	238
	WestRock MWV LLC	8.200%	1/15/30	475	544
	WestRock MWV LLC	7.950%	2/15/31	275	318
	WRKCo Inc.	4.000%	3/15/28	800	792
	WRKCo Inc.	3.900%	6/1/28	607	599
	WRKCo Inc.	4.900%	3/15/29	825	836
	WRKCo Inc.	4.200%	6/1/32	700	673
	Yamana Gold Inc.	2.630%	8/15/31	180	159
					164,605
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	469
	Agree LP	4.800%	10/1/32	500	495
	Agree LP	2.600%	6/15/33	500	416
	Agree LP	5.600%	6/15/35	875	891
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	346

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	200
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,413
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	500
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	391
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	555
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	603
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	479
	Alexandria Real Estate Equities Inc.	5.500%	10/1/35	750	758
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	168
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	417
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	303
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	865	582
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	200	175
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	500	468
	American Assets Trust LP	3.375%	2/1/31	500	448
	American Assets Trust LP	6.150%	10/1/34	400	400
	American Homes 4 Rent LP	4.900%	2/15/29	725	733
	American Homes 4 Rent LP	2.375%	7/15/31	675	588
	American Homes 4 Rent LP	3.625%	4/15/32	500	461
	American Homes 4 Rent LP	5.500%	2/1/34	490	498
	American Homes 4 Rent LP	5.500%	7/15/34	425	430
	American Homes 4 Rent LP	5.250%	3/15/35	425	422
	American Homes 4 Rent LP	3.375%	7/15/51	500	330
	American Tower Corp.	1.450%	9/15/26	550	531
	American Tower Corp.	3.375%	10/15/26	1,069	1,056
	American Tower Corp.	2.750%	1/15/27	2,709	2,644
	American Tower Corp.	3.125%	1/15/27	975	956
	American Tower Corp.	3.650%	3/15/27	600	593
	American Tower Corp.	3.550%	7/15/27	1,100	1,084
	American Tower Corp.	3.600%	1/15/28	500	491
	American Tower Corp.	1.500%	1/31/28	1,000	931
	American Tower Corp.	5.800%	11/15/28	600	626
	American Tower Corp.	5.200%	2/15/29	500	512
	American Tower Corp.	3.800%	8/15/29	1,475	1,434
	American Tower Corp.	2.900%	1/15/30	1,490	1,388
	American Tower Corp.	5.000%	1/31/30	300	306
	American Tower Corp.	4.900%	3/15/30	336	341
	American Tower Corp.	2.100%	6/15/30	560	498
	American Tower Corp.	1.875%	10/15/30	1,000	870
	American Tower Corp.	2.700%	4/15/31	500	448
	American Tower Corp.	2.300%	9/15/31	550	477
	American Tower Corp.	4.050%	3/15/32	600	573
	American Tower Corp.	5.550%	7/15/33	475	490
	American Tower Corp.	5.450%	2/15/34	195	200
	American Tower Corp.	5.400%	1/31/35	1,054	1,076
	American Tower Corp.	3.700%	10/15/49	500	365
	American Tower Corp.	3.100%	6/15/50	1,060	695
	American Tower Corp.	2.950%	1/15/51	1,500	948
	Americold Realty Operating Partnership LP	5.600%	5/15/32	320	321
	Americold Realty Operating Partnership LP	5.409%	9/12/34	315	308
[4]	AvalonBay Communities Inc.	2.900%	10/15/26	50	49
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	350	342
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	500	457
[4]	AvalonBay Communities Inc.	2.450%	1/15/31	855	769
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,292
	AvalonBay Communities Inc.	5.300%	12/7/33	500	515
	AvalonBay Communities Inc.	5.350%	6/1/34	300	309
[7]	AvalonBay Communities Inc.	5.000%	8/1/35	500	497
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	280	221
	Boston Properties LP	2.750%	10/1/26	475	464
	Boston Properties LP	6.750%	12/1/27	2,025	2,126
	Boston Properties LP	2.900%	3/15/30	1,000	918
	Boston Properties LP	3.250%	1/30/31	600	550
	Boston Properties LP	2.550%	4/1/32	500	422
	Boston Properties LP	2.450%	10/1/33	1,030	824
	Boston Properties LP	6.500%	1/15/34	248	266
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	297
	Brixmor Operating Partnership LP	2.250%	4/1/28	300	284
	Brixmor Operating Partnership LP	4.125%	5/15/29	588	578
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,359

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brixmor Operating Partnership LP	5.200%	4/1/32	240	242
Brixmor Operating Partnership LP	5.500%	2/15/34	425	429
Brixmor Operating Partnership LP	5.750%	2/15/35	335	344
Camden Property Trust	4.100%	10/15/28	250	249
Camden Property Trust	3.150%	7/1/29	600	573
Camden Property Trust	3.350%	11/1/49	800	568
CBRE Services Inc.	5.500%	4/1/29	400	413
CBRE Services Inc.	4.800%	6/15/30	275	276
CBRE Services Inc.	2.500%	4/1/31	500	442
CBRE Services Inc.	5.950%	8/15/34	600	632
CBRE Services Inc.	5.500%	6/15/35	500	503
COPT Defense Properties LP	2.000%	1/15/29	300	273
COPT Defense Properties LP	2.900%	12/1/33	1,975	1,630
Cousins Properties LP	5.375%	2/15/32	216	218
Cousins Properties LP	5.875%	10/1/34	420	432
Crown Castle Inc.	1.050%	7/15/26	500	482
Crown Castle Inc.	2.900%	3/15/27	700	681
Crown Castle Inc.	3.650%	9/1/27	1,190	1,170
Crown Castle Inc.	5.000%	1/11/28	235	237
Crown Castle Inc.	3.800%	2/15/28	525	516
Crown Castle Inc.	4.800%	9/1/28	600	604
Crown Castle Inc.	4.900%	9/1/29	300	303
Crown Castle Inc.	2.250%	1/15/31	1,808	1,573
Crown Castle Inc.	2.100%	4/1/31	500	429
Crown Castle Inc.	2.500%	7/15/31	2,600	2,269
Crown Castle Inc.	5.800%	3/1/34	400	414
Crown Castle Inc.	5.200%	9/1/34	1,625	1,609
Crown Castle Inc.	5.200%	2/15/49	430	384
Crown Castle Inc.	4.150%	7/1/50	700	534
Crown Castle Inc.	3.250%	1/15/51	172	112
CubeSmart LP	3.125%	9/1/26	425	418
CubeSmart LP	2.250%	12/15/28	500	466
CubeSmart LP	4.375%	2/15/29	250	248
CubeSmart LP	3.000%	2/15/30	500	466
CubeSmart LP	2.000%	2/15/31	300	260
CubeSmart LP	2.500%	2/15/32	500	430
Digital Realty Trust LP	5.550%	1/15/28	500	513
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,352
Digital Realty Trust LP	3.600%	7/1/29	700	679
DOC DR LLC	4.300%	3/15/27	744	743
DOC DR LLC	3.950%	1/15/28	300	297
DOC DR LLC	2.625%	11/1/31	437	385
EPR Properties	4.500%	6/1/27	564	561
EPR Properties	3.750%	8/15/29	686	654
EPR Properties	3.600%	11/15/31	370	336
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	272	279
Equinix Inc.	2.900%	11/18/26	1,250	1,225
Equinix Inc.	1.800%	7/15/27	1,150	1,096
Equinix Inc.	1.550%	3/15/28	116	108
Equinix Inc.	2.000%	5/15/28	250	234
Equinix Inc.	3.200%	11/18/29	2,000	1,898
Equinix Inc.	2.150%	7/15/30	825	734
Equinix Inc.	3.900%	4/15/32	300	284
Equinix Inc.	3.000%	7/15/50	400	250
Equinix Inc.	2.950%	9/15/51	400	245
Equinix Inc.	3.400%	2/15/52	725	485
ERP Operating LP	2.850%	11/1/26	1,300	1,277
ERP Operating LP	3.500%	3/1/28	500	492
ERP Operating LP	4.150%	12/1/28	300	300
ERP Operating LP	3.000%	7/1/29	500	476
ERP Operating LP	2.500%	2/15/30	300	277
ERP Operating LP	1.850%	8/1/31	600	518
ERP Operating LP	4.950%	6/15/32	240	243
ERP Operating LP	4.650%	9/15/34	600	582
ERP Operating LP	4.500%	7/1/44	600	521
ERP Operating LP	4.500%	6/1/45	350	299
ERP Operating LP	4.000%	8/1/47	105	82
Essex Portfolio LP	4.000%	3/1/29	280	276
Essex Portfolio LP	3.000%	1/15/30	405	379
Essex Portfolio LP	1.650%	1/15/31	877	744

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	2.650%	3/15/32	455	397
	Essex Portfolio LP	5.500%	4/1/34	250	256
	Essex Portfolio LP	5.375%	4/1/35	800	812
	Essex Portfolio LP	4.500%	3/15/48	1,000	842
	Extra Space Storage LP	3.500%	7/1/26	475	470
	Extra Space Storage LP	3.875%	12/15/27	100	99
	Extra Space Storage LP	5.700%	4/1/28	460	475
	Extra Space Storage LP	3.900%	4/1/29	500	490
	Extra Space Storage LP	4.000%	6/15/29	125	123
	Extra Space Storage LP	5.500%	7/1/30	675	700
	Extra Space Storage LP	2.200%	10/15/30	510	450
	Extra Space Storage LP	5.900%	1/15/31	300	317
	Extra Space Storage LP	2.550%	6/1/31	500	442
	Extra Space Storage LP	2.400%	10/15/31	950	826
	Extra Space Storage LP	2.350%	3/15/32	700	594
	Extra Space Storage LP	5.400%	2/1/34	485	492
	Extra Space Storage LP	5.400%	6/15/35	560	563
	Federal Realty OP LP	3.250%	7/15/27	225	220
	Federal Realty OP LP	5.375%	5/1/28	400	410
	Federal Realty OP LP	3.200%	6/15/29	161	153
	Federal Realty OP LP	4.500%	12/1/44	825	696
	GLP Capital LP	5.750%	6/1/28	100	103
	GLP Capital LP	5.300%	1/15/29	575	581
	GLP Capital LP	4.000%	1/15/31	800	755
	GLP Capital LP	3.250%	1/15/32	350	309
	GLP Capital LP	5.625%	9/15/34	625	623
	GLP Capital LP	6.250%	9/15/54	750	732
	Healthcare Realty Holdings LP	3.500%	8/1/26	877	866
	Healthcare Realty Holdings LP	3.750%	7/1/27	400	394
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	367
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	428
	Healthpeak OP LLC	3.250%	7/15/26	150	148
	Healthpeak OP LLC	3.500%	7/15/29	646	624
	Healthpeak OP LLC	3.000%	1/15/30	2,000	1,876
	Healthpeak OP LLC	2.875%	1/15/31	100	91
	Healthpeak OP LLC	5.250%	12/15/32	500	508
	Healthpeak OP LLC	5.375%	2/15/35	430	434
	Healthpeak OP LLC	6.750%	2/1/41	175	192
	Highwoods Realty LP	4.125%	3/15/28	850	833
	Highwoods Realty LP	3.050%	2/15/30	500	457
	Highwoods Realty LP	7.650%	2/1/34	550	622
[4]	Host Hotels & Resorts LP	3.375%	12/15/29	400	377
[4]	Host Hotels & Resorts LP	3.500%	9/15/30	913	849
[4]	Host Hotels & Resorts LP	2.900%	12/15/31	394	345
	Host Hotels & Resorts LP	5.700%	7/1/34	500	503
	Host Hotels & Resorts LP	5.500%	4/15/35	585	579
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	632
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	118	122
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	500	474
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	228	232
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	475	393
	Jones Lang LaSalle Inc.	6.875%	12/1/28	400	429
	Kilroy Realty LP	4.750%	12/15/28	350	347
	Kilroy Realty LP	2.500%	11/15/32	500	402
	Kilroy Realty LP	2.650%	11/15/33	1,165	915
	Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,268
	Kimco Realty OP LLC	2.700%	10/1/30	250	230
	Kimco Realty OP LLC	2.250%	12/1/31	500	433
	Kimco Realty OP LLC	3.200%	4/1/32	500	456
	Kimco Realty OP LLC	4.600%	2/1/33	575	566
	Kimco Realty OP LLC	6.400%	3/1/34	650	707
	Kimco Realty OP LLC	4.850%	3/1/35	340	333
	Kimco Realty OP LLC	4.250%	4/1/45	425	350
	Kimco Realty OP LLC	4.450%	9/1/47	250	208
	Kite Realty Group LP	4.000%	10/1/26	725	719
	Kite Realty Group LP	4.950%	12/15/31	350	351
	Kite Realty Group LP	5.200%	8/15/32	150	151
	Kite Realty Group LP	5.500%	3/1/34	494	503
[7]	Ladder Capital Finance Holdings LLLP	5.500%	8/1/30	250	252
	LXP Industrial Trust	6.750%	11/15/28	240	254

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LXP Industrial Trust	2.700%	9/15/30	500	447
	Mid-America Apartments LP	3.600%	6/1/27	1,431	1,416
	Mid-America Apartments LP	3.950%	3/15/29	400	395
	Mid-America Apartments LP	2.750%	3/15/30	295	275
	Mid-America Apartments LP	1.700%	2/15/31	900	773
	Mid-America Apartments LP	4.950%	3/1/35	250	248
	Mid-America Apartments LP	2.875%	9/15/51	500	315
	National Health Investors Inc.	3.000%	2/1/31	325	289
	NNN REIT Inc.	3.600%	12/15/26	449	444
	NNN REIT Inc.	3.500%	10/15/27	550	541
	NNN REIT Inc.	4.300%	10/15/28	300	299
	NNN REIT Inc.	2.500%	4/15/30	325	296
[7]	NNN REIT Inc.	4.600%	2/15/31	500	497
	NNN REIT Inc.	5.600%	10/15/33	400	413
	NNN REIT Inc.	5.500%	6/15/34	430	441
	NNN REIT Inc.	4.800%	10/15/48	250	216
	NNN REIT Inc.	3.100%	4/15/50	500	318
	NNN REIT Inc.	3.500%	4/15/51	500	344
	NNN REIT Inc.	3.000%	4/15/52	500	308
	Omega Healthcare Investors Inc.	4.750%	1/15/28	300	302
	Omega Healthcare Investors Inc.	3.625%	10/1/29	1,750	1,666
	Omega Healthcare Investors Inc.	5.200%	7/1/30	500	503
	Omega Healthcare Investors Inc.	3.375%	2/1/31	1,550	1,417
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	435
	Piedmont Operating Partnership LP	9.250%	7/20/28	320	356
	Piedmont Operating Partnership LP	6.875%	7/15/29	400	421
	Piedmont Operating Partnership LP	3.150%	8/15/30	250	224
	Piedmont Operating Partnership LP	2.750%	4/1/32	262	218
	Prologis LP	3.250%	10/1/26	583	576
	Prologis LP	2.125%	4/15/27	1,211	1,171
	Prologis LP	3.375%	12/15/27	250	246
	Prologis LP	4.875%	6/15/28	500	510
	Prologis LP	3.875%	9/15/28	300	297
	Prologis LP	4.000%	9/15/28	500	497
	Prologis LP	4.375%	2/1/29	50	50
	Prologis LP	2.875%	11/15/29	250	236
	Prologis LP	2.250%	4/15/30	400	364
	Prologis LP	1.750%	7/1/30	750	659
	Prologis LP	1.250%	10/15/30	1,214	1,038
	Prologis LP	1.625%	3/15/31	1,000	854
	Prologis LP	2.250%	1/15/32	400	347
	Prologis LP	4.750%	6/15/33	200	199
	Prologis LP	5.125%	1/15/34	380	385
	Prologis LP	5.000%	3/15/34	1,236	1,239
	Prologis LP	5.000%	1/31/35	575	574
	Prologis LP	5.250%	5/15/35	600	608
	Prologis LP	4.375%	9/15/48	300	249
	Prologis LP	3.050%	3/1/50	175	114
	Prologis LP	3.000%	4/15/50	510	331
	Prologis LP	2.125%	10/15/50	200	106
	Prologis LP	5.250%	6/15/53	1,025	962
	Prologis LP	5.250%	3/15/54	465	436
	Public Storage Operating Co.	1.500%	11/9/26	575	555
	Public Storage Operating Co.	3.094%	9/15/27	300	294
	Public Storage Operating Co.	1.850%	5/1/28	600	564
	Public Storage Operating Co.	5.125%	1/15/29	350	361
	Public Storage Operating Co.	3.385%	5/1/29	520	504
	Public Storage Operating Co.	4.375%	7/1/30	500	499
	Public Storage Operating Co.	2.300%	5/1/31	1,000	888
	Public Storage Operating Co.	2.250%	11/9/31	375	327
	Public Storage Operating Co.	5.100%	8/1/33	525	539
	Public Storage Operating Co.	5.000%	7/1/35	500	498
	Public Storage Operating Co.	5.350%	8/1/53	550	528
	Rayonier LP	2.750%	5/17/31	375	332
	Realty Income Corp.	4.125%	10/15/26	775	773
	Realty Income Corp.	3.000%	1/15/27	525	516
	Realty Income Corp.	3.200%	1/15/27	315	310
	Realty Income Corp.	3.950%	8/15/27	475	472
	Realty Income Corp.	3.650%	1/15/28	1,290	1,275
	Realty Income Corp.	2.100%	3/15/28	1,200	1,136

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	2.200%	6/15/28	500	472
	Realty Income Corp.	4.700%	12/15/28	450	456
	Realty Income Corp.	4.750%	2/15/29	750	759
	Realty Income Corp.	3.250%	6/15/29	575	552
	Realty Income Corp.	4.000%	7/15/29	245	242
	Realty Income Corp.	3.100%	12/15/29	500	474
	Realty Income Corp.	3.400%	1/15/30	520	498
	Realty Income Corp.	3.250%	1/15/31	831	778
	Realty Income Corp.	2.850%	12/15/32	500	438
	Realty Income Corp.	1.800%	3/15/33	500	403
	Realty Income Corp.	4.900%	7/15/33	300	299
	Realty Income Corp.	5.125%	2/15/34	630	637
	Realty Income Corp.	5.125%	4/15/35	150	150
	Realty Income Corp.	4.650%	3/15/47	820	713
	Realty Income Corp.	5.375%	9/1/54	200	192
	Regency Centers LP	3.600%	2/1/27	340	337
	Regency Centers LP	4.125%	3/15/28	250	249
	Regency Centers LP	2.950%	9/15/29	400	378
	Regency Centers LP	5.000%	7/15/32	650	657
	Regency Centers LP	5.250%	1/15/34	1,000	1,014
	Regency Centers LP	4.400%	2/1/47	400	335
	Rexford Industrial Realty LP	5.000%	6/15/28	300	303
	Rexford Industrial Realty LP	2.150%	9/1/31	650	557
	Sabra Health Care LP	5.125%	8/15/26	1,332	1,334
	Sabra Health Care LP	3.900%	10/15/29	300	286
	Sabra Health Care LP	3.200%	12/1/31	350	312
	Safehold GL Holdings LLC	2.850%	1/15/32	650	566
	Safehold GL Holdings LLC	6.100%	4/1/34	215	224
	Safehold GL Holdings LLC	5.650%	1/15/35	350	349
	Simon Property Group LP	3.250%	11/30/26	300	296
	Simon Property Group LP	1.375%	1/15/27	500	479
	Simon Property Group LP	3.375%	6/15/27	820	808
	Simon Property Group LP	3.375%	12/1/27	1,000	982
	Simon Property Group LP	1.750%	2/1/28	500	472
	Simon Property Group LP	2.450%	9/13/29	1,595	1,482
	Simon Property Group LP	2.650%	7/15/30	500	461
	Simon Property Group LP	2.200%	2/1/31	600	532
	Simon Property Group LP	2.250%	1/15/32	500	431
	Simon Property Group LP	2.650%	2/1/32	700	617
	Simon Property Group LP	4.750%	9/26/34	785	764
	Simon Property Group LP	6.750%	2/1/40	750	849
	Simon Property Group LP	4.750%	3/15/42	350	315
	Simon Property Group LP	4.250%	11/30/46	425	346
	Simon Property Group LP	3.250%	9/13/49	1,100	739
	Simon Property Group LP	3.800%	7/15/50	1,500	1,110
	Simon Property Group LP	6.650%	1/15/54	400	441
	Store Capital LLC	4.500%	3/15/28	225	223
	Store Capital LLC	4.625%	3/15/29	300	295
[9]	Store Capital LLC	5.400%	4/30/30	270	273
	Sun Communities Operating LP	2.300%	11/1/28	725	678
	Sun Communities Operating LP	2.700%	7/15/31	500	443
	Sun Communities Operating LP	4.200%	4/15/32	500	475
	Tanger Properties LP	3.125%	9/1/26	723	710
	Tanger Properties LP	3.875%	7/15/27	250	247
	Tanger Properties LP	2.750%	9/1/31	400	351
[4]	UDR Inc.	2.950%	9/1/26	600	590
[4]	UDR Inc.	3.500%	7/1/27	150	148
[4]	UDR Inc.	3.500%	1/15/28	50	49
[4]	UDR Inc.	3.200%	1/15/30	240	227
[4]	UDR Inc.	2.100%	8/1/32	575	476
[4]	UDR Inc.	1.900%	3/15/33	1,000	799
	UDR Inc.	5.125%	9/1/34	350	347
	UDR Inc.	3.100%	11/1/34	265	224
	Ventas Realty LP	3.850%	4/1/27	275	273
	Ventas Realty LP	3.000%	1/15/30	325	305
	Ventas Realty LP	5.100%	7/15/32	575	582
	Ventas Realty LP	5.625%	7/1/34	208	214
	Ventas Realty LP	5.000%	1/15/35	598	588
	Ventas Realty LP	5.700%	9/30/43	325	317
	Ventas Realty LP	4.875%	4/15/49	650	557

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
VICI Properties LP	4.750%	2/15/28	900	905
VICI Properties LP	4.950%	2/15/30	900	905
VICI Properties LP	5.125%	11/15/31	850	851
VICI Properties LP	5.125%	5/15/32	900	897
VICI Properties LP	5.750%	4/1/34	450	460
VICI Properties LP	5.625%	4/1/35	499	503
VICI Properties LP	5.625%	5/15/52	350	322
VICI Properties LP	6.125%	4/1/54	300	296
Welltower OP LLC	2.700%	2/15/27	662	647
Welltower OP LLC	4.125%	3/15/29	500	497
Welltower OP LLC	3.100%	1/15/30	1,250	1,184
Welltower OP LLC	4.500%	7/1/30	400	402
Welltower OP LLC	2.750%	1/15/31	500	457
Welltower OP LLC	2.800%	6/1/31	700	635
Welltower OP LLC	2.750%	1/15/32	525	469
Welltower OP LLC	3.850%	6/15/32	500	474
Welltower OP LLC	5.125%	7/1/35	475	477
Welltower OP LLC	6.500%	3/15/41	200	221
Welltower OP LLC	4.950%	9/1/48	400	367
Weyerhaeuser Co.	4.000%	11/15/29	750	737
Weyerhaeuser Co.	4.000%	4/15/30	800	780
Weyerhaeuser Co.	7.375%	3/15/32	219	247
Weyerhaeuser Co.	3.375%	3/9/33	438	392
Weyerhaeuser Co.	4.000%	3/9/52	500	375
WP Carey Inc.	4.250%	10/1/26	300	299
WP Carey Inc.	3.850%	7/15/29	200	195
WP Carey Inc.	2.250%	4/1/33	1,000	815
				205,967
Technology (0.9%)
Accenture Capital Inc.	3.900%	10/4/27	750	748
Accenture Capital Inc.	4.050%	10/4/29	675	671
Accenture Capital Inc.	4.250%	10/4/31	1,800	1,781
Accenture Capital Inc.	4.500%	10/4/34	1,275	1,240
Adobe Inc.	2.150%	2/1/27	500	486
Adobe Inc.	4.850%	4/4/27	500	507
Adobe Inc.	4.750%	1/17/28	400	407
Adobe Inc.	4.950%	1/17/30	550	568
Adobe Inc.	2.300%	2/1/30	1,060	977
Adobe Inc.	5.300%	1/17/35	500	523
Advanced Micro Devices Inc.	4.319%	3/24/28	310	312
Advanced Micro Devices Inc.	3.924%	6/1/32	300	289
Amdocs Ltd.	2.538%	6/15/30	600	543
Analog Devices Inc.	3.500%	12/5/26	500	496
Analog Devices Inc.	3.450%	6/15/27	250	248
Analog Devices Inc.	4.250%	6/15/28	700	703
Analog Devices Inc.	1.700%	10/1/28	800	742
Analog Devices Inc.	4.500%	6/15/30	600	605
Analog Devices Inc.	2.100%	10/1/31	900	786
Analog Devices Inc.	2.800%	10/1/41	1,050	764
Analog Devices Inc.	2.950%	10/1/51	950	617
Analog Devices Inc.	5.300%	4/1/54	800	771
Apple Inc.	2.450%	8/4/26	500	492
Apple Inc.	2.050%	9/11/26	3,000	2,931
Apple Inc.	3.200%	5/11/27	2,700	2,666
Apple Inc.	2.900%	9/12/27	2,331	2,282
Apple Inc.	3.000%	11/13/27	1,025	1,006
Apple Inc.	1.200%	2/8/28	2,200	2,054
Apple Inc.	4.000%	5/10/28	1,525	1,530
Apple Inc.	4.000%	5/12/28	825	827
Apple Inc.	1.400%	8/5/28	831	770
Apple Inc.	2.200%	9/11/29	1,475	1,369
Apple Inc.	4.150%	5/10/30	188	190
Apple Inc.	1.650%	5/11/30	2,000	1,781
Apple Inc.	4.200%	5/12/30	525	527
Apple Inc.	1.250%	8/20/30	1,000	868
Apple Inc.	1.650%	2/8/31	2,300	2,008
Apple Inc.	1.700%	8/5/31	900	782
Apple Inc.	4.500%	5/12/32	950	962
Apple Inc.	3.350%	8/8/32	2,000	1,887

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.750%	5/12/35	525	529
	Apple Inc.	4.500%	2/23/36	442	440
	Apple Inc.	2.375%	2/8/41	1,925	1,345
	Apple Inc.	3.850%	5/4/43	2,825	2,364
	Apple Inc.	4.450%	5/6/44	500	457
	Apple Inc.	3.450%	2/9/45	1,594	1,237
	Apple Inc.	4.375%	5/13/45	1,775	1,569
	Apple Inc.	4.650%	2/23/46	5,720	5,230
	Apple Inc.	3.850%	8/4/46	1,750	1,417
	Apple Inc.	3.750%	9/12/47	842	664
	Apple Inc.	3.750%	11/13/47	1,000	788
	Apple Inc.	2.950%	9/11/49	1,600	1,074
	Apple Inc.	2.650%	5/11/50	2,455	1,538
	Apple Inc.	2.400%	8/20/50	1,732	1,025
	Apple Inc.	2.650%	2/8/51	1,600	994
	Apple Inc.	2.700%	8/5/51	1,600	1,001
	Apple Inc.	3.950%	8/8/52	1,500	1,194
	Apple Inc.	2.800%	2/8/61	2,000	1,184
	Apple Inc.	2.850%	8/5/61	1,300	778
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,052
	Applied Materials Inc.	1.750%	6/1/30	350	311
	Applied Materials Inc.	5.100%	10/1/35	400	412
	Applied Materials Inc.	5.850%	6/15/41	250	264
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,049
	Applied Materials Inc.	2.750%	6/1/50	550	344
	Arrow Electronics Inc.	3.875%	1/12/28	400	392
	Arrow Electronics Inc.	2.950%	2/15/32	400	352
	Arrow Electronics Inc.	5.875%	4/10/34	500	516
	Atlassian Corp.	5.250%	5/15/29	500	513
	Atlassian Corp.	5.500%	5/15/34	500	513
	Autodesk Inc.	3.500%	6/15/27	375	370
	Autodesk Inc.	2.850%	1/15/30	360	337
	Autodesk Inc.	2.400%	12/15/31	900	790
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	941
	Automatic Data Processing Inc.	1.250%	9/1/30	740	641
	Automatic Data Processing Inc.	4.750%	5/8/32	710	720
	Avnet Inc.	6.250%	3/15/28	419	435
	Avnet Inc.	3.000%	5/15/31	200	179
	Block Financial LLC	2.500%	7/15/28	400	377
	Block Financial LLC	3.875%	8/15/30	600	571
	Booz Allen Hamilton Inc.	5.950%	8/4/33	550	564
	Broadcom Corp.	3.875%	1/15/27	3,150	3,130
	Broadcom Inc.	3.459%	9/15/26	588	583
	Broadcom Inc.	5.050%	7/12/27	853	866
[9]	Broadcom Inc.	1.950%	2/15/28	600	566
	Broadcom Inc.	4.150%	2/15/28	400	399
	Broadcom Inc.	4.800%	4/15/28	1,200	1,217
	Broadcom Inc.	4.110%	9/15/28	1,865	1,857
[9]	Broadcom Inc.	4.000%	4/15/29	500	493
	Broadcom Inc.	4.750%	4/15/29	2,950	2,988
	Broadcom Inc.	5.050%	7/12/29	2,119	2,170
	Broadcom Inc.	4.350%	2/15/30	650	648
	Broadcom Inc.	5.000%	4/15/30	2,150	2,197
	Broadcom Inc.	5.050%	4/15/30	2,000	2,048
[9]	Broadcom Inc.	2.450%	2/15/31	4,050	3,621
	Broadcom Inc.	5.150%	11/15/31	421	433
[4]	Broadcom Inc.	4.550%	2/15/32	500	495
[9]	Broadcom Inc.	4.150%	4/15/32	1,000	963
	Broadcom Inc.	5.200%	4/15/32	1,000	1,028
	Broadcom Inc.	4.300%	11/15/32	1,750	1,696
[9]	Broadcom Inc.	2.600%	2/15/33	1,500	1,283
[9]	Broadcom Inc.	3.419%	4/15/33	542	491
[9]	Broadcom Inc.	3.469%	4/15/34	4,252	3,793
[9]	Broadcom Inc.	3.137%	11/15/35	2,800	2,362
[9]	Broadcom Inc.	3.187%	11/15/36	2,800	2,321
[9]	Broadcom Inc.	4.926%	5/15/37	1,350	1,309
[9]	Broadcom Inc.	3.500%	2/15/41	1,229	972
[9]	Broadcom Inc.	3.750%	2/15/51	1,500	1,122
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	351
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	802

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cadence Design Systems Inc.	4.200%	9/10/27	350	351
	Cadence Design Systems Inc.	4.300%	9/10/29	1,150	1,151
	Cadence Design Systems Inc.	4.700%	9/10/34	1,900	1,877
	CDW LLC	4.250%	4/1/28	347	344
	CDW LLC	3.250%	2/15/29	487	462
	CDW LLC	5.100%	3/1/30	279	282
	CDW LLC	5.550%	8/22/34	279	280
	CGI Inc.	1.450%	9/14/26	705	681
[9]	CGI Inc.	4.950%	3/14/30	625	632
	CGI Inc.	2.300%	9/14/31	400	347
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,363
	Cintas Corp. No. 2	4.200%	5/1/28	750	752
	Cintas Corp. No. 2	4.000%	5/1/32	950	917
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,326
	Cisco Systems Inc.	4.800%	2/26/27	1,210	1,225
	Cisco Systems Inc.	4.550%	2/24/28	585	593
	Cisco Systems Inc.	4.850%	2/26/29	6,640	6,803
	Cisco Systems Inc.	4.750%	2/24/30	856	875
	Cisco Systems Inc.	4.950%	2/26/31	2,921	3,004
	Cisco Systems Inc.	4.950%	2/24/32	1,887	1,933
	Cisco Systems Inc.	5.050%	2/26/34	3,295	3,373
	Cisco Systems Inc.	5.100%	2/24/35	992	1,015
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,507
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,316
	Cisco Systems Inc.	5.300%	2/26/54	1,000	969
	Cisco Systems Inc.	5.500%	2/24/55	463	462
	Cisco Systems Inc.	5.350%	2/26/64	815	786
	Concentrix Corp.	6.600%	8/2/28	707	742
	Concentrix Corp.	6.850%	8/2/33	500	523
	Corning Inc.	4.700%	3/15/37	750	724
	Corning Inc.	5.750%	8/15/40	665	673
	Corning Inc.	4.750%	3/15/42	420	376
	Corning Inc.	5.850%	11/15/68	400	386
	Corning Inc.	5.450%	11/15/79	700	639
	Dell Inc.	7.100%	4/15/28	70	75
	Dell Inc.	6.500%	4/15/38	400	427
	Dell International LLC	4.900%	10/1/26	1,000	1,005
	Dell International LLC	6.100%	7/15/27	800	827
	Dell International LLC	5.250%	2/1/28	885	906
	Dell International LLC	4.750%	4/1/28	378	383
	Dell International LLC	5.300%	10/1/29	212	218
	Dell International LLC	4.350%	2/1/30	350	347
	Dell International LLC	5.000%	4/1/30	246	250
	Dell International LLC	6.200%	7/15/30	475	508
	Dell International LLC	5.300%	4/1/32	1,666	1,701
	Dell International LLC	5.750%	2/1/33	700	734
	Dell International LLC	4.850%	2/1/35	2,258	2,178
	Dell International LLC	5.500%	4/1/35	1,056	1,067
	Dell International LLC	8.100%	7/15/36	972	1,170
	Dell International LLC	3.375%	12/15/41	500	374
	Dell International LLC	8.350%	7/15/46	571	726
	Dell International LLC	3.450%	12/15/51	500	343
	DXC Technology Co.	1.800%	9/15/26	700	676
	DXC Technology Co.	2.375%	9/15/28	600	558
	Equifax Inc.	5.100%	6/1/28	1,500	1,529
	Equifax Inc.	4.800%	9/15/29	276	278
	Equifax Inc.	3.100%	5/15/30	445	416
	Equifax Inc.	2.350%	9/15/31	900	785
	Fidelity National Information Services Inc.	1.650%	3/1/28	1,900	1,773
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	243
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	615
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	515
	Fiserv Inc.	3.200%	7/1/26	2,100	2,076
	Fiserv Inc.	2.250%	6/1/27	1,550	1,493
	Fiserv Inc.	4.200%	10/1/28	800	796
	Fiserv Inc.	3.500%	7/1/29	3,697	3,560
	Fiserv Inc.	4.750%	3/15/30	1,000	1,008
	Fiserv Inc.	2.650%	6/1/30	1,900	1,741
	Fiserv Inc.	5.350%	3/15/31	350	363
	Fiserv Inc.	5.600%	3/2/33	250	259

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	5.625%	8/21/33	472	490
Fiserv Inc.	5.450%	3/15/34	849	868
Fiserv Inc.	5.150%	8/12/34	1,000	1,002
Fiserv Inc.	4.400%	7/1/49	1,650	1,351
Flex Ltd.	4.875%	6/15/29	664	668
Flex Ltd.	5.250%	1/15/32	575	581
Fortinet Inc.	2.200%	3/15/31	500	440
Genpact Luxembourg Sarl	6.000%	6/4/29	250	259
Global Payments Inc.	2.150%	1/15/27	700	677
Global Payments Inc.	4.950%	8/15/27	250	253
Global Payments Inc.	4.450%	6/1/28	300	300
Global Payments Inc.	3.200%	8/15/29	208	197
Global Payments Inc.	2.900%	5/15/30	700	644
Global Payments Inc.	2.900%	11/15/31	800	708
Global Payments Inc.	5.400%	8/15/32	650	663
Global Payments Inc.	4.150%	8/15/49	800	593
Global Payments Inc.	5.950%	8/15/52	530	510
Hewlett Packard Enterprise Co.	4.450%	9/25/26	750	751
Hewlett Packard Enterprise Co.	4.400%	9/25/27	335	335
Hewlett Packard Enterprise Co.	5.250%	7/1/28	1,000	1,025
Hewlett Packard Enterprise Co.	4.550%	10/15/29	1,515	1,508
Hewlett Packard Enterprise Co.	4.850%	10/15/31	750	747
Hewlett Packard Enterprise Co.	5.000%	10/15/34	3,075	2,984
Hewlett Packard Enterprise Co.	6.350%	10/15/45	771	791
Hewlett Packard Enterprise Co.	5.600%	10/15/54	1,619	1,494
HP Inc.	3.000%	6/17/27	900	879
HP Inc.	4.750%	1/15/28	675	683
HP Inc.	4.000%	4/15/29	400	391
HP Inc.	5.400%	4/25/30	1,025	1,053
HP Inc.	3.400%	6/17/30	800	752
HP Inc.	2.650%	6/17/31	900	795
HP Inc.	4.200%	4/15/32	791	756
HP Inc.	6.100%	4/25/35	1,290	1,335
HP Inc.	6.000%	9/15/41	510	514
Hubbell Inc.	3.150%	8/15/27	275	268
Hubbell Inc.	3.500%	2/15/28	400	392
IBM International Capital Pte. Ltd.	5.300%	2/5/54	842	787
Intel Corp.	3.750%	3/25/27	1,750	1,732
Intel Corp.	3.750%	8/5/27	400	395
Intel Corp.	4.875%	2/10/28	1,500	1,520
Intel Corp.	1.600%	8/12/28	900	827
Intel Corp.	2.450%	11/15/29	2,900	2,652
Intel Corp.	5.125%	2/10/30	1,000	1,022
Intel Corp.	3.900%	3/25/30	1,240	1,202
Intel Corp.	5.000%	2/21/31	1,400	1,422
Intel Corp.	2.000%	8/12/31	800	687
Intel Corp.	4.150%	8/5/32	2,775	2,631
Intel Corp.	4.000%	12/15/32	1,625	1,523
Intel Corp.	5.200%	2/10/33	1,850	1,866
Intel Corp.	4.600%	3/25/40	600	527
Intel Corp.	2.800%	8/12/41	700	470
Intel Corp.	4.800%	10/1/41	1,065	929
Intel Corp.	4.900%	7/29/45	2,000	1,700
Intel Corp.	4.100%	5/19/46	1,350	1,014
Intel Corp.	4.100%	5/11/47	800	600
Intel Corp.	3.734%	12/8/47	1,200	845
Intel Corp.	3.250%	11/15/49	600	380
Intel Corp.	4.750%	3/25/50	2,185	1,781
Intel Corp.	3.050%	8/12/51	1,000	594
Intel Corp.	4.900%	8/5/52	1,100	909
Intel Corp.	5.700%	2/10/53	2,584	2,403
Intel Corp.	3.100%	2/15/60	700	392
Intel Corp.	3.200%	8/12/61	700	397
Intel Corp.	5.050%	8/5/62	1,000	814
Intel Corp.	5.900%	2/10/63	985	926
International Business Machines Corp.	1.700%	5/15/27	3,300	3,155
International Business Machines Corp.	4.500%	2/6/28	1,410	1,423
International Business Machines Corp.	3.500%	5/15/29	2,975	2,891
International Business Machines Corp.	1.950%	5/15/30	2,200	1,962
International Business Machines Corp.	4.750%	2/6/33	1,000	1,004

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	International Business Machines Corp.	5.200%	2/10/35	800	812
	International Business Machines Corp.	4.150%	5/15/39	779	686
	International Business Machines Corp.	2.850%	5/15/40	970	716
	International Business Machines Corp.	4.000%	6/20/42	1,287	1,066
	International Business Machines Corp.	4.250%	5/15/49	1,800	1,450
	International Business Machines Corp.	2.950%	5/15/50	545	347
	International Business Machines Corp.	4.900%	7/27/52	304	269
	International Business Machines Corp.	5.100%	2/6/53	1,850	1,684
[4]	International Business Machines Corp.	5.700%	2/10/55	1,449	1,433
	Intuit Inc.	1.350%	7/15/27	400	379
	Intuit Inc.	1.650%	7/15/30	1,100	972
	Intuit Inc.	5.200%	9/15/33	1,000	1,035
	Intuit Inc.	5.500%	9/15/53	990	982
	Jabil Inc.	3.950%	1/12/28	400	396
	Jabil Inc.	3.600%	1/15/30	500	478
	Jabil Inc.	3.000%	1/15/31	450	410
	Juniper Networks Inc.	3.750%	8/15/29	500	486
	Juniper Networks Inc.	2.000%	12/10/30	500	435
	Juniper Networks Inc.	5.950%	3/15/41	150	149
	KLA Corp.	4.100%	3/15/29	300	300
	KLA Corp.	4.650%	7/15/32	900	905
	KLA Corp.	4.700%	2/1/34	750	747
	KLA Corp.	5.000%	3/15/49	800	741
	KLA Corp.	3.300%	3/1/50	700	485
	KLA Corp.	4.950%	7/15/52	1,000	910
	KLA Corp.	5.250%	7/15/62	500	468
	Kyndryl Holdings Inc.	2.050%	10/15/26	300	291
	Kyndryl Holdings Inc.	2.700%	10/15/28	100	94
	Kyndryl Holdings Inc.	3.150%	10/15/31	1,000	903
	Kyndryl Holdings Inc.	4.100%	10/15/41	600	477
	Lam Research Corp.	4.000%	3/15/29	1,050	1,043
	Lam Research Corp.	1.900%	6/15/30	785	701
	Lam Research Corp.	4.875%	3/15/49	500	456
	Lam Research Corp.	2.875%	6/15/50	500	323
	Lam Research Corp.	3.125%	6/15/60	400	249
	Leidos Inc.	2.300%	2/15/31	800	700
	Leidos Inc.	5.750%	3/15/33	397	414
	Leidos Inc.	5.500%	3/15/35	364	370
	Marvell Technology Inc.	2.450%	4/15/28	400	380
[4]	Marvell Technology Inc.	4.875%	6/22/28	300	304
	Marvell Technology Inc.	5.750%	2/15/29	300	312
	Marvell Technology Inc.	4.750%	7/15/30	300	301
	Marvell Technology Inc.	5.450%	7/15/35	350	353
	Microchip Technology Inc.	4.900%	3/15/28	675	683
	Microchip Technology Inc.	5.050%	3/15/29	3,200	3,250
	Microchip Technology Inc.	5.050%	2/15/30	575	583
	Micron Technology Inc.	5.375%	4/15/28	800	822
	Micron Technology Inc.	5.327%	2/6/29	575	589
	Micron Technology Inc.	6.750%	11/1/29	1,065	1,151
	Micron Technology Inc.	4.663%	2/15/30	300	300
	Micron Technology Inc.	5.300%	1/15/31	975	998
	Micron Technology Inc.	2.703%	4/15/32	700	609
	Micron Technology Inc.	5.875%	2/9/33	709	739
	Micron Technology Inc.	5.800%	1/15/35	710	734
	Micron Technology Inc.	6.050%	11/1/35	2,300	2,406
	Micron Technology Inc.	3.366%	11/1/41	500	368
	Micron Technology Inc.	3.477%	11/1/51	500	340
	Microsoft Corp.	2.400%	8/8/26	3,700	3,638
	Microsoft Corp.	3.400%	9/15/26	1,047	1,040
	Microsoft Corp.	3.300%	2/6/27	3,800	3,762
	Microsoft Corp.	1.350%	9/15/30	1,000	875
	Microsoft Corp.	3.500%	2/12/35	1,000	934
	Microsoft Corp.	3.450%	8/8/36	2,750	2,470
	Microsoft Corp.	4.100%	2/6/37	1,075	1,027
	Microsoft Corp.	3.700%	8/8/46	1,424	1,146
	Microsoft Corp.	4.500%	6/15/47	1,125	1,019
	Microsoft Corp.	2.525%	6/1/50	6,171	3,815
	Microsoft Corp.	2.500%	9/15/50	1,400	859
	Microsoft Corp.	2.921%	3/17/52	4,176	2,770
	Microsoft Corp.	3.950%	8/8/56	1,000	797

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	2.675%	6/1/60	5,207	3,076
	Microsoft Corp.	3.041%	3/17/62	1,671	1,072
	Moody's Corp.	3.250%	1/15/28	300	294
	Moody's Corp.	2.000%	8/19/31	2,100	1,822
	Moody's Corp.	2.750%	8/19/41	600	423
	Moody's Corp.	5.250%	7/15/44	600	572
	Moody's Corp.	4.875%	12/17/48	300	268
	Moody's Corp.	3.250%	5/20/50	250	168
	Moody's Corp.	3.750%	2/25/52	500	372
	Moody's Corp.	3.100%	11/29/61	250	155
	Motorola Solutions Inc.	4.600%	2/23/28	700	705
	Motorola Solutions Inc.	5.000%	4/15/29	200	203
	Motorola Solutions Inc.	4.600%	5/23/29	700	704
	Motorola Solutions Inc.	4.850%	8/15/30	475	480
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	889
	Motorola Solutions Inc.	2.750%	5/24/31	500	449
	Motorola Solutions Inc.	5.200%	8/15/32	200	203
	Motorola Solutions Inc.	5.550%	8/15/35	725	739
	Motorola Solutions Inc.	5.500%	9/1/44	300	294
	NetApp Inc.	2.375%	6/22/27	400	385
	NetApp Inc.	2.700%	6/22/30	600	548
	NetApp Inc.	5.500%	3/17/32	777	801
	NetApp Inc.	5.700%	3/17/35	695	714
	Nokia OYJ	6.625%	5/15/39	425	441
	Nordson Corp.	5.600%	9/15/28	300	309
	Nordson Corp.	4.500%	12/15/29	500	500
	Nordson Corp.	5.800%	9/15/33	500	529
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,748
	NVIDIA Corp.	1.550%	6/15/28	1,000	936
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,091
	NVIDIA Corp.	2.000%	6/15/31	1,350	1,198
	NVIDIA Corp.	3.500%	4/1/50	2,965	2,217
	NVIDIA Corp.	3.700%	4/1/60	350	257
	NXP BV	3.150%	5/1/27	930	911
	NXP BV	5.550%	12/1/28	375	387
	NXP BV	4.300%	6/18/29	750	743
	NXP BV	3.400%	5/1/30	1,100	1,041
	NXP BV	2.500%	5/11/31	900	794
	NXP BV	2.650%	2/15/32	1,917	1,667
	NXP BV	3.250%	5/11/41	900	662
	NXP BV	3.125%	2/15/42	500	355
	Oracle Corp.	2.650%	7/15/26	2,500	2,455
	Oracle Corp.	2.800%	4/1/27	1,524	1,485
	Oracle Corp.	2.300%	3/25/28	1,000	949
	Oracle Corp.	4.500%	5/6/28	209	210
	Oracle Corp.	4.800%	8/3/28	1,350	1,372
[4]	Oracle Corp.	4.200%	9/27/29	1,617	1,605
	Oracle Corp.	6.150%	11/9/29	1,075	1,147
	Oracle Corp.	2.950%	4/1/30	2,950	2,753
	Oracle Corp.	2.875%	3/25/31	5,278	4,812
	Oracle Corp.	5.250%	2/3/32	954	979
	Oracle Corp.	4.300%	7/8/34	1,600	1,518
	Oracle Corp.	4.700%	9/27/34	1,000	971
	Oracle Corp.	3.900%	5/15/35	1,375	1,240
	Oracle Corp.	5.500%	8/3/35	2,087	2,133
	Oracle Corp.	3.850%	7/15/36	1,180	1,037
	Oracle Corp.	3.800%	11/15/37	1,484	1,269
	Oracle Corp.	6.125%	7/8/39	232	244
	Oracle Corp.	3.600%	4/1/40	2,575	2,061
	Oracle Corp.	5.375%	7/15/40	3,638	3,552
	Oracle Corp.	3.650%	3/25/41	2,418	1,903
	Oracle Corp.	4.500%	7/8/44	985	830
	Oracle Corp.	4.125%	5/15/45	825	656
	Oracle Corp.	4.000%	7/15/46	3,200	2,468
	Oracle Corp.	4.000%	11/15/47	625	478
	Oracle Corp.	3.600%	4/1/50	5,780	4,039
	Oracle Corp.	3.950%	3/25/51	1,421	1,048
	Oracle Corp.	6.900%	11/9/52	1,575	1,751
	Oracle Corp.	5.550%	2/6/53	1,505	1,413
	Oracle Corp.	5.375%	9/27/54	1,000	913

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	6.000%	8/3/55	1,695	1,692
Oracle Corp.	3.850%	4/1/60	3,610	2,488
Oracle Corp.	4.100%	3/25/61	1,270	916
Oracle Corp.	6.125%	8/3/65	2,245	2,245
Paychex Inc.	5.100%	4/15/30	1,182	1,210
Paychex Inc.	5.350%	4/15/32	1,500	1,540
Paychex Inc.	5.600%	4/15/35	1,035	1,070
PayPal Holdings Inc.	2.650%	10/1/26	900	884
PayPal Holdings Inc.	3.900%	6/1/27	2,000	1,994
PayPal Holdings Inc.	4.450%	3/6/28	198	200
PayPal Holdings Inc.	2.850%	10/1/29	1,000	944
PayPal Holdings Inc.	2.300%	6/1/30	900	819
PayPal Holdings Inc.	5.150%	6/1/34	1,875	1,902
PayPal Holdings Inc.	5.100%	4/1/35	310	311
PayPal Holdings Inc.	3.250%	6/1/50	1,000	680
PayPal Holdings Inc.	5.500%	6/1/54	1,000	979
PayPal Holdings Inc.	5.250%	6/1/62	500	458
Qorvo Inc.	4.375%	10/15/29	800	778
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,136
QUALCOMM Inc.	1.300%	5/20/28	964	896
QUALCOMM Inc.	2.150%	5/20/30	1,400	1,273
QUALCOMM Inc.	1.650%	5/20/32	2,131	1,772
QUALCOMM Inc.	4.750%	5/20/32	2,200	2,227
QUALCOMM Inc.	5.400%	5/20/33	650	685
QUALCOMM Inc.	4.800%	5/20/45	1,325	1,207
QUALCOMM Inc.	4.300%	5/20/47	1,475	1,237
QUALCOMM Inc.	3.250%	5/20/50	500	344
QUALCOMM Inc.	4.500%	5/20/52	400	338
QUALCOMM Inc.	6.000%	5/20/53	650	684
Quanta Services Inc.	4.750%	8/9/27	1,500	1,513
Quanta Services Inc.	2.900%	10/1/30	800	738
Quanta Services Inc.	5.250%	8/9/34	550	557
RELX Capital Inc.	4.000%	3/18/29	800	794
RELX Capital Inc.	4.750%	3/27/30	253	256
RELX Capital Inc.	3.000%	5/22/30	500	471
RELX Capital Inc.	4.750%	5/20/32	500	503
RELX Capital Inc.	5.250%	3/27/35	198	202
Roper Technologies Inc.	3.800%	12/15/26	600	595
Roper Technologies Inc.	1.400%	9/15/27	500	471
Roper Technologies Inc.	4.200%	9/15/28	650	648
Roper Technologies Inc.	2.950%	9/15/29	475	449
Roper Technologies Inc.	4.500%	10/15/29	350	351
Roper Technologies Inc.	2.000%	6/30/30	525	467
Roper Technologies Inc.	4.750%	2/15/32	250	251
Roper Technologies Inc.	4.900%	10/15/34	850	839
S&P Global Inc.	2.950%	1/22/27	400	393
S&P Global Inc.	2.450%	3/1/27	1,000	973
S&P Global Inc.	4.750%	8/1/28	800	811
S&P Global Inc.	2.700%	3/1/29	1,100	1,043
S&P Global Inc.	2.500%	12/1/29	375	349
S&P Global Inc.	1.250%	8/15/30	500	431
S&P Global Inc.	2.900%	3/1/32	1,200	1,090
S&P Global Inc.	3.250%	12/1/49	550	387
S&P Global Inc.	3.700%	3/1/52	900	679
S&P Global Inc.	2.300%	8/15/60	1,000	510
S&P Global Inc.	3.900%	3/1/62	250	186
Salesforce Inc.	3.700%	4/11/28	1,275	1,267
Salesforce Inc.	1.500%	7/15/28	965	897
Salesforce Inc.	1.950%	7/15/31	600	526
Salesforce Inc.	2.700%	7/15/41	1,200	862
Salesforce Inc.	2.900%	7/15/51	1,638	1,047
Salesforce Inc.	3.050%	7/15/61	880	538
ServiceNow Inc.	1.400%	9/1/30	1,200	1,040
Skyworks Solutions Inc.	3.000%	6/1/31	500	440
Synopsys Inc.	4.550%	4/1/27	252	253
Synopsys Inc.	4.650%	4/1/28	336	339
Synopsys Inc.	4.850%	4/1/30	306	310
Synopsys Inc.	5.000%	4/1/32	483	489
Synopsys Inc.	5.150%	4/1/35	5,688	5,734
Synopsys Inc.	5.700%	4/1/55	586	582

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TD SYNNEX Corp.	1.750%	8/9/26	500	484
	TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,346
	Teledyne FLIR LLC	2.500%	8/1/30	500	453
	Texas Instruments Inc.	1.125%	9/15/26	500	483
	Texas Instruments Inc.	2.900%	11/3/27	400	391
	Texas Instruments Inc.	4.600%	2/15/28	500	508
	Texas Instruments Inc.	2.250%	9/4/29	1,100	1,021
	Texas Instruments Inc.	4.500%	5/23/30	550	556
	Texas Instruments Inc.	1.900%	9/15/31	450	393
	Texas Instruments Inc.	4.900%	3/14/33	800	818
	Texas Instruments Inc.	3.875%	3/15/39	600	530
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,009
	Texas Instruments Inc.	2.700%	9/15/51	400	242
	Texas Instruments Inc.	5.000%	3/14/53	1,800	1,660
	Texas Instruments Inc.	5.150%	2/8/54	750	707
	Texas Instruments Inc.	5.050%	5/18/63	1,979	1,817
[4]	TR Finance LLC	5.500%	8/15/35	350	354
[4]	TR Finance LLC	5.850%	4/15/40	400	411
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,112
	TSMC Arizona Corp.	3.875%	4/22/27	575	572
	TSMC Arizona Corp.	4.125%	4/22/29	500	498
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	897
	TSMC Arizona Corp.	4.250%	4/22/32	450	443
	TSMC Arizona Corp.	3.125%	10/25/41	875	676
	TSMC Arizona Corp.	3.250%	10/25/51	800	577
	TSMC Arizona Corp.	4.500%	4/22/52	900	809
	Verisk Analytics Inc.	4.125%	3/15/29	900	894
	Verisk Analytics Inc.	5.250%	6/5/34	550	561
	Verisk Analytics Inc.	5.250%	3/15/35	477	480
	Verisk Analytics Inc.	3.625%	5/15/50	1,200	856
	VMware LLC	1.400%	8/15/26	1,150	1,113
	VMware LLC	4.650%	5/15/27	450	453
	VMware LLC	3.900%	8/21/27	1,050	1,042
	VMware LLC	1.800%	8/15/28	700	648
	VMware LLC	4.700%	5/15/30	860	864
	VMware LLC	2.200%	8/15/31	1,400	1,215
	Western Digital Corp.	2.850%	2/1/29	500	464
	Western Digital Corp.	3.100%	2/1/32	420	372
	Workday Inc.	3.500%	4/1/27	1,100	1,086
	Workday Inc.	3.700%	4/1/29	600	586
	Workday Inc.	3.800%	4/1/32	800	752
	Xilinx Inc.	2.375%	6/1/30	550	504
					497,438
Utilities (1.0%)
	AEP Texas Inc.	3.950%	6/1/28	400	395
	AEP Texas Inc.	5.450%	5/15/29	650	672
	AEP Texas Inc.	5.400%	6/1/33	1,250	1,269
	AEP Texas Inc.	5.700%	5/15/34	1,000	1,022
	AEP Texas Inc.	3.800%	10/1/47	250	183
	AEP Texas Inc.	5.250%	5/15/52	200	180
	AEP Transmission Co. LLC	3.100%	12/1/26	200	197
	AEP Transmission Co. LLC	5.150%	4/1/34	250	253
	AEP Transmission Co. LLC	4.000%	12/1/46	325	257
	AEP Transmission Co. LLC	3.750%	12/1/47	450	341
	AEP Transmission Co. LLC	4.250%	9/15/48	325	263
	AEP Transmission Co. LLC	3.800%	6/15/49	270	201
	AEP Transmission Co. LLC	3.150%	9/15/49	70	46
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	300	220
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	250	152
[4]	AEP Transmission Co. LLC	4.500%	6/15/52	500	420
	AEP Transmission Co. LLC	5.400%	3/15/53	250	242
	AES Corp.	5.450%	6/1/28	575	588
	AES Corp.	2.450%	1/15/31	800	699
	AES Corp.	5.800%	3/15/32	1,161	1,179
	Alabama Power Co.	3.750%	9/1/27	200	199
[4]	Alabama Power Co.	1.450%	9/15/30	500	433
	Alabama Power Co.	3.050%	3/15/32	600	547
	Alabama Power Co.	3.940%	9/1/32	500	479
	Alabama Power Co.	5.100%	4/2/35	160	161

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alabama Power Co.	6.000%	3/1/39	100	107
	Alabama Power Co.	3.850%	12/1/42	125	101
	Alabama Power Co.	4.150%	8/15/44	550	454
	Alabama Power Co.	3.750%	3/1/45	570	446
	Alabama Power Co.	4.300%	1/2/46	300	251
[4]	Alabama Power Co.	3.700%	12/1/47	325	248
	Alabama Power Co.	3.450%	10/1/49	475	337
	Alabama Power Co.	3.125%	7/15/51	1,800	1,201
	Alabama Power Co.	3.000%	3/15/52	575	372
	Ameren Corp.	5.700%	12/1/26	230	234
	Ameren Corp.	1.950%	3/15/27	500	482
	Ameren Corp.	1.750%	3/15/28	500	467
	Ameren Corp.	5.000%	1/15/29	575	586
	Ameren Corp.	3.500%	1/15/31	1,180	1,115
	Ameren Corp.	5.375%	3/15/35	758	763
	Ameren Illinois Co.	3.800%	5/15/28	350	347
	Ameren Illinois Co.	1.550%	11/15/30	500	433
	Ameren Illinois Co.	3.850%	9/1/32	190	180
	Ameren Illinois Co.	4.150%	3/15/46	475	389
	Ameren Illinois Co.	3.700%	12/1/47	350	264
	Ameren Illinois Co.	3.250%	3/15/50	240	162
	Ameren Illinois Co.	2.900%	6/15/51	500	315
	Ameren Illinois Co.	5.900%	12/1/52	500	514
	Ameren Illinois Co.	5.550%	7/1/54	275	271
	Ameren Illinois Co.	5.625%	3/1/55	483	478
	American Electric Power Co. Inc.	5.750%	11/1/27	500	516
[4]	American Electric Power Co. Inc.	4.300%	12/1/28	500	500
	American Electric Power Co. Inc.	5.200%	1/15/29	600	615
	American Electric Power Co. Inc.	6.950%	12/15/54	750	784
[4]	American Electric Power Co. Inc.	7.050%	12/15/54	900	933
	American Electric Power Co. Inc.	3.875%	2/15/62	750	719
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,195
	American Water Capital Corp.	3.450%	6/1/29	1,250	1,213
	American Water Capital Corp.	2.800%	5/1/30	200	186
	American Water Capital Corp.	2.300%	6/1/31	300	264
	American Water Capital Corp.	4.450%	6/1/32	700	691
	American Water Capital Corp.	5.150%	3/1/34	550	558
	American Water Capital Corp.	5.250%	3/1/35	757	767
	American Water Capital Corp.	6.593%	10/15/37	700	786
	American Water Capital Corp.	4.300%	12/1/42	125	107
	American Water Capital Corp.	4.300%	9/1/45	500	423
	American Water Capital Corp.	4.000%	12/1/46	245	194
	American Water Capital Corp.	3.750%	9/1/47	475	361
	American Water Capital Corp.	4.200%	9/1/48	450	362
	American Water Capital Corp.	4.150%	6/1/49	400	320
	American Water Capital Corp.	3.450%	5/1/50	250	176
	American Water Capital Corp.	3.250%	6/1/51	500	337
[4]	Appalachian Power Co.	2.700%	4/1/31	417	375
[4]	Appalachian Power Co.	4.500%	8/1/32	692	675
	Appalachian Power Co.	5.650%	4/1/34	400	412
	Appalachian Power Co.	7.000%	4/1/38	460	512
	Appalachian Power Co.	4.400%	5/15/44	575	467
[4]	Appalachian Power Co.	4.500%	3/1/49	148	120
[4]	Appalachian Power Co.	3.700%	5/1/50	300	212
	Arizona Public Service Co.	2.950%	9/15/27	300	290
	Arizona Public Service Co.	2.600%	8/15/29	500	467
	Arizona Public Service Co.	6.350%	12/15/32	300	324
	Arizona Public Service Co.	5.700%	8/15/34	1,000	1,032
	Arizona Public Service Co.	5.050%	9/1/41	525	479
	Arizona Public Service Co.	4.500%	4/1/42	325	277
	Arizona Public Service Co.	4.350%	11/15/45	350	287
	Arizona Public Service Co.	3.750%	5/15/46	395	294
	Arizona Public Service Co.	3.350%	5/15/50	500	339
	Atlantic City Electric Co.	2.300%	3/15/31	500	443
	Atmos Energy Corp.	3.000%	6/15/27	375	368
	Atmos Energy Corp.	2.625%	9/15/29	350	328
	Atmos Energy Corp.	1.500%	1/15/31	1,000	854
	Atmos Energy Corp.	5.450%	10/15/32	250	261
	Atmos Energy Corp.	5.900%	11/15/33	650	697
[4]	Atmos Energy Corp.	5.200%	8/15/35	350	354

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	5.500%	6/15/41	600	605
	Atmos Energy Corp.	4.150%	1/15/43	75	63
	Atmos Energy Corp.	4.125%	10/15/44	950	789
	Atmos Energy Corp.	4.125%	3/15/49	838	669
	Atmos Energy Corp.	3.375%	9/15/49	720	501
	Atmos Energy Corp.	2.850%	2/15/52	650	401
	Atmos Energy Corp.	5.750%	10/15/52	500	500
	Atmos Energy Corp.	6.200%	11/15/53	400	433
	Atmos Energy Corp.	5.000%	12/15/54	450	409
	Avangrid Inc.	3.800%	6/1/29	600	586
	Avista Corp.	4.350%	6/1/48	300	246
	Avista Corp.	4.000%	4/1/52	346	255
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	221
	Baltimore Gas & Electric Co.	2.250%	6/15/31	1,050	933
[4]	Baltimore Gas & Electric Co.	5.300%	6/1/34	350	358
	Baltimore Gas & Electric Co.	5.450%	6/1/35	1,375	1,409
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	789
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	189
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	188
	Baltimore Gas & Electric Co.	4.550%	6/1/52	1,000	837
	Baltimore Gas & Electric Co.	5.400%	6/1/53	625	596
[4]	Baltimore Gas & Electric Co.	5.650%	6/1/54	300	297
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	250	245
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,000	970
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	1,250	1,065
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,075
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	479
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	601
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	607
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	189
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	289
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,399
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,000	613
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	400	335
	Black Hills Corp.	3.150%	1/15/27	325	318
	Black Hills Corp.	5.950%	3/15/28	500	518
	Black Hills Corp.	3.050%	10/15/29	170	159
	Black Hills Corp.	4.350%	5/1/33	350	330
	Black Hills Corp.	6.150%	5/15/34	1,000	1,051
	Black Hills Corp.	6.000%	1/15/35	900	934
	Black Hills Corp.	4.200%	9/15/46	250	197
[4]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	147
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	950	980
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/30	378	385
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	444
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	452
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	502
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	300	303
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	300	300
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	496	383
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	125	97
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	485
[4]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	128
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	489
[4]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	180
[4]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	235
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	474
	CenterPoint Energy Inc.	5.400%	6/1/29	1,394	1,442
	CenterPoint Energy Inc.	2.950%	3/1/30	327	304
	CenterPoint Energy Inc.	2.650%	6/1/31	500	446
[4]	CenterPoint Energy Inc.	7.000%	2/15/55	300	312
	CenterPoint Energy Inc.	6.700%	5/15/55	750	758
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	512
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	446
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	300	261
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	500	486
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	43	44
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	275	279
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	379
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	235

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	338
	CMS Energy Corp.	3.450%	8/15/27	300	295
	CMS Energy Corp.	4.875%	3/1/44	275	245
[4]	CMS Energy Corp.	4.750%	6/1/50	400	387
	CMS Energy Corp.	3.750%	12/1/50	500	449
	CMS Energy Corp.	6.500%	6/1/55	289	290
[4]	Commonwealth Edison Co.	2.950%	8/15/27	275	268
	Commonwealth Edison Co.	3.700%	8/15/28	300	296
[4]	Commonwealth Edison Co.	3.150%	3/15/32	300	273
	Commonwealth Edison Co.	4.900%	2/1/33	300	302
	Commonwealth Edison Co.	5.300%	6/1/34	475	489
	Commonwealth Edison Co.	5.900%	3/15/36	500	533
	Commonwealth Edison Co.	6.450%	1/15/38	384	424
	Commonwealth Edison Co.	4.700%	1/15/44	825	737
	Commonwealth Edison Co.	3.700%	3/1/45	625	482
	Commonwealth Edison Co.	4.350%	11/15/45	900	762
	Commonwealth Edison Co.	3.650%	6/15/46	500	380
[4]	Commonwealth Edison Co.	3.750%	8/15/47	500	379
	Commonwealth Edison Co.	4.000%	3/1/48	775	613
	Commonwealth Edison Co.	4.000%	3/1/49	700	546
[4]	Commonwealth Edison Co.	3.200%	11/15/49	250	169
	Commonwealth Edison Co.	3.000%	3/1/50	500	324
[4]	Commonwealth Edison Co.	2.750%	9/1/51	300	183
[4]	Commonwealth Edison Co.	3.850%	3/15/52	384	289
	Commonwealth Edison Co.	5.300%	2/1/53	500	474
	Commonwealth Edison Co.	5.650%	6/1/54	100	99
	Commonwealth Edison Co.	5.950%	6/1/55	1,430	1,481
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	250	247
	Connecticut Light & Power Co.	4.950%	1/15/30	900	921
	Connecticut Light & Power Co.	4.950%	8/15/34	100	100
	Connecticut Light & Power Co.	4.300%	4/15/44	375	317
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	75	61
	Connecticut Light & Power Co.	4.000%	4/1/48	625	492
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	1,000	897
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	373
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	600	624
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	150	155
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	307
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	750	760
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	905
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	323
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	455
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	609
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	976
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	447
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	526
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	406
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,140	880
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	576
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	511
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,404
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	633
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	600	614
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	500	499
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	500	421
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	850	824
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	275	216
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	425	315
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	406
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	350	243
	Constellation Energy Generation LLC	5.600%	3/1/28	219	227
	Constellation Energy Generation LLC	5.800%	3/1/33	263	278
	Constellation Energy Generation LLC	6.125%	1/15/34	500	539
	Constellation Energy Generation LLC	6.250%	10/1/39	767	820
	Constellation Energy Generation LLC	5.750%	10/1/41	325	325
	Constellation Energy Generation LLC	5.600%	6/15/42	688	675
	Constellation Energy Generation LLC	6.500%	10/1/53	575	619
	Constellation Energy Generation LLC	5.750%	3/15/54	750	736
	Consumers Energy Co.	4.650%	3/1/28	500	506
	Consumers Energy Co.	3.800%	11/15/28	250	248

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	4.900%	2/15/29	500	511
	Consumers Energy Co.	4.600%	5/30/29	500	506
	Consumers Energy Co.	4.700%	1/15/30	300	305
	Consumers Energy Co.	4.500%	1/15/31	150	150
	Consumers Energy Co.	3.600%	8/15/32	88	82
	Consumers Energy Co.	4.625%	5/15/33	259	256
	Consumers Energy Co.	5.050%	5/15/35	600	604
	Consumers Energy Co.	3.950%	5/15/43	600	490
	Consumers Energy Co.	3.250%	8/15/46	550	403
	Consumers Energy Co.	3.950%	7/15/47	500	397
	Consumers Energy Co.	4.050%	5/15/48	500	401
	Consumers Energy Co.	4.350%	4/15/49	530	448
	Consumers Energy Co.	3.100%	8/15/50	567	379
	Consumers Energy Co.	3.500%	8/1/51	350	258
	Consumers Energy Co.	2.650%	8/15/52	287	175
	Consumers Energy Co.	4.200%	9/1/52	392	320
	Delmarva Power & Light Co.	4.150%	5/15/45	600	492
	Dominion Energy Inc.	4.600%	5/15/28	300	302
	Dominion Energy Inc.	4.250%	6/1/28	200	200
[4]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,187
	Dominion Energy Inc.	5.000%	6/15/30	375	383
[4]	Dominion Energy Inc.	2.250%	8/15/31	920	804
[4]	Dominion Energy Inc.	4.350%	8/15/32	324	311
	Dominion Energy Inc.	5.375%	11/15/32	725	744
[4]	Dominion Energy Inc.	6.300%	3/15/33	500	536
[4]	Dominion Energy Inc.	5.250%	8/1/33	1,250	1,259
	Dominion Energy Inc.	5.450%	3/15/35	508	513
[4]	Dominion Energy Inc.	5.950%	6/15/35	600	631
	Dominion Energy Inc.	7.000%	6/15/38	300	341
[4]	Dominion Energy Inc.	3.300%	4/15/41	500	369
[4]	Dominion Energy Inc.	4.900%	8/1/41	890	804
[4]	Dominion Energy Inc.	4.050%	9/15/42	400	317
[4]	Dominion Energy Inc.	4.600%	3/15/49	500	410
[4]	Dominion Energy Inc.	4.850%	8/15/52	500	423
[4]	Dominion Energy Inc.	7.000%	6/1/54	500	535
[4]	Dominion Energy Inc.	6.875%	2/1/55	500	525
	Dominion Energy Inc.	6.625%	5/15/55	850	865
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	219
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,625	1,798
[4]	Dominion Energy South Carolina Inc.	5.300%	1/15/35	200	204
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	750	797
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	247
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	303
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	381
	DTE Electric Co.	4.250%	5/14/27	75	75
[4]	DTE Electric Co.	1.900%	4/1/28	500	472
	DTE Electric Co.	2.250%	3/1/30	1,250	1,143
[4]	DTE Electric Co.	2.625%	3/1/31	400	364
	DTE Electric Co.	5.200%	4/1/33	500	514
	DTE Electric Co.	5.200%	3/1/34	450	460
	DTE Electric Co.	5.250%	5/15/35	300	306
[4]	DTE Electric Co.	4.000%	4/1/43	300	245
	DTE Electric Co.	3.700%	3/15/45	200	155
	DTE Electric Co.	3.750%	8/15/47	450	342
[4]	DTE Electric Co.	4.050%	5/15/48	2,000	1,619
	DTE Electric Co.	3.950%	3/1/49	500	392
[4]	DTE Electric Co.	3.250%	4/1/51	500	342
	DTE Electric Co.	5.400%	4/1/53	250	244
	DTE Electric Co.	5.850%	5/15/55	1,000	1,026
	DTE Energy Co.	2.850%	10/1/26	3,094	3,039
	DTE Energy Co.	4.950%	7/1/27	300	304
	DTE Energy Co.	4.875%	6/1/28	825	837
	DTE Energy Co.	5.100%	3/1/29	1,500	1,530
[4]	DTE Energy Co.	3.400%	6/15/29	140	134
	DTE Energy Co.	2.950%	3/1/30	235	219
	DTE Energy Co.	5.200%	4/1/30	493	505
	DTE Energy Co.	5.850%	6/1/34	1,925	2,013
	Duke Energy Carolinas LLC	3.950%	11/15/28	2,000	1,997
[4]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	317
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	70

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	370
	Duke Energy Carolinas LLC	4.850%	3/15/30	425	435
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	452
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	449
	Duke Energy Carolinas LLC	4.950%	1/15/33	1,275	1,297
	Duke Energy Carolinas LLC	4.850%	1/15/34	575	574
[4]	Duke Energy Carolinas LLC	5.250%	3/15/35	500	511
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	452
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	346
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	561
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	710
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	857
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	557
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	390
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	319
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	312
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	508
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	354
	Duke Energy Carolinas LLC	5.400%	1/15/54	1,650	1,589
	Duke Energy Corp.	2.650%	9/1/26	195	191
	Duke Energy Corp.	4.850%	1/5/27	400	404
	Duke Energy Corp.	5.000%	12/8/27	500	509
	Duke Energy Corp.	4.300%	3/15/28	500	501
	Duke Energy Corp.	2.450%	6/1/30	950	862
	Duke Energy Corp.	2.550%	6/15/31	625	557
	Duke Energy Corp.	4.500%	8/15/32	1,000	979
	Duke Energy Corp.	5.750%	9/15/33	500	526
	Duke Energy Corp.	5.450%	6/15/34	400	411
	Duke Energy Corp.	3.300%	6/15/41	200	150
	Duke Energy Corp.	4.800%	12/15/45	700	606
	Duke Energy Corp.	3.750%	9/1/46	906	670
	Duke Energy Corp.	4.200%	6/15/49	1,200	931
	Duke Energy Corp.	3.500%	6/15/51	600	412
	Duke Energy Corp.	5.000%	8/15/52	767	673
	Duke Energy Corp.	6.100%	9/15/53	1,100	1,120
	Duke Energy Corp.	5.800%	6/15/54	475	465
	Duke Energy Corp.	6.450%	9/1/54	550	568
	Duke Energy Corp.	3.250%	1/15/82	500	480
	Duke Energy Florida LLC	3.200%	1/15/27	1,250	1,234
	Duke Energy Florida LLC	3.800%	7/15/28	425	421
	Duke Energy Florida LLC	2.500%	12/1/29	2,150	1,996
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,501
	Duke Energy Florida LLC	2.400%	12/15/31	600	531
	Duke Energy Florida LLC	5.875%	11/15/33	500	533
	Duke Energy Florida LLC	6.350%	9/15/37	426	465
	Duke Energy Florida LLC	6.400%	6/15/38	800	879
	Duke Energy Florida LLC	3.400%	10/1/46	500	358
	Duke Energy Florida LLC	4.200%	7/15/48	425	341
	Duke Energy Florida LLC	3.000%	12/15/51	500	316
	Duke Energy Florida LLC	5.950%	11/15/52	500	514
	Duke Energy Florida LLC	6.200%	11/15/53	1,250	1,331
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	261	249
	Duke Energy Indiana LLC	5.250%	3/1/34	150	153
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,249
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	250	228
	Duke Energy Indiana LLC	3.750%	5/15/46	875	665
	Duke Energy Indiana LLC	2.750%	4/1/50	775	476
	Duke Energy Indiana LLC	5.900%	5/15/55	50	51
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	180
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	514
	Duke Energy Ohio Inc.	5.300%	6/15/35	200	203
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	483
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	274
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	494
	Duke Energy Ohio Inc.	5.550%	3/15/54	700	684
	Duke Energy Progress LLC	4.350%	3/6/27	337	339
	Duke Energy Progress LLC	3.700%	9/1/28	425	420
	Duke Energy Progress LLC	3.450%	3/15/29	900	877
	Duke Energy Progress LLC	2.000%	8/15/31	500	434
	Duke Energy Progress LLC	3.400%	4/1/32	500	464

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	5.250%	3/15/33	1,025	1,058
	Duke Energy Progress LLC	5.100%	3/15/34	500	507
	Duke Energy Progress LLC	5.050%	3/15/35	502	504
	Duke Energy Progress LLC	6.300%	4/1/38	300	325
	Duke Energy Progress LLC	4.375%	3/30/44	525	445
	Duke Energy Progress LLC	4.150%	12/1/44	100	82
	Duke Energy Progress LLC	4.200%	8/15/45	625	515
	Duke Energy Progress LLC	3.700%	10/15/46	375	283
	Duke Energy Progress LLC	2.500%	8/15/50	550	321
	Duke Energy Progress LLC	2.900%	8/15/51	550	343
	Duke Energy Progress LLC	4.000%	4/1/52	400	306
	Duke Energy Progress LLC	5.350%	3/15/53	375	357
	Duke Energy Progress LLC	5.550%	3/15/55	767	750
[4]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	163	154
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	312
[4]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	226
	Edison International	5.750%	6/15/27	100	101
	Edison International	5.250%	11/15/28	750	742
	Edison International	5.450%	6/15/29	500	494
	Edison International	6.950%	11/15/29	750	780
	Edison International	5.250%	3/15/32	600	569
	El Paso Electric Co.	6.000%	5/15/35	175	181
	El Paso Electric Co.	5.000%	12/1/44	250	219
	Emera US Finance LP	4.750%	6/15/46	1,160	964
	Enel Americas SA	4.000%	10/25/26	700	695
	Enel Chile SA	4.875%	6/12/28	600	602
	Entergy Arkansas LLC	5.150%	1/15/33	500	512
	Entergy Arkansas LLC	5.450%	6/1/34	475	489
	Entergy Arkansas LLC	4.200%	4/1/49	500	399
	Entergy Arkansas LLC	3.350%	6/15/52	800	535
	Entergy Arkansas LLC	5.750%	6/1/54	250	248
	Entergy Corp.	2.950%	9/1/26	530	521
	Entergy Corp.	1.900%	6/15/28	500	468
	Entergy Corp.	2.800%	6/15/30	500	462
	Entergy Corp.	2.400%	6/15/31	500	442
	Entergy Corp.	3.750%	6/15/50	1,261	898
	Entergy Corp.	7.125%	12/1/54	500	517
	Entergy Louisiana LLC	3.120%	9/1/27	350	342
	Entergy Louisiana LLC	3.250%	4/1/28	300	293
	Entergy Louisiana LLC	3.050%	6/1/31	375	346
	Entergy Louisiana LLC	2.350%	6/15/32	500	431
	Entergy Louisiana LLC	4.000%	3/15/33	725	684
	Entergy Louisiana LLC	5.350%	3/15/34	250	257
	Entergy Louisiana LLC	5.150%	9/15/34	400	403
	Entergy Louisiana LLC	3.100%	6/15/41	500	367
	Entergy Louisiana LLC	4.950%	1/15/45	400	355
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	916
	Entergy Louisiana LLC	4.200%	4/1/50	500	397
	Entergy Louisiana LLC	2.900%	3/15/51	700	434
	Entergy Louisiana LLC	4.750%	9/15/52	500	432
	Entergy Louisiana LLC	5.700%	3/15/54	750	740
	Entergy Louisiana LLC	5.800%	3/15/55	500	501
	Entergy Mississippi LLC	2.850%	6/1/28	750	723
	Entergy Mississippi LLC	3.850%	6/1/49	250	186
	Entergy Mississippi LLC	5.850%	6/1/54	500	501
	Entergy Mississippi LLC	5.800%	4/15/55	488	489
	Entergy Texas Inc.	4.000%	3/30/29	300	296
	Entergy Texas Inc.	1.750%	3/15/31	500	431
	Entergy Texas Inc.	5.250%	4/15/35	175	177
	Entergy Texas Inc.	3.550%	9/30/49	905	637
	Entergy Texas Inc.	5.800%	9/1/53	500	495
	Entergy Texas Inc.	5.550%	9/15/54	250	239
	Essential Utilities Inc.	4.800%	8/15/27	750	758
	Essential Utilities Inc.	3.566%	5/1/29	1,275	1,236
	Essential Utilities Inc.	2.704%	4/15/30	400	369
	Essential Utilities Inc.	5.375%	1/15/34	500	508
	Essential Utilities Inc.	4.276%	5/1/49	435	342
	Essential Utilities Inc.	3.351%	4/15/50	600	396
	Essential Utilities Inc.	5.300%	5/1/52	500	456
	Evergy Inc.	6.650%	6/1/55	450	457

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	565
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	418
	Evergy Kansas Central Inc.	5.250%	3/15/35	194	196
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,425	1,177
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	266
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	82
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	667
[4]	Evergy Metro Inc.	2.250%	6/1/30	300	271
	Evergy Metro Inc.	4.950%	4/15/33	510	509
	Evergy Metro Inc.	5.400%	4/1/34	750	766
	Evergy Metro Inc.	5.300%	10/1/41	480	461
	Evergy Metro Inc.	4.200%	6/15/47	225	180
[9]	Evergy Missouri West Inc.	5.650%	6/1/34	400	409
	Eversource Energy	5.000%	1/1/27	333	336
[4]	Eversource Energy	3.300%	1/15/28	200	195
	Eversource Energy	5.450%	3/1/28	500	513
[4]	Eversource Energy	4.250%	4/1/29	325	322
[4]	Eversource Energy	1.650%	8/15/30	1,300	1,128
	Eversource Energy	2.550%	3/15/31	300	267
	Eversource Energy	5.850%	4/15/31	1,000	1,053
	Eversource Energy	3.375%	3/1/32	564	514
	Eversource Energy	5.125%	5/15/33	1,000	1,000
	Eversource Energy	5.950%	7/15/34	1,450	1,519
	Eversource Energy	3.450%	1/15/50	500	351
	Exelon Corp.	2.750%	3/15/27	500	488
	Exelon Corp.	5.150%	3/15/28	625	639
	Exelon Corp.	5.150%	3/15/29	250	257
	Exelon Corp.	4.050%	4/15/30	725	714
	Exelon Corp.	5.125%	3/15/31	415	425
	Exelon Corp.	3.350%	3/15/32	90	83
	Exelon Corp.	5.450%	3/15/34	350	360
[4]	Exelon Corp.	4.950%	6/15/35	284	276
	Exelon Corp.	5.625%	6/15/35	415	427
	Exelon Corp.	5.600%	3/15/53	2,625	2,523
	Exelon Corp.	5.875%	3/15/55	404	403
	Exelon Corp.	6.500%	3/15/55	370	376
[4]	FirstEnergy Corp.	3.900%	7/15/27	750	742
	FirstEnergy Corp.	2.650%	3/1/30	99	91
[4]	FirstEnergy Corp.	2.250%	9/1/30	350	311
[4]	FirstEnergy Corp.	4.850%	7/15/47	750	638
	FirstEnergy Transmission LLC	4.550%	1/15/30	300	300
	FirstEnergy Transmission LLC	5.000%	1/15/35	300	297
[4]	Florida Power & Light Co.	3.300%	5/30/27	250	246
	Florida Power & Light Co.	4.400%	5/15/28	675	680
	Florida Power & Light Co.	5.150%	6/15/29	500	517
	Florida Power & Light Co.	4.625%	5/15/30	675	684
	Florida Power & Light Co.	2.450%	2/3/32	700	618
	Florida Power & Light Co.	5.100%	4/1/33	800	818
	Florida Power & Light Co.	4.800%	5/15/33	675	677
	Florida Power & Light Co.	5.625%	4/1/34	225	238
	Florida Power & Light Co.	5.300%	6/15/34	734	757
	Florida Power & Light Co.	4.950%	6/1/35	50	50
	Florida Power & Light Co.	5.650%	2/1/37	425	445
	Florida Power & Light Co.	5.950%	2/1/38	175	188
	Florida Power & Light Co.	5.960%	4/1/39	225	240
	Florida Power & Light Co.	4.125%	2/1/42	1,025	871
	Florida Power & Light Co.	4.050%	6/1/42	475	401
	Florida Power & Light Co.	3.800%	12/15/42	500	407
	Florida Power & Light Co.	4.050%	10/1/44	450	371
	Florida Power & Light Co.	3.700%	12/1/47	550	417
	Florida Power & Light Co.	3.950%	3/1/48	800	637
	Florida Power & Light Co.	3.150%	10/1/49	1,190	803
	Florida Power & Light Co.	2.875%	12/4/51	2,500	1,580
	Florida Power & Light Co.	5.800%	3/15/65	187	190
	Fortis Inc.	3.055%	10/4/26	647	636
	Georgia Power Co.	5.004%	2/23/27	1,150	1,167
	Georgia Power Co.	3.250%	3/30/27	550	542
	Georgia Power Co.	4.650%	5/16/28	2,150	2,180
[4]	Georgia Power Co.	2.650%	9/15/29	438	411
	Georgia Power Co.	4.550%	3/15/30	650	657

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.850%	3/15/31	409	418
	Georgia Power Co.	4.950%	5/17/33	1,725	1,740
	Georgia Power Co.	5.250%	3/15/34	1,750	1,785
	Georgia Power Co.	5.200%	3/15/35	659	668
[4]	Georgia Power Co.	4.750%	9/1/40	625	583
	Georgia Power Co.	4.300%	3/15/42	575	497
	Georgia Power Co.	4.300%	3/15/43	250	212
[4]	Georgia Power Co.	3.250%	3/15/51	500	343
	Georgia Power Co.	5.125%	5/15/52	400	374
	Iberdrola International BV	6.750%	7/15/36	175	199
	Idaho Power Co.	5.200%	8/15/34	100	102
[4]	Idaho Power Co.	4.200%	3/1/48	404	326
[4]	Idaho Power Co.	5.500%	3/15/53	500	479
[4]	Idaho Power Co.	5.700%	3/15/55	465	457
	Indiana Michigan Power Co.	3.850%	5/15/28	250	247
	Indiana Michigan Power Co.	6.050%	3/15/37	500	538
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	340	287
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	250	185
	Indiana Michigan Power Co.	3.250%	5/1/51	500	328
	Indiana Michigan Power Co.	5.625%	4/1/53	500	490
	Interstate Power & Light Co.	4.100%	9/26/28	450	446
	Interstate Power & Light Co.	3.600%	4/1/29	240	233
	Interstate Power & Light Co.	2.300%	6/1/30	300	270
	Interstate Power & Light Co.	5.700%	10/15/33	250	259
	Interstate Power & Light Co.	4.950%	9/30/34	150	147
	Interstate Power & Light Co.	5.600%	6/29/35	250	257
	Interstate Power & Light Co.	6.250%	7/15/39	250	265
	Interstate Power & Light Co.	3.700%	9/15/46	406	298
	Interstate Power & Light Co.	3.100%	11/30/51	500	320
	Interstate Power & Light Co.	5.450%	9/30/54	350	335
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	384
	IPALCO Enterprises Inc.	5.750%	4/1/34	500	502
	ITC Holdings Corp.	3.350%	11/15/27	150	147
	ITC Holdings Corp.	5.300%	7/1/43	900	824
	Jersey Central Power & Light Co.	5.100%	1/15/35	300	299
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	137	131
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	596	570
[4]	Kentucky Utilities Co.	5.450%	4/15/33	500	517
	Kentucky Utilities Co.	5.125%	11/1/40	650	626
	Kentucky Utilities Co.	3.300%	6/1/50	500	340
[4]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	516
	MidAmerican Energy Co.	3.100%	5/1/27	450	443
	MidAmerican Energy Co.	3.650%	4/15/29	700	687
	MidAmerican Energy Co.	6.750%	12/30/31	325	366
[4]	MidAmerican Energy Co.	5.800%	10/15/36	775	825
	MidAmerican Energy Co.	4.800%	9/15/43	300	274
	MidAmerican Energy Co.	4.400%	10/15/44	400	343
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	825
	MidAmerican Energy Co.	3.650%	8/1/48	575	429
	MidAmerican Energy Co.	5.850%	9/15/54	815	839
	MidAmerican Energy Co.	5.300%	2/1/55	900	855
[4]	Mississippi Power Co.	4.250%	3/15/42	375	320
	National Fuel Gas Co.	3.950%	9/15/27	275	271
	National Fuel Gas Co.	4.750%	9/1/28	750	751
	National Fuel Gas Co.	5.500%	3/15/30	195	200
	National Fuel Gas Co.	2.950%	3/1/31	100	89
	National Fuel Gas Co.	5.950%	3/15/35	495	506
	National Grid plc	5.602%	6/12/28	500	518
	National Grid plc	5.418%	1/11/34	600	616
	National Grid USA	5.803%	4/1/35	250	256
[4]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	700	711
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	750	750
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	300	294
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	250	254
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	247
[4]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	500	510
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	784	768
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	2,000	2,059
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/30	625	639
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	391

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	500	513
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	300	255
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	966
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	238
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	531
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	500	503
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	333
[4]	Nevada Power Co.	3.700%	5/1/29	500	489
[4]	Nevada Power Co.	2.400%	5/1/30	441	404
[4]	Nevada Power Co.	6.650%	4/1/36	410	452
[4]	Nevada Power Co.	3.125%	8/1/50	300	191
[4]	Nevada Power Co.	5.900%	5/1/53	500	498
	Nevada Power Co.	6.000%	3/15/54	400	407
	Nevada Power Co.	6.250%	5/15/55	100	100
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	691
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	919	925
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	750	761
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	566	574
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	750	762
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	339
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	280
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	256
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/30	950	973
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	3,000	2,704
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	300	260
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	700	721
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	873
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	2,218	2,238
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/35	1,400	1,428
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	906
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,600	1,539
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	950	987
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	825	850
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/55	1,500	1,505
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	800	765
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	298
	NiSource Inc.	3.490%	5/15/27	500	493
	NiSource Inc.	5.250%	3/30/28	550	563
	NiSource Inc.	5.200%	7/1/29	933	958
	NiSource Inc.	2.950%	9/1/29	1,614	1,523
	NiSource Inc.	3.600%	5/1/30	500	480
	NiSource Inc.	1.700%	2/15/31	500	428
	NiSource Inc.	5.350%	4/1/34	1,058	1,077
	NiSource Inc.	5.350%	7/15/35	800	806
	NiSource Inc.	5.950%	6/15/41	882	897
	NiSource Inc.	5.250%	2/15/43	200	187
	NiSource Inc.	5.650%	2/1/45	267	261
	NiSource Inc.	4.375%	5/15/47	575	474
	NiSource Inc.	5.000%	6/15/52	302	267
	NiSource Inc.	6.950%	11/30/54	105	109
	NiSource Inc.	6.375%	3/31/55	600	604
	NiSource Inc.	5.850%	4/1/55	870	862
	Northern States Power Co.	2.250%	4/1/31	500	450
	Northern States Power Co.	5.050%	5/15/35	200	202
	Northern States Power Co.	6.250%	6/1/36	325	358
	Northern States Power Co.	6.200%	7/1/37	250	272
	Northern States Power Co.	5.350%	11/1/39	375	380
	Northern States Power Co.	3.400%	8/15/42	410	315
	Northern States Power Co.	4.000%	8/15/45	200	161
	Northern States Power Co.	2.900%	3/1/50	1,890	1,232
	Northern States Power Co.	2.600%	6/1/51	374	226
	Northern States Power Co.	3.200%	4/1/52	500	340
	Northern States Power Co.	4.500%	6/1/52	450	382
	Northern States Power Co.	5.100%	5/15/53	400	370
	Northern States Power Co.	5.400%	3/15/54	500	484
	Northern States Power Co.	5.650%	6/15/54	800	807
	Northern States Power Co.	5.650%	5/15/55	300	300
	Northwest Natural Holding Co.	7.000%	9/15/55	200	202
	NorthWestern Corp.	4.176%	11/15/44	500	406
	NSTAR Electric Co.	3.200%	5/15/27	1,350	1,327

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NSTAR Electric Co.	3.250%	5/15/29	300	289
	NSTAR Electric Co.	4.850%	3/1/30	539	548
	NSTAR Electric Co.	5.400%	6/1/34	250	256
	NSTAR Electric Co.	5.200%	3/1/35	413	417
	NSTAR Electric Co.	5.500%	3/15/40	290	294
	NSTAR Electric Co.	4.950%	9/15/52	350	311
	OGE Energy Corp.	5.450%	5/15/29	150	156
	Oglethorpe Power Corp.	5.950%	11/1/39	100	103
	Oglethorpe Power Corp.	5.375%	11/1/40	1,130	1,104
	Oglethorpe Power Corp.	5.050%	10/1/48	350	309
	Oglethorpe Power Corp.	5.250%	9/1/50	300	267
	Oglethorpe Power Corp.	6.200%	12/1/53	350	357
	Oglethorpe Power Corp.	5.800%	6/1/54	400	389
	Oglethorpe Power Corp.	5.900%	2/1/55	700	688
[4]	Ohio Power Co.	1.625%	1/15/31	700	594
	Ohio Power Co.	5.000%	6/1/33	500	500
	Ohio Power Co.	5.650%	6/1/34	1,000	1,027
	Ohio Power Co.	4.000%	6/1/49	500	378
[4]	Ohio Power Co.	2.900%	10/1/51	700	427
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	297
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	500	477
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	600	569
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	300	310
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	179
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	190
	Oklahoma Gas & Electric Co.	5.800%	4/1/55	202	202
[9]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	263	264
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	500	502
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	148
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	500	505
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,160
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	247
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,143
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	575	604
[9]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	195	199
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	461
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	441
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	154
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	188
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	315
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	565	421
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	146
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	735
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,500	1,332
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	237
	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	400	387
[9]	Oncor Electric Delivery Co. LLC	5.800%	4/1/55	287	288
	ONE Gas Inc.	5.100%	4/1/29	1,200	1,231
	ONE Gas Inc.	2.000%	5/15/30	200	179
	ONE Gas Inc.	4.658%	2/1/44	507	446
	Pacific Gas & Electric Co.	3.300%	3/15/27	1,000	977
	Pacific Gas & Electric Co.	2.100%	8/1/27	650	616
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	570
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,649
	Pacific Gas & Electric Co.	6.100%	1/15/29	1,350	1,399
	Pacific Gas & Electric Co.	5.550%	5/15/29	700	711
	Pacific Gas & Electric Co.	4.550%	7/1/30	3,150	3,074
	Pacific Gas & Electric Co.	2.500%	2/1/31	2,500	2,170
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	449
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	364
	Pacific Gas & Electric Co.	5.900%	6/15/32	500	511
	Pacific Gas & Electric Co.	6.150%	1/15/33	550	567
	Pacific Gas & Electric Co.	6.400%	6/15/33	442	462
	Pacific Gas & Electric Co.	6.950%	3/15/34	675	726
	Pacific Gas & Electric Co.	5.800%	5/15/34	1,800	1,800
	Pacific Gas & Electric Co.	5.700%	3/1/35	620	615
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,913
	Pacific Gas & Electric Co.	3.300%	8/1/40	800	573
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	387
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,215

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	813
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,700	1,197
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,417
	Pacific Gas & Electric Co.	6.700%	4/1/53	500	501
	Pacific Gas & Electric Co.	5.900%	10/1/54	1,000	905
	Pacific Gas & Electric Co.	6.150%	3/1/55	596	559
	PacifiCorp	5.100%	2/15/29	1,000	1,020
	PacifiCorp	3.500%	6/15/29	1,000	966
	PacifiCorp	2.700%	9/15/30	341	311
	PacifiCorp	5.300%	2/15/31	212	218
	PacifiCorp	5.450%	2/15/34	650	659
	PacifiCorp	5.250%	6/15/35	475	475
	PacifiCorp	6.100%	8/1/36	525	550
	PacifiCorp	5.750%	4/1/37	410	417
	PacifiCorp	6.250%	10/15/37	275	291
	PacifiCorp	6.350%	7/15/38	250	266
	PacifiCorp	6.000%	1/15/39	500	516
	PacifiCorp	4.125%	1/15/49	525	402
	PacifiCorp	4.150%	2/15/50	200	153
	PacifiCorp	2.900%	6/15/52	816	485
	PacifiCorp	5.350%	12/1/53	250	225
	PacifiCorp	5.500%	5/15/54	1,000	920
	PacifiCorp	5.800%	1/15/55	2,765	2,648
	PECO Energy Co.	4.900%	6/15/33	500	508
	PECO Energy Co.	3.000%	9/15/49	1,000	656
	PECO Energy Co.	2.800%	6/15/50	1,000	628
	PECO Energy Co.	3.050%	3/15/51	500	327
	PECO Energy Co.	2.850%	9/15/51	500	315
	PECO Energy Co.	4.600%	5/15/52	500	427
	PECO Energy Co.	5.250%	9/15/54	200	189
[4]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	202	185
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	458
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	246
[4]	PG&E Recovery Funding LLC	4.838%	6/1/33	551	556
[4]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,313
[4]	PG&E Recovery Funding LLC	5.231%	6/1/42	600	597
[4]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	401
[4]	PG&E Recovery Funding LLC	5.529%	6/1/49	1,200	1,179
[4]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	402	394
[4]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	182	180
[4]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	236
[4]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	366
[4]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	292
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,009
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	973
[4]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	215
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	323
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	368
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	445
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	700	721
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	750	754
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	130
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	254
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	535
	Pinnacle West Capital Corp.	4.900%	5/15/28	290	294
	Pinnacle West Capital Corp.	5.150%	5/15/30	250	256
	Potomac Electric Power Co.	5.200%	3/15/34	200	204
	Potomac Electric Power Co.	6.500%	11/15/37	400	447
	Potomac Electric Power Co.	4.150%	3/15/43	550	456
	Potomac Electric Power Co.	5.500%	3/15/54	200	195
	PPL Capital Funding Inc.	5.250%	9/1/34	300	303
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	559
	PPL Electric Utilities Corp.	4.850%	2/15/34	550	551
	PPL Electric Utilities Corp.	6.250%	5/15/39	800	882
	PPL Electric Utilities Corp.	4.125%	6/15/44	450	377
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	249
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	278
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	244
	PPL Electric Utilities Corp.	5.250%	5/15/53	500	478
	Progress Energy Inc.	7.750%	3/1/31	510	587

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progress Energy Inc.	7.000%	10/30/31	200	226
	Progress Energy Inc.	6.000%	12/1/39	480	501
	Public Service Co. of Colorado	3.700%	6/15/28	300	296
[4]	Public Service Co. of Colorado	1.900%	1/15/31	300	260
	Public Service Co. of Colorado	1.875%	6/15/31	450	387
[4]	Public Service Co. of Colorado	4.100%	6/1/32	300	287
	Public Service Co. of Colorado	5.350%	5/15/34	1,400	1,421
[4]	Public Service Co. of Colorado	6.250%	9/1/37	300	322
	Public Service Co. of Colorado	3.600%	9/15/42	225	173
	Public Service Co. of Colorado	4.300%	3/15/44	700	576
	Public Service Co. of Colorado	4.100%	6/15/48	300	233
[4]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	865
[4]	Public Service Co. of Colorado	4.500%	6/1/52	400	326
	Public Service Co. of Colorado	5.250%	4/1/53	675	619
	Public Service Co. of Colorado	5.750%	5/15/54	250	246
	Public Service Co. of Colorado	5.850%	5/15/55	800	794
	Public Service Co. of New Hampshire	5.350%	10/1/33	250	259
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	181
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	463
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	505
	Public Service Co. of Oklahoma	5.200%	1/15/35	400	400
	Public Service Co. of Oklahoma	5.450%	1/15/36	550	554
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	245
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	185
[4]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	458
[4]	Public Service Electric & Gas Co.	4.900%	12/15/32	300	305
[4]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	497
[4]	Public Service Electric & Gas Co.	5.200%	3/1/34	500	513
	Public Service Electric & Gas Co.	4.850%	8/1/34	650	649
[4]	Public Service Electric & Gas Co.	5.050%	3/1/35	287	290
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	433
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	778
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	205
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	271
[4]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	509
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	530
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	266
[4]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	327
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	250	235
[4]	Public Service Electric & Gas Co.	5.450%	3/1/54	700	686
	Public Service Electric & Gas Co.	5.300%	8/1/54	1,300	1,246
[4]	Public Service Electric & Gas Co.	5.500%	3/1/55	258	255
	Public Service Enterprise Group Inc.	5.850%	11/15/27	300	311
	Public Service Enterprise Group Inc.	5.875%	10/15/28	500	523
	Public Service Enterprise Group Inc.	5.200%	4/1/29	3,000	3,087
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	649
	Public Service Enterprise Group Inc.	5.450%	4/1/34	250	256
	Puget Energy Inc.	2.379%	6/15/28	85	80
	Puget Energy Inc.	4.100%	6/15/30	400	387
	Puget Energy Inc.	4.224%	3/15/32	400	376
[9]	Puget Energy Inc.	5.725%	3/15/35	547	551
	Puget Sound Energy Inc.	5.330%	6/15/34	300	306
	Puget Sound Energy Inc.	6.274%	3/15/37	450	485
	Puget Sound Energy Inc.	5.757%	10/1/39	495	511
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	863
	Puget Sound Energy Inc.	4.223%	6/15/48	500	399
	Puget Sound Energy Inc.	5.685%	6/15/54	300	294
	San Diego Gas & Electric Co.	4.950%	8/15/28	500	510
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	436
[4]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	450
	San Diego Gas & Electric Co.	5.400%	4/15/35	293	299
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	262
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	451
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	240
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	252
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	535
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	359
	San Diego Gas & Electric Co.	5.350%	4/1/53	250	233
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,000	962
[4]	SCE Recovery Funding LLC	4.697%	6/15/40	293	284

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	SCE Recovery Funding LLC	2.943%	11/15/42	225	184
[4]	SCE Recovery Funding LLC	3.240%	11/15/46	150	104
[4]	SCE Recovery Funding LLC	5.112%	12/15/47	275	257
	Sempra	3.250%	6/15/27	1,575	1,543
	Sempra	3.400%	2/1/28	1,650	1,611
	Sempra	3.700%	4/1/29	500	487
	Sempra	3.800%	2/1/38	900	746
	Sempra	6.000%	10/15/39	639	648
	Sempra	4.000%	2/1/48	400	295
	Sempra	4.125%	4/1/52	950	915
	Sempra	6.400%	10/1/54	575	545
	Sempra	6.875%	10/1/54	1,000	1,011
	Sempra	6.550%	4/1/55	375	355
	Sempra	6.625%	4/1/55	650	626
	Sierra Pacific Power Co.	5.900%	3/15/54	500	502
	Southern California Edison Co.	4.400%	9/6/26	350	349
	Southern California Edison Co.	4.875%	2/1/27	500	503
	Southern California Edison Co.	5.850%	11/1/27	500	512
[4]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,368
	Southern California Edison Co.	5.300%	3/1/28	525	532
	Southern California Edison Co.	5.650%	10/1/28	500	512
[4]	Southern California Edison Co.	4.200%	3/1/29	200	196
	Southern California Edison Co.	6.650%	4/1/29	850	891
	Southern California Edison Co.	5.150%	6/1/29	825	835
	Southern California Edison Co.	2.850%	8/1/29	825	764
	Southern California Edison Co.	2.250%	6/1/30	300	264
[4]	Southern California Edison Co.	2.500%	6/1/31	500	434
	Southern California Edison Co.	2.750%	2/1/32	330	284
	Southern California Edison Co.	5.950%	11/1/32	600	616
	Southern California Edison Co.	5.200%	6/1/34	800	776
	Southern California Edison Co.	5.450%	3/1/35	500	491
[4]	Southern California Edison Co.	5.750%	4/1/35	1,008	1,028
[4]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,106
	Southern California Edison Co.	5.625%	2/1/36	500	487
[4]	Southern California Edison Co.	5.550%	1/15/37	200	193
[4]	Southern California Edison Co.	5.950%	2/1/38	200	200
	Southern California Edison Co.	5.500%	3/15/40	400	376
	Southern California Edison Co.	4.500%	9/1/40	505	422
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,468
[4]	Southern California Edison Co.	3.600%	2/1/45	150	103
	Southern California Edison Co.	4.000%	4/1/47	1,420	1,020
[4]	Southern California Edison Co.	4.125%	3/1/48	470	341
[4]	Southern California Edison Co.	4.875%	3/1/49	400	320
[4]	Southern California Edison Co.	2.950%	2/1/51	500	292
[4]	Southern California Edison Co.	3.650%	6/1/51	500	330
	Southern California Edison Co.	3.450%	2/1/52	500	316
[4]	Southern California Edison Co.	5.450%	6/1/52	500	431
	Southern California Edison Co.	5.700%	3/1/53	1,000	899
	Southern California Edison Co.	5.875%	12/1/53	850	776
	Southern California Edison Co.	5.750%	4/15/54	450	403
	Southern California Gas Co.	2.950%	4/15/27	600	588
[4]	Southern California Gas Co.	2.550%	2/1/30	450	414
	Southern California Gas Co.	5.050%	9/1/34	400	403
	Southern California Gas Co.	5.450%	6/15/35	200	204
	Southern California Gas Co.	3.750%	9/15/42	330	256
[4]	Southern California Gas Co.	4.125%	6/1/48	325	253
[4]	Southern California Gas Co.	4.300%	1/15/49	200	161
[4]	Southern California Gas Co.	3.950%	2/15/50	250	187
	Southern California Gas Co.	6.350%	11/15/52	1,000	1,070
	Southern California Gas Co.	5.750%	6/1/53	700	688
	Southern California Gas Co.	5.600%	4/1/54	250	244
	Southern California Gas Co.	6.000%	6/15/55	325	331
	Southern Co.	3.250%	7/1/26	500	495
	Southern Co.	5.113%	8/1/27	650	660
[4]	Southern Co.	1.750%	3/15/28	50	47
	Southern Co.	4.850%	6/15/28	1,500	1,526
	Southern Co.	5.500%	3/15/29	1,550	1,614
	Southern Co.	5.700%	10/15/32	500	526
	Southern Co.	5.200%	6/15/33	1,200	1,222
	Southern Co.	4.850%	3/15/35	1,500	1,468

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	4.250%	7/1/36	575	527
	Southern Co.	4.400%	7/1/46	885	737
[4]	Southern Co.	3.750%	9/15/51	900	887
[4]	Southern Co.	6.375%	3/15/55	1,519	1,565
[4]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	860
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	531	540
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	750	787
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	300	297
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	128
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	441
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	225	173
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	407
	Southern Power Co.	5.150%	9/15/41	506	478
	Southern Power Co.	5.250%	7/15/43	500	469
[4]	Southern Power Co.	4.950%	12/15/46	300	260
	Southwest Gas Corp.	5.800%	12/1/27	500	516
	Southwest Gas Corp.	3.700%	4/1/28	450	441
	Southwest Gas Corp.	2.200%	6/15/30	625	562
	Southwest Gas Corp.	4.050%	3/15/32	450	427
	Southwest Gas Corp.	3.800%	9/29/46	250	184
	Southwest Gas Corp.	4.150%	6/1/49	200	152
[4]	Southwestern Electric Power Co.	2.750%	10/1/26	300	294
[4]	Southwestern Electric Power Co.	4.100%	9/15/28	550	545
	Southwestern Electric Power Co.	5.300%	4/1/33	500	504
	Southwestern Electric Power Co.	6.200%	3/15/40	300	313
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	752
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	375	274
	Southwestern Electric Power Co.	3.250%	11/1/51	500	322
	Southwestern Public Service Co.	5.300%	5/15/35	675	677
	Southwestern Public Service Co.	4.500%	8/15/41	345	299
	Southwestern Public Service Co.	3.400%	8/15/46	450	313
[4]	Southwestern Public Service Co.	4.400%	11/15/48	500	401
	Southwestern Public Service Co.	3.750%	6/15/49	259	188
[4]	Southwestern Public Service Co.	3.150%	5/1/50	550	358
	Southwestern Public Service Co.	6.000%	6/1/54	600	606
	Spire Missouri Inc.	4.800%	2/15/33	500	498
[4]	Spire Missouri Inc.	5.150%	8/15/34	200	203
	System Energy Resources Inc.	5.300%	12/15/34	350	346
	Tampa Electric Co.	4.900%	3/1/29	500	510
	Tampa Electric Co.	2.400%	3/15/31	500	448
	Tampa Electric Co.	5.150%	3/1/35	248	249
	Tampa Electric Co.	4.350%	5/15/44	150	126
	Tampa Electric Co.	4.300%	6/15/48	300	242
	Tampa Electric Co.	3.625%	6/15/50	250	178
	Tampa Electric Co.	5.000%	7/15/52	500	443
	Toledo Edison Co.	6.150%	5/15/37	250	270
	Tucson Electric Power Co.	3.250%	5/15/32	300	272
	Tucson Electric Power Co.	5.200%	9/15/34	250	251
	Tucson Electric Power Co.	4.850%	12/1/48	490	425
	Tucson Electric Power Co.	4.000%	6/15/50	350	263
	Tucson Electric Power Co.	5.500%	4/15/53	500	475
	Tucson Electric Power Co.	5.900%	4/15/55	519	517
	Union Electric Co.	2.950%	6/15/27	300	294
	Union Electric Co.	3.500%	3/15/29	350	342
	Union Electric Co.	2.950%	3/15/30	800	755
	Union Electric Co.	2.150%	3/15/32	500	431
	Union Electric Co.	5.200%	4/1/34	900	915
	Union Electric Co.	5.250%	4/15/35	715	730
	Union Electric Co.	3.650%	4/15/45	575	441
	Union Electric Co.	4.000%	4/1/48	75	59
	Union Electric Co.	3.250%	10/1/49	100	69
	Union Electric Co.	2.625%	3/15/51	800	476
	Union Electric Co.	3.900%	4/1/52	500	381
	Union Electric Co.	5.450%	3/15/53	500	482
	Union Electric Co.	5.250%	1/15/54	250	231
	Union Electric Co.	5.125%	3/15/55	450	417
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	300	295
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,237
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	525	522
	Virginia Electric & Power Co.	2.300%	11/15/31	500	437

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	2.400%	3/30/32	550	478
	Virginia Electric & Power Co.	5.000%	4/1/33	275	278
	Virginia Electric & Power Co.	5.300%	8/15/33	500	511
	Virginia Electric & Power Co.	5.000%	1/15/34	250	250
	Virginia Electric & Power Co.	5.050%	8/15/34	100	100
	Virginia Electric & Power Co.	5.150%	3/15/35	1,075	1,080
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	375	395
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	500	526
	Virginia Electric & Power Co.	6.350%	11/30/37	575	619
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	500	439
	Virginia Electric & Power Co.	4.450%	2/15/44	511	434
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	652	532
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	500	387
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	425	319
	Virginia Electric & Power Co.	4.600%	12/1/48	550	466
	Virginia Electric & Power Co.	3.300%	12/1/49	400	268
	Virginia Electric & Power Co.	2.450%	12/15/50	2,000	1,125
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	624
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	500	422
	Virginia Electric & Power Co.	5.450%	4/1/53	525	499
	Virginia Electric & Power Co.	5.700%	8/15/53	500	493
	Virginia Electric & Power Co.	5.550%	8/15/54	350	338
	Virginia Electric & Power Co.	5.650%	3/15/55	875	862
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	100	101
[4]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	650	660
[4]	Washington Gas Light Co.	3.796%	9/15/46	350	263
[4]	Washington Gas Light Co.	3.650%	9/15/49	500	359
	WEC Energy Group Inc.	5.600%	9/12/26	209	212
	WEC Energy Group Inc.	5.150%	10/1/27	500	509
	WEC Energy Group Inc.	1.375%	10/15/27	500	469
	WEC Energy Group Inc.	4.750%	1/15/28	500	506
	WEC Energy Group Inc.	2.200%	12/15/28	500	466
	WEC Energy Group Inc.	1.800%	10/15/30	343	301
	Wisconsin Electric Power Co.	1.700%	6/15/28	50	47
	Wisconsin Electric Power Co.	5.000%	5/15/29	500	513
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	435
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	212
	Wisconsin Electric Power Co.	4.600%	10/1/34	250	247
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	204
	Wisconsin Electric Power Co.	5.050%	10/1/54	500	450
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	501
	Wisconsin Power & Light Co.	5.375%	3/30/34	300	307
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	328
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	179
	Wisconsin Public Service Corp.	4.550%	12/1/29	500	506
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	58
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	307
	Xcel Energy Inc.	1.750%	3/15/27	500	478
	Xcel Energy Inc.	4.750%	3/21/28	300	303
	Xcel Energy Inc.	4.000%	6/15/28	1,000	992
	Xcel Energy Inc.	2.600%	12/1/29	240	222
	Xcel Energy Inc.	3.400%	6/1/30	450	427
	Xcel Energy Inc.	2.350%	11/15/31	500	433
	Xcel Energy Inc.	5.500%	3/15/34	675	686
	Xcel Energy Inc.	5.600%	4/15/35	455	464
	Xcel Energy Inc.	6.500%	7/1/36	610	657
	Xcel Energy Inc.	3.500%	12/1/49	400	274
					557,333
Total Corporate Bonds (Cost $6,036,814)					5,637,812
Sovereign Bonds (1.2%)
[4]	African Development Bank	0.875%	7/22/26	1,600	1,549
	African Development Bank	4.625%	1/4/27	1,100	1,112
	African Development Bank	4.125%	2/25/27	1,800	1,807
[4]	African Development Bank	4.375%	11/3/27	250	253
	African Development Bank	4.375%	3/14/28	4,500	4,571
	African Development Bank	3.875%	6/12/28	1,449	1,454
	African Development Bank	3.500%	9/18/29	1,750	1,728
	African Development Bank	4.000%	3/18/30	2,050	2,064

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	African Development Bank	4.500%	6/12/35	379	385
[4]	African Development Bank	5.750%	Perpetual	300	288
[4]	Asian Development Bank	1.750%	8/14/26	1,841	1,797
[4]	Asian Development Bank	2.625%	1/12/27	800	785
[4]	Asian Development Bank	4.125%	1/12/27	2,500	2,510
[4]	Asian Development Bank	1.500%	1/20/27	3,525	3,401
[4]	Asian Development Bank	2.500%	11/2/27	2,985	2,902
[4]	Asian Development Bank	4.375%	1/14/28	2,005	2,035
[4]	Asian Development Bank	2.750%	1/19/28	1,000	976
[4]	Asian Development Bank	3.750%	4/25/28	2,425	2,425
[4]	Asian Development Bank	1.250%	6/9/28	500	465
[4]	Asian Development Bank	4.500%	8/25/28	2,900	2,963
[4]	Asian Development Bank	3.125%	9/26/28	1,600	1,569
[4]	Asian Development Bank	4.375%	3/6/29	2,350	2,398
[4]	Asian Development Bank	3.625%	8/28/29	2,655	2,638
[4]	Asian Development Bank	1.750%	9/19/29	200	184
[4]	Asian Development Bank	1.875%	1/24/30	1,000	919
[4]	Asian Development Bank	4.125%	5/30/30	3,319	3,360
[4]	Asian Development Bank	0.750%	10/8/30	1,500	1,278
[4]	Asian Development Bank	1.500%	3/4/31	3,000	2,632
	Asian Development Bank	3.125%	4/27/32	2,500	2,363
[4]	Asian Development Bank	3.875%	9/28/32	900	889
[4]	Asian Development Bank	4.000%	1/12/33	1,880	1,869
[4]	Asian Development Bank	3.875%	6/14/33	1,675	1,647
[4]	Asian Development Bank	4.125%	1/12/34	2,000	1,987
	Asian Development Bank	4.375%	3/22/35	4,535	4,575
	Asian Infrastructure Investment Bank	4.875%	9/14/26	1,410	1,425
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,138
	Asian Infrastructure Investment Bank	4.125%	1/18/29	1,500	1,517
	Asian Infrastructure Investment Bank	4.500%	1/16/30	1,457	1,497
	Asian Infrastructure Investment Bank	4.250%	3/13/34	625	626
	Asian Infrastructure Investment Bank	4.500%	5/21/35	624	636
	Canadian Government Bond	3.750%	4/26/28	2,500	2,503
	Canadian Government Bond	4.625%	4/30/29	1,705	1,756
	Canadian Government Bond	4.000%	3/18/30	2,375	2,393
	Corp. Andina de Fomento	2.250%	2/8/27	620	602
	Corp. Andina de Fomento	6.000%	4/26/27	900	929
	Corp. Andina de Fomento	4.125%	1/7/28	450	450
	Corp. Andina de Fomento	4.125%	6/30/28	546	547
	Corp. Andina de Fomento	5.000%	1/24/29	500	514
	Corp. Andina de Fomento	5.000%	1/22/30	1,429	1,473
	Council of Europe Development Bank	0.875%	9/22/26	1,000	964
	Council of Europe Development Bank	4.625%	6/11/27	529	537
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,315
[4]	Council of Europe Development Bank	3.625%	5/8/28	435	434
	Council of Europe Development Bank	4.125%	1/24/29	400	404
	Council of Europe Development Bank	4.500%	1/15/30	1,700	1,746
	Equinor ASA	3.000%	4/6/27	941	926
	Equinor ASA	3.625%	9/10/28	1,200	1,184
	Equinor ASA	3.125%	4/6/30	500	477
	Equinor ASA	2.375%	5/22/30	1,500	1,376
	Equinor ASA	5.100%	8/17/40	2,100	2,074
	Equinor ASA	4.250%	11/23/41	325	287
	Equinor ASA	3.950%	5/15/43	175	147
	Equinor ASA	4.800%	11/8/43	1,015	938
	Equinor ASA	3.250%	11/18/49	750	524
	Equinor ASA	3.700%	4/6/50	2,360	1,780
[4]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,706
	European Bank for Reconstruction & Development	4.125%	1/25/29	200	202
[4]	European Bank for Reconstruction & Development	4.250%	3/13/34	850	849
	European Investment Bank	0.750%	10/26/26	1,950	1,872
[4]	European Investment Bank	1.375%	3/15/27	2,775	2,664
	European Investment Bank	4.375%	3/19/27	3,400	3,431
	European Investment Bank	2.375%	5/24/27	5,166	5,033
	European Investment Bank	0.625%	10/21/27	500	466
	European Investment Bank	3.250%	11/15/27	2,500	2,473
	European Investment Bank	3.875%	3/15/28	4,300	4,317
	European Investment Bank	3.875%	6/15/28	3,550	3,565
	European Investment Bank	4.500%	10/16/28	2,775	2,840
	European Investment Bank	4.000%	2/15/29	2,300	2,318

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	4.750%	6/15/29	5,000	5,177
	European Investment Bank	1.625%	10/9/29	350	320
	European Investment Bank	3.750%	11/15/29	4,200	4,192
	European Investment Bank	4.500%	3/14/30	5,618	5,781
	European Investment Bank	0.875%	5/17/30	400	348
	European Investment Bank	3.625%	7/15/30	3,775	3,737
	European Investment Bank	0.750%	9/23/30	1,200	1,025
	European Investment Bank	1.250%	2/14/31	3,000	2,603
	European Investment Bank	4.250%	8/16/32	8,470	8,580
	European Investment Bank	3.750%	2/14/33	2,100	2,057
	European Investment Bank	4.125%	2/13/34	3,600	3,580
	European Investment Bank	4.625%	2/12/35	4,385	4,513
	European Investment Bank	4.875%	2/15/36	1,300	1,363
[10]	Export Development Canada	3.000%	5/25/27	1,700	1,674
[10]	Export Development Canada	3.750%	9/7/27	2,095	2,094
[10]	Export Development Canada	3.875%	2/14/28	1,900	1,906
[10]	Export Development Canada	4.125%	2/13/29	2,750	2,781
[10]	Export Development Canada	4.000%	6/20/30	1,500	1,510
[10]	Export Development Canada	4.750%	6/5/34	740	767
	Export-Import Bank of Korea	1.125%	12/29/26	205	196
	Export-Import Bank of Korea	4.625%	1/11/27	200	201
	Export-Import Bank of Korea	1.625%	1/18/27	400	385
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	989
	Export-Import Bank of Korea	4.000%	9/11/27	450	449
	Export-Import Bank of Korea	4.250%	9/15/27	650	651
	Export-Import Bank of Korea	4.125%	10/17/27	500	500
	Export-Import Bank of Korea	5.000%	1/11/28	500	510
	Export-Import Bank of Korea	4.625%	1/14/28	750	759
	Export-Import Bank of Korea	4.500%	1/11/29	200	202
	Export-Import Bank of Korea	4.000%	9/11/29	600	596
	Export-Import Bank of Korea	4.875%	1/14/30	1,000	1,029
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,381
	Export-Import Bank of Korea	1.375%	2/9/31	500	430
	Export-Import Bank of Korea	2.125%	1/18/32	650	560
	Export-Import Bank of Korea	4.500%	9/15/32	500	497
	Export-Import Bank of Korea	5.125%	1/11/33	730	752
	Export-Import Bank of Korea	5.125%	9/18/33	600	619
	Export-Import Bank of Korea	5.250%	1/14/35	1,000	1,044
	Export-Import Bank of Korea	2.500%	6/29/41	875	619
[4]	Hong Kong Government International Bond	1.750%	11/24/31	625	534
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,582
	Inter-American Development Bank	4.375%	2/1/27	1,760	1,774
	Inter-American Development Bank	2.375%	7/7/27	800	778
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,456
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,577
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,849
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,157
	Inter-American Development Bank	4.125%	2/15/29	2,100	2,123
	Inter-American Development Bank	2.250%	6/18/29	1,000	943
	Inter-American Development Bank	4.500%	2/15/30	3,284	3,376
	Inter-American Development Bank	3.750%	6/14/30	3,373	3,360
[4]	Inter-American Development Bank	1.125%	1/13/31	3,500	3,018
[4]	Inter-American Development Bank	3.625%	9/17/31	2,625	2,570
[4]	Inter-American Development Bank	3.500%	4/12/33	1,925	1,845
[4]	Inter-American Development Bank	4.500%	9/13/33	2,300	2,347
	Inter-American Development Bank	4.375%	7/17/34	1,722	1,739
	Inter-American Development Bank	3.200%	8/7/42	550	440
	Inter-American Development Bank	4.375%	1/24/44	450	418
	Inter-American Investment Corp.	3.625%	2/17/27	200	199
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,057
	Inter-American Investment Corp.	4.750%	9/19/28	475	488
	Inter-American Investment Corp.	4.250%	2/14/29	775	784
	Inter-American Investment Corp.	4.250%	4/1/30	1,363	1,380
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,204
	International Bank for Reconstruction & Development	4.000%	8/27/26	692	692
[4]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	347
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	6,170
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,329
	International Bank for Reconstruction & Development	3.625%	5/5/28	3,752	3,741
	International Bank for Reconstruction & Development	3.500%	7/12/28	4,250	4,219

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	4.625%	8/1/28	3,525	3,613
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,260
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	496
	International Bank for Reconstruction & Development	3.875%	10/16/29	2,295	2,300
[4]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,378
	International Bank for Reconstruction & Development	3.875%	2/14/30	5,475	5,485
	International Bank for Reconstruction & Development	4.125%	3/20/30	7,325	7,416
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	869
	International Bank for Reconstruction & Development	4.000%	7/25/30	2,925	2,944
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,635
	International Bank for Reconstruction & Development	4.000%	1/10/31	2,000	2,008
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,198
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,373
[4]	International Bank for Reconstruction & Development	4.625%	1/15/32	4,600	4,757
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,729
	International Bank for Reconstruction & Development	4.000%	5/6/32	4,602	4,589
	International Bank for Reconstruction & Development	4.750%	11/14/33	1,500	1,558
	International Bank for Reconstruction & Development	3.875%	8/28/34	2,500	2,430
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	465
[4]	International Finance Corp.	4.375%	1/15/27	850	856
[4]	International Finance Corp.	4.500%	1/21/28	989	1,007
[4]	International Finance Corp.	4.500%	7/13/28	850	868
[4]	International Finance Corp.	4.250%	7/2/29	3,000	3,050
[4]	International Finance Corp.	3.875%	7/2/30	2,090	2,094
	International Finance Corp.	0.750%	8/27/30	800	684
[11]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,469
[11]	Japan Bank for International Cooperation	2.875%	7/21/27	500	490
[11]	Japan Bank for International Cooperation	4.625%	7/22/27	1,276	1,293
[11]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,141
[7,11]	Japan Bank for International Cooperation	3.875%	7/3/28	2,040	2,041
[11]	Japan Bank for International Cooperation	4.625%	7/19/28	575	587
[11]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,276
[11]	Japan Bank for International Cooperation	4.875%	10/18/28	200	206
[11]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,480
[11]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,810
[11]	Japan Bank for International Cooperation	2.000%	10/17/29	300	277
[11]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	859
[11]	Japan Bank for International Cooperation	4.375%	1/24/31	300	304
[11]	Japan Bank for International Cooperation	1.875%	4/15/31	500	443
[11]	Japan Bank for International Cooperation	4.625%	4/17/34	1,000	1,015
[11]	Japan International Cooperation Agency	2.750%	4/27/27	700	683
[11]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,954
[11]	Japan International Cooperation Agency	4.000%	5/23/28	600	600
[11]	Japan International Cooperation Agency	3.375%	6/12/28	550	540
[11]	Japan International Cooperation Agency	4.750%	5/21/29	406	416
[11]	Japan International Cooperation Agency	1.000%	7/22/30	200	172
[11]	Japan International Cooperation Agency	1.750%	4/28/31	500	437
[12]	KFW	4.625%	8/7/26	3,275	3,298
[12]	KFW	1.000%	10/1/26	9,000	8,683
[12]	KFW	4.375%	3/1/27	2,925	2,951
[12]	KFW	3.000%	5/20/27	585	577
[12]	KFW	4.000%	6/28/27	5,630	5,654
[12]	KFW	3.500%	8/27/27	1,000	995
[12]	KFW	3.750%	2/15/28	3,825	3,828
[12]	KFW	2.875%	4/3/28	2,300	2,249
[12]	KFW	3.875%	6/15/28	3,525	3,540
[12]	KFW	4.000%	3/15/29	6,200	6,248
[12]	KFW	1.750%	9/14/29	900	830
[12]	KFW	4.625%	3/18/30	390	404
[12]	KFW	3.750%	7/15/30	2,295	2,287
[12]	KFW	0.750%	9/30/30	2,000	1,708
[12]	KFW	4.750%	10/29/30	1,275	1,328
[12]	KFW	4.125%	7/15/33	3,200	3,190
[12]	KFW	4.375%	2/28/34	1,275	1,289
[12]	KFW	0.000%	4/18/36	600	375
[12]	KFW	0.000%	6/29/37	1,700	1,003
	Korea Development Bank	5.375%	10/23/26	500	508
	Korea Development Bank	4.625%	2/15/27	900	907
	Korea Development Bank	1.375%	4/25/27	500	476
	Korea Development Bank	4.125%	10/16/27	450	450

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Korea Development Bank	4.625%	2/3/28	800	810
	Korea Development Bank	4.375%	2/15/28	2,150	2,165
	Korea Development Bank	5.375%	10/23/28	500	519
	Korea Development Bank	4.500%	2/15/29	1,000	1,011
	Korea Development Bank	4.875%	2/3/30	800	823
	Korea Development Bank	1.625%	1/19/31	1,000	872
	Korea Development Bank	2.000%	10/25/31	500	439
	Korea Development Bank	4.375%	2/15/33	1,600	1,570
	Korea Development Bank	5.625%	10/23/33	500	532
[4,12]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	806
[4,12]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,550
[4,12]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	1,250	1,255
[12]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	1,090	1,122
[12]	Landwirtschaftliche Rentenbank	4.125%	5/28/30	654	663
[12]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	860
[4,12]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	800	842
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,945
	Nordic Investment Bank	4.250%	2/28/29	1,075	1,092
	Nordic Investment Bank	3.750%	5/9/30	624	622
[13]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	580	588
[13]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	1,568	1,593
[13]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,993
[13]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,821
[13]	Oesterreichische Kontrollbank AG	4.000%	5/28/28	288	290
[4,13]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	600	606
[13]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	850	847
[13]	Oesterreichische Kontrollbank AG	4.500%	1/24/30	1,133	1,162
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	975	975
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,297
[4]	Oriental Republic of Uruguay	5.750%	10/28/34	1,855	1,958
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,055
[4]	Oriental Republic of Uruguay	5.442%	2/14/37	781	801
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	872
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,339
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	2,140	1,896
[4]	Oriental Republic of Uruguay	5.250%	9/10/60	1,303	1,179
	Province of Alberta	3.300%	3/15/28	1,100	1,084
	Province of Alberta	4.500%	6/26/29	1,000	1,020
	Province of Alberta	1.300%	7/22/30	2,566	2,248
	Province of Alberta	4.500%	1/24/34	1,000	999
	Province of British Columbia	0.900%	7/20/26	1,275	1,234
	Province of British Columbia	4.700%	1/24/28	2,003	2,043
	Province of British Columbia	4.800%	11/15/28	1,100	1,130
	Province of British Columbia	4.900%	4/24/29	2,100	2,171
	Province of British Columbia	1.300%	1/29/31	500	430
	Province of British Columbia	4.200%	7/6/33	1,100	1,080
	Province of British Columbia	4.750%	6/12/34	2,688	2,729
	Province of British Columbia	4.800%	6/11/35	2,372	2,404
	Province of Manitoba	4.300%	7/27/33	950	936
	Province of Manitoba	4.900%	5/31/34	665	681
	Province of New Brunswick	3.625%	2/24/28	500	495
	Province of Ontario	3.100%	5/19/27	4,025	3,966
	Province of Ontario	4.200%	1/18/29	1,600	1,615
	Province of Ontario	3.700%	9/17/29	2,325	2,302
	Province of Ontario	2.000%	10/2/29	1,700	1,571
	Province of Ontario	4.700%	1/15/30	2,047	2,108
	Province of Ontario	1.125%	10/7/30	2,800	2,415
	Province of Ontario	1.600%	2/25/31	5,000	4,376
	Province of Ontario	1.800%	10/14/31	500	433
	Province of Ontario	5.050%	4/24/34	1,457	1,512
	Province of Quebec	2.750%	4/12/27	3,250	3,183
	Province of Quebec	3.625%	4/13/28	1,150	1,143
	Province of Quebec	4.500%	4/3/29	2,525	2,575
[4]	Province of Quebec	7.500%	9/15/29	1,075	1,220
	Province of Quebec	1.350%	5/28/30	1,200	1,059
	Province of Quebec	1.900%	4/21/31	800	709
	Province of Quebec	4.500%	9/8/33	1,225	1,227
	Province of Quebec	4.250%	9/5/34	1,250	1,221
	Province of Saskatchewan	3.250%	6/8/27	700	691
	Province of Saskatchewan	4.650%	1/28/30	712	731

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Chile	2.750%	1/31/27	1,525	1,486
[4]	Republic of Chile	3.240%	2/6/28	1,810	1,759
[4]	Republic of Chile	4.850%	1/22/29	400	406
[4]	Republic of Chile	2.450%	1/31/31	921	822
[4]	Republic of Chile	2.550%	1/27/32	879	771
[4]	Republic of Chile	2.550%	7/27/33	1,859	1,568
[4]	Republic of Chile	3.500%	1/31/34	1,259	1,129
[4]	Republic of Chile	4.950%	1/5/36	1,601	1,571
[4]	Republic of Chile	5.650%	1/13/37	1,300	1,342
[4]	Republic of Chile	3.100%	5/7/41	2,440	1,815
[4]	Republic of Chile	4.340%	3/7/42	1,236	1,070
	Republic of Chile	3.860%	6/21/47	1,100	852
[4]	Republic of Chile	3.500%	1/25/50	1,915	1,364
[4]	Republic of Chile	4.000%	1/31/52	1,110	857
[4]	Republic of Chile	5.330%	1/5/54	900	845
[4]	Republic of Chile	3.100%	1/22/61	1,475	893
[4]	Republic of Chile	3.250%	9/21/71	848	515
[4]	Republic of Hungary	7.625%	3/29/41	1,350	1,519
[4]	Republic of Indonesia	4.150%	9/20/27	650	649
	Republic of Indonesia	3.500%	1/11/28	1,300	1,279
[4]	Republic of Indonesia	4.550%	1/11/28	850	857
	Republic of Indonesia	4.100%	4/24/28	1,000	998
	Republic of Indonesia	4.750%	2/11/29	1,350	1,375
	Republic of Indonesia	3.400%	9/18/29	1,100	1,064
[4]	Republic of Indonesia	5.250%	1/15/30	750	777
	Republic of Indonesia	2.850%	2/14/30	350	328
	Republic of Indonesia	3.850%	10/15/30	2,100	2,045
	Republic of Indonesia	1.850%	3/12/31	600	519
[4]	Republic of Indonesia	2.150%	7/28/31	1,100	959
[4]	Republic of Indonesia	3.550%	3/31/32	1,250	1,166
[4]	Republic of Indonesia	4.700%	2/10/34	775	761
[4]	Republic of Indonesia	4.750%	9/10/34	600	589
[4]	Republic of Indonesia	5.600%	1/15/35	925	965
	Republic of Indonesia	4.350%	1/11/48	2,075	1,735
	Republic of Indonesia	5.350%	2/11/49	750	724
	Republic of Indonesia	3.700%	10/30/49	825	616
	Republic of Indonesia	4.200%	10/15/50	2,005	1,616
	Republic of Indonesia	3.050%	3/12/51	850	559
[4]	Republic of Indonesia	4.300%	3/31/52	700	567
[4]	Republic of Indonesia	5.450%	9/20/52	200	193
[4]	Republic of Indonesia	5.650%	1/11/53	700	693
[4]	Republic of Indonesia	5.100%	2/10/54	675	627
[4]	Republic of Indonesia	5.150%	9/10/54	835	784
[4]	Republic of Indonesia	3.200%	9/23/61	800	502
	Republic of Indonesia	4.450%	4/15/70	750	595
	Republic of Indonesia	3.350%	3/12/71	500	313
[4]	Republic of Italy	2.875%	10/17/29	2,000	1,882
[4]	Republic of Italy	5.375%	6/15/33	1,925	2,008
[4]	Republic of Italy	4.000%	10/17/49	1,900	1,373
[4]	Republic of Italy	3.875%	5/6/51	2,500	1,714
	Republic of Korea	2.750%	1/19/27	2,800	2,748
	Republic of Korea	2.500%	6/19/29	900	850
	Republic of Korea	4.500%	7/3/29	500	509
	Republic of Korea	1.000%	9/16/30	1,000	858
	Republic of Korea	1.750%	10/15/31	550	478
	Republic of Korea	4.125%	6/10/44	655	569
	Republic of Korea	3.875%	9/20/48	390	318
	Republic of Panama	8.875%	9/30/27	368	399
[4]	Republic of Panama	3.875%	3/17/28	1,980	1,919
	Republic of Panama	9.375%	4/1/29	1,070	1,207
[4]	Republic of Panama	3.160%	1/23/30	400	360
[4]	Republic of Panama	7.500%	3/1/31	900	959
[4]	Republic of Panama	2.252%	9/29/32	1,945	1,484
[4]	Republic of Panama	3.298%	1/19/33	835	680
[4]	Republic of Panama	6.400%	2/14/35	1,900	1,850
[4]	Republic of Panama	6.700%	1/26/36	1,444	1,436
[4]	Republic of Panama	6.875%	1/31/36	400	399
[4]	Republic of Panama	8.000%	3/1/38	1,080	1,156
[4]	Republic of Panama	4.500%	5/15/47	600	414
[4]	Republic of Panama	4.500%	4/16/50	2,310	1,558

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Panama	4.300%	4/29/53	1,250	807
[4]	Republic of Panama	6.853%	3/28/54	1,160	1,063
[4]	Republic of Panama	4.500%	4/1/56	2,215	1,439
[4]	Republic of Panama	7.875%	3/1/57	200	204
[4]	Republic of Panama	3.870%	7/23/60	2,600	1,476
[4]	Republic of Panama	4.500%	1/19/63	1,400	900
	Republic of Peru	4.125%	8/25/27	250	250
[4]	Republic of Peru	2.783%	1/23/31	3,187	2,858
[4]	Republic of Peru	1.862%	12/1/32	1,100	879
	Republic of Peru	8.750%	11/21/33	2,135	2,609
[4]	Republic of Peru	3.000%	1/15/34	1,800	1,514
[4]	Republic of Peru	5.375%	2/8/35	770	769
[4]	Republic of Peru	5.500%	3/30/36	1,277	1,279
[4]	Republic of Peru	6.550%	3/14/37	600	650
[4]	Republic of Peru	3.300%	3/11/41	1,000	744
	Republic of Peru	5.625%	11/18/50	2,150	2,046
[4]	Republic of Peru	3.550%	3/10/51	400	275
[4]	Republic of Peru	5.875%	8/8/54	1,600	1,546
[4]	Republic of Peru	6.200%	6/30/55	1,118	1,124
[4]	Republic of Peru	2.780%	12/1/60	1,700	916
[4]	Republic of Peru	3.600%	1/15/72	850	524
[4]	Republic of Peru	3.230%	7/28/21	1,000	537
[4]	Republic of Poland	5.500%	11/16/27	1,300	1,340
[4]	Republic of Poland	4.625%	3/18/29	1,300	1,317
[4]	Republic of Poland	4.875%	2/12/30	1,500	1,528
[4]	Republic of Poland	5.750%	11/16/32	775	818
[4]	Republic of Poland	4.875%	10/4/33	2,125	2,113
[4]	Republic of Poland	5.125%	9/18/34	2,746	2,756
[4]	Republic of Poland	5.375%	2/12/35	2,325	2,370
[4]	Republic of Poland	5.500%	4/4/53	2,105	1,957
[4]	Republic of Poland	5.500%	3/18/54	2,600	2,410
	Republic of the Philippines	3.229%	3/29/27	450	441
	Republic of the Philippines	3.000%	2/1/28	1,725	1,666
	Republic of the Philippines	3.750%	1/14/29	2,000	1,963
	Republic of the Philippines	9.500%	2/2/30	1,525	1,839
	Republic of the Philippines	4.375%	3/5/30	500	501
	Republic of the Philippines	2.457%	5/5/30	2,000	1,827
	Republic of the Philippines	7.750%	1/14/31	775	899
	Republic of the Philippines	1.648%	6/10/31	1,423	1,208
	Republic of the Philippines	1.950%	1/6/32	675	573
	Republic of the Philippines	6.375%	1/15/32	600	656
	Republic of the Philippines	3.556%	9/29/32	800	742
	Republic of the Philippines	5.609%	4/13/33	400	419
	Republic of the Philippines	5.000%	7/17/33	1,050	1,061
	Republic of the Philippines	5.250%	5/14/34	800	816
	Republic of the Philippines	6.375%	10/23/34	1,825	2,008
	Republic of the Philippines	5.500%	2/4/35	1,050	1,092
	Republic of the Philippines	4.750%	3/5/35	700	687
	Republic of the Philippines	5.000%	1/13/37	400	397
	Republic of the Philippines	3.950%	1/20/40	1,500	1,292
	Republic of the Philippines	3.700%	3/1/41	1,534	1,243
	Republic of the Philippines	3.700%	2/2/42	1,885	1,511
	Republic of the Philippines	2.950%	5/5/45	1,075	733
	Republic of the Philippines	2.650%	12/10/45	1,400	905
	Republic of the Philippines	3.200%	7/6/46	1,875	1,316
	Republic of the Philippines	4.200%	3/29/47	925	754
	Republic of the Philippines	5.950%	10/13/47	600	618
	Republic of the Philippines	5.500%	1/17/48	700	684
	Republic of the Philippines	5.600%	5/14/49	800	787
	Republic of the Philippines	5.175%	9/5/49	725	672
	Republic of the Philippines	5.900%	2/4/50	850	870
[4]	State of Israel	3.250%	1/17/28	790	762
[4]	State of Israel	5.375%	3/12/29	1,700	1,731
[4]	State of Israel	5.375%	2/19/30	2,300	2,350
[4]	State of Israel	2.750%	7/3/30	1,550	1,400
[4]	State of Israel	4.500%	1/17/33	1,650	1,569
[4]	State of Israel	5.500%	3/12/34	2,300	2,326
[4]	State of Israel	5.625%	2/19/35	2,125	2,163
[4]	State of Israel	4.500%	1/30/43	1,225	1,016
[4]	State of Israel	4.125%	1/17/48	800	603

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	State of Israel	3.375%	1/15/50	1,585	1,026
[4]	State of Israel	3.875%	7/3/50	1,650	1,159
[4]	State of Israel	5.750%	3/12/54	2,500	2,320
[4]	State of Israel	4.500%	4/3/20	700	495
[4]	Svensk Exportkredit AB	4.875%	9/14/26	260	263
[4]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	972
[4,7]	Svensk Exportkredit AB	3.875%	8/4/27	2,622	2,625
[4]	Svensk Exportkredit AB	3.750%	9/13/27	1,275	1,273
	Svensk Exportkredit AB	3.750%	5/8/28	840	838
	Svensk Exportkredit AB	4.125%	6/14/28	1,000	1,008
[4]	Svensk Exportkredit AB	4.250%	2/1/29	300	303
[4]	Svensk Exportkredit AB	4.875%	10/4/30	920	958
	United Mexican States	4.150%	3/28/27	2,370	2,359
	United Mexican States	3.750%	1/11/28	1,175	1,156
[4]	United Mexican States	5.400%	2/9/28	800	816
	United Mexican States	4.500%	4/22/29	2,000	1,975
[4]	United Mexican States	5.000%	5/7/29	963	968
[4]	United Mexican States	3.250%	4/16/30	1,700	1,568
[4]	United Mexican States	6.000%	5/13/30	200	207
[4]	United Mexican States	2.659%	5/24/31	2,700	2,337
[4]	United Mexican States	8.300%	8/15/31	1,000	1,182
[4]	United Mexican States	4.750%	4/27/32	2,200	2,095
[4,7]	United Mexican States	5.850%	7/2/32	3,202	3,246
[4]	United Mexican States	7.500%	4/8/33	400	444
[4]	United Mexican States	4.875%	5/19/33	1,725	1,630
[4]	United Mexican States	3.500%	2/12/34	2,200	1,856
[4]	United Mexican States	6.750%	9/27/34	1,450	1,540
[4]	United Mexican States	6.350%	2/9/35	2,225	2,276
[4]	United Mexican States	6.000%	5/7/36	3,218	3,177
[4]	United Mexican States	6.875%	5/13/37	3,134	3,272
[4,7]	United Mexican States	6.625%	1/29/38	2,276	2,311
	United Mexican States	6.050%	1/11/40	2,321	2,217
[4]	United Mexican States	4.280%	8/14/41	2,091	1,611
[4]	United Mexican States	4.750%	3/8/44	3,022	2,384
	United Mexican States	5.550%	1/21/45	1,724	1,549
	United Mexican States	4.600%	1/23/46	1,930	1,456
	United Mexican States	4.350%	1/15/47	1,160	838
	United Mexican States	4.600%	2/10/48	2,070	1,541
[4]	United Mexican States	4.500%	1/31/50	1,200	876
[4]	United Mexican States	5.000%	4/27/51	1,852	1,439
[4]	United Mexican States	4.400%	2/12/52	2,025	1,423
[4]	United Mexican States	6.338%	5/4/53	2,385	2,193
[4]	United Mexican States	6.400%	5/7/54	1,908	1,758
[4]	United Mexican States	7.375%	5/13/55	2,118	2,189
[4]	United Mexican States	3.771%	5/24/61	2,375	1,399
[4]	United Mexican States	5.750%	10/12/10	2,114	1,673
Total Sovereign Bonds (Cost $769,368)					733,236
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	40	40
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	100	79
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	112
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	238
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	119
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	52
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	476
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	180	201
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,036
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	142
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	449
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	456
	California Earthquake Authority Revenue	5.603%	7/1/27	275	278
	California GO	1.700%	2/1/28	350	331
	California GO	3.500%	4/1/28	400	395
	California GO Prere.	4.500%	4/1/28	200	203
	California GO Prere.	4.600%	4/1/28	1,925	1,956
	California GO	5.125%	9/1/29	375	391

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	2.500%	10/1/29	590	555
	California GO	1.750%	11/1/30	260	230
	California GO	5.750%	10/1/31	100	107
	California GO	4.500%	4/1/33	650	645
	California GO	7.500%	4/1/34	1,770	2,053
	California GO	5.150%	9/1/34	250	257
	California GO	7.550%	4/1/39	2,815	3,374
	California GO	7.300%	10/1/39	1,000	1,157
	California GO	7.350%	11/1/39	725	843
	California GO	7.625%	3/1/40	1,150	1,377
	California GO	7.600%	11/1/40	2,000	2,412
	California State University Systemwide Revenue	3.899%	11/1/47	250	205
	California State University Systemwide Revenue	2.897%	11/1/51	500	346
	California State University Systemwide Revenue	2.975%	11/1/51	465	311
	California State University Systemwide Revenue	2.719%	11/1/52	500	328
	California State University Systemwide Revenue	2.939%	11/1/52	500	332
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	102
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	339
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	517
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	446
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	282
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	295
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,408	1,559
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	362
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	452
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	254
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	335
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	347
	Connecticut GO	5.090%	10/1/30	575	578
	Connecticut GO	5.850%	3/15/32	610	654
	Cook County IL GO	6.229%	11/15/34	400	423
	Dallas County TX Hospital District GO	5.621%	8/15/44	100	100
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	307
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	68
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	315
[14]	Dallas TX Independent School District GO	6.450%	2/15/35	150	151
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	738
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	243
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	319
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	690
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	234
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	331
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	810
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	895
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	850	872
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	409
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	565	610
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,300	1,387
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	138	153
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	205
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	368
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	333
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	322
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	306
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	371
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	310	272
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	295	268
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	450
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	311
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,016
	Houston TX GO	6.290%	3/1/32	540	569
	Houston TX GO	3.961%	3/1/47	355	295
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/46	300	206
	Illinois GO	5.100%	6/1/33	6,431	6,450
	Illinois GO	6.630%	2/1/35	100	105
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/34	350	375
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	267
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	255	256
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	85	85

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	354
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	267
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	188
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	403
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	363
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	431
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	524
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	59
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	319	317
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	277	281
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	693
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	307
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	194
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	665
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	700	704
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	350	347
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	342	326
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	381
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	331
	Massachusetts GO	5.456%	12/1/39	845	858
	Massachusetts GO	2.900%	9/1/49	575	386
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	517
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	283
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	264
	Massachusetts SO Revenue	4.110%	7/15/31	256	256
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	51
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	107
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	35	31
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/46	575	665
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	514
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	224
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	307
	Michigan State University Revenue	4.496%	8/15/48	200	177
	Michigan State University Revenue	4.165%	8/15/22	465	335
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	275	204
	Mississippi GO	5.245%	11/1/34	250	253
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	284
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	256
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,516
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	490
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	687
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,830	2,096
	New York City NY GO	4.610%	9/1/37	500	486
	New York City NY GO	5.517%	10/1/37	475	483
	New York City NY GO	6.271%	12/1/37	325	348
	New York City NY GO	5.264%	10/1/44	500	485
	New York City NY GO	5.094%	10/1/49	500	472
	New York City NY GO	5.263%	10/1/52	200	192
	New York City NY GO	5.828%	10/1/53	200	206
	New York City NY GO	5.114%	10/1/54	500	471
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	101
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	300
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	102
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	77
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	317

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,216
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	541
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	190	206
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	455	537
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	98
	New York State Thruway Authority General Revenue	2.900%	1/1/35	230	202
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/29	60	59
	New York State Urban Development Corp. Revenue	3.900%	3/15/33	240	230
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	350	361
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	771
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	268
	Ohio State University General Receipts Revenue	4.800%	6/1/11	415	347
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	217
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	391	383
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	401
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	330
	Oregon GO	5.892%	6/1/27	207	212
[17]	Oregon School Boards Association GO	5.528%	6/30/28	87	87
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/54	600	591
	Pennsylvania State University Revenue	2.790%	9/1/43	425	314
	Pennsylvania State University Revenue	2.840%	9/1/50	300	197
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	372
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	134
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	208
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	833
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,415	1,330
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	365
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	143
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	200	143
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	125
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	162
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,431
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	493
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	255
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	226
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	153
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	69
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	326
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	79
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	249
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	282
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	291
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	198
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	209
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	346
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	235
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	495
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	423
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	995	1,020
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	450	456
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	307
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	346
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	497
	State Public School Building Authority PA Revenue	5.000%	9/15/27	275	278
	Texas GO	5.517%	4/1/39	1,030	1,060
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,346	1,377
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,350	1,364
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	605
	Texas Transportation Commission GO	4.681%	4/1/40	100	96
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,299
[17]	Tucson City AZ COP	2.856%	7/1/47	300	215
	United Nations Development Corp. NY Revenue	6.536%	8/1/55	400	418
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	245
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,397
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	133
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	322

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	600	507
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	416
	University of California Revenue	1.316%	5/15/27	925	883
	University of California Revenue	1.614%	5/15/30	525	469
	University of California Revenue	3.071%	5/15/51	500	331
	University of California Revenue	4.858%	5/15/12	705	585
	University of California Revenue	4.767%	5/15/15	150	122
	University of Michigan Revenue	2.437%	4/1/40	275	204
	University of Michigan Revenue	2.562%	4/1/50	200	123
	University of Michigan Revenue	3.504%	4/1/52	475	350
	University of Michigan Revenue	4.454%	4/1/22	1,100	863
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	166
[15]	University of Oregon Revenue	3.424%	3/1/60	750	519
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	221
	University of Texas Financing System Revenue	4.794%	8/15/46	300	278
	University of Texas Financing System Revenue	3.354%	8/15/47	200	146
	University of Texas Financing System Revenue	2.439%	8/15/49	225	135
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	680
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	198
	University of Virginia Revenue	2.256%	9/1/50	1,075	612
	University of Virginia Revenue	4.179%	9/1/17	250	186
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	300	296
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	928
Total Taxable Municipal Bonds (Cost $127,301)					110,625

Balanced Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[18,19]	Vanguard Market Liquidity Fund (Cost $402,056)	4.355%	4,021,442	402,104
Total Investments (100.1%) (Cost $30,558,881)				58,340,145
Other Assets and Liabilities—Net (-0.1%)				(72,698)
Net Assets (100%)				58,267,447
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,539.
2	Security value determined using significant unobservable inputs.
3	Securities with a value of $177 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	U.S. government-guaranteed.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $66,445, representing 0.1% of net assets.
10	Guaranteed by the Government of Canada.
11	Guaranteed by the Government of Japan.
12	Guaranteed by the Federal Republic of Germany.
13	Guaranteed by the Republic of Austria.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
19	Collateral of $79,640 was received for securities on loan, of which $79,634 is held in Vanguard Market Liquidity Fund and $6 is held in cash.
1YR—1-year.
ADR—American Depositary Receipt.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	24	4,993	13
5-Year U.S. Treasury Note	September 2025	52	5,668	37
10-Year U.S. Treasury Note	September 2025	188	21,080	255
E-mini Russell 2000 Index	September 2025	21	2,301	77
E-mini S&P 500 Index	September 2025	293	91,617	2,047
E-mini S&P Mid-Cap 400 Index	September 2025	10	3,126	94
Ultra Long U.S. Treasury Bond	September 2025	43	5,122	93
				2,616

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2025	(100)	(11,427)	(114)
				2,502
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $30,156,825)	57,938,041
Affiliated Issuers (Cost $402,056)	402,104
Total Investments in Securities	58,340,145
Investment in Vanguard	1,481
Cash	20,704
Cash Collateral Pledged—Futures Contracts	5,067
Receivables for Investment Securities Sold	280,150
Receivables for Accrued Income	193,233
Receivables for Capital Shares Issued	23,216
Variation Margin Receivable—Futures Contracts	392
Total Assets	58,864,388
Liabilities
Payables for Investment Securities Purchased	438,175
Collateral for Securities on Loan	79,640
Payables for Capital Shares Redeemed	48,215
Payables for Distributions	29,301
Payables to Vanguard	1,610
Total Liabilities	596,941
Net Assets	58,267,447
1 Includes $73,539 of securities on loan.
At June 30, 2025, net assets consisted of:

Paid-in Capital	30,066,522
Total Distributable Earnings (Loss)	28,200,925
Net Assets	58,267,447

Investor Shares—Net Assets
Applicable to 3,418,822 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	170,391
Net Asset Value Per Share—Investor Shares	$49.84

Admiral™ Shares—Net Assets
Applicable to 945,783,146 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,128,511
Net Asset Value Per Share—Admiral Shares	$49.83

Institutional Shares—Net Assets
Applicable to 220,083,921 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,968,545
Net Asset Value Per Share—Institutional Shares	$49.84
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	220,224
Dividends—Affiliated Issuers	323
Interest—Unaffiliated Issuers	423,159
Interest—Affiliated Issuers	5,591
Securities Lending—Net	1,071
Total Income	650,368
Expenses
The Vanguard Group—Note B
Investment Advisory Services	588
Management and Administrative—Investor Shares	146
Management and Administrative—Admiral Shares	14,054
Management and Administrative—Institutional Shares	2,895
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—Admiral Shares	976
Marketing and Distribution—Institutional Shares	133
Custodian Fees	251
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—Admiral Shares	65
Shareholders’ Reports and Proxy Fees—Institutional Shares	32
Trustees’ Fees and Expenses	16
Other Expenses	31
Total Expenses	19,192
Net Investment Income	631,176
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	475,782
Investment Securities Sold—Affiliated Issuers	463
Futures Contracts	7,056
Realized Net Gain (Loss)	483,301
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,832,641
Investment Securities—Affiliated Issuers	402
Futures Contracts	6,551
Change in Unrealized Appreciation (Depreciation)	1,839,594
Net Increase (Decrease) in Net Assets Resulting from Operations	2,954,071
1	Dividends are net of foreign withholding taxes of $42.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	631,176	1,200,024
Realized Net Gain (Loss)	483,301	2,428,004
Change in Unrealized Appreciation (Depreciation)	1,839,594	3,894,930
Net Increase (Decrease) in Net Assets Resulting from Operations	2,954,071	7,522,958
Distributions
Investor Shares	(4,121)	(9,281)
Admiral Shares	(1,132,404)	(2,377,263)
Institutional Shares	(270,353)	(573,723)
Total Distributions	(1,406,878)	(2,960,267)
Capital Share Transactions
Investor Shares	(12,670)	(32,540)
Admiral Shares	(307,827)	441,578
Institutional Shares	(439,501)	277,570
Net Increase (Decrease) from Capital Share Transactions	(759,998)	686,608
Total Increase (Decrease)	787,195	5,249,299
Net Assets
Beginning of Period	57,480,252	52,230,953
End of Period	58,267,447	57,480,252
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.49	$44.59	$39.66	$49.02	$44.34	$39.23
Investment Operations
Net Investment Income[1]	.509	.972	.854	.709	.627	.700
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.000[2]	—
Net Realized and Unrealized Gain (Loss) on Investments	2.018	5.426	5.970	(8.996)	5.564	5.537
Total from Investment Operations	2.527	6.398	6.824	(8.287)	6.191	6.237
Distributions
Dividends from Net Investment Income	(.532)	(.979)	(.861)	(.716)	(.626)	(.687)
Distributions from Realized Capital Gains	(.645)	(1.519)	(1.033)	(.357)	(.885)	(.440)
Total Distributions	(1.177)	(2.498)	(1.894)	(1.073)	(1.511)	(1.127)
Net Asset Value, End of Period	$49.84	$48.49	$44.59	$39.66	$49.02	$44.34
Total Return[3]	5.34%	14.46%	17.44%	-16.97%	14.09%	16.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$178	$194	$199	$317	$334
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.04%	2.02%	1.66%	1.33%	1.76%
Portfolio Turnover Rate[4]	12%	22%	19%	19%	35%	60%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 2%, 5%, 5%, 5%, 15%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.48	$44.58	$39.65	$49.02	$44.34	$39.23
Investment Operations
Net Investment Income[1]	.536	1.028	.902	.761	.680	.742
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.000[2]	—
Net Realized and Unrealized Gain (Loss) on Investments	2.018	5.426	5.969	(9.010)	5.564	5.542
Total from Investment Operations	2.554	6.454	6.871	(8.249)	6.244	6.284
Distributions
Dividends from Net Investment Income	(.559)	(1.035)	(.908)	(.764)	(.679)	(.733)
Distributions from Realized Capital Gains	(.645)	(1.519)	(1.033)	(.357)	(.885)	(.441)
Total Distributions	(1.204)	(2.554)	(1.941)	(1.121)	(1.564)	(1.174)
Net Asset Value, End of Period	$49.83	$48.48	$44.58	$39.65	$49.02	$44.34
Total Return[3]	5.40%	14.59%	17.58%	-16.90%	14.22%	16.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,129	$46,167	$42,048	$37,437	$47,564	$39,901
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.15%	2.14%	1.79%	1.44%	1.86%
Portfolio Turnover Rate[4]	12%	22%	19%	19%	35%	60%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 2%, 5%, 5%, 5%, 15%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.49	$44.59	$39.66	$49.02	$44.35	$39.24
Investment Operations
Net Investment Income[1]	.538	1.033	.904	.765	.685	.747
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.000[2]	—
Net Realized and Unrealized Gain (Loss) on Investments	2.018	5.427	5.971	(8.998)	5.554	5.541
Total from Investment Operations	2.556	6.460	6.875	(8.233)	6.239	6.288
Distributions
Dividends from Net Investment Income	(.561)	(1.041)	(.912)	(.769)	(.684)	(.737)
Distributions from Realized Capital Gains	(.645)	(1.519)	(1.033)	(.358)	(.885)	(.441)
Total Distributions	(1.206)	(2.560)	(1.945)	(1.127)	(1.569)	(1.178)
Net Asset Value, End of Period	$49.84	$48.49	$44.59	$39.66	$49.02	$44.35
Total Return	5.40%	14.60%	17.58%	-16.87%	14.20%	16.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,969	$11,135	$9,989	$10,268	$13,081	$11,685
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.16%	2.14%	1.80%	1.45%	1.87%
Portfolio Turnover Rate[3]	12%	22%	19%	19%	35%	60%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 2%, 5%, 5%, 5%, 15%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2025, counterparties had deposited in segregated accounts cash of $320,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Balanced Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,481,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Balanced Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,927,684	—	8	35,927,692
Preferred Stocks	—	—	—	—
Rights	—	—	92	92
Warrants	2	—	—	2
U.S. Government and Agency Obligations	—	15,047,427	—	15,047,427
Asset-Backed/Commercial Mortgage-Backed Securities	—	481,155	—	481,155
Corporate Bonds	—	5,637,812	—	5,637,812
Sovereign Bonds	—	733,236	—	733,236
Taxable Municipal Bonds	—	110,625	—	110,625
Temporary Cash Investments	402,104	—	—	402,104
Total	36,329,790	22,010,255	100	58,340,145

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,616	—	—	2,616
Liabilities
Futures Contracts[1]	(114)	—	—	(114)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,621,957
Gross Unrealized Appreciation	29,918,311
Gross Unrealized Depreciation	(2,197,621)
Net Unrealized Appreciation (Depreciation)	27,720,690
E.  During the six months ended June 30, 2025, the fund purchased $1,961,449,000 of investment securities and sold $3,077,697,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,670,645,000 and $4,988,405,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2025, such purchases were $63,611,000 and sales were $35,250,000, resulting in net realized gain of $21,730,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,695	119	17,237	370
Issued in Lieu of Cash Distributions	4,121	87	9,281	193
Redeemed	(22,486)	(467)	(59,058)	(1,239)
Net Increase (Decrease)—Investor Shares	(12,670)	(261)	(32,540)	(676)

Balanced Index Fund
	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,101,454	43,715	4,921,348	103,075
Issued in Lieu of Cash Distributions	1,022,028	21,490	2,149,876	44,574
Redeemed	(3,431,309)	(71,702)	(6,629,646)	(138,492)
Net Increase (Decrease)—Admiral Shares	(307,827)	(6,497)	441,578	9,157
Institutional Shares
Issued	592,271	12,288	1,353,755	28,566
Issued in Lieu of Cash Distributions	260,755	5,482	553,995	11,483
Redeemed	(1,292,527)	(27,325)	(1,630,180)	(34,417)
Net Increase (Decrease)—Institutional Shares	(439,501)	(9,555)	277,570	5,632
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	469,291	NA1	NA1	(5)	(40)	5,591	—	402,104
Vanguard Total Bond Market ETF	30,564	5,393	36,867	468	442	323	—	—
Total	499,855	5,393	36,867	463	402	5,914	—	402,104
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q022 082025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Valley Forge Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	39,052,874,079	838,351,341	N/A	N/A
Mark Loughridge	39,042,981,819	848,243,602	N/A	N/A
Scott C. Malpass	39,024,249,473	866,975,947	N/A	N/A
John Murphy	39,122,316,403	768,909,018	N/A	N/A
Lubos Pastor	39,072,992,785	818,232,635	N/A	N/A
Rebecca Patterson	39,123,258,472	767,966,948	N/A	N/A
André F. Perold	39,049,722,891	841,502,529	N/A	N/A
Salim Ramji	38,990,070,490	901,154,930	N/A	N/A
Sarah Bloom Raskin	38,901,312,238	989,913,182	N/A	N/A
Grant Reid	39,022,531,218	868,694,203	N/A	N/A
David Thomas	38,932,756,541	958,468,879	N/A	N/A
Barbara Venneman	39,130,452,090	760,773,330	N/A	N/A
Peter F. Volanakis	39,009,500,900	881,724,520	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

*By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.